                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _________                        [ ]

Post-Effective Amendment No. 11 (File No. 333-139764)        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43 (File No. 811-07511)                        [X]

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                    12203
(Address of Depositor's Principal Executive Offices)    (Zip Code)

Depositor's Telephone Number, including Area Code (612) 678-4177

Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[x]  on April 30, 2012 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE(R)

ENDEAVOR SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555

            Telephone: 1-800-504-0469

            (Corporate Office)
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

New contracts are not currently being offered.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust

Columbia Funds Variable Series Trust II

Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Van Kampen Variable Insurance Funds
Invesco Variable Insurance Funds
Janus Aspen Series: Series Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Morgan Stanley Universal Investment Funds (UIF)
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares
Wanger Advisors Trust

Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract and optional benefits. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


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       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  1

RiverSource Life of NY offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contract and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    5
EXPENSE SUMMARY.............................    7
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   15
FINANCIAL STATEMENTS........................   15
THE VARIABLE ACCOUNT AND THE FUNDS..........   15
THE FIXED ACCOUNT...........................   28
BUYING YOUR CONTRACT........................   30
CHARGES.....................................   32
VALUING YOUR INVESTMENT.....................   38
MAKING THE MOST OF YOUR CONTRACT............   39
WITHDRAWALS.................................   46
TSA -- SPECIAL PROVISIONS...................   47
CHANGING OWNERSHIP..........................   47
BENEFITS IN CASE OF DEATH...................   48
OPTIONAL BENEFITS...........................   50
THE ANNUITY PAYOUT PERIOD...................   65
TAXES.......................................   67
VOTING RIGHTS...............................   71
SUBSTITUTION OF INVESTMENTS.................   71
ABOUT THE SERVICE PROVIDERS.................   72
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE.....................   74
APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES...   75
APPENDIX B: EXAMPLE -- DEATH BENEFITS.......   80
APPENDIX C: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT(R) RIDER...   81
APPENDIX D: EXAMPLE --
  SECURESOURCE RIDERS.......................   82
APPENDIX E: SECURESOURCE
  RIDERS -- ADDITIONAL RMD DISCLOSURE.......   86
APPENDIX F: PURCHASE PAYMENT CREDITS FOR
  ELIGIBLE CONTRACTS........................   88
APPENDIX G: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS WITH APPLICATIONS SIGNED BEFORE
  JUNE 19, 2006.............................   89
APPENDIX H: GUARANTOR WITHDRAWAL
  BENEFIT FOR LIFE(R) RIDER DISCLOSURE......   90
APPENDIX I: GUARANTOR WITHDRAWAL
  BENEFIT RIDER DISCLOSURE..................  103
APPENDIX J: INCOME ASSURER BENEFIT(R) RIDERS
  DISCLOSURE................................  110
APPENDIX K: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  119
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  131





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 2  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order," your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


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       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  3

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


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 4  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The contract allows you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account, the DCA fixed account (if part of your contract) and/or subaccounts of the variable account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.


BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See "Buying Your Contract").


It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes-1035 Exchanges".)


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The One-Year Fixed Account")

- DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "The Fixed Account -- DCA Fixed Account").

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transferring Among Accounts").

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals")

OPTIONAL BENEFITS: You can buy additional benefits with your contract. We offer optional living benefits, including: a guaranteed contract value on a future date ("Accumulation Protector Benefit Rider") and a guaranteed minimum withdrawal benefit that permits you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances the lifetime of a single person (Secure Source - Single Life) or the lifetime of you and your spouse

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       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  5

(Secure Source - Joint Life) ("Secure Source Riders"). Optional living benefits require the use of a Portfolio Navigator program (PN program) investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of withdrawals that can be taken under the optional benefit during a contract year. We previously offered other optional living benefits. (See "Optional Benefits -- Optional Living Benefits"). Optional benefits may have eligibility requirements.


BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (See "Benefits in Case of Death").

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The DCA fixed account is not available during the payout period. (See "The Annuity Payout Period").


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 6  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You selected either a seven-year or five-year withdrawal charge schedule at the time of application.

           SEVEN-YEAR SCHEDULE                         FIVE-YEAR SCHEDULE
YEARS FROM PURCHASE    WITHDRAWAL CHARGE    YEARS FROM PURCHASE    WITHDRAWAL CHARGE
  PAYMENT RECEIPT          PERCENTAGE         PAYMENT RECEIPT          PERCENTAGE
         1                     8%                    1                     8%
         2                     8                     2                     7
         3                     7                     3                     6
         4                     7                     4                     4
         5                     6                     5                     2
         6                     5                     Thereafter            0
         7                     3
         Thereafter            0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 19, 2006


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE
QUALIFIED ANNUITIES

Return of Purchase Payment (ROP) Death
Benefit                                             0.90%                         0.15%                        1.05%

Maximum Anniversary Value (MAV) Death
Benefit                                             1.10                          0.15                         1.25
NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.05                          0.15                         1.20

MAV Death Benefit                                   1.25                          0.15                         1.40




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       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  7

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER CONTRACTS


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE
QUALIFIED ANNUITIES

ROP Death Benefit                                   1.00%                         0.15%                        1.15%

MAV Death Benefit                                   1.20                          0.15                         1.35
NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.15                          0.15                         1.30

MAV Death Benefit                                   1.35                          0.15                         1.50


FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE



QUALIFIED ANNUITIES

ROP Death Benefit                                 1.20%                           0.15%                           1.35%

MAV Death Benefit                                 1.40                            0.15                            1.55
NONQUALIFIED ANNUITIES

ROP Death Benefit                                 1.35                            0.15                            1.50

MAV Death Benefit                                 1.55                            0.15                            1.70




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 8  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full withdrawal.)

OPTIONAL LIVING BENEFITS
If eligible, you may have selected one of the following optional living benefits. Each optional living benefit requires participation in the PN program. The fees apply only if you have selected one of these benefits.



ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM:     CURRENT:
                                                                    1.75%        0.80%(1)


(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

(1) For contracts with applications signed prior to Jan. 26, 2009, the current fee is 0.55%.



SECURESOURCE(R) - SINGLE LIFE RIDER FEE(2)                          MAXIMUM:     CURRENT:
                                                                    2.00%        0.90%

SECURESOURCE(R) - JOINT LIFE RIDER FEE(2)                           MAXIMUM:     CURRENT:
                                                                    2.00%        0.90%


(Charged annually on the contract anniversary as a percentage of the contract value or the total remaining benefit amount, whichever is greater.)

(2) For contracts with applications signed prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                  MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)



INCOME ASSURER BENEFIT(R) - MAV RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.30%

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE RIDER      MAXIMUM: 1.75%     CURRENT: 0.60%
FEE

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION       MAXIMUM: 2.00%     CURRENT: 0.65%
BENEFIT BASE RIDER FEE


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


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       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  9

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)


                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.50%                1.67%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Balanced Wealth Strategy Portfolio          0.55%      0.25%    0.11%           --%          0.91%
(Class B)


AllianceBernstein VPS Global Thematic Growth Portfolio            0.75       0.25     0.19            --           1.19
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)       0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class        0.75       0.25     0.07            --           1.07
B)


American Century VP Inflation Protection, Class II                0.47       0.25     0.01            --           0.73


American Century VP Mid Cap Value, Class II                       0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                            0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                               0.88       0.25       --            --           1.13


Columbia Variable Portfolio - Cash Management Fund (Class         0.33       0.13     0.14            --           0.60(1)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class        0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income           0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)       0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity        1.07       0.13     0.25            --           1.45(1)
Fund (Class 3)


Columbia Variable Portfolio - Global Inflation Protected          0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund (Class 2)          0.63       0.25     0.15            --           1.03(1),(2)


Columbia Variable Portfolio - High Yield Bond Fund (Class         0.58       0.13     0.17            --           0.88(1)
3)


Columbia Variable Portfolio - Income Opportunities Fund           0.57       0.13     0.14            --           0.84
(Class 3)


Columbia Variable Portfolio - International Opportunity           0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class        0.71       0.13     0.17            --           1.01(1)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)       0.97         --     0.13            --           1.10(1),(2)


Columbia Variable Portfolio - Marsico International               1.02       0.25     0.20            --           1.47(1),(2)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity          0.76       0.13     0.17            --           1.06(1)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity           0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)        0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Short Duration U.S.                 0.36       0.13     0.15            --           0.64
Government Fund (Class 3)


Columbia Variable Portfolio - Small Cap Value Fund (Class         0.87       0.25     0.12          0.02           1.26(1),(3)
2)


Credit Suisse Trust - Commodity Return Strategy Portfolio         0.50       0.25     0.31            --           1.06(4)


Dreyfus Investment Portfolios MidCap Stock Portfolio,             0.75       0.25     0.11            --           1.11
Service Shares




--------------------------------------------------------------------------------
 10  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Dreyfus Variable Investment Fund Appreciation Portfolio,          0.75%      0.25%    0.05%           --%          1.05%
Service Shares


Dreyfus Variable Investment Fund International Equity             0.75       0.25     0.35            --           1.35
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value              1.00       0.25     0.25            --           1.50
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                          0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth Portfolio Service Class 2                  0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Investment Grade Bond Portfolio Service           0.32       0.25     0.10            --           0.67
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2                0.71       0.25     0.14            --           1.10


FTVIPT Franklin Income Securities Fund - Class 2                  0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2        0.62       0.25     0.02          0.01           0.90(5)


FTVIPT Franklin Small-Mid Cap Growth Securities                   0.50       0.25     0.29          0.01           1.05
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                    0.60       0.25     0.13            --           0.98


FTVIPT Templeton Global Bond Securities Fund - Class 2            0.46       0.25     0.10            --           0.81


FTVIPT Templeton Growth Securities Fund - Class 2                 0.74       0.25     0.04            --           1.03


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares       0.80         --     0.06            --           0.86(6)


Goldman Sachs VIT Structured U.S. Equity                          0.62         --     0.08            --           0.70(7)
Fund - Institutional Shares


Invesco V.I. Global Health Care Fund, Series II Shares            0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares          0.71       0.25     0.32            --           1.28


Invesco V.I. Mid Cap Core Equity Fund, Series II Shares           0.73       0.25     0.30            --           1.28


Invesco Van Kampen V.I. American Franchise Fund, Series II        0.67       0.25     0.28            --           1.20(8)
Shares


Invesco Van Kampen V.I. Comstock Fund, Series II Shares           0.56       0.25     0.24            --           1.05(9)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II            0.75       0.25     0.33            --           1.33(10)
Shares


Invesco Van Kampen V.I. Value Opportunities Fund, Series II       0.69       0.25     0.31            --           1.25
Shares


Janus Aspen Series Janus Portfolio: Service Shares                0.56       0.25     0.07            --           0.88


Legg Mason ClearBridge Variable Small Cap Growth                  0.75         --     0.14            --           0.89
Portfolio - Class I


MFS(R) New Discovery Series - Service Class                       0.90       0.25     0.08            --           1.23


MFS(R) Total Return Series - Service Class                        0.75       0.25     0.06            --           1.06(11)


MFS(R) Utilities Series - Service Class                           0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II         0.85       0.35     0.47            --           1.67(12)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II             0.75       0.35     0.30            --           1.40(12)
Shares


Morgan Stanley UIF U.S. Real Estate Portfolio, Class II           0.80       0.35     0.29            --           1.44(12)
Shares


Oppenheimer Capital Appreciation Fund/VA, Service Shares          0.68       0.25     0.12            --           1.05


Oppenheimer Global Securities Fund/VA, Service Shares             0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares       0.58       0.25     0.13          0.07           1.03(13)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,              0.69       0.25     0.14            --           1.08(14)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class                0.43       0.25       --          0.74           1.42(15)


Putnam VT Global Health Care Fund - Class IB Shares               0.63       0.25     0.21            --           1.09


Putnam VT International Equity Fund - Class IB Shares             0.70       0.25     0.17            --           1.12


Putnam VT Multi-Cap Growth Fund - Class IB Shares                 0.56       0.25     0.16            --           0.97


Putnam VT Small Cap Value Fund - Class IB Shares                  0.63       0.25     0.15          0.11           1.14


Variable Portfolio - Aggressive Portfolio (Class 2)                 --       0.25     0.02          0.79           1.06


Variable Portfolio - Aggressive Portfolio (Class 4)                 --       0.25     0.02          0.79           1.06


Variable Portfolio - Conservative Portfolio (Class 2)               --       0.25     0.02          0.61           0.88




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  11

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Conservative Portfolio (Class 4)               --%      0.25%    0.02%         0.61%          0.88%


Variable Portfolio - Davis New York Venture Fund (Class 3)        0.71       0.13     0.13            --           0.97(16)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund             0.77       0.13     0.13            --           1.03(16)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                   --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderate Portfolio (Class 4)                   --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.75           1.02
4)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class         0.91       0.13     0.15          0.02           1.21(16)
3)


Wanger International                                              0.89         --     0.13            --           1.02(2)


Wanger USA                                                        0.86         --     0.08            --           0.94(2)





    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.585% for Columbia Variable Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3) and 1.03% for Columbia Variable Portfolio - Small Cap Value Fund (Class 2).


 (2) Other expenses have been restated to reflect contractual changes to certain other fees.


 (3) Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.


 (4) Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


 (5) The Investment Manager has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2013. After fee reductions, net expenses would be 0.89%.


 (6) Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.85%.


 (7) Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


 (8) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.


 (9) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


(10) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.



--------------------------------------------------------------------------------
 12  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(11) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013. After fee waivers, net expenses would be 1.03%.


(12) The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares, 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares and 1.35% for Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


(13) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


(14) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


(15) PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


(16) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).



--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  13

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit and one of the SecureSource riders(2). Although your actual costs may be lower, based on the assumptions your costs would be:



                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts with
applications signed
on or after June
19, 2006               $1,278      $2,297      $3,304      $5,471           $558       $1,666      $2,763      $5,471

Five-year
withdrawal charge
schedule                1,309       2,293       3,082       5,719            589        1,752       2,901       5,719






QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts with
applications signed
on or after June
19, 2006               $1,263      $2,254      $3,236      $5,346           $543       $1,623      $2,695      $5,346

Five-year
withdrawal charge
schedule                1,293       2,249       3,012       5,596            573        1,709       2,832       5,596



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the ROP Death Benefit and do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                               IF YOU DO NOT WITHDRAW YOUR CONTRACT
                              IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY   1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts with
applications signed
on or after June
19, 2006                $957       $1,346      $1,723      $2,387           $214        $658       $1,123      $2,387

Five-year
withdrawal charge
schedule                 985        1,335       1,479       2,705            245         751        1,279       2,705






QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
withdrawal charge
schedule for
contracts with
applications signed
on or after June
19, 2006                $943       $1,302      $1,644      $2,225           $199        $611       $1,044      $2,225

Five-year
withdrawal charge
schedule                 971        1,291       1,401       2,547            230         704        1,201       2,547



(1) In these examples, the contract administrative charge is $40.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


--------------------------------------------------------------------------------
 14  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix K.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 15 program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
 16  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  17

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein               N                  Y          Seeks to maximize total        AllianceBernstein L.P.
VPS Balanced Wealth                                           return consistent with
Strategy Portfolio                                            AllianceBernstein's
(Class B)                                                     determination of reasonable
                                                              risk.
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Global Thematic                                           capital.
Growth Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS Growth and                                                capital.
Income Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

AllianceBernstein               Y                  Y          Seeks long-term growth of      AllianceBernstein L.P.
VPS International                                             capital.
Value Portfolio
(Class B)
-------------------------------------------------------------------------------------------------------------------------

American Century VP             N                  Y          Seeks long-term total return   American Century Investment
Inflation                                                     using a strategy that seeks    Management, Inc.
Protection, Class II                                          to protect against U.S.
                                                              inflation.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Mid Cap Value, Class                                          growth. Income is a            Management, Inc.
II                                                            secondary objective.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Ultra(R), Class II                                            growth.                        Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

American Century VP             Y                  Y          Seeks long-term capital        American Century Investment
Value, Class II                                               growth. Income is a            Management, Inc.
                                                              secondary objective.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks maximum current income   Columbia Management
Portfolio - Cash                                              consistent with liquidity      Investment Advisers, LLC
Management Fund                                               and stability of principal.
(Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Diversi-                                          income while attempting to     Investment Advisers, LLC
fied Bond Fund                                                conserve the value of the
(Class 3)                                                     investment for the longest
                                                              period of time.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Diversi-                                          income and, as a secondary     Investment Advisers, LLC
fied Equity Income                                            goal, steady growth of
Fund (Class 3)                                                capital.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks capital appreciation.    Columbia Management
Portfolio - Dynamic                                                                          Investment Advisers, LLC
Equity Fund (Class
3)
-------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

 18  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Emerging                                          growth.                        Investment Advisers, LLC,
Markets Opportunity                                                                          adviser; Threadneedle
Fund (Class 3)                                                                               International Limited, an
                                                                                             indirect wholly-owned
                                                                                             subsidiary of Ameriprise
                                                                                             Financial, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Non-diversified fund that      Columbia Management
Portfolio - Global                                            seeks total return that        Investment Advisers, LLC
Inflation Protected                                           exceeds the rate of
Securities Fund                                               inflation over the long
(Class 3)                                                     term.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks total return,            Columbia Management
Portfolio - High                                              consisting of a high level     Investment Advisers, LLC
Income Fund (Class                                            of income and capital
2)                                                            appreciation.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high current income,     Columbia Management
Portfolio - High                                              with capital growth as a       Investment Advisers, LLC
Yield Bond Fund                                               secondary objective.
(Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high total return        Columbia Management
Portfolio - Income                                            through current income and     Investment Advisers, LLC
Opportunities Fund                                            capital appreciation.
(Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks capital appreciation.    Columbia Management
Portfolio - In-                                                                              Investment Advisers, LLC,
ternational                                                                                  adviser; Threadneedle
Opportunity Fund                                                                             International Limited, an
(Class 3)                                                                                    indirect wholly-owned
                                                                                             subsidiary of Ameriprise
                                                                                             Financial, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Large                                             growth.                        Investment Advisers, LLC
Cap Growth Fund
(Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Marsico                                           capital.                       Investment Advisers, LLC,
Growth Fund (Class                                                                           adviser; Marsico Capital
1)                                                                                           Management, LLC, subadviser.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Marsico                                           capital.                       Investment Advisers, LLC,
International                                                                                adviser; Marsico Capital
Opportunities Fund                                                                           Management, LLC, subadviser.
(Class 2)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               N                  Y          Seeks growth of capital.       Columbia Management
Portfolio - Mid Cap                                                                          Investment Advisers, LLC
Growth Opportunity
Fund (Class 3)
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  19

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Columbia Variable               Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Mid Cap                                           capital.                       Investment Advisers, LLC
Value Opportunity
Fund (Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - S&P 500                                           appreciation.                  Investment Advisers, LLC
Index Fund (Class 3)
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks high level of current    Columbia Management
Portfolio - Short                                             income and safety of           Investment Advisers, LLC
Duration U.S.                                                 principal consistent with
Government Fund                                               investment in U.S.
(Class 3)                                                     government and government
                                                              agency securities.
-------------------------------------------------------------------------------------------------------------------------

Columbia Variable               Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Small                                             appreciation.                  Investment Advisers, LLC
Cap Value Fund
(Class 2)
-------------------------------------------------------------------------------------------------------------------------

Credit Suisse                   Y                  Y          Seeks total return.            Credit Suisse Asset
Trust - Commodity                                                                            Management, LLC
Return Strategy
Portfolio
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment              N                  Y          Seeks investment results       The Dreyfus Corporation
Portfolios MidCap                                             that are greater than the
Stock Portfolio,                                              total return performance of
Service Shares                                                publicly traded common
                                                              stocks of medium-size
                                                              domestic companies in the
                                                              aggregate, as represented by
                                                              the Standard & Poor's MidCap
                                                              400 Index.
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                N                  Y          Seeks long-term capital        The Dreyfus Corporation,
Investment Fund                                               growth consistent with the     adviser; Fayez Sarofim &
Appreciation                                                  preservation of capital.       Co., sub-adviser.
Portfolio, Service
Shares
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                Y                  Y          Seeks capital growth.          The Dreyfus Corporation,
Investment Fund                                                                              adviser; Newton Capital
International Equity                                                                         Management Limited, sub-
Portfolio, Service                                                                           adviser.
Shares
-------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable                Y                  Y          Seeks long-term capital        The Dreyfus Corporation
Investment Fund                                               growth.
International Value
Portfolio, Service
Shares
-------------------------------------------------------------------------------------------------------------------------

Eaton Vance VT                  Y                  Y          Seeks high level of current    Eaton Vance Management
Floating-Rate Income                                          income.
Fund
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 20  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP                 Y                  Y          Seeks long-term capital        Fidelity Management &
Contrafund(R)                                                 appreciation. Normally         Research Company (FMR) is
Portfolio Service                                             invests primarily in common    the fund's manager. FMR Co.,
Class 2                                                       stocks. Invests in             Inc. (FMRC) and other
                                                              securities of companies        investment advisers serve as
                                                              whose value it believes is     sub-advisers for the fund.
                                                              not fully recognized by the
                                                              public. Invests in either
                                                              "growth" stocks or "value"
                                                              stocks or both. The fund
                                                              invests in domestic and
                                                              foreign issuers.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 N                  Y          Seeks to achieve capital       Fidelity Management &
Growth Portfolio                                              appreciation. Normally         Research Company (FMR) is
Service Class 2                                               invests primarily in common    the fund's manager. FMR Co.,
                                                              stocks. Invests in companies   Inc. (FMRC) and other
                                                              that it believes have above-   investment advisers serve as
                                                              average growth potential       sub-advisers for the fund.
                                                              (stocks of these companies
                                                              are often called "growth"
                                                              stocks). The Fund invests in
                                                              domestic and foreign
                                                              issuers.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP                 Y                  Y          Seeks as high level of         Fidelity Management &
Investment Grade                                              current income as is           Research Company (FMR) is
Bond Portfolio                                                consistent with the            the fund's manager. Fidelity
Service Class 2                                               preservation of capital.       Investments Money
                                                              Normally invests at least      Management, Inc. (FIMM) and
                                                              80% of assets in investment-   other investment advisers
                                                              grade debt securities (those   serve as sub-advisers for
                                                              of medium and high quality)    the fund.
                                                              of all types and repurchase
                                                              agreements for those
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid             Y                  Y          Seeks long-term growth of      Fidelity Management &
Cap Portfolio                                                 capital. Normally invests      Research Company (FMR) is
Service Class 2                                               primarily in common stocks.    the fund's manager. FMR Co.,
                                                              Normally invests at least      Inc. (FMRC) and other
                                                              80% of assets in securities    investment advisers serve as
                                                              of companies with medium       sub-advisers for the fund.
                                                              market capitalizations. May
                                                              invest in companies with
                                                              smaller or larger market
                                                              capitalizations. Invests in
                                                              domestic and foreign
                                                              issuers. The Fund invests in
                                                              either "growth" or "value"
                                                              common stocks or both.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  21

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP                 Y                  Y          Seeks long-term growth of      Fidelity Management &
Overseas Portfolio                                            capital. Normally invests      Research Company (FMR) is
Service Class 2                                               primarily in common stocks     the fund's manager. FMR Co.,
                                                              allocating investments         Inc. (FMRC) and other
                                                              across different countries     investment advisers serve as
                                                              and regions. Normally          sub-advisers for the fund.
                                                              invests at least 80% of
                                                              assets in non-U.S.
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 Y                  Y          Seeks to maximize income       Franklin Advisers, Inc.
Income Securities                                             while maintaining prospects
Fund - Class 2                                                for capital appreciation.
                                                              The fund normally invests in
                                                              both equity and debt
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 N                  Y          Seeks long-term capital        Franklin Advisory Services,
Rising Dividends                                              appreciation, with             LLC
Securities                                                    preservation of capital as
Fund - Class 2                                                an important consideration.
                                                              The fund normally invests at
                                                              least 80% of its net assets
                                                              in investments of companies
                                                              that have paid rising
                                                              dividends.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin                 N                  Y          Seeks long-term capital        Franklin Advisers, Inc.
Small-Mid Cap Growth                                          growth. The fund normally
Securities                                                    invests at least 80% of its
Fund - Class 2                                                net assets in investments of
                                                              small capitalization and mid
                                                              capitalization companies.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares            N                  Y          Seeks capital appreciation,    Franklin Mutual Advisers,
Securities                                                    with income as a secondary     LLC
Fund - Class 2                                                goal. The fund normally
                                                              invests primarily in U.S.
                                                              and foreign equity
                                                              securities that the manager
                                                              believes are undervalued.
-------------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton                Y                  Y          Seeks high current income,     Franklin Advisers, Inc.
Global Bond                                                   consistent with preservation
Securities                                                    of capital, with capital
Fund - Class 2                                                appreciation as a secondary
                                                              consideration. The fund
                                                              normally invests at least
                                                              80% of its net assets in
                                                              bonds, which include debt
                                                              securities of any maturity,
                                                              such as bonds, notes, bills
                                                              and debentures.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton                Y                  Y          Seeks long-term capital        Templeton Global Advisors
Growth Securities                                             growth. The fund normally      Limited
Fund - Class 2                                                invests primarily in equity
                                                              securities of companies
                                                              located anywhere in the
                                                              world, including those in
                                                              the U.S. and emerging
                                                              markets.
-------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT               Y                  Y          Seeks long-term capital        Goldman Sachs Asset
Mid Cap Value                                                 appreciation.                  Management, L.P.
Fund - Institutional
Shares
-------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT               Y                  Y          Seeks long-term growth of      Goldman Sachs Asset
Structured U.S.                                               capital.                       Management, L.P.
Equity
Fund - Institutional
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Global             Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Health Care Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I.                    Y                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
International Growth                                          capital.
Fund, Series II
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco V.I. Mid Cap            N                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
Core Equity Fund,                                             capital.
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen              Y                  Y          Seeks capital growth.          Invesco Advisers, Inc.
V.I. American
Franchise Fund,
Series II Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen              Y                  Y          Seeks capital growth and       Invesco Advisers, Inc.
V.I. Comstock Fund,                                           income through investments
Series II Shares                                              in equity securities,
                                                              including common stocks,
                                                              preferred stocks and
                                                              securities convertible into
                                                              common and preferred stocks.
-------------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen              Y                  Y          Seeks capital growth.          Invesco Advisers, Inc.
V.I. Mid Cap Growth
Fund, Series II
Shares
-------------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen              N                  Y          Seeks long-term growth of      Invesco Advisers, Inc.
V.I. Value                                                    capital.
Opportunities Fund,
Series II Shares
(previously Invesco
V.I. - Basic Value
Fund, Series II
Shares)
-------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series              Y                  Y          Seeks long-term growth of      Janus Capital Management LLC
Janus Portfolio:                                              capital.
Service Shares
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  23

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Legg Mason                      Y                  Y          Seeks long-term growth of      Legg Mason Partners Fund
ClearBridge Variable                                          capital.                       Advisor, LLC, adviser;
Small Cap Growth                                                                             ClearBridge Advisors, LLC,
Portfolio - Class I                                                                          sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery            N                  Y          Seeks capital appreciation.    MFS(R) Investment Management
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Total Return             Y                  Y          Seeks total return.            MFS(R) Investment Management
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities                Y                  Y          Seeks total return.            MFS(R) Investment Management
Series - Service
Class
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              Y                  Y          Seeks to provide current       Morgan Stanley Investment
Global Real Estate                                            income and capital             Management Inc., adviser;
Portfolio, Class II                                           appreciation.                  Morgan Stanley Investment
Shares                                                                                       Management Limited and
                                                                                             Morgan Stanley Investment
                                                                                             Management Company,
                                                                                             subadvisers.
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              Y                  Y          Seeks long-term capital        Morgan Stanley Investment
Mid Cap Growth                                                growth by investing            Management Inc.
Portfolio, Class II                                           primarily in common stocks
Shares                                                        and other equity securities.
-------------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF              N                  Y          Seeks to provide above         Morgan Stanley Investment
U.S. Real Estate                                              average current income and     Management Inc.
Portfolio, Class II                                           long-term capital
Shares                                                        appreciation by investing
                                                              primarily in equity
                                                              securities of companies in
                                                              the U.S. real estate
                                                              industry, including real
                                                              estate investment trusts.
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital             Y                  Y          Seeks capital appreciation     OppenheimerFunds, Inc.
Appreciation                                                  by investing in securities
Fund/VA, Service                                              of well-known, established
Shares                                                        companies.
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global              Y                  Y          Seeks long-term capital        OppenheimerFunds, Inc.
Securities Fund/VA,                                           appreciation by investing a
Service Shares                                                substantial portion of its
                                                              assets in securities of
                                                              foreign issuers, "growth-
                                                              type" companies, cyclical
                                                              industries and special
                                                              situations that are
                                                              considered to have
                                                              appreciation possibilities.
-------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global              Y                  Y          Seeks a high level of          OppenheimerFunds, Inc.
Strategic Income                                              current income principally
Fund/VA, Service                                              derived from interest on
Shares                                                        debt securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 24  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main                Y                  Y          Seeks capital appreciation.    OppenheimerFunds, Inc.
Street Small- & Mid-
Cap Fund(R)/VA,
Service Shares
-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset             Y                  Y          Seeks maximum real return      Pacific Investment
Portfolio, Advisor                                            consistent with preservation   Management Company LLC
Share Class                                                   of real capital and prudent    (PIMCO)
                                                              investment management.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Global                N                  Y          Seeks capital appreciation.    Putnam Investment
Health Care                                                                                  Management, LLC, adviser;
Fund - Class IB                                                                              Putnam Advisory Company,
Shares                                                                                       LLC, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT                       N                  Y          Seeks capital appreciation.    Putnam Investment
International Equity                                                                         Management, LLC, adviser;
Fund - Class IB                                                                              Putnam Advisory Company,
Shares                                                                                       LLC, sub-adviser.
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Multi-Cap             N                  Y          Seeks long-term capital        Putnam Investment
Growth Fund - Class                                           appreciation.                  Management, LLC
IB Shares
-------------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap             N                  Y          Seeks capital appreciation.    Putnam Investment
Value Fund - Class                                                                           Management, LLC
IB Shares
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Aggress-                                          return that is consistent      Investment Advisers, LLC
ive Portfolio (Class                                          with an aggressive level of
2)                                                            risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a small amount
                                                              in underlying funds that
                                                              invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Aggress-                                          return that is consistent      Investment Advisers, LLC
ive Portfolio (Class                                          with an aggressive level of
4)                                                            risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a small amount
                                                              in underlying funds that
                                                              invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  25

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Conserv-                                          return that is consistent      Investment Advisers, LLC
ative Portfolio                                               with a conservative level of
(Class 2)                                                     risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Conserv-                                          return that is consistent      Investment Advisers, LLC
ative Portfolio                                               with a conservative level of
(Class 4)                                                     risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in
                                                              underlying funds that invest
                                                              in fixed income securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Davis                                             growth.                        Investment Advisers, LLC,
New York Venture                                                                             adviser; Davis Selected
Fund (Class 3)                                                                               Advisers, L.P., subadviser.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  Y          Seeks long-term growth of      Columbia Management
Portfolio - Goldman                                           capital.                       Investment Advisers, LLC,
Sachs Mid Cap Value                                                                          adviser; Goldman Sachs Asset
Fund (Class 3)                                                                               Management, L.P.,
                                                                                             subadviser.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderate                                          return that is consistent      Investment Advisers, LLC
Portfolio (Class 2)                                           with a moderate level of
                                                              risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in a
                                                              balance of underlying funds
                                                              that invest in fixed income
                                                              securities and underlying
                                                              funds that invest in equity
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 26  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderate                                          return that is consistent      Investment Advisers, LLC
Portfolio (Class 4)                                           with a moderate level of
                                                              risk. This is a "fund of
                                                              funds" and seeks to achieve
                                                              its objective by investing
                                                              in a combination of
                                                              underlying funds. The fund
                                                              invests primarily in a
                                                              balance of underlying funds
                                                              that invest in fixed income
                                                              securities and underlying
                                                              funds that invest in equity
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Aggressive                                                with a moderately aggressive
Portfolio (Class 2)                                           level of risk. This is a
                                                              "fund of funds" and seeks to
                                                              achieve its objective by
                                                              investing in a combination
                                                              of underlying funds. The
                                                              fund invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a moderate
                                                              amount in underlying funds
                                                              that invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Aggressive                                                with a moderately aggressive
Portfolio (Class 4)                                           level of risk. This is a
                                                              "fund of funds" and seeks to
                                                              achieve its objective by
                                                              investing in a combination
                                                              of underlying funds. The
                                                              fund invests primarily in
                                                              underlying funds that invest
                                                              in equity securities and
                                                              also invests a moderate
                                                              amount in underlying funds
                                                              that invest in fixed income
                                                              securities.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  27

-------------------------------------------------------------------------------------------------------------------------
                       AVAILABLE UNDER      AVAILABLE UNDER
                       CONTRACTS WITH       CONTRACTS WITH
                       APPLICATIONS         APPLICATIONS
                       SIGNED ON OR AFTER   SIGNED PRIOR TO   INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007          MAY 1, 2007       POLICIES                       INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Conservative                                              with a moderately
Portfolio (Class 2)                                           conservative level of risk.
                                                              This is a "fund of funds"
                                                              and seeks to achieve its
                                                              objective by investing in a
                                                              combination of underlying
                                                              funds. The fund invests
                                                              primarily in underlying
                                                              funds that invest in fixed
                                                              income securities and also
                                                              invests a moderate amount in
                                                              underlying funds that invest
                                                              in equity securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  N          Seeks high level of total      Columbia Management
Portfolio - Moderat-                                          return that is consistent      Investment Advisers, LLC
ely Conservative                                              with a moderately
Portfolio (Class 4)                                           conservative level of risk.
                                                              This is a "fund of funds"
                                                              and seeks to achieve its
                                                              objective by investing in a
                                                              combination of underlying
                                                              funds. The fund invests
                                                              primarily in underlying
                                                              funds that invest in fixed
                                                              income securities and also
                                                              invests a moderate amount in
                                                              underlying funds that invest
                                                              in equity securities.
-------------------------------------------------------------------------------------------------------------------------

Variable                        Y                  Y          Seeks long-term capital        Columbia Management
Portfolio - Partners                                          appreciation.                  Investment Advisers, LLC,
Small Cap Value Fund                                                                         adviser; Barrow, Hanley,
(Class 3)                                                                                    Mewhinney & Strauss, Inc.,
                                                                                             Denver Investment Advisors
                                                                                             LLC, Donald Smith & Co.,
                                                                                             Inc., River Road Asset
                                                                                             Management, LLC and Turner
                                                                                             Investment Partners, Inc.,
                                                                                             subadvisers.
-------------------------------------------------------------------------------------------------------------------------

Wanger International            Y                  Y          Seeks long-term capital        Columbia Wanger Asset
                                                              appreciation.                  Management, LLC
-------------------------------------------------------------------------------------------------------------------------

Wanger USA                      Y                  Y          Seeks long-term capital        Columbia Wanger Asset
                                                              appreciation.                  Management, LLC
-------------------------------------------------------------------------------------------------------------------------




THE FIXED ACCOUNT

Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing

--------------------------------------------------------------------------------
 28  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT (APPLIES TO CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 19, 2006)
You may only allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

- for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the PN program investment option in effect;


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  29

- if no PN program investment option is in effect, to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the PN program investment option then in effect;

- if no PN program investment option is in effect, then to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a PN program, and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of Your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may own qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner if you are age 85 or younger.

When you applied, you could have selected (if available):

- the one-year fixed account, the DCA fixed account (if part of your contract) and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the length of the withdrawal charge schedule (5 or 7 years from our receipt of each purchase payment);

- a beneficiary;

- the optional PN program; and

- one of the following Death Benefits:

  - ROP Death Benefit; or

  - MAV Death Benefit.


--------------------------------------------------------------------------------
 30  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

In addition, you could have also selected:

ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PN PROGRAM):

- Accumulation Protector Benefit rider

- SecureSource - Single Life rider

- SecureSource - Joint Life rider

The contract provides for allocation of purchase payments to the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be allocated to the one-year fixed account if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contract's allowable maximum total purchase payments.

THE RETIREMENT DATE
Annuity payouts begin on the retirement date. When we processed your application, we established the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

- no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1), or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

(1) Applies to contracts with applications signed on or after June 19, 2006. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  31

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000

* This limit applies in total to all RiverSource Life of NY annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit Rider.

Effective Jan. 26, 2009, additional purchase payments to your variable annuity contract with a SecureSource rider, Guarantor Withdrawal Benefit for Life rider, Enhanced Guarantor Withdrawal Benefit rider, or Guarantor Withdrawal Benefit rider will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

PURCHASE PAYMENT CREDITS
As of June 19, 2006, we no longer offer purchase payment credits. Purchase payment credits were available if you purchased a contract with the seven-year withdrawal charge schedule with an application signed date before June 19, 2006. See Appendix F for a description of the purchase payment credits that apply to your policy.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value(1)

(1) For contract applications signed prior to Aug. 6, 2007, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in the contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.


--------------------------------------------------------------------------------
 32  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.


                                                           QUALIFIED ANNUITIES     NONQUALIFIED ANNUITIES
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS WITH
APPLICATIONS SIGNED ON OR AFTER JUNE 19, 2006

ROP Death Benefit                                                  0.90%                    1.05%

MAV Death Benefit                                                  1.10                     1.25
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER
CONTRACTS

ROP Death Benefit                                                  1.00%                    1.15%

MAV Death Benefit                                                  1.20                     1.35
FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE

ROP Death Benefit                                                  1.20%                    1.35%

MAV Death Benefit                                                  1.40                     1.55


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE
If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which withdrawal charge schedule you select when you purchase the contract (see "Expense Summary").


--------------------------------------------------------------------------------
      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  33

You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:


CONTRACTS WITHOUT SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary(1); or

- current contract earnings.


CONTRACTS WITH SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.


CONTRACTS WITH GUARANTOR WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

The amount of purchase payments withdrawn is calculated using a prorated formula based on the percentage of contract value being withdrawn. As a result, the amount of purchase payments withdrawn may be greater than the amount of contract value withdrawn.

For an example, see Appendix A.

WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

- withdrawals of any contract earnings;


--------------------------------------------------------------------------------
 34  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the SecureSource rider or Guarantor Withdrawal Benefit for Life rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- if you elected the Guarantor Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which withdrawal charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions); and

- death benefits.

CONTINGENT EVENTS
- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE RIDER FEE
We deduct an annual charge of 0.90%(1) based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider fee is the same whether you select the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource rider fee will not exceed a maximum of 2.00%(1).


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  35

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you choose the elective step up, the elective spousal continuation step up, change your PN program investment option, after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after annuity payouts begin.

(1) For contract applications signed prior to Jan. 26, 2009, the current fee for Single Life rider and for Joint Life rider is 0.65% and the maximum fee for Single Life rider and for Joint Life rider is 1.50%.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE
We deduct an annual charge of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to
(1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit for Life rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit for Life rider charge will not exceed a maximum charge of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after annuity payouts begin.

GUARANTOR WITHDRAWAL BENEFIT RIDER FEE
We deduct an annual charge of 0.55% of contract value for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.


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 36  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit rider fee will not exceed a maximum fee of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Guarantor Withdrawal Benefit rider charge in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider charge or vary the rider fee for each PN program investment option.

If you choose the annual or spousal continuation elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after annuity payouts begin.



INCOME ASSURER BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you select it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see "Optional
Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit is as follows:


                                                              MAXIMUM              CURRENT

Income Assurer Benefit - MAV                                    1.50%                0.30%

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65


We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit charge after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you decide to change your PN program investment option after we have exercised our rights to increase the fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each fee was in effect. The waiting period for the rider will be restarted if you elect to change your investment option to one that causes the rider fee to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit terminates.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  37

VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments and any purchase payment credits allocated to the one-year fixed account and the DCA fixed account (if included), and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Accumulation Protector Benefit rider;

  - SecureSource rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider; or

  - Income Assurer Benefit rider.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and


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 38  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- the fee for any of the following optional benefits you have selected:

  - Accumulation Protector Benefit rider;

  - SecureSource rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider; or

  - Income Assurer Benefit rider.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.



MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use with a DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  39

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under the PN program (see "Portfolio Navigator Program" below and "Appendix G: Asset Allocation Program for Contracts with Applications Signed Before June 19, 2006").

As long as you are not participating in the PN program, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for the living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income


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 40  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FUNDS OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the fund of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your investment professional can help you make this determination although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments to the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), when available (see "The Special DCA Fixed Account" and "DCA Fixed Account")), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account or Special DCA fixed account into the investment option or model portfolio you have chosen.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. If your contract includes a SecureSource series rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  41

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days written notice.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a Portfolio Navigator funds of funds, see funds of funds prospectus.

LIVING BENEFITS REQUIRING PARTICIPATION IN THE PN PROGRAM:

- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Aggressive investment option, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.

- SECURESOURCE OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER: The SecureSource rider or the Guarantor Withdrawal Benefit for Life rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the SecureSource rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to invest in any of the PN program investment options. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

- GUARANTOR WITHDRAWAL BENEFIT RIDER: The Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract and because you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to invest in any of the PN program investment options. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

- INCOME ASSURER BENEFIT RIDER: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during the 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full withdrawal if you do not want to invest in any of the PN program investment options. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.) You may not transfer contract value to the DCA fixed account.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


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 42  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your DCA accounts.

- We reserve the right to limit the number of transfers you may make in a contract year to 12.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  43

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


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 44  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:

REGULAR MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555


EXPRESS MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your one-year fixed account or the subaccounts or automated partial withdrawals from the one-year fixed account, DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- If the PN program is in effect, you are not allowed to set up an automated transfer except in connection with a DCA fixed account (see "The Fixed Account -- DCA Fixed Account" and "Making the Most of Your
  Contract -- Portfolio Navigator Program").

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

- If you have SecureSource rider, Guarantor Withdrawal for Life rider or Guarantor Withdrawal Benefit rider, you may set up automated partial withdrawals up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  45

 3 BY PHONE


Call:
1-800-504-0469


MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before the retirement date by sending us a written request or calling us. If we receive your withdrawal request in good order at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay a contract administrative charge, withdrawal charges or any applicable optional rider charges (see "Charges"), federal income taxes and penalties. State and local income taxes may also apply (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected a SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the SecureSource rider, Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits"). Any partial withdrawal request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the withdrawal on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value unless requested otherwise.(1) After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.

(1) If you elected a SecureSource rider, you do not have the option to request from which account to withdraw.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


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 46  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our home office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  47

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit, the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit rider, the SecureSource - Single Life, the Guarantor Withdrawal Benefit for Life rider, and the Guarantor Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits"). For the SecureSource and Guarantor Withdrawal Benefit for Life riders, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

BENEFITS IN CASE OF DEATH


You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact if you die before the retirement start date while this contract is in force:


- ROP Death Benefit; or

- MAV Death Benefit.

If both you and the annuitant are age 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract on your contract's data page. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

For an example of how each death benefit is calculated, see Appendix B.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PW X DB
ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV



  PW = the amount by which the contract value is reduced as a result of the partial withdrawal.

  DB = the death benefit on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments and any purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:

1. contract value;


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 48  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

2. total purchase payments and any purchase payment credits applied to the contract minus adjusted partial withdrawals; or

3. the MAV on the date of death.

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit, if selected, will terminate. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit rider, the SecureSource Single Life rider, the Guarantor Withdrawal Benefit for Life rider, and the Guarantor Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource riders, if one is selected, will terminate.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit, if selected, will terminate. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit rider, SecureSource Single Life rider, the Guarantor Withdrawal Benefit for Life rider and the Guarantor Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

  If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 49 continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL LIVING BENEFITS

ACCUMULATION PROTECTOR BENEFIT RIDER
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

------------------------------------------------------------------------------------------------
                                                  THEN YOUR ACCUMULATION PROTECTOR BENEFIT RIDER
ON THE BENEFIT DATE, IF:                          BENEFIT IS:
------------------------------------------------------------------------------------------------
The Minimum Contract Accumulation Value           The contract value is increased on the benefit
(defined below) as determined under the           date to equal the Minimum Contract
Accumulation Protector Benefit rider is           Accumulation Value as determined under the
greater than your contract value,                 Accumulation Protector Benefit rider on the
                                                  benefit date.
------------------------------------------------------------------------------------------------
The contract value is equal to or greater than    Zero; in this case, the Accumulation Protector
the Minimum Contract Accumulation Value as        Benefit rider ends without value and no
determined under the Accumulation Protector       benefit is payable.
Benefit rider,
------------------------------------------------------------------------------------------------


If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

You may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

- Continue your contract;

- Take partial withdrawals or make a full withdrawal; or

- Annuitize your contract.

The Accumulation Protector Benefit may not be purchased with the optional SecureSource riders, Guarantor Withdrawal Benefit for Life rider, the Guarantor Withdrawal Benefit rider, or any Income Assurer Benefit rider.

The Accumulation Protector Benefit rider may not be available in all states.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who did not elect this rider;

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider;


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 50  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified
  Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit rider will be restarted if you elect to change your PN program investment option to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years.

Be sure to discuss with your investment professional whether an Accumulation Protector Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:
BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

The 10 year waiting period under the Accumulation Protector Benefit rider will be restarted on the latest contract anniversary if you elect to change your PN program investment option (or change from a PN program model portfolio to a fund of funds) to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 51 only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see "Charges -- Accumulation Protector Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full withdrawal; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix C.

SECURESOURCE RIDERS
There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource riders are not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.


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 52  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 53 contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate qualifying purchase payments and any purchase payment credits to the DCA fixed account, when available (see "DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio or investment option to any available or investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. If you are in a static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment changes per contract year and will not cause your rider fee to increase. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.


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 54  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or:

      - SINGLE LIFE: 6%;

      - JOINT LIFE: 5.5%,

      of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

  You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 55 should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.


- TREATMENT OF CIVIL UNIONS AND DOMESTIC PARTNERS: The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See "Taxes -- Other -- Spousal status."


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:
WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.


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 56  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  57

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.


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 58  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

   (a) the rider effective date if the younger covered spouse has already reached age 68.

   (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.

   (c) upon the first death of a covered spouse, then

      (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

      (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

      (3) the rider anniversary on/following the date the surviving covered spouse reaches age 68.

   (d) Following dissolution of marriage of the covered spouses,

      (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

      (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

(a) less than or equal to the RALP -- the ALP remains unchanged.

(b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

   (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

      - SINGLE LIFE: 6%;

      - JOINT LIFE: 5.5%,

      of purchase payments.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  59

   (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.


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 60  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

   (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

   - SINGLE LIFE: 6%;

   - JOINT LIFE: 5.5%,

   of the contract value on the step up date.

- The RALP will be reset as follows:

   (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

   (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to the spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 61 waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

   (a) receive the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

   (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

   (a) the remaining schedule of GBPs until the RBA equals zero; or

   (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

   (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

   - SINGLE LIFE: covered person;

   - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.


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 62  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 63 waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

5. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.

OPTIONAL LIVING BENEFITS
(FOR CONTRACT APPLICATIONS SIGNED BEFORE AUG. 6, 2007)
If you bought a contract before August 6, 2007 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living

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 64 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.

------------------------------------------------------------------------------
                                                         DISCLOSURE FOR THIS
                         AND YOU SELECTED ONE OF THE     BENEFIT MAY BE
IF YOU PURCHASED         FOLLOWING OPTIONAL LIVING       FOUND IN THE
A CONTRACT(1)...         BENEFITS...                     FOLLOWING SECTION:
------------------------------------------------------------------------------
Before June 19, 2006     Guarantor Withdrawal Benefit    Appendix I
------------------------------------------------------------------------------
June 19,                 Guarantor Withdrawal Benefit    Appendix H
  2006 -- August 5,      for Life
  2007
------------------------------------------------------------------------------
Before May 1, 2007       Income Assurer Benefit          Appendix J
------------------------------------------------------------------------------


(1) Your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The DCA fixed account is not available during this period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5% assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  65

ANNUITY PAYOUT PLANS
You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE RIDER, THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix I: Guarantor Withdrawal Benefit for Life Rider" or "Appendix J: Guarantor Withdrawal Benefit Rider"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet

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 66 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike withdrawals described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 67 distribution is any other type of payment (such as partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Retirement Start Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until withdrawn or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax


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 68 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange. Different IRS limitations on withdrawals apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  69

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Retirement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


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 70  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SPOUSAL STATUS: Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, if you are in the civil union or you are contemplating a civil union or same-sex marriage, you should note that the favorable tax treatment afforded under Federal law would not be available to the same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.



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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  71

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 5.25% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.00% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

- We may pay selling firms an additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We may offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.


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 72  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS
- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life of NY issues the contracts. We are located at 20 Madison Avenue Extension, Albany, NY 12203 and are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life of NY is responding to a request for information from the New York insurance regulators which was sent to all life insurers conducting business in New York.



RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  73

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE


APPENDIX NAME                               PAGE #    CROSS-REFERENCE                             PAGE #

Appendix A: Example -- Withdrawal
Charges                                      p.  75   Charges -- Withdrawal Charges               p.  33

Appendix B: Example -- Death Benefits        p.  80   Benefits in Case of Death                   p.  48

Appendix C: Example -- Accumulation                   Optional Benefits -- Accumulation
Protector Benefit Rider                      p.  81   Protector Benefit Rider                     p.  50

Appendix D: Example -- SecureSource
Riders                                      p.   82   Optional Benefits -- SecureSource Riders    p.  52

Appendix E: SecureSource
Riders -- Additional RMD Disclosure          P.  86   Optional Benefits -- SecureSource Riders    p.  52

Appendix F: Purchase Payment Credits for              Buying Your Contract -- Purchase Payment
Eligible Contracts                           p.  88   Credits                                     p.  30

Appendix G: Asset Allocation Program for
Contracts with Applications Signed
Before June 19, 2006                         p.  89   N/A

Appendix H: Guarantor Withdrawal Benefit
for Life Rider Disclosure                    p.  90   N/A
Appendix I: Guarantor Withdrawal Benefit
Rider Disclosure                             p. 103   N/A

Appendix J: Income Assurer Benefit
Riders                                       p. 110   N/A
Appendix K: Condensed Financial                       Condensed Financial Information
Information (Unaudited)                      p. 119   (Unaudited)                                  p. 15



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices B through D and H through J include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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 74  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX A: EXAMPLE -- WITHDRAWAL CHARGES

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling:

   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

   - up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected a SecureSource rider or the Guarantor Withdrawal Benefit for Life rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

       PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  75

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
--------------------------------------------------------------------------------

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you withdraw the contract for its total value. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                     Contract value just prior to withdrawal:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00
WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of withdrawal
          as:
                Contract value just prior to withdrawal (CV):       $60,000.00            $40,000.00
          Less purchase payments received and not previously         50,000.00             50,000.00
          withdrawn (PPNPW):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                TFA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                    Contract value withdrawn:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPW from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPW =        50,000.00             50,000.00




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 76  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW. Note that for a contract with a
          loss, PPW may be greater than the amount you request
          to withdraw:
                                                          PPW:        $50,000.00            $50,000.00
                                                     less XSF:              0.00              4,200.00
                                                                      ----------            ----------
                 amount of PPW subject to a withdrawal charge:         50,000.00             45,800.00
                     multiplied by the withdrawal charge rate:            x 7.0%                x 7.0%
                                                                      ----------            ----------
                                            withdrawal charge:          3,500.00              3,206.00

STEP 7.   The dollar amount you will receive as a result of
          your full withdrawal is determined as:
                                     Contract value withdrawn:         60,000.00             40,000.00
                                            WITHDRAWAL CHARGE:         (3,500.00)            (3,206.00)
              Contract charge (assessed upon full withdrawal):            (40.00)               (40.00)
                                                                      ----------            ----------
                                 NET FULL WITHDRAWAL PROCEEDS:         56,460.00             36,754.00




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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  77

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial withdrawal of $15,000.00. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                     Contract value just prior to withdrawal:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00


We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS
  FOLLOWS:
STEP 1.   First, we determine the amount of earnings available
          in the contract at the time of withdrawal as:
                  Contract value just prior to withdrawal (CV):       $60,000.00            $40,000.00
             Less purchase payments received and not previously        50,000.00             50,000.00
                                             withdrawn (PPNPW):
                                                                      ----------            ----------
             Earnings in the contract (but not less than zero):        10,000.00                  0.00
STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                      Earnings in the contract:        10,000.00                  0.00
                 10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                      ----------            ----------
                                  TFA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                      Contract value withdrawn:        15,376.34             16,062.31
                                 Less earnings in the contract:        10,000.00                  0.00
                                                                      ----------            ----------
                                  ACV (but not less than zero):         5,376.34             16,062.31
STEP 4.   Next we determine XSF, the amount by which 10% of the
          prior anniversary's contract value exceeds earnings.
                 10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                 Less earnings in the contract:        10,000.00                  0.00
                                                                      ----------            ----------
                                  XSF (but not less than zero):             0.00              4,200.00


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 78  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

                                              XSF from Step 4 =       $     0.00            $ 4,200.00
                                              ACV from Step 3 =         5,376.34             16,062.31
                                               CV from Step 1 =        60,000.00             40,000.00
                                              TFA from Step 2 =        10,000.00              4,200.00
                                            PPNPW from Step 1 =        50,000.00             50,000.00
                                                                      ----------            ----------
                                                          PPW =         5,376.34             19,375.80

STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW. Note that for a contract with a
          loss, PPW may be greater than the amount you request
          to withdraw:
                                                           PPW:         5,376.34             19,375.80
                                                      less XSF:             0.00              4,200.00
                                                                      ----------            ----------
                  amount of PPW subject to a withdrawal charge:         5,376.34             15,175.80
                      multiplied by the withdrawal charge rate:           x 7.0%                x 7.0%
                                                                      ----------            ----------
                                             withdrawal charge:           376.34              1,062.31
STEP 7.   The dollar amount you will receive as a result of
          your partial withdrawal is determined as:
                                      Contract value withdrawn:        15,376.34             16,062.31
                                             WITHDRAWAL CHARGE:          (376.34)            (1,062.31)
                                                                      ----------            ----------
                               NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00             15,000.00




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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  79

APPENDIX B: EXAMPLE -- DEATH BENEFITS


EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- during the second contract year the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

- during the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------




  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- during second contract year the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,000
         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:
         $1,500 x $26,000
         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


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 80  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX C: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option

- The Accumulation Protector Benefit rider fee is 0.80%.


                             PARTIAL                                 ACCUMULATION
END OF        ASSUMED      WITHDRAWAL      ADJUSTED                    PROTECTOR
CONTRACT      NET RATE     (BEGINNING       PARTIAL                     BENEFIT       CONTRACT
YEAR         OF RETURN      OF YEAR)      WITHDRAWAL       MCAV         AMOUNT          VALUE
1                12%              0              0       100,000             0         111,104

2                15%              0              0       101,398             0         126,747

3                 3%              0              0       103,604             0         129,505

4                -8%              0              0       103,604             0         118,192

5               -15%              0              0       103,604             0          99,634

6                20%          2,000          2,080       101,525             0         116,224

7                15%              0              0       106,071             0         132,588

8               -10%              0              0       106,071             0         118,375

9               -20%          5,000          4,480       101,590             0          89,851

10              -12%              0              0       101,590        23,334          78,256




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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  81

APPENDIX D: EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target investment option under the contract is the Moderate PN program investment option.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate investment option if you are invested more aggressively than the Moderate PN program investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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 82  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  83

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       4,950(2)    4,950(2)

6.5                 0         4,950           70,000         90,000       85,050      6,300      1,350       4,950           0

7                   0             0           69,000         90,000       85,050      6,300      6,300       4,950       4,950

7.5                 0         6,300           62,000         90,000       78,750      6,300          0       3,410(3)        0

8                   0             0           64,000         90,000       78,750      6,300      6,300       3,520       3,520

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       2,805(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,025       3,025

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,025       3,025

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,025       3,025


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program model portfolio or investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate investment option if you are invested more aggressively than the Moderate investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


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 84  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
                                             ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
CONTRACT     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
DURATION     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $5,500      $5,500

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    5,775       5,500(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,050       5,500(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,050       6,050(2)

3.5                 0         6,050          110,000        110,000      103,950      7,700      1,650       6,050           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,325       6,325

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,325(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       6,600       6,600

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       6,600(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       6,875       6,875

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,875       6,875

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,875       6,875


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  85

APPENDIX E: SECURESOURCE(R) RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under a SecureSource rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. Withdrawals will not be considered excess withdrawals unless amounts withdrawn exceed combined RALP and LABA values.
    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on your initial purchase payment and not the actual contract value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based solely on the value of the contract to which the SecureSource rider is attached as of the date we make the determination;

(4) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. an individual retirement annuity (Section 408(b));
      2. a Roth individual retirement account (Section 408A);
      3. a Simplified Employee Pension plan (Section 408(k));
      4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by

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 86 RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing the SecureSource rider.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  87

APPENDIX F: PURCHASE PAYMENT CREDITS FOR ELIGIBLE CONTRACTS

Contracts with a seven-year withdrawal charge schedule with applications signed before June 19, 2006 will receive a purchase payment credit for any purchase payment made to the contract.

We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


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 88  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX G: ASSET ALLOCATION PROGRAM FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE JUNE 19, 2006

ASSET ALLOCATION PROGRAM
For contracts with applications signed before June 19, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  89

APPENDIX H: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER
The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if:

- your contract application was signed on or after June 19, 2006(1); and

- you and the annuitant are 80 or younger on the date the contract is issued.

(1) The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and do not intend to elect an annuity payout and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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 90  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account (if included) that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.")

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  91

  Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.

- LIMITATIONS ON PURCHASE PAYMENTS: We may also restrict cumulative additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal procedures described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take you RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


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 92  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The ALERMDA is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify this administrative practice at any time and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life rider may be of limited value to you.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER ARE DESCRIBED BELOW:
PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "'Annual Step Up" and "'Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 93 purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above).

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 94  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero,

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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 95 under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone, and


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 96  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- The RMD amount is based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP and RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  97

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will not be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.


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 98  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.


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      RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  99

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to equal the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(R) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLES OF GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R)

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. Your age is 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


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 100  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.


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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  101

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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 102  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT RIDER
The Guarantor Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if (1):

- your contract application was signed prior to June 19, 2006(2); and

- you and the annuitant were 79 or younger on the date the contract was issued.

(1) The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.

(2) This rider is no longer available for purchase. See the Guarantor Withdrawal Benefit for Life section in this prospectus for information about the currently offered version of this benefit. See the rider attached to your contract for the actual terms of the benefit you purchased.

You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). This benefit may not be available in your state. The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We will offer you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Withdrawal Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your PN program investment option, the rider charge may change (see "Charges").

You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;

- LIMITATIONS ON PURCHASE PAYMENTS: We limit the cumulative amount of additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater

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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 103 than GBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal procedures for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal procedures described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice is to allow amounts you withdraw to satisfy these rules without applying prompt excess withdrawal processing under the terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.

  The ALERMDA is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and

  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to discontinue our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.


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 104  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;


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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  105

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- If you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- If you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- If you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.


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 106  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal

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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 107 continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor Withdrawal Benefit rider and the contract will terminate.

EXAMPLE OF THE GUARANTOR WITHDRAWAL BENEFIT

ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:                      $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                                     $7,000
  The Remaining Benefit Amount (RBA) equals your purchase payment:                       $100,000
  On the first contract anniversary the contract value grows to $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                                            $110,000
  The GBA equals 100% of your contract value:                                            $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                                     $7,700
  During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                                 $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:                    $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                                     $7,700


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 108  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

  On the fourth contract anniversary you make an additional purchase payment of
  $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                                $152,300
  The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                                $160,000
  The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                                    $11,200
  On the fifth contract anniversary your contract value grows to $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                                            $200,000
  The GBA equals 100% of your contract value:                                            $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                                    $14,000
  During the seventh contract year your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial withdrawal;
         $230,000 - $20,000 =                                                            $210,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $200,000 - $20,000 =                                                            $180,000
  Reset RBA = lesser of (1) or (2) =                                                     $180,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA                                                                  $200,000
         OR
     (2) your contract value immediately following the partial withdrawal;
         $230,000 - $20,000 =                                                            $210,000
  Reset GBA = lesser of (1) or (2) =                                                     $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                                $14,000
  During the eighth contract year your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial withdrawal;
         $175,000 - $25,000 =                                                            $150,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $180,000 - $25,000 =                                                            $155,000
  Reset RBA = lesser of (1) or (2) =                                                     $150,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                                 $200,000
         OR
     (2) your contract value immediately following the partial withdrawal;
         $175,000 - $25,000 =                                                            $150,000
  Reset GBA = lesser of (1) or (2) =                                                     $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                                $10,500




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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  109

APPENDIX J: INCOME ASSURER BENEFIT(R) RIDERS

INCOME ASSURER BENEFIT RIDERS
The following three optional Income Assurer Benefit riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit - MAV;

- Income Assurer Benefit - 5% Accumulation Benefit Base; or

- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the Columbia Variable
Portfolio - Cash Management Fund and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and any purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges or MVA) to the contract value on the date of (but prior
      to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change your PN program investment option to one that causes the rider charge to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years (see "Charges - Income Assurer Benefit").

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT:

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period; and


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 110  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- the annuitant on the retirement date must be between 50 to 86 years old; and

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund;
            Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after June 19, 2006.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05




Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

*The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.


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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  111

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT RIDERS DESCRIBED BELOW:
INCOME ASSURER BENEFIT - MAV
The guaranteed income benefit base for the Income Assurer Benefit - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
1. contract value less the market value adjusted excluded payments; or

2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit -- 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments and any purchase payment credits made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


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 112  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

  (b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


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     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  113

EXAMPLES OF THE INCOME ASSURER BENEFIT RIDERS
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity -- No Refund.

Remember that the riders require you to participate in the PN program. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (Columbia Variable Portfolio - Cash Management Fund, and if available under the contract and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit - 5% Accumulation Benefit Base rider and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.

ASSUMPTIONS:
- You purchase the contract during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial withdrawals or changes in PN program investment options; and

- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM         GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY     INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)     BASE - MAV(2)
------------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000          $108,000
      2         125,000            none            125,000           125,000
      3         132,000            none            132,000           132,000
      4         150,000            none            150,000           150,000
      5          85,000            none            150,000           150,000
      6         121,000            none            150,000           150,000
      7         139,000            none            150,000           150,000
      8         153,000            none            153,000           153,000
      9         140,000            none            153,000           153,000
     10         174,000            none            174,000           174,000
     11         141,000            none            174,000           174,000
     12         148,000            none            174,000           174,000
     13         208,000            none            208,000           208,000
     14         198,000            none            208,000           208,000
     15         203,000            none            208,000           208,000
------------------------------------------------------------------------------------


(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 114  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAV PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          IAB - MAV         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              174,000              657.72
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56
------------------------------------------------------------------------------------------------------------------------
                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  115

EXAMPLE -- INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                   GUARANTEED INCOME
                ASSUMED                                              BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION      5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)      BENEFIT BASE(2)
------------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000             $108,000
      2         125,000            none             110,250              125,000
      3         132,000            none             115,763              132,000
      4         150,000            none             121,551              150,000
      5          85,000            none             127,628              127,628
      6         121,000            none             134,010              134,010
      7         139,000            none             140,710              140,710
      8         153,000            none             147,746              153,000
      9         140,000            none             155,133              155,133
     10         174,000            none             162,889              174,000
     11         141,000            none             171,034              171,034
     12         148,000            none             179,586              179,586
     13         208,000            none             188,565              208,000
     14         198,000            none             197,993              198,000
     15         203,000            none             207,893              207,893
------------------------------------------------------------------------------------


(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH      IAB - 5% RF      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             171,034               778.20
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             198,000               974.16
     15            203,000              1,025.15                1,027.18             207,893             1,049.86
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
 116  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                  IAB - 5% RF PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST         IAB - 5% RF        PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              171,034              632.83
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              198,000              786.06
     15            203,000               826.21                   818.09              207,893              846.12
------------------------------------------------------------------------------------------------------------------------
                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


EXAMPLE -- INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                     BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000
---------------------------------------------------------------------------------------------------


(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  117

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAX       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAX
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                       STANDARD PROVISIONS                                     IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------------

  CONTRACT                             NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY        ASSUMED            PLAN D - LAST             PLAN D - LAST           IAB - MAX          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE     SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------
     10           $174,000               $629.88                   $622.92              $174,000              $629.88
     11            141,000                521.70                    516.06               174,000               643.80
     12            148,000                559.44                    553.52               179,586               678.83
     13            208,000                807.04                    796.64               208,000               807.04
     14            198,000                786.06                    778.14               208,000               825.76
     15            203,000                826.21                    818.09               208,000               846.56
----------------------------------------------------------------------------------------------------------------------------
                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 118  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX K: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.



VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007    2006
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of period                             $1.11   $1.01   $0.82   $1.00      --      --
Accumulation unit value at end of period                                   $1.06   $1.11   $1.01   $0.82      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (5/1/2007)
Accumulation unit value at beginning of period                             $1.07   $0.91   $0.60   $1.16   $1.00      --
Accumulation unit value at end of period                                   $0.81   $1.07   $0.91   $0.60   $1.16      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/19/2006)
Accumulation unit value at beginning of period                             $0.95   $0.85   $0.71   $1.21   $1.17   $1.00
Accumulation unit value at end of period                                   $0.99   $0.95   $0.85   $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/19/2006)
Accumulation unit value at beginning of period                             $0.82   $0.80   $0.60   $1.30   $1.24   $1.00
Accumulation unit value at end of period                                   $0.66   $0.82   $0.80   $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         5       4     346     426     212      75
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (6/19/2006)
Accumulation unit value at beginning of period                             $1.22   $1.17   $1.08   $1.10   $1.02   $1.00
Accumulation unit value at end of period                                   $1.35   $1.22   $1.17   $1.08   $1.10   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of period                             $1.02   $0.86   $0.67   $0.90   $1.00      --
Accumulation unit value at end of period                                   $1.00   $1.02   $0.86   $0.67   $0.90      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/19/2006)
Accumulation unit value at beginning of period                             $1.09   $0.95   $0.71   $1.24   $1.03   $1.00
Accumulation unit value at end of period                                   $1.09   $1.09   $0.95   $0.71   $1.24   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --     207
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/19/2006)
Accumulation unit value at beginning of period                             $1.04   $0.93   $0.78   $1.08   $1.15   $1.00
Accumulation unit value at end of period                                   $1.04   $1.04   $0.93   $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.05   $1.06   $1.07   $1.06   $1.02   $1.00
Accumulation unit value at end of period                                   $1.04   $1.05   $1.06   $1.07   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                                       412     450     212      81      91       1
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.22   $1.14   $1.01   $1.09   $1.04   $1.00
Accumulation unit value at end of period                                   $1.29   $1.22   $1.14   $1.01   $1.09   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         5       5     958     827     654     195
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.03   $0.90   $0.71   $1.20   $1.13   $1.00
Accumulation unit value at end of period                                   $0.97   $1.03   $0.90   $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         8       8     978     817     424     205
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $0.95   $0.82   $0.67   $1.16   $1.14   $1.00
Accumulation unit value at end of period                                   $0.99   $0.95   $0.82   $0.67   $1.16   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  119

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007    2006
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.72   $1.45   $0.84   $1.84   $1.34   $1.00
Accumulation unit value at end of period                                   $1.34   $1.72   $1.45   $0.84   $1.84   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         1       1     157     225     106      66
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.18   $1.15   $1.08   $1.09   $1.02   $1.00
Accumulation unit value at end of period                                   $1.29   $1.18   $1.15   $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        15      16     673     304     289     164
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of period                             $1.27   $1.15   $0.81   $1.08   $1.08   $1.00
Accumulation unit value at end of period                                   $1.34   $1.27   $1.15   $0.81   $1.08   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      16
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.37   $1.22   $0.80   $1.08   $1.07   $1.00
Accumulation unit value at end of period                                   $1.43   $1.37   $1.22   $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.37   $1.22   $0.87   $1.08   $1.06   $1.00
Accumulation unit value at end of period                                   $1.44   $1.37   $1.22   $0.87   $1.08   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         4       4     496     293     216      81
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.10   $0.98   $0.78   $1.32   $1.18   $1.00
Accumulation unit value at end of period                                   $0.96   $1.10   $0.98   $0.78   $1.32   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $0.99   $0.85   $0.63   $1.14   $1.12   $1.00
Accumulation unit value at end of period                                   $0.94   $0.99   $0.85   $0.63   $1.14   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of period                             $1.02   $0.85   $0.67   $1.13   $1.00      --
Accumulation unit value at end of period                                   $0.98   $1.02   $0.85   $0.67   $1.13      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         8       8     955     654     358      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of period                             $0.89   $0.79   $0.58   $1.14   $1.00      --
Accumulation unit value at end of period                                   $0.74   $0.89   $0.79   $0.58   $1.14      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.30   $1.04   $0.64   $1.18   $1.05   $1.00
Accumulation unit value at end of period                                   $1.09   $1.30   $1.04   $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period                             $0.92   $0.76   $0.54   $1.00   $1.00      --
Accumulation unit value at end of period                                   $0.83   $0.92   $0.76   $0.54   $1.00      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.04   $0.92   $0.73   $1.18   $1.14   $1.00
Accumulation unit value at end of period                                   $1.05   $1.04   $0.92   $0.73   $1.18   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.10   $1.08   $1.03   $1.07   $1.03   $1.00
Accumulation unit value at end of period                                   $1.10   $1.10   $1.08   $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --     129      45      55       5
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of period                             $1.19   $0.95   $0.77   $1.08   $1.13   $1.00
Accumulation unit value at end of period                                   $1.11   $1.19   $0.95   $0.77   $1.08   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         6       5     613     439     300      --
------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of period                             $0.99   $0.86   $0.72   $1.10   $1.00      --
Accumulation unit value at end of period                                   $0.85   $0.99   $0.86   $0.72   $1.10      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 120  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007    2006
------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.06   $0.84   $0.63   $1.07   $1.06   $1.00
Accumulation unit value at end of period                                   $1.05   $1.06   $0.84   $0.63   $1.07   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.17   $1.02   $0.85   $1.22   $1.15   $1.00
Accumulation unit value at end of period                                   $1.25   $1.17   $1.02   $0.85   $1.22   $1.15
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period                             $0.84   $0.77   $0.62   $1.10   $1.00      --
Accumulation unit value at end of period                                   $0.71   $0.84   $0.77   $0.62   $1.10      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $0.98   $0.95   $0.74   $1.19   $1.16   $1.00
Accumulation unit value at end of period                                   $0.79   $0.98   $0.95   $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of period                             $1.10   $1.02   $0.71   $0.99   $1.00      --
Accumulation unit value at end of period                                   $1.11   $1.10   $1.02   $0.71   $0.99      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         2       2     347     230     155      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.13   $0.97   $0.73   $1.28   $1.10   $1.00
Accumulation unit value at end of period                                   $1.08   $1.13   $0.97   $0.73   $1.28   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        56      57     240     567     438     409
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.10   $0.89   $0.71   $1.35   $1.08   $1.00
Accumulation unit value at end of period                                   $1.08   $1.10   $0.89   $0.71   $1.35   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.25   $1.17   $1.03   $1.08   $1.04   $1.00
Accumulation unit value at end of period                                   $1.32   $1.25   $1.17   $1.03   $1.08   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        50      52     425     359     301      21
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.31   $1.03   $0.74   $1.25   $1.09   $1.00
Accumulation unit value at end of period                                   $1.16   $1.31   $1.03   $0.74   $1.25   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         3       2     236     310     155      68
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.04   $0.93   $0.75   $1.35   $1.17   $1.00
Accumulation unit value at end of period                                   $0.85   $1.04   $0.93   $0.75   $1.35   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      21
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.20   $1.07   $0.80   $1.15   $1.12   $1.00
Accumulation unit value at end of period                                   $1.21   $1.20   $1.07   $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.08   $0.91   $0.78   $1.08   $1.13   $1.00
Accumulation unit value at end of period                                   $1.14   $1.08   $0.91   $0.78   $1.08   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.23   $0.98   $0.69   $1.21   $1.10   $1.00
Accumulation unit value at end of period                                   $1.16   $1.23   $0.98   $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.00   $0.91   $0.73   $1.17   $1.14   $1.00
Accumulation unit value at end of period                                   $0.98   $1.00   $0.91   $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --     131
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $1.64   $1.45   $1.23   $1.17   $1.07   $1.00
Accumulation unit value at end of period                                   $1.61   $1.64   $1.45   $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         2       2     345     290     255      94
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  121

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007    2006
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period                             $0.94   $0.88   $0.68   $1.19   $1.18   $1.00
Accumulation unit value at end of period                                   $0.86   $0.94   $0.88   $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.18   $0.95   $0.72   $1.16   $1.14   $1.00
Accumulation unit value at end of period                                   $1.09   $1.18   $0.95   $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         2       2     214     245     190     130
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of period                             $0.79   $0.70   $0.59   $0.94   $1.00      --
Accumulation unit value at end of period                                   $0.81   $0.79   $0.70   $0.59   $0.94      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (5/1/2007)
Accumulation unit value at beginning of period                             $0.81   $0.71   $0.60   $1.05   $1.00      --
Accumulation unit value at end of period                                   $0.74   $0.81   $0.71   $0.60   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II
Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (6/19/2006)
Accumulation unit value at beginning of period                             $1.04   $0.89   $0.63   $1.21   $1.10   $1.00
Accumulation unit value at end of period                                   $0.95   $1.04   $0.89   $0.63   $1.21   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period                             $0.95   $0.92   $0.73   $1.03   $1.00      --
Accumulation unit value at end of period                                   $0.98   $0.95   $0.92   $0.73   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period                             $0.91   $0.82   $0.61   $1.05   $1.00      --
Accumulation unit value at end of period                                   $0.84   $0.91   $0.82   $0.61   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         7       7     749     329     164      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.21   $1.08   $0.84   $1.19   $1.10   $1.00
Accumulation unit value at end of period                                   $1.12   $1.21   $1.08   $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.01   $0.88   $0.69   $1.09   $1.13   $1.00
Accumulation unit value at end of period                                   $0.98   $1.01   $0.88   $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         3       3     294     383     238     201
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $0.84   $0.79   $0.54   $1.14   $1.13   $1.00
Accumulation unit value at end of period                                   $0.80   $0.84   $0.79   $0.54   $1.14   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period                             $0.96   $0.85   $0.63   $1.06   $1.00      --
Accumulation unit value at end of period                                   $0.90   $0.96   $0.85   $0.63   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         8       8     820     680     449      --
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of period                             $1.06   $0.86   $0.61   $1.03   $1.00      --
Accumulation unit value at end of period                                   $1.07   $1.06   $0.86   $0.61   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period                             $1.50   $1.12   $0.69   $1.16   $1.14   $1.00
Accumulation unit value at end of period                                   $1.33   $1.50   $1.12   $0.69   $1.16   $1.14
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period                             $1.10   $1.02   $0.87   $1.14   $1.11   $1.00
Accumulation unit value at end of period                                   $1.11   $1.10   $1.02   $0.87   $1.14   $1.11
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 122  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007    2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period                             $1.41   $1.26   $0.96   $1.56   $1.23   $1.00
Accumulation unit value at end of period                                   $1.49   $1.41   $1.26   $0.96   $1.56   $1.23
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period                             $0.79   $0.66   $0.47   $0.85   $1.00      --
Accumulation unit value at end of period                                   $0.71   $0.79   $0.66   $0.47   $0.85      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         1       1     188     228      91      --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period                             $1.21   $0.92   $0.59   $1.13   $1.00      --
Accumulation unit value at end of period                                   $1.11   $1.21   $0.92   $0.59   $1.13      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.01   $0.79   $0.62   $1.01   $1.23   $1.00
Accumulation unit value at end of period                                   $1.05   $1.01   $0.79   $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.02   $0.95   $0.66   $1.23   $1.10   $1.00
Accumulation unit value at end of period                                   $1.00   $1.02   $0.95   $0.66   $1.23   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.14   $1.00   $0.72   $1.23   $1.17   $1.00
Accumulation unit value at end of period                                   $1.04   $1.14   $1.00   $0.72   $1.23   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.31   $1.15   $0.98   $1.16   $1.07   $1.00
Accumulation unit value at end of period                                   $1.30   $1.31   $1.15   $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        69      70     727     561     443     134
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.09   $0.89   $0.66   $1.08   $1.10   $1.00
Accumulation unit value at end of period                                   $1.05   $1.09   $0.89   $0.66   $1.08   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of period                             $1.16   $1.04   $0.86   $1.04   $1.00      --
Accumulation unit value at end of period                                   $1.17   $1.16   $1.04   $0.86   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         4       4     395     548     429      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $1.09   $1.07   $0.86   $1.05   $1.07   $1.00
Accumulation unit value at end of period                                   $1.07   $1.09   $1.07   $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $0.97   $0.89   $0.72   $1.30   $1.21   $1.00
Accumulation unit value at end of period                                   $0.80   $0.97   $0.89   $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of period                             $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.06   $1.13      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period                             $0.95   $0.76   $0.58   $0.97   $1.13   $1.00
Accumulation unit value at end of period                                   $0.89   $0.95   $0.76   $0.58   $0.97   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      98
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                             $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.07   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                             $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.08   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                     2,278   2,135      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  123

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007    2006
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                             $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                             $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                       528     480      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period                             $0.87   $0.78   $0.60   $0.99   $1.00      --
Accumulation unit value at end of period                                   $0.83   $0.87   $0.78   $0.60   $0.99      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        10      10   1,011     585     342      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.18   $0.98   $0.72   $1.15   $1.10   $1.00
Accumulation unit value at end of period                                   $1.09   $1.18   $0.98   $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                             $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.08   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                             $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.09   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                     5,879   5,198      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                             $1.11   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.08   $1.11      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                             $1.11   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.09   $1.11      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                     2,464   2,836      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                             $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.08   $1.07      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                             $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period                                   $1.08   $1.07      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                                       489   1,376      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period                             $1.19   $0.97   $0.72   $1.06   $1.12   $1.00
Accumulation unit value at end of period                                   $1.13   $1.19   $0.97   $0.72   $1.06   $1.12
Number of accumulation units outstanding at end of
  period (000 omitted)                                                        --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/19/2006)
Accumulation unit value at beginning of period                             $1.40   $1.13   $0.76   $1.42   $1.23   $1.00
Accumulation unit value at end of period                                   $1.18   $1.40   $1.13   $0.76   $1.42   $1.23
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         2       2     240     294     140      86
------------------------------------------------------------------------------------------------------------------------
WANGER USA (6/19/2006)
Accumulation unit value at beginning of period                             $1.15   $0.95   $0.67   $1.13   $1.08   $1.00
Accumulation unit value at end of period                                   $1.10   $1.15   $0.95   $0.67   $1.13   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                                         2       2     194     156     105      23
------------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of period             $1.09   $1.00   $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                   $1.04   $1.09   $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 124  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (5/1/2007)
Accumulation unit value at beginning of period             $1.04   $0.90   $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                   $0.79   $1.04   $0.90   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period             $0.96   $0.87   $0.73   $1.26   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period                   $1.00   $0.96   $0.87   $0.73   $1.26   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period             $1.04   $1.01   $0.76   $1.67   $1.60   $1.21   $1.05   $1.00
Accumulation unit value at end of period                   $0.82   $1.04   $1.01   $0.76   $1.67   $1.60   $1.21   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        43      39     269     262     105      43      28       1
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period             $1.17   $1.14   $1.05   $1.08   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period                   $1.29   $1.17   $1.14   $1.05   $1.08   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                        35      46      43      37      54      84      50       3
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of period             $0.99   $0.85   $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period                   $0.97   $0.99   $0.85   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period             $1.01   $0.88   $0.67   $1.16   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.00   $1.01   $0.88   $0.67   $1.16   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        46      52      53      53      49      99      36      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period             $1.09   $0.98   $0.83   $1.16   $1.24   $1.07   $1.04   $1.00
Accumulation unit value at end of period                   $1.08   $1.09   $0.98   $0.83   $1.16   $1.24   $1.07   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      27      27      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.04   $1.06   $1.07   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                   $1.02   $1.04   $1.06   $1.07   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                         1       1     209       6       3       6       4       1
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.18   $1.11   $0.99   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                   $1.24   $1.18   $1.11   $0.99   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                         4       5     946     569     475      98      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.23   $1.07   $0.86   $1.46   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period                   $1.15   $1.23   $1.07   $0.86   $1.46   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        69      75     790     522     227     110      51      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $0.99   $0.85   $0.70   $1.23   $1.22   $1.07   $1.03   $1.00
Accumulation unit value at end of period                   $1.02   $0.99   $0.85   $0.70   $1.23   $1.22   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                         1       1       1       1       1      15      15       2
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $2.33   $1.98   $1.16   $2.54   $1.87   $1.42   $1.08   $1.00
Accumulation unit value at end of period                   $1.81   $2.33   $1.98   $1.16   $2.54   $1.87   $1.42   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                        14      13     109     125      48      27      15      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of period             $1.15   $1.12   $1.07   $1.09   $1.02   $1.00      --      --
Accumulation unit value at end of period                   $1.25   $1.15   $1.12   $1.07   $1.09   $1.02      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         3       3     674     211     180      57      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at beginning of period             $1.23   $1.11   $0.79   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                   $1.28   $1.23   $1.11   $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         8      10      10      11      12      39      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.40   $1.25   $0.83   $1.13   $1.12   $1.03   $1.01   $1.00
Accumulation unit value at end of period                   $1.46   $1.40   $1.25   $0.83   $1.13   $1.12   $1.03   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                        32       9       9      10      11      18       9       1
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  125

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.36   $1.22   $0.87   $1.09   $1.08   $1.02   $1.01   $1.00
Accumulation unit value at end of period                   $1.42   $1.36   $1.22   $0.87   $1.09   $1.08   $1.02   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                         2       2     484     214     139      26      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.32   $1.18   $0.94   $1.60   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period                   $1.13   $1.32   $1.18   $0.94   $1.60   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.04   $0.90   $0.67   $1.22   $1.21   $1.10   $1.03   $1.00
Accumulation unit value at end of period                   $0.99   $1.04   $0.90   $0.67   $1.22   $1.21   $1.10   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of period             $0.99   $0.83   $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $0.95   $0.99   $0.83   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         3       4     869     443     185      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of period             $0.87   $0.78   $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                   $0.72   $0.87   $0.78   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.34   $1.08   $0.67   $1.24   $1.11   $1.12   $1.04   $1.00
Accumulation unit value at end of period                   $1.12   $1.34   $1.08   $0.67   $1.24   $1.11   $1.12   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period             $0.90   $0.74   $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period                   $0.81   $0.90   $0.74   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.06   $0.94   $0.76   $1.23   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                   $1.06   $1.06   $0.94   $0.76   $1.23   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        17      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.07   $1.05   $1.01   $1.06   $1.02   $1.00   $1.00   $1.00
Accumulation unit value at end of period                   $1.06   $1.07   $1.05   $1.01   $1.06   $1.02   $1.00   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                        67      --     139      19      16       8      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (11/15/2004)
Accumulation unit value at beginning of period             $1.33   $1.07   $0.87   $1.23   $1.28   $1.09   $1.06   $1.00
Accumulation unit value at end of period                   $1.22   $1.33   $1.07   $0.87   $1.23   $1.28   $1.09   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                         2       2     489     265     137      --      --      --
------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of period             $0.96   $0.84   $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                   $0.83   $0.96   $0.84   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.14   $0.92   $0.69   $1.18   $1.18   $1.11   $1.04   $1.00
Accumulation unit value at end of period                   $1.13   $1.14   $0.92   $0.69   $1.18   $1.18   $1.11   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.18   $1.04   $0.87   $1.25   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                   $1.26   $1.18   $1.04   $0.87   $1.25   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period             $0.82   $0.76   $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                   $0.68   $0.82   $0.76   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --       6       6      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.14   $1.12   $0.87   $1.41   $1.38   $1.15   $1.05   $1.00
Accumulation unit value at end of period                   $0.91   $1.14   $1.12   $0.87   $1.41   $1.38   $1.15   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 126  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of period             $1.07   $1.00   $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                   $1.08   $1.07   $1.00   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         2       2     336     161     111      --      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.29   $1.12   $0.84   $1.50   $1.30   $1.18   $1.03   $1.00
Accumulation unit value at end of period                   $1.23   $1.29   $1.12   $0.84   $1.50   $1.30   $1.18   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        84      79     215     429     291     197     105      43
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.09   $0.90   $0.71   $1.38   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period                   $1.08   $1.09   $0.90   $0.71   $1.38   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.20   $1.14   $1.00   $1.05   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period                   $1.26   $1.20   $1.14   $1.00   $1.05   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                        38      47     470     281     264      87      52       3
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.58   $1.25   $0.91   $1.53   $1.35   $1.22   $1.05   $1.00
Accumulation unit value at end of period                   $1.38   $1.58   $1.25   $0.91   $1.53   $1.35   $1.22   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        47      13     181     189      73      27      12      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.24   $1.12   $0.90   $1.63   $1.42   $1.23   $1.05   $1.00
Accumulation unit value at end of period                   $1.01   $1.24   $1.12   $0.90   $1.63   $1.42   $1.23   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --       6       3      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.25   $1.13   $0.84   $1.22   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period                   $1.26   $1.25   $1.13   $0.84   $1.22   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.13   $0.95   $0.82   $1.15   $1.20   $1.04   $1.03   $1.00
Accumulation unit value at end of period                   $1.18   $1.13   $0.95   $0.82   $1.15   $1.20   $1.04   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.24   $0.98   $0.70   $1.23   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                   $1.16   $1.24   $0.98   $0.70   $1.23   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.12   $1.03   $0.83   $1.34   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period                   $1.09   $1.12   $1.03   $0.83   $1.34   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      33      33      56      33      33
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.65   $1.47   $1.26   $1.20   $1.10   $1.00   $1.05   $1.00
Accumulation unit value at end of period                   $1.61   $1.65   $1.47   $1.26   $1.20   $1.10   $1.00   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        12      13     342     213     198      62      19       1
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.04   $0.98   $0.76   $1.34   $1.34   $1.11   $1.04   $1.00
Accumulation unit value at end of period                   $0.95   $1.04   $0.98   $0.76   $1.34   $1.34   $1.11   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.34   $1.09   $0.83   $1.34   $1.32   $1.16   $1.04   $1.00
Accumulation unit value at end of period                   $1.23   $1.34   $1.09   $0.83   $1.34   $1.32   $1.16   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        20      22     173     183     138      44      18      --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of period             $0.77   $0.69   $0.58   $0.94   $1.00      --      --      --
Accumulation unit value at end of period                   $0.78   $0.77   $0.69   $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  127

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (5/1/2007)
Accumulation unit value at beginning of period             $0.79   $0.70   $0.59   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                   $0.72   $0.79   $0.70   $0.59   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012.  In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II
Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (11/15/2004)
Accumulation unit value at beginning of period             $1.18   $1.01   $0.73   $1.40   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                   $1.08   $1.18   $1.01   $0.73   $1.40   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period             $0.93   $0.90   $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $0.95   $0.93   $0.90   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period             $0.89   $0.81   $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                   $0.82   $0.89   $0.81   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         3       3     691     220      82      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.27   $1.13   $0.89   $1.27   $1.18   $1.08   $1.02   $1.00
Accumulation unit value at end of period                   $1.17   $1.27   $1.13   $0.89   $1.27   $1.18   $1.08   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --       2       2      --
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.05   $0.92   $0.73   $1.16   $1.20   $1.05   $1.03   $1.00
Accumulation unit value at end of period                   $1.01   $1.05   $0.92   $0.73   $1.16   $1.20   $1.05   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        88      98     346     337     201     143      72       1
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period             $0.85   $0.81   $0.56   $1.18   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period                   $0.81   $0.85   $0.81   $0.56   $1.18   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                         1       1       1       1       1       6       6       1
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period             $0.94   $0.83   $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                   $0.87   $0.94   $0.83   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         3       3     743     458     213      --      --      --
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of period             $1.04   $0.84   $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $1.03   $1.04   $0.84   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period             $1.53   $1.14   $0.71   $1.20   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                   $1.34   $1.53   $1.14   $0.71   $1.20   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period             $1.10   $1.02   $0.88   $1.16   $1.13   $1.03   $1.02   $1.00
Accumulation unit value at end of period                   $1.10   $1.10   $1.02   $0.88   $1.16   $1.13   $1.03   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period             $1.75   $1.57   $1.20   $1.96   $1.56   $1.21   $1.06   $1.00
Accumulation unit value at end of period                   $1.83   $1.75   $1.57   $1.20   $1.96   $1.56   $1.21   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        10      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period             $0.77   $0.64   $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period                   $0.68   $0.77   $0.64   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        47       1     154     161      45      --      --      --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period             $1.18   $0.91   $0.59   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                   $1.08   $1.18   $0.91   $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 128  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.30   $1.02   $0.81   $1.33   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period                   $1.35   $1.30   $1.02   $0.81   $1.33   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --       4       4       1
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.01   $0.94   $0.66   $1.24   $1.11   $1.05   $1.02   $1.00
Accumulation unit value at end of period                   $0.98   $1.01   $0.94   $0.66   $1.24   $1.11   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        49      36      34      81      75      75      63      35
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.32   $1.16   $0.85   $1.44   $1.38   $1.20   $1.07   $1.00
Accumulation unit value at end of period                   $1.19   $1.32   $1.16   $0.85   $1.44   $1.38   $1.20   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.29   $1.14   $0.98   $1.17   $1.08   $1.03   $1.02   $1.00
Accumulation unit value at end of period                   $1.28   $1.29   $1.14   $0.98   $1.17   $1.08   $1.03   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        29      33     685     408     319     107      61      27
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.22   $1.01   $0.75   $1.23   $1.27   $1.13   $1.04   $1.00
Accumulation unit value at end of period                   $1.17   $1.22   $1.01   $0.75   $1.23   $1.27   $1.13   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        14      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of period             $1.13   $1.02   $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                   $1.13   $1.13   $1.02   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         1       1     388     372     237      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.16   $1.15   $0.93   $1.14   $1.17   $1.15   $1.04   $1.00
Accumulation unit value at end of period                   $1.13   $1.16   $1.15   $0.93   $1.14   $1.17   $1.15   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.14   $1.05   $0.86   $1.56   $1.46   $1.16   $1.05   $1.00
Accumulation unit value at end of period                   $0.93   $1.14   $1.05   $0.86   $1.56   $1.46   $1.16   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of period             $1.13   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.05   $1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.05   $0.85   $0.65   $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period                   $0.98   $1.05   $0.85   $0.65   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      14      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.06   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --     270      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.06   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       832   1,055      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.05   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.05   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       171     314      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period             $0.84   $0.77   $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                   $0.80   $0.84   $0.77   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        45       4     900     388     173      --      --      --
------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  129

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.22   $1.02   $0.76   $1.22   $1.17   $1.03   $1.04   $1.00
Accumulation unit value at end of period                   $1.13   $1.22   $1.02   $0.76   $1.22   $1.17   $1.03   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        14      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.07   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,786   2,308      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.07   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     4,088   4,526      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.11   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.07   $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2,528   1,657      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.11   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.07   $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     3,588   3,737      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period             $1.06   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.07   $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       122     124      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period             $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.07   $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     1,165   1,202      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.33   $1.09   $0.81   $1.21   $1.29   $1.09   $1.05   $1.00
Accumulation unit value at end of period                   $1.25   $1.33   $1.09   $0.81   $1.21   $1.29   $1.09   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        42      31      33      35      35      37      29      --
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period             $1.93   $1.57   $1.07   $2.00   $1.75   $1.30   $1.08   $1.00
Accumulation unit value at end of period                   $1.62   $1.93   $1.57   $1.07   $2.00   $1.75   $1.30   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                        20      20     156     176      67      37      22      --
------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period             $1.26   $1.04   $0.74   $1.25   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period                   $1.19   $1.26   $1.04   $0.74   $1.25   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        18      20     170     121      60      25      17      --
------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 130  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firms..................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  131

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

1-800-504-0469


           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                              New York, Albany, NY.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.


273480 P (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555

            Telephone: 1-800-504-0469

            (Corporate Office)
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after July 19, 2010) and the Original Contract (applications signed prior to July 19, 2010). The information in this prospectus applies to both contracts unless stated otherwise.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust

Columbia Funds Variable Series Trust II

Credit Suisse Trust
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Van Kampen Variable Insurance Funds
Invesco Variable Insurance Funds
Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Morgan Stanley Universal Investment Funds (UIF)
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares
Wanger Advisors Trust


Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers other variable annuity contracts in addition to the contracts described in this prospectus which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may

--------------------------------------------------------------------------------
      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 1 be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contracts described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contracts and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contracts and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACTS IN BRIEF......................    5
EXPENSE SUMMARY.............................    7
CONDENSED FINANCIAL INFORMATION.............   18
FINANCIAL STATEMENTS........................   18
THE VARIABLE ACCOUNT AND THE FUNDS..........   18
THE FIXED ACCOUNT...........................   31
BUYING YOUR CONTRACT........................   34
CHARGES.....................................   38
VALUING YOUR INVESTMENT.....................   46
MAKING THE MOST OF YOUR CONTRACT............   47
SURRENDERS..................................   56
TSA -- SPECIAL PROVISIONS...................   56
CHANGING THE ANNUITANT......................   57
CHANGING OWNERSHIP..........................   57
BENEFITS IN CASE OF DEATH...................   58
OPTIONAL BENEFITS...........................   62
THE ANNUITY PAYOUT PERIOD...................   74
TAXES.......................................   76
VOTING RIGHTS...............................   80
SUBSTITUTION OF INVESTMENTS.................   80
ABOUT THE SERVICE PROVIDERS.................   81
APPENDICES TABLE OF CONTENTS AND CROSS-
  REFERENCE TABLE...........................   83
APPENDIX A: EXAMPLE -- SURRENDER CHARGES....   84
APPENDIX B: EXAMPLE -- DEATH BENEFITS.......   93
APPENDIX C: EXAMPLE -- ACCUMULATION
  PROTECTOR BENEFIT RIDER...................   95
APPENDIX D: SECURESOURCE RIDER DISCLOSURE...   96
APPENDIX E: EXAMPLE -- SECURESOURCE SERIES
  OF RIDERS.................................  108
APPENDIX F: SECURESOURCE SERIES OF
  RIDERS --  ADDITIONAL RMD DISCLOSURE......  114
APPENDIX G: PURCHASE PAYMENT CREDITS FOR
  ELIGIBLE CONTRACTS........................  116
APPENDIX H: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS WITH APPLICATIONS SIGNED BEFORE
  JUNE 19, 2006.............................  117
APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR
  LIFE RIDER -- DISCLOSURE..................  118
APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT
  RIDER DISCLOSURE..........................  131
APPENDIX K: INCOME ASSURER BENEFIT RIDERS...  140
APPENDIX L: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  149
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  159





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 2  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan (referred to as "Retirement date" in the Original Contract). Throughout this prospectus when we use the term "Annuitization start date," it includes the term "Retirement date."

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. You can choose an investment return of 3.5% or 5% depending on your mortality and expense risk fee.

BENEFICIARY: The person you designate to receive benefits in case of the owner's death (Current Contract), or owner's or annuitant's death (Original Contract) while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT (CURRENT CONTRACT): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract at any point in time.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order," your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person or persons identified in the contract as owners(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your".


--------------------------------------------------------------------------------
      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  3

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract (referred to as "Withdrawal value" in the Original Contract). It is the contract value minus any applicable charges. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as "Surrender value" in the Current Contract). It is the contract value minus any applicable charges. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".


--------------------------------------------------------------------------------
 4  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

THE CONTRACTS IN BRIEF

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after July 19, 2010) and the Original Contract (applications signed prior to July 19, 2010). The primary differences are disclosed in the following sections: "Key Terms", "Expense Summary," "Buying Your Contract", "Benefits in Case of Death", and "Optional Benefits."


PURPOSE: These contracts allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account, the DCA fixed account and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable charges).


BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See "Buying Your Contract").


It may have not been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes-1035 Exchanges".)


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- for the Current Contract:

  - regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Buying Your Contract", "Transfer policies" and "The Regular Fixed Account").

  - Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "Special DCA Fixed Account").


--------------------------------------------------------------------------------
      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  5

- for the Original Contract:

  - one-year fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract", "Transfer policies" and "The One-Year Fixed Account").

  - DCA fixed account, if part of your contract, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "DCA Fixed Account").

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. The regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See "Making the Most of Your
Contract -- Transferring Among Accounts").


SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty if you make surrenders prior to your reaching age 59 1/2) and may have other tax consequences.

If you have elected SecureSource series of riders, Guarantor Withdrawal Benefit rider, or Guarantor Withdrawal Benefit for Life rider and you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the rider, the guaranteed amounts under the rider will be reduced and you will no longer be eligible to receive any future rider credits available under the rider. Also, any withdrawals during the waiting period under the SecureSource riders will negatively impact the value of your guarantees. In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")


OPTIONAL BENEFITS: You can buy optional benefits with your contract for an additional charge if you meet certain criteria. We offer optional death benefits and optional living benefits. Optional living benefits include different versions of the guaranteed minimum withdrawal benefits, which permit you to withdraw a guaranteed amount from the contract over a period of time, Accumulation Protector Benefit rider, which provides you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts, and Income Assurer Benefit rider, which provides you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts . Guaranteed minimum withdrawal benefits are SecureSource series riders, Guarantor Withdrawal Benefit rider and Guarantor Withdrawal Benefit for Life rider. When used in this prospectus, the term "SecureSource series" includes: the SecureSource Stages NY riders and the SecureSource riders, except where the SecureSource Stages NY riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series.

Optional living benefits require the use of a Portfolio Navigator program (PN program) investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on optional living benefits, please see "Optional Benefits -- Optional Living Benefits". Optional benefits vary by state and may have eligibility requirements.

We offer one optional death benefit: MAV Death Benefit.

BENEFITS IN CASE OF DEATH: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See "Benefits in Case of Death").

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available after the annuitization start date. (See "The Annuity Payout Period").


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 6  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

CURRENT CONTRACT:

(applications signed on or after July 19, 2010)

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU SURRENDER FROM ONE OF THESE CONTRACTS.

SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)

You select a ten-year, seven-year or five-year surrender charge schedule at the time of application.


            TEN-YEAR SCHEDULE                           SEVEN-YEAR SCHEDULE                           FIVE-YEAR SCHEDULE
                         SURRENDER CHARGE                             SURRENDER CHARGE                             SURRENDER CHARGE
 NUMBER OF COMPLETED        PERCENTAGE        NUMBER OF COMPLETED        PERCENTAGE        NUMBER OF COMPLETED        PERCENTAGE
  YEARS FROM DATE OF      APPLIED TO EACH      YEARS FROM DATE OF      APPLIED TO EACH      YEARS FROM DATE OF      APPLIED TO EACH
EACH PURCHASE PAYMENT    PURCHASE PAYMENT    EACH PURCHASE PAYMENT    PURCHASE PAYMENT    EACH PURCHASE PAYMENT    PURCHASE PAYMENT
          0                      8%                    0                      8%                    0                      8%

          1                      8                     1                      8                     1                      7

          2                      8                     2                      7                     2                      6

          3                      7                     3                      7                     3                      4

          4                      6                     4                      6                     4                      2

          5                      5                     5                      5                     5+                     0

          6                      4                     6                      3

          7                      3                     7+                     0

          8                      2

          9                      1

         10+                     0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


--------------------------------------------------------------------------------
      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  7

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                 MAXIMUM: $50     CURRENT: $40

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE          MAXIMUM: $20     CURRENT: $0
EQUALS OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                      MAXIMUM: $50     CURRENT: $40


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

TEN-YEAR SURRENDER CHARGE SCHEDULE



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   0.85%                         0.15%                        1.00%

ROPP Death Benefit                                  0.85                          0.15                         1.00

MAV Death Benefit                                   1.10                          0.15                         1.25


SEVEN-YEAR SURRENDER CHARGE



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   1.05%                         0.15%                        1.20%

ROPP Death Benefit                                  1.05                          0.15                         1.20

MAV Death Benefit                                   1.30                          0.15                         1.45


FIVE-YEAR SURRENDER CHARGE SCHEDULE



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   1.40%                         0.15%                        1.55%

ROPP Death Benefit                                  1.40                          0.15                         1.55

MAV Death Benefit                                   1.65                          0.15                         1.80


* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.


--------------------------------------------------------------------------------
 8  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

OTHER ANNUAL EXPENSES

OPTIONAL LIVING BENEFITS
If eligible, you may have selected one of the following optional living benefits. Each optional living benefit requires participation in the PN program. The fees apply only if you have selected one of these benefits.



SECURESOURCE STAGES NY(SM) - SINGLE LIFE RIDER FEE                  MAXIMUM: 1.75%     CURRENT: 1.00%

SECURESOURCE STAGES NY(SM) - JOINT LIFE RIDER FEE                   MAXIMUM: 1.75%     CURRENT: 1.00%


(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)



ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM: 1.75%     CURRENT: 1.50%(1)


(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

(1) For contract applications signed after July 18, 2010, but prior to Oct. 4, 2010, the current charge is 1.10%.

ORIGINAL CONTRACT:
(applications signed prior to July 19, 2010)

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A SURRENDER FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE A SURRENDER FROM ONE OF THESE CONTRACTS.

SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)

You select either a seven-year or five-year surrender charge schedule at the time of application.


SEVEN-YEAR SCHEDULE                                   FIVE-YEAR SCHEDULE
YEARS FROM PURCHASE    SURRENDER CHARGE    YEARS FROM PURCHASE    SURRENDER CHARGE
  PAYMENT RECEIPT         PERCENTAGE         PAYMENT RECEIPT         PERCENTAGE
         1                     8%                   1                     8%

         2                     8                    2                     7

         3                     7                    3                     6

         4                     7                    4                     4

         5                     6                    5                     2

         6                     5                    Thereafter            0

         7                     3

         Thereafter            0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.


--------------------------------------------------------------------------------
      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  9

SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 19, 2006



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

QUALIFIED ANNUITIES

ROP Death Benefit                                   0.90%                         0.15%                        1.05%

MAV Death Benefit                                   1.10                          0.15                         1.25

NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.05                          0.15                         1.20

MAV Death Benefit                                   1.25                          0.15                         1.40


SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR ALL OTHER CONTRACTS


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

QUALIFIED ANNUITIES

ROP Death Benefit                                   1.00%                         0.15%                        1.15%

MAV Death Benefit                                   1.20                          0.15                         1.35

NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.15                          0.15                         1.30

MAV Death Benefit                                   1.35                          0.15                         1.50

FIVE-YEAR SURRENDER CHARGE SCHEDULE
QUALIFIED ANNUITIES
ROP Death Benefit                                   1.20%                         0.15%                        1.35%
MAV Death Benefit                                   1.40                          0.15                         1.55
NONQUALIFIED ANNUITIES
ROP Death Benefit                                   1.35                          0.15                         1.50
MAV Death Benefit                                   1.55                          0.15                         1.70




--------------------------------------------------------------------------------
 10  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                    $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender.)

OPTIONAL LIVING BENEFITS
If eligible, you may have selected one of the following optional living benefits. Each optional living benefit requires the use PN program. The fees apply only if you have selected one of these benefits.



SECURESOURCE(R) - SINGLE LIFE RIDER FEE(1)                          MAXIMUM: 2.00%     CURRENT: 0.90%

SECURESOURCE(R) - JOINT LIFE RIDER FEE(1)                           MAXIMUM: 2.00%     CURRENT: 0.90%


(Charged annually on the contract anniversary as a percentage of the contract value or the total remaining benefit amount, whichever is greater.)

(1) For contracts with applications signed prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.



ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM: 1.75%     CURRENT: 0.95%(2)


(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

(2) For contracts with applications signed prior to Jan. 26, 2009, the current charge is 0.55%. For contracts with applications signed after Jan. 26, 2009, but before May 30, 2009, the current charge is 0.80%.



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                  MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)



INCOME ASSURER BENEFIT(R) -- MAV RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.30%

INCOME ASSURER BENEFIT(R) -- 5% ACCUMULATION BENEFIT BASE RIDER     MAXIMUM: 1.75%     CURRENT: 0.60%
FEE

INCOME ASSURER BENEFIT(R) -- GREATER OF MAV OR 5% ACCUMULATION      MAXIMUM: 2.00%     CURRENT: 0.65%
BENEFIT BASE RIDER FEE


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  11

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                1.67%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Balanced Wealth Strategy Portfolio         0.55%      0.25%    0.11%           --%          0.91%
(Class B)


AllianceBernstein VPS Global Thematic Growth Portfolio           0.75       0.25     0.19            --           1.19
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.07            --           1.07
B)


American Century VP Inflation Protection, Class II               0.47       0.25     0.01            --           0.73


American Century VP International, Class II                      1.31       0.25     0.02            --           1.58


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.88       0.25       --            --           1.13


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.14            --           0.60(1)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income          0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0.13     0.25            --           1.45(1)
Fund (Class 3)


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund (Class 2)         0.63       0.25     0.15            --           1.03(1),(2)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(1)
3)


Columbia Variable Portfolio - Income Opportunities Fund          0.57       0.13     0.14            --           0.84
(Class 3)


Columbia Variable Portfolio - International Opportunity          0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.17            --           1.01(1)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)      0.97         --     0.13            --           1.10(1),(2)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.20            --           1.47(1),(2)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.13     0.17            --           1.06(1)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.13     0.26            --           1.10(1)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.15            --           0.64
Government Fund (Class 3)




--------------------------------------------------------------------------------
 12  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Columbia Variable Portfolio - Small Cap Value Fund (Class        0.87%      0.25%    0.12%         0.02%          1.26%(1),(3)
2)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(4)


Dreyfus Investment Portfolios MidCap Stock Portfolio,            0.75       0.25     0.11            --           1.11
Service Shares


Dreyfus Investment Portfolios Technology Growth Portfolio,       0.75       0.25     0.08            --           1.08
Service Shares


Dreyfus Variable Investment Fund Appreciation Portfolio,         0.75       0.25     0.05            --           1.05
Service Shares


Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.35            --           1.35
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value             1.00       0.25     0.25            --           1.50
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth Portfolio Service Class 2                 0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Investment Grade Bond Portfolio Service          0.32       0.25     0.10            --           0.67
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.14            --           1.10


FTVIPT Franklin Income Securities Fund - Class 2                 0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2       0.62       0.25     0.02          0.01           0.90(5)


FTVIPT Franklin Small-Mid Cap Growth Securities                  0.50       0.25     0.29          0.01           1.05
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


FTVIPT Templeton Global Bond Securities Fund - Class 2           0.46       0.25     0.10            --           0.81


FTVIPT Templeton Growth Securities Fund - Class 2                0.74       0.25     0.04            --           1.03


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86(6)


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(7)
Fund - Institutional Shares


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.32            --           1.28


Invesco V.I. Mid Cap Core Equity Fund, Series II Shares          0.73       0.25     0.30            --           1.28


Invesco Van Kampen V.I. American Franchise Fund, Series II       0.67       0.25     0.28            --           1.20(8)
Shares


Invesco Van Kampen V.I. Comstock Fund, Series II Shares          0.56       0.25     0.24            --           1.05(9)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II           0.75       0.25     0.33            --           1.33(10)
Shares


Invesco Van Kampen V.I. Value Opportunities Fund, Series II      0.69       0.25     0.31            --           1.25
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.56       0.25     0.07            --           0.88


Legg Mason ClearBridge Variable Small Cap Growth                 0.75         --     0.14            --           0.89
Portfolio - Class I


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.07            --           1.07


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.08            --           1.23


MFS(R) Total Return Series - Service Class                       0.75       0.25     0.06            --           1.06(11)


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II        0.85       0.35     0.47            --           1.67(12)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.30            --           1.40(12)
Shares


Morgan Stanley UIF U.S. Real Estate Portfolio, Class II          0.80       0.35     0.29            --           1.44(12)
Shares


Oppenheimer Capital Appreciation Fund/VA, Service Shares         0.68       0.25     0.12            --           1.05


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.58       0.25     0.13          0.07           1.03(13)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.69       0.25     0.14            --           1.08(14)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.74           1.42(15)


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.21            --           1.09


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.17            --           1.12




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  13

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Putnam VT Multi-Cap Growth Fund - Class IB Shares                0.56%      0.25%    0.16%           --%          0.97%


Putnam VT Small Cap Value Fund - Class IB Shares                 0.63       0.25     0.15          0.11           1.14


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Aggressive Portfolio (Class 4)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Conservative Portfolio (Class 4)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 3)       0.71       0.13     0.13            --           0.97(16)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.77       0.13     0.13            --           1.03(16)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderate Portfolio (Class 4)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
4)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.91       0.13     0.15          0.02           1.21(16)
3)


Wanger International                                             0.89         --     0.13            --           1.02(2)


Wanger USA                                                       0.86         --     0.08            --           0.94(2)







    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.585% for Columbia Variable Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.03% for Columbia Variable Portfolio - Small Cap Value Fund (Class 2).


  (2)Other expenses have been restated to reflect contractual changes to certain other fees.


  (3)Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.


  (4)Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


  (5)The Investment Manager has contractually agreed in advance to reduce its fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2013. After fee reductions, net expenses would be 0.89%.


  (6)Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.85%.


  (7)Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


  (8)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.



--------------------------------------------------------------------------------
 14  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  (9)The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


 (10)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


 (11)MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013. After fee waivers, net expenses would be 1.03%.


 (12)The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares, 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares and 1.35% for Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


 (13)The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


 (14)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


 (15)PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


 (16)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  15

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

CURRENT CONTRACT:
(applications signed on or after July 19, 2010)

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the MAV Death Benefit and one of the SecureSource Stages NY riders or Accumulation Protector Benefit rider(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Ten-year
surrender charge
schedule             $1,248      $2,300      $3,166      $5,310           $528       $1,579      $2,626      $5,219

Seven-year
surrender charge
schedule              1,268       2,267       3,257       5,386            548        1,637       2,716       5,386

Five-year
surrender charge
schedule              1,303       2,278       3,058       5,675            583        1,737       2,877       5,675



MINIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Ten-year
surrender charge
schedule              $938       $1,387      $1,617      $2,270           $194        $596       $1,017      $2,170

Seven-year
surrender charge
schedule               957        1,346       1,723       2,387            214         658        1,123       2,387

Five-year
surrender charge
schedule               990        1,350       1,505       2,757            250         766        1,305       2,757



ORIGINAL CONTRACT:
(applications signed prior to July 19, 2010)


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit and one of the SecureSource riders(2),(3). Although your actual costs may be lower, based on the assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                 $1,278      $2,297      $3,304      $5,471           $558       $1,666      $2,763      $5,471

Five-year
surrender charge
schedule              1,309       2,293       3,082       5,719            589        1,752       2,901       5,719






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                 $1,263      $2,254      $3,236      $5,346           $543       $1,623      $2,695      $5,346

Five-year
surrender charge
schedule              1,293       2,249       3,012       5,596            573        1,709       2,832       5,596





--------------------------------------------------------------------------------
 16  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                  $957       $1,346      $1,723      $2,387           $214        $658       $1,123      $2,387

Five-year
surrender charge
schedule               985        1,335       1,479       2,705            245         751        1,279       2,705






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                  $943       $1,302      $1,644      $2,225           $199        $611       $1,044      $2,225

Five-year
surrender charge
schedule               971        1,291       1,401       2,547            230         704        1,201       2,547



(1) In these examples, the contract administrative charge is $50.
(2) In these examples, the contract administrative charge is $40.
(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  17

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix L.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new (if any) and have no activity as of the financial statements date.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
 18 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  19

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
 20  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein            N              Y        Seeks to maximize total return   AllianceBernstein L.P.
VPS Balanced Wealth                                  consistent with
Strategy Portfolio                                   AllianceBernstein's
(Class B)                                            determination of reasonable
                                                     risk.
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein            Y              Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS Global Thematic                                  capital.
Growth Portfolio
(Class B)
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein            Y              Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS Growth and                                       capital.
Income Portfolio
(Class B)
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein            Y              Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS International                                    capital.
Value Portfolio
(Class B)
--------------------------------------------------------------------------------------------------------------------

American Century VP          N              Y        Seeks long-term total return     American Century Investment
Inflation                                            using a strategy that seeks to   Management, Inc.
Protection, Class II                                 protect against U.S.
                                                     inflation.
--------------------------------------------------------------------------------------------------------------------

American Century VP          N              Y        Seeks capital growth.            American Century Investment
International, Class                                                                  Management, Inc.
II
--------------------------------------------------------------------------------------------------------------------

American Century VP          Y              Y        Seeks long-term capital          American Century Investment
Mid Cap Value, Class                                 growth. Income is a secondary    Management, Inc.
II                                                   objective.
--------------------------------------------------------------------------------------------------------------------

American Century VP          Y              Y        Seeks long-term capital          American Century Investment
Ultra(R), Class II                                   growth.                          Management, Inc.
--------------------------------------------------------------------------------------------------------------------

American Century VP          Y              Y        Seeks long-term capital          American Century Investment
Value, Class II                                      growth. Income is a secondary    Management, Inc.
                                                     objective.
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks maximum current income     Columbia Management Investment
Portfolio - Cash                                     consistent with liquidity and    Advisers, LLC
Management Fund                                      stability of principal.
(Class 3)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks high level of current      Columbia Management Investment
Portfolio - Diversi-                                 income while attempting to       Advisers, LLC
fied Bond Fund                                       conserve the value of the
(Class 3)                                            investment for the longest
                                                     period of time.
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks high level of current      Columbia Management Investment
Portfolio - Diversi-                                 income and, as a secondary       Advisers, LLC
fied Equity Income                                   goal, steady growth of
Fund (Class 3)                                       capital.
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks capital appreciation.      Columbia Management Investment
Portfolio - Dynamic                                                                   Advisers, LLC
Equity Fund (Class
3)
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  21

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Columbia Variable            Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Emerging                                 growth.                          Advisers, LLC, adviser;
Markets Opportunity                                                                   Threadneedle International
Fund (Class 3)                                                                        Limited, an indirect wholly-
                                                                                      owned subsidiary of Ameriprise
                                                                                      Financial, sub-adviser.
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Non-diversified fund that        Columbia Management Investment
Portfolio - Global                                   seeks total return that          Advisers, LLC
Inflation Protected                                  exceeds the rate of inflation
Securities Fund                                      over the long term.
(Class 3)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks total return, consisting   Columbia Management Investment
Portfolio - High                                     of a high level of income and    Advisers, LLC
Income Fund (Class                                   capital appreciation.
2)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks high current income,       Columbia Management Investment
Portfolio - High                                     with capital growth as a         Advisers, LLC
Yield Bond Fund                                      secondary objective.
(Class 3)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks high total return          Columbia Management Investment
Portfolio - Income                                   through current income and       Advisers, LLC
Opportunities Fund                                   capital appreciation.
(Class 3)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks capital appreciation.      Columbia Management Investment
Portfolio - In-                                                                       Advisers, LLC, adviser;
ternational                                                                           Threadneedle International
Opportunity Fund                                                                      Limited, an indirect wholly-
(Class 3)                                                                             owned subsidiary of Ameriprise
                                                                                      Financial, sub-adviser.
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Large                                    growth.                          Advisers, LLC
Cap Growth Fund
(Class 3)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Marsico                                  capital.                         Advisers, LLC, adviser;
Growth Fund (Class                                                                    Marsico Capital Management,
1)                                                                                    LLC, subadviser.
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Marsico                                  capital.                         Advisers, LLC, adviser;
International                                                                         Marsico Capital Management,
Opportunities Fund                                                                    LLC, subadviser.
(Class 2)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            N              Y        Seeks growth of capital.         Columbia Management Investment
Portfolio - Mid Cap                                                                   Advisers, LLC
Growth Opportunity
Fund (Class 3)
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Columbia Variable            Y              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Mid Cap                                  capital.                         Advisers, LLC
Value Opportunity
Fund (Class 3)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - S&P 500                                  appreciation.                    Advisers, LLC
Index Fund (Class 3)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            N              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Select                                   capital.                         Advisers, LLC
Large-Cap Value Fund
(Class 3)
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks high level of current      Columbia Management Investment
Portfolio - Short                                    income and safety of principal   Advisers, LLC
Duration U.S.                                        consistent with investment in
Government Fund                                      U.S. government and government
(Class 3)                                            agency securities.
--------------------------------------------------------------------------------------------------------------------

Columbia Variable            Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Small                                    appreciation.                    Advisers, LLC
Cap Value Fund
(Class 2)
--------------------------------------------------------------------------------------------------------------------

Credit Suisse                Y              Y        Seeks total return.              Credit Suisse Asset
Trust - Commodity                                                                     Management, LLC
Return Strategy
Portfolio
--------------------------------------------------------------------------------------------------------------------

Dreyfus Investment           N              Y        Seeks investment results that    The Dreyfus Corporation
Portfolios MidCap                                    are greater than the total
Stock Portfolio,                                     return performance of publicly
Service Shares                                       traded common stocks of
                                                     medium-size domestic companies
                                                     in the aggregate, as
                                                     represented by the Standard &
                                                     Poor's MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------

Dreyfus Investment           N              Y        Seeks capital appreciation.      The Dreyfus Corporation
Portfolios
Technology Growth
Portfolio, Service
Shares
--------------------------------------------------------------------------------------------------------------------

Dreyfus Variable             N              Y        Seeks long-term capital growth   The Dreyfus Corporation,
Investment Fund                                      consistent with the              adviser; Fayez Sarofim & Co.,
Appreciation                                         preservation of capital.         sub-adviser.
Portfolio, Service
Shares
--------------------------------------------------------------------------------------------------------------------

Dreyfus Variable             Y              Y        Seeks capital growth.            The Dreyfus Corporation,
Investment Fund                                                                       adviser; Newton Capital
International Equity                                                                  Management Limited, sub-
Portfolio, Service                                                                    adviser
Shares
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  23

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Dreyfus Variable             Y              Y        Seeks long-term capital          The Dreyfus Corporation
Investment Fund                                      growth.
International Value
Portfolio, Service
Shares
--------------------------------------------------------------------------------------------------------------------

Eaton Vance VT               Y              Y        Seeks high level of current      Eaton Vance Management
Floating-Rate Income                                 income.
Fund
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              Y              Y        Seeks long-term capital          Fidelity Management & Research
Contrafund(R)                                        appreciation. Normally invests   Company (FMR) is the fund's
Portfolio Service                                    primarily in common stocks.      manager. FMR Co., Inc. (FMRC)
Class 2                                              Invests in securities of         and other investment advisers
                                                     companies whose value it         serve as sub-advisers for the
                                                     believes is not fully            fund.
                                                     recognized by the public.
                                                     Invests in either "growth"
                                                     stocks or "value" stocks or
                                                     both. The fund invests in
                                                     domestic and foreign issuers.
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              N              Y        Seeks to achieve capital         Fidelity Management & Research
Growth Portfolio                                     appreciation. Normally invests   Company (FMR) is the fund's
Service Class 2                                      primarily in common stocks.      manager. FMR Co., Inc. (FMRC)
                                                     Invests in companies that it     and other investment advisers
                                                     believes have above-average      serve as sub-advisers for the
                                                     growth potential (stocks of      fund.
                                                     these companies are often
                                                     called "growth" stocks). The
                                                     Fund invests in domestic and
                                                     foreign issuers.
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              Y              Y        Seeks as high level of current   Fidelity Management & Research
Investment Grade                                     income as is consistent with     Company (FMR) is the fund's
Bond Portfolio                                       the preservation of capital.     manager. Fidelity Investments
Service Class 2                                      Normally invests at least 80%    Money Management, Inc. (FIMM)
                                                     of assets in investment-grade    and other investment advisers
                                                     debt securities (those of        serve as sub-advisers for the
                                                     medium and high quality) of      fund.
                                                     all types and repurchase
                                                     agreements for those
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid          Y              Y        Seeks long-term growth of        Fidelity Management & Research
Cap Portfolio                                        capital. Normally invests        Company (FMR) is the fund's
Service Class 2                                      primarily in common stocks.      manager. FMR Co., Inc. (FMRC)
                                                     Normally invests at least 80%    and other investment advisers
                                                     of assets in securities of       serve as sub-advisers for the
                                                     companies with medium market     fund.
                                                     capitalizations. May invest in
                                                     companies with smaller or
                                                     larger market capitalizations.
                                                     Invests in domestic and
                                                     foreign issuers. The Fund
                                                     invests in either "growth" or
                                                     "value" common stocks or both.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 24  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP              Y              Y        Seeks long-term growth of        Fidelity Management & Research
Overseas Portfolio                                   capital. Normally invests        Company (FMR) is the fund's
Service Class 2                                      primarily in common stocks       manager. FMR Co., Inc. (FMRC)
                                                     allocating investments across    and other investment advisers
                                                     different countries and          serve as sub-advisers for the
                                                     regions. Normally invests at     fund.
                                                     least 80% of assets in non-
                                                     U.S. securities.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              Y              Y        Seeks to maximize income while   Franklin Advisers, Inc.
Income Securities                                    maintaining prospects for
Fund - Class 2                                       capital appreciation. The fund
                                                     normally invests in both
                                                     equity and debt securities.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              N              Y        Seeks long-term capital          Franklin Advisory Services,
Rising Dividends                                     appreciation, with               LLC
Securities                                           preservation of capital as an
Fund - Class 2                                       important consideration. The
                                                     fund normally invests at least
                                                     80% of its net assets in
                                                     investments of companies that
                                                     have paid rising dividends.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              N              Y        Seeks long-term capital          Franklin Advisers, Inc.
Small-Mid Cap Growth                                 growth. The fund normally
Securities                                           invests at least 80% of its
Fund - Class 2                                       net assets in investments of
                                                     small capitalization and mid
                                                     capitalization companies.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares         N              Y        Seeks capital appreciation,      Franklin Mutual Advisers, LLC
Securities                                           with income as a secondary
Fund - Class 2                                       goal. The fund normally
                                                     invests primarily in U.S. and
                                                     foreign equity securities that
                                                     the manager believes are
                                                     undervalued.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton             Y              Y        Seeks high current income,       Franklin Advisers, Inc.
Global Bond                                          consistent with preservation
Securities                                           of capital, with capital
Fund - Class 2                                       appreciation as a secondary
                                                     consideration. The fund
                                                     normally invests at least 80%
                                                     of its net assets in bonds,
                                                     which include debt securities
                                                     of any maturity, such as
                                                     bonds, notes, bills and
                                                     debentures.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton             Y              Y        Seeks long-term capital          Templeton Global Advisors
Growth Securities                                    growth. The fund normally        Limited
Fund - Class 2                                       invests primarily in equity
                                                     securities of companies
                                                     located anywhere in the world,
                                                     including those in the U.S.
                                                     and emerging markets.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  25

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            Y              Y        Seeks long-term capital          Goldman Sachs Asset
Mid Cap Value                                        appreciation.                    Management, L.P.
Fund - Institutional
Shares
--------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT            Y              Y        Seeks long-term growth of        Goldman Sachs Asset
Structured U.S.                                      capital.                         Management, L.P.
Equity
Fund - Institutional
Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Global          Y              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Health Care Fund,                                    capital.
Series II Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I.                 Y              Y        Seeks long-term growth of        Invesco Advisers, Inc.
International Growth                                 capital.
Fund, Series II
Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Mid Cap         N              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Core Equity Fund,                                    capital.
Series II Shares
--------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen           Y              Y        Seeks capital growth.            Invesco Advisers, Inc.
V.I. American
Franchise Fund,
Series II Shares
--------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen           Y              Y        Seeks capital growth and         Invesco Advisers, Inc.
V.I. Comstock Fund,                                  income through investments in
Series II Shares                                     equity securities, including
                                                     common stocks, preferred
                                                     stocks and securities
                                                     convertible into common and
                                                     preferred stocks.
--------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen           Y              Y        Seeks capital growth.            Invesco Advisers, Inc.
V.I. Mid Cap Growth
Fund, Series II
Shares
--------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen           N              Y        Seeks long-term growth of        Invesco Advisers, Inc.
V.I. Value                                           capital.
Opportunities Fund,
Series II Shares
(previously Invesco
V.I. - Basic Value
Fund, Series II
Shares)
--------------------------------------------------------------------------------------------------------------------

Janus Aspen Series           Y              Y        Seeks long-term growth of        Janus Capital Management LLC
Janus Portfolio:                                     capital.
Service Shares
--------------------------------------------------------------------------------------------------------------------

Legg Mason                   Y              Y        Seeks long-term growth of        Legg Mason Partners Fund
ClearBridge Variable                                 capital.                         Advisor, LLC, adviser;
Small Cap Growth                                                                      ClearBridge Advisors, LLC,
Portfolio - Class I                                                                   sub-adviser.
--------------------------------------------------------------------------------------------------------------------

MFS(R) Investors             N              Y        Seeks capital appreciation.      MFS(R) Investment Management
Growth Stock
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 26  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery         N              Y        Seeks capital appreciation.      MFS(R) Investment Management
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

MFS(R) Total Return          Y              Y        Seeks total return.              MFS(R) Investment Management
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities             Y              Y        Seeks total return.              MFS(R) Investment Management
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF           Y              Y        Seeks to provide current         Morgan Stanley Investment
Global Real Estate                                   income and capital               Management Inc., adviser;
Portfolio, Class II                                  appreciation.                    Morgan Stanley Investment
Shares                                                                                Management Limited and Morgan
                                                                                      Stanley Investment Management
                                                                                      Company, subadvisers.
--------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF           Y              Y        Seeks long-term capital growth   Morgan Stanley Investment
Mid Cap Growth                                       by investing primarily in        Management Inc.
Portfolio, Class II                                  common stocks and other equity
Shares                                               securities.
--------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF           N              Y        Seeks to provide above average   Morgan Stanley Investment
U.S. Real Estate                                     current income and long-term     Management Inc.
Portfolio, Class II                                  capital appreciation by
Shares                                               investing primarily in equity
                                                     securities of companies in the
                                                     U.S. real estate industry,
                                                     including real estate
                                                     investment trusts.
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital          Y              Y        Seeks capital appreciation by    OppenheimerFunds, Inc.
Appreciation                                         investing in securities of
Fund/VA, Service                                     well-known, established
Shares                                               companies.
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Global           Y              Y        Seeks long-term capital          OppenheimerFunds, Inc.
Securities Fund/VA,                                  appreciation by investing a
Service Shares                                       substantial portion of its
                                                     assets in securities of
                                                     foreign issuers, "growth-type"
                                                     companies, cyclical industries
                                                     and special situations that
                                                     are considered to have
                                                     appreciation possibilities.
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Global           Y              Y        Seeks a high level of current    OppenheimerFunds, Inc.
Strategic Income                                     income principally derived
Fund/VA, Service                                     from interest on debt
Shares                                               securities.
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Main             Y              Y        Seeks capital appreciation.      OppenheimerFunds, Inc.
Street Small- & Mid-
Cap Fund(R)/VA,
Service Shares
--------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset          Y              Y        Seeks maximum real return        Pacific Investment Management
Portfolio, Advisor                                   consistent with preservation     Company LLC (PIMCO)
Share Class                                          of real capital and prudent
                                                     investment management.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  27

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Putnam VT Global             N              Y        Seeks capital appreciation.      Putnam Investment Management,
Health Care                                                                           LLC, adviser; Putnam Advisory
Fund - Class IB                                                                       Company, LLC, sub-adviser.
Shares
--------------------------------------------------------------------------------------------------------------------

Putnam VT                    N              Y        Seeks capital appreciation.      Putnam Investment Management,
International Equity                                                                  LLC, adviser; Putnam Advisory
Fund - Class IB                                                                       Company, LLC, sub-adviser.
Shares
--------------------------------------------------------------------------------------------------------------------

Putnam VT Multi-Cap          N              Y        Seeks long-term capital          Putnam Investment Management,
Growth Fund - Class                                  appreciation.                    LLC
IB Shares
--------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap          N              Y        Seeks capital appreciation.      Putnam Investment Management,
Value Fund - Class                                                                    LLC
IB Shares
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Aggress-                                 return that is consistent with   Advisers, LLC
ive Portfolio (Class                                 an aggressive level of risk.
2)                                                   This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in equity securities and also
                                                     invests a small amount in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Aggress-                                 return that is consistent with   Advisers, LLC
ive Portfolio (Class                                 an aggressive level of risk.
4)                                                   This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in equity securities and also
                                                     invests a small amount in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Conserv-                                 return that is consistent with   Advisers, LLC
ative Portfolio                                      a conservative level of risk.
(Class 2)                                            This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 28  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Conserv-                                 return that is consistent with   Advisers, LLC
ative Portfolio                                      a conservative level of risk.
(Class 4)                                            This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Davis                                    growth.                          Advisers, LLC, adviser; Davis
New York Venture                                                                      Selected Advisers, L.P.,
Fund (Class 3)                                                                        subadviser.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Goldman                                  capital.                         Advisers, LLC, adviser;
Sachs Mid Cap Value                                                                   Goldman Sachs Asset
Fund (Class 3)                                                                        Management, L.P., subadviser.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderate                                 return that is consistent with   Advisers, LLC
Portfolio (Class 2)                                  a moderate level of risk. This
                                                     is a "fund of funds" and seeks
                                                     to achieve its objective by
                                                     investing in a combination of
                                                     underlying funds. The fund
                                                     invests primarily in a balance
                                                     of underlying funds that
                                                     invest in fixed income
                                                     securities and underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderate                                 return that is consistent with   Advisers, LLC
Portfolio (Class 4)                                  a moderate level of risk. This
                                                     is a "fund of funds" and seeks
                                                     to achieve its objective by
                                                     investing in a combination of
                                                     underlying funds. The fund
                                                     invests primarily in a balance
                                                     of underlying funds that
                                                     invest in fixed income
                                                     securities and underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  29

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Aggressive                                       a moderately aggressive level
Portfolio (Class 2)                                  of risk. This is a "fund of
                                                     funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in equity
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in fixed
                                                     income securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Aggressive                                       a moderately aggressive level
Portfolio (Class 4)                                  of risk. This is a "fund of
                                                     funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in equity
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in fixed
                                                     income securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Conservative                                     a moderately conservative
Portfolio (Class 2)                                  level of risk. This is a "fund
                                                     of funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in fixed income
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 30  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Variable                     Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Conservative                                     a moderately conservative
Portfolio (Class 4)                                  level of risk. This is a "fund
                                                     of funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in fixed income
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

Variable                     Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Partners                                 appreciation.                    Advisers, LLC, adviser;
Small Cap Value Fund                                                                  Barrow, Hanley, Mewhinney &
(Class 3)                                                                             Strauss, Inc., Denver
                                                                                      Investment Advisors LLC,
                                                                                      Donald Smith & Co., Inc.,
                                                                                      River Road Asset Management,
                                                                                      LLC and Turner Investment
                                                                                      Partners, Inc., subadvisers.
--------------------------------------------------------------------------------------------------------------------

Wanger International         Y              Y        Seeks long-term capital          Columbia Wanger Asset
                                                     appreciation.                    Management, LLC
--------------------------------------------------------------------------------------------------------------------

Wanger USA                   Y              Y        Seeks long-term capital          Columbia Wanger Asset
                                                     appreciation.                    Management, LLC
--------------------------------------------------------------------------------------------------------------------




THE FIXED ACCOUNT

Amounts allocated to the fixed account become part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  31

CURRENT CONTRACT:
(applications signed on or after July 19, 2010)

THE REGULAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Making the Most of Your
Contract -- Transfer policies").

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program investment option you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

- for the Special DCA fixed account and the regular fixed account; and

- for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the Special DCA fixed account for a six month term;

- the Special DCA fixed account for a twelve month term;

- the PN program investment option in effect;

- if no PN program investment option is in effect, to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in the PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program investment option in effect, or if no PN

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 32 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS program investment option is in effect, in accordance with your investment instructions to us to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

ORIGINAL CONTRACT:

(applications signed prior to July 19, 2010)

ONE-YEAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.

The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account that are transferred to the one-year fixed account; and

- for amounts in the DCA fixed account that are transferred to the subaccounts.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the PN program investment option in effect;

- if no PN program investment option is in effect, to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  33

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the PN program investment option then in effect;

- if no PN program investment option is in effect, then to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in the PN program and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger.

When you applied, you could have selected:

CURRENT CONTRACT:

(applications signed on or after July 19, 2010)

- the regular fixed account, the Special DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the length of the surrender charge period (five, seven or ten years);

- the optional PN program; and

- the following optional death benefit rider:

  -  MAV Death Benefit.


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 34  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

In addition, you could have also selected one of the following optional living benefits (both require the use of the PN program):

- SecureSource Stages NY rider; or

- Accumulation Protector Benefit rider.

The Current Contract provides for allocation of purchase payments to the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

ORIGINAL CONTRACT:

(applications signed prior to July 19, 2010)

- the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the length of the surrender charge period (five, seven or ten years);

- the optional PN program; and

- one of the following optional death benefits:

  - ROP Death Benefit; or

  - the optional MAV Death Benefit.

In addition, you could have also selected one of the following optional living benefit (all require the use of the PN program):

- SecureSource rider;

- Accumulation Protector Benefit rider;

- Guarantor Withdrawal Benefit for Life rider;

- Guarantor Withdrawal Benefit rider;

- Income Assurer Benefit - MAV rider;

- Income Assurer Benefit - 5% Accumulation Benefit Base rider; or

- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base rider.

The Original Contract provides for allocation of purchase payments to the one-year fixed account, the DCA fixed account and/or to the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

FOR BOTH THE CURRENT CONTRACT AND THE ORIGINAL CONTRACT:

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


For the Current Contract, you may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

You may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  35

THE ANNUITIZATION START DATE

CURRENT CONTRACT:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

- no earlier than 13 months after the contract's effective date; and no later than

- the owner's 95th birthday or the tenth contract anniversary, if later,

- or such other date as agreed to by us.

Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B -- Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

Please see "SecureSource Stages NY -- Other Provisions" section regarding options under this rider at the annuitization start date.

ORIGINAL CONTRACT:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments and you will receive the first payment on the annuitization start date. The first annuity payment will be made as provided by the annuity payment plan you select. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin. The annuitization start date may not be earlier than 13 months after the effective contract date.

The annuitization start date must be:

- the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1),

- or such other date as agreed upon by us.

Prior to your annuitization start date, we will contact you with your options. If you do not make an election, your annuitization start date will be deferred.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

(1) Applies to contracts with applications signed on or after June 19, 2006. For all other contracts, the annuitization start date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.


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 36  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select one of the SecureSource series - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may be limited under the terms of your contract.

If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT CORPORATE OFFICE APPROVAL)

  - CURRENT CONTRACT:
    (applications signed on or after July 19, 2010)

  MAXIMUM TOTAL PURCHASE PAYMENTS* BASED ON YOUR AGE ON THE EFFECTIVE DATE OF THE PAYMENT:

For the first year and
  total:
through age 85             $1,000,000
age 86 or older            $0

For each subsequent year:
through age 85             $100,000
age 86 or older            $0


  - ORIGINAL CONTRACT:
    (applications signed prior to July 19, 2010)

  MAXIMUM TOTAL PURCHASE PAYMENTS*
    $1,000,000

* These limits apply in total to all RiverSource Life of NY annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

ADDITIONAL PURCHASE PAYMENTS RESTRICTION FOR CONTRACTS WITH LIVING BENEFIT
RIDERS

- SecureSource Stages NY

The riders prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment
(ALP) is established and your contract value on an anniversary is less than four times the ALP.


The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000. We are waiving the $100,000 total additional purchase payment restriction until further notice.


- SecureSource riders

Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments are allowed for the contracts with the SecureSource riders. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  37

- Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the waiting period except for the first 180 days (1) immediately following the effective date and (2) for the Current Contract, following the last contract anniversary for each elective step up.

Additional purchase payments to your variable annuity contract with a SecureSource rider, Guarantor Withdrawal Benefit for Life rider, or Guarantor Withdrawal Benefit rider will be limited to $100,000 for the life of your contract.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS
As of June 19, 2006, we no longer offer purchase payment credits. Purchase payment credits were available if you purchased a contract with the seven-year surrender charge schedule with an application signed date before June 19, 2006.

See Appendix G for a description of the purchase payment credits that apply to your policy.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.(1) For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

(1) For contracts with applications signed prior to Aug. 6, 2007, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus
    (2) any amounts allocated or transferred to the fixed account in the contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.


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 38  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.

FOR THE CURRENT CONTRACT (APPLICATIONS SIGNED ON OR AFTER JULY 19, 2010), the mortality and expense risk fee you pay is based on the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.


                                                                              MORTALITY AND
TEN-YEAR SURRENDER CHARGE SCHEDULE                                          EXPENSE RISK FEE

CV Death Benefit*                                                                 0.85%

ROPP Death Benefit                                                                0.85

MAV Death Benefit                                                                 1.10




                                                                              MORTALITY AND
SEVEN-YEAR SURRENDER CHARGE                                                 EXPENSE RISK FEE

CV Death Benefit*                                                                 1.05%

ROPP Death Benefit                                                                1.05

MAV Death Benefit                                                                 1.30




                                                                              MORTALITY AND
FIVE-YEAR SURRENDER CHARGE SCHEDULE                                         EXPENSE RISK FEE

CV Death Benefit*                                                                 1.40%

ROPP Death Benefit                                                                1.40

MAV Death Benefit                                                                 1.65


* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.

FOR THE ORIGINAL CONTRACT (APPLICATIONS SIGNED PRIOR TO JULY 19, 2010), the mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the surrender charge schedule that applies to your contract.

SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR
CONTRACTS WITH APPLICATIONS SIGNED
ON OR AFTER JUNE 19, 2006                         QUALIFIED ANNUITIES              NONQUALIFIED ANNUITIES

ROP Death Benefit                                         0.90%                             1.05%

MAV Death Benefit                                         1.10                              1.25

SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR ALL
  OTHER CONTRACTS
ROP Death Benefit                                         1.00%                             1.15%
MAV Death Benefit                                         1.20                              1.35

FIVE-YEAR SURRENDER CHARGE SCHEDULE
ROP Death Benefit                                         1.20%                             1.35%
MAV Death Benefit                                         1.40                              1.55


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  39

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. For the Current Contract, the surrender charge lasts for 10 years, 7 years or 5 years from our receipt of each purchase payment, depending on which surrender charge schedule you select when you purchase the contract (see "Expense Summary"). For the Original Contract, the surrender charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which surrender charge schedule you select when you purchase the contract (see "Expense Summary"). The surrender charge percentages that apply to you are shown in your contract.

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for lifetime RMD amounts, not for a 5 year distribution.

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:


CURRENT CONTRACT WITHOUT SECURESOURCE STAGES NY RIDER


The FA is the greater of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.

ORIGINAL CONTRACT WITHOUT SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or

- current contract earnings.


CURRENT CONTRACT WITH SECURESOURCE STAGES NY RIDER


The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Annual Lifetime Payment

During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

ORIGINAL CONTRACT WITH SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.


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 40  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ORIGINAL CONTRACT WITH GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge, will equal the amount you request.

EXAMPLE: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (THE SURRENDER CHARGE PERCENTAGES FOR THE 10-YEAR, 7-YEAR AND 5-YEAR SURRENDER CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY".) For example, if you select the 7-Year surrender charge schedule, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 8%. The surrender charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.

For an example, see Appendix A.

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for lifetime RMD amounts, not for a 5 year distribution;

- amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

- surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

- amounts we refund to you during the free look period;* and

- death benefits.

* However, we will reverse certain purchase payment credits. (See "Appendix H -- Purchase Payment Credits for Eligible Contracts.")


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  41

CURRENT CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

- Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

ORIGINAL CONTRACT:

CONTINGENT EVENTS
- Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.

- Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

BOTH CONTRACTS:
SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE STAGES NY RIDER FEE
We deduct an annual charge for this optional feature only if you select it. If selected, we deduct an annual charge of 1.00% for SecureSource Stages
NY -- Single Life rider or SecureSource Stages NY -- Single Life rider.

The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the SecureSource Stages NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages NY rider fee does not vary with the PN program investment options selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages NY - Single Life and SecureSource Stages NY - Joint Life rider fee will not exceed a maximum charge of 1.75%.


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 42  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The following describes how your annual rider fee may increase:

- We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,

      (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

      (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

      (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

- Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.

If your annual rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

ACCUMULATION PROTECTOR BENEFIT RIDER FEE
We deduct an annual charge of 1.50%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the charge from the contract value on the contract anniversary. For contract applications signed on or after July 19, 2010, we prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value. For contract applications signed prior to July 19, 2010, we prorate this charge among, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 1.75%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  43

If you choose the elective step up, the elective spousal continuation step up or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

(1) For contract applications signed prior to Oct. 4 2010, the following charges apply:


APPLICATION SIGNED DATE                                                      CURRENT CHARGE

Before Jan. 26, 2009                                                              0.55%

Jan. 26, 2009 -- May 30, 2009                                                     0.80%

May 3, 2010 -- July 18, 2010                                                      0.95%

July 19, 2010 -- Oct. 3 2010                                                      1.10%




SECURESOURCE RIDER FEE
We deduct an annual charge of 0.90%(1) based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider fee is the same whether you select the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The SecureSource rider fee will not exceed a maximum of 2.00%(1).

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you choose the elective step up, the elective spousal continuation step up, change your PN program investment option, after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after annuity payouts begin.

(1) For contract applications signed prior to Jan. 26, 2009, the current fee for Single Life rider and for Joint Life rider is 0.65% and the maximum fee for Single Life rider and for Joint Life rider is 1.50%.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE
We deduct an annual charge of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to
(1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, or the contract value reduces to zero. If the contract is terminated for any reason or

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 44 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit for Life rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit for Life rider fee will not exceed a maximum fee of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Guarantor Withdrawal Benefit for Life rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

GUARANTOR WITHDRAWAL BENEFIT RIDER FEE
THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX J).

We charge an annual charge of 0.55% of contract value for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each PN program investment option. The Guarantor Withdrawal Benefit rider fee will not exceed a maximum charge of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Guarantor Withdrawal Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up under Rider A after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

If you choose the annual or spousal continuation elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program investment option. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

INCOME ASSURER BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you select it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit

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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 45 rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit is as follows:


                                                              MAXIMUM              CURRENT
Income Assurer Benefit - MAV                                    1.50%                0.30%

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65


We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program investment option but not to exceed the maximum fees shown above. We cannot change the Income Assurer Benefit fee after the rider effective date, unless you change your PN program investment option after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program investment option. If you decide to change your PN program investment option after we have exercised our rights to increase the fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program investment option. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect. The waiting period for the rider will be restarted if you elect to change your PN program investment option to ones that cause the rider fee to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years (see "Optional
Benefits -- Income Assurer Benefit Riders"). The charge does not apply after annuity payouts begin or the Income Assurer Benefit terminates.

VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account;

- Original Contract: the sum of your purchase payments and any purchase payment credits allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider; or

  - Income Assurer Benefit rider.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender; transfer amounts out of a subaccount; or we assess a contract administrative charge, a surrender charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each

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 46 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider; or

  - Income Assurer Benefit rider.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. The Current Contract allows you to set up regular automatic SIP payments to obtain the benefits of dollar-cost averaging, but does not allow an interest sweep strategy.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  47

There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low                         May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high                                 Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the "Special DCA Fixed Account", "DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under the PN program (see "Portfolio Navigator Program" below and "Appendix H: Asset Allocation Program for Contracts with Applications Signed Before June 19, 2006").

As long as you are not participating in a PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see "Special DCA Fixed Account" and "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.


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 48  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for the living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUNDS OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the fund of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move

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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 49 to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your investment professional can help you make this determination although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments to the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), when available (see "The Special DCA Fixed Account" and "DCA Fixed Account")), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account or Special DCA fixed account into the investment option or model portfolio you have chosen.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we may charge you a higher fee for your rider. If your contract includes a SecureSource series rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource series rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days written notice.
RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a Portfolio Navigator funds of funds, see funds of funds prospectus.

PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER, SECURESOURCE SERIES RIDERS, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER, GUARANTOR WITHDRAWAL BENEFIT RIDER AND INCOME ASSURER BENEFIT RIDER

LIVING BENEFITS REQUIRING PARTICIPATION IN THE PN PROGRAM;

- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Aggressive investment option, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by

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 50 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.

- SECURESOURCE SERIES RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER: The SecureSource series rider and the Guarantor Withdrawal Benefit for Life rider require that your contract value be invested in one of the PN program investment options for the life of the rider. We reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. There is no minimum number of investment options that must be offered in connection with the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider. Currently the limitation is five, each a fund of funds, from which you may select one. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE SERIES RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

- GUARANTOR WITHDRAWAL BENEFIT RIDER: Because the Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract, and you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

- INCOME ASSURER BENEFIT RIDER: The Income Assurer Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. You can terminate the Income Assurer Benefit rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times you cannot terminate the Income Assurer Benefit rider once you have selected it and you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. As long as the Income Assurer Benefit rider is in effect, your contract value must be invested in one of the investment options. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT RIDER IS IN EFFECT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

For the Current Contract, you may transfer contract value from any one subaccount, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may transfer contract value from any one subaccount, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the regular fixed account (Current Contract) and the one-year fixed account (Original Contract). You may not transfer contract value to the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). You may not transfer contract value from the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract) except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
CURRENT CONTRACT:
- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount to the regular fixed account for six months following that transfer, partial surrender or termination.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  51

- You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.


- You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your Special DCA fixed account.

(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

ORIGINAL CONTRACT:
- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.


- You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the one-year fixed account. You should carefully consider whether the one-year fixed account meets your investment criteria before you invest. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your DCA fixed account.

- We reserve the right to limit the number of transfers you may make in a contract year to 12.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


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 52  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST

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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  53

FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:

REGULAR MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:
RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

CURRENT CONTRACT:

MINIMUM AMOUNT
Transfers or surrenders: $250 or entire subaccount balance

ORIGINAL CONTRACT:

MINIMUM AMOUNT
Transfers or surrenders:  $500 or entire account balance

ALL CONTRACT:

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract) or one-year fixed account (Original Contract) or automated partial surrenders from the regular fixed account

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 54  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

(Current Contract), one-year fixed account (Original Contract), Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account (Original Contract only), to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account, within 12 months.

- Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- If the PN program is in effect, you are not allowed to set up an automated transfer except in connection with a Special DCA fixed account (Current Contract) or a DCA fixed account (Original Contract) (see "Special DCA Fixed Account", "Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- If you have one of the SecureSource series of riders, Guarantor Withdrawal Benefit for Life rider, or Guarantor Withdrawal Benefit rider you may set up automated partial withdrawals up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $50

ORIGINAL CONTRACT:

Transfers or surrenders:  $100 monthly

                          $250 quarterly, semiannually or annually

 3 BY PHONE


Call:
1-800-504-0469


MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $250 or entire account balance

ORIGINAL CONTRACT:

Transfers or surrenders:  $500 or entire account balance

MAXIMUM AMOUNT

CURRENT CONTRACT:

Transfers:                Contract value or entire account balance
Surrenders:               $100,000

ORIGINAL CONTRACT:

Transfers:                Contract Value or entire account balance
Surrenders:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  55

SURRENDERS


You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), federal income taxes and penalties. State and local income taxes may also apply. (see "Taxes") You cannot make surrenders after the annuitization start date except under Variable Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see "Optional Benefits"). Any partial surrender request that reverses previous step ups during the 3-year waiting period or exceeds the amount allowed under the rider(s) and impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
CURRENT CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.

ORIGINAL CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1) After executing a partial surrender, the value in each subaccount or one-year fixed account must be either zero or at least $50.

(1) If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan

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 56 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING THE ANNUITANT

For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

For the Original Contract, annuitant changes are not allowed.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  57

If you have an Income Assurer Benefit rider, the rider will terminate upon transfer of ownership of the annuity contract.

For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit will continue. The ROPP Death Benefit and MAV Death Benefit values may be reset (see "Benefits in the Case of Death"). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

The SecureSource -- Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit, the SecureSource -- Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values may be reset. For SecureSource rider and Guarantor Withdrawal Benefit for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

For the SecureSource Stages NY -- Single Life rider, the rider will terminate if there is a change of ownership unless (1) the new owner assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change. (See "Optional Benefits.")

The SecureSource Stages NY -- Joint Life rider, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust.).

If we waive our right to terminate the rider for any types of assignments or change of ownership other than as specified above, you will be notified in writing, signed by an officer of the company.

BENEFITS IN CASE OF DEATH

CURRENT CONTRACT:
(applications signed on or after July 19, 2010)


We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the MAV Death Benefit at contract issue.


If you are age 79 or younger at contract issue, you can elect the optional MAV death benefit. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

We show the death benefit that applies to your contract at issue on your contract's data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage in effect on the date of your death.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROPP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV



  PS = the amount by which the contract value is reduced as a result of the partial surrender.

  DB = the applicable ROPP value or MAV on the date of (but prior to) the partial surrender

  CV = contract value on the date of (but prior to) the partial surrender.

COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.


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 58  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CONTRACT VALUE DEATH BENEFIT (CV DEATH BENEFIT): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the contract value after any rider charges have been deducted.

ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted, or

2. the ROPP Value.

After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will not be available and the CV death benefit will apply.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

AS DESCRIBED BELOW, IF YOU ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT THE MAV DEATH BENEFIT. THE DEATH BENEFIT DOES NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THIS DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the MAV.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.

After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the MAV on that date, but prior to the reset.

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, the MAV death benefit will terminate and the ROPP death benefit will apply. If your spouse is age 86 or older when the contract was continued, the MAV death benefit will terminate and the CV death benefit will apply.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  59

ORIGINAL CONTRACT:
(applications signed prior to July 19, 2010)

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant. The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the MAV Death Benefit at contract issue.

If both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract's data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.

HERE ARE SOME TERMS USED TO DESCRIBE THE DEATH BENEFITS:

                                                                             PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                CV



PS    =   the amount by which the contract value is reduced as a result of the partial surrender.
DB    =   the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV    =   contract value on the date of (but prior to) the partial surrender.


RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments applied to the contract minus adjusted partial surrenders.

The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the MAV on the date of death.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total purchase payments applied to the contract minus adjusted partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


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 60  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

NONQUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see "Optional Living Benefits," "Optional Death Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

FOR THE ORIGINAL CONTRACT:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Living Benefits" and "Optional Death Benefits".)

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Living Benefits", "Optional Death Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages NY rider will terminate.

  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  61

  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum withdrawals established based on your life expectancy.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value after any rider charges have been deducted.

In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

FOR THE ORIGINAL CONTRACT:
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Benefits" and "Optional Death Benefits".)

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value after any rider charges have been deducted.

In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit

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 62 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL LIVING BENEFITS

SECURESOURCE STAGES NY RIDERS
The SecureSource Stages NY rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource Stages NY rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.

Your benefits under the rider can be reduced if any of the following occurs:

- If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

- If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund.

The SecureSource Stages NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.


Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.


Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages NY riders available under your contract:

- SecureSource Stages NY -- Single Life

- SecureSource Stages NY -- Joint Life

The information in this section applies to both SecureSource Stages NY riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages NY -- Single Life rider covers one person. The SecureSource Stages NY -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages NY -- Single Life rider or the SecureSource Stages NY -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages NY rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you are 85 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource Stages NY riders are not available under an inherited qualified annuity.

The SecureSource Stages NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  63

- SINGLE LIFE: death (see "At Death" heading below).

- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS
The key terms associated with the SecureSource Stages NY rider are:

AGE BANDS: Each age band is associated with a lifetime payment percentage. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band.

ANNUAL STEP-UP: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment.

PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base for up to ten years based on a rider credit percentage of 8% for the first credit and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Rider credits are available for a ten year rider credit period as follows: If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary. If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

IMPORTANT SECURESOURCE STAGES NY RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages NY rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).


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 64  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. Any withdrawals in the first 10 years (and later, depending on the issue age) will terminate the rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:

  1. the BB and PBG, will be reset to the contract value, if less than their current amount; and

  2. the ALP and RALP, if available, will be recalculated.

  You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Stages NY rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Stages NY -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages NY -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource Stages NY -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  65

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.


- TREATMENT OF CIVIL UNIONS AND DOMESTIC PARTNERS: The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See "Taxes -- Other -- Spousal status."


LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouse) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.

JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

- The date the younger covered spouse's attained age equals age 50.

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already

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 66 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment.

For Age band:

Single Life

(i) 50-58, percentage is 4%.

(ii) 59-69, percentage is 5%.

(iii) 70-79, percentage is 5.5%.

(iv) 80 and older, percentage is 6%.

Joint Life

(v) 50-58, percentage is 3.5%.

(vi) 59-69, percentage is 4.5%.

(vii) 70-79, percentage is 5%.

(viii) 80 and older, percentage is 5.5%

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band for the lifetime payment percentage is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouses subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

- Upon annual step-ups. (see "Annual Step-Ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage:(A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age.(B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage.

In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values benefit base (BB), credit base (CB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

- On the contract date: The CB, BB and PBG are set equal to the initial purchase payment.

When an additional purchase payment is made: If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.

Whenever a withdrawal is taken:

  (a) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.

  (b) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the adjustment amount and the PBG will be reduced by the greater of the amount of the withdrawal or the adjustment amount but it will not be less than zero. The adjustment amount is calculated as follows:


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  67

G X H     where:
---
  I


          G = the amount the contract value is reduced by the withdrawal

          H = the BB or PBG (as applicable) on the date of (but prior to) the withdrawal

          I = the contract value on the date of (but prior to) the withdrawal.

  (c) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

          The PBG will be reset to the lesser of:

          (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

          (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:


A X B     where:
---
  C


          A = the amount of the withdrawal minus the RALP

          B = the PBG minus the RALP on the date of (but prior to) the withdrawal

          C = the contract value on the date of (but prior to) the withdrawal minus the RALP

The BB will be reduced by an amount as calculated below:

D X E     where:
---
  F


          D = the amount of the withdrawal minus the RALP

          E = the BB on the date of (but prior to) the withdrawal

          F = the contract value on the date of (but prior to) the withdrawal minus the RALP.

RIDER ANNIVERSARY PROCESSING: The following describes how the BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

RIDER CREDITS: If you did not take any withdrawals (including not taking withdrawals before rider credits are available) and you did not decline any rider fee increase, rider credits are available for a ten year period as follows:

  - If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary.

  - If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61.

If the first rider credit is received on the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. If the first rider credit is received on any other anniversary, the rider credit equals the CB as of the prior anniversary multiplied by 8%. On any subsequent rider credit dates, the rider credit equals the CB as of the prior anniversary multiplied by 6%. If the first rider credit is received on the first anniversary, the BB will be set to the greater of the current BB, or the BB 180 days following the contract date, increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. For rider credits received on any other anniversary, the BB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the last rider credit date, after any adjustment to the BB, and there will be no additional rider credits.

ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any annual rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due

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 68 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The annual lifetime payment is established;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. See Appendix F for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages NY -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages NY -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, a step-up may be available at the time of spousal continuation. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

In either case above:

  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

  - We will no longer accept additional purchase payments.

  - No more charges will be collected for the rider.

  - The current ALP is fixed for as long as payments are made.

  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  69

AT DEATH:
SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

- elect to take the death benefit under the terms of the contract, or

- elect to take the principal back guarantee available under this rider, or

- continue the contract and the SecureSource Stages NY -- Joint Life rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

- If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

- If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band

- will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

- After the date of death, there will be no additional rider credits or annual step-ups.

- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGES AND ASSIGNMENTS:
SINGLE LIFE: The rider will terminate if there is an assignment or a change of ownership unless (1) the new owner or assignee assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change.

JOINT LIFE: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).

Currently we waive our right to terminate the rider for any types of assignments or change of ownership other than as specified above. You will be notified in writing signed by an officer of the company if we change our practice.

ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages NY rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource Stages NY rider cannot be terminated either by you or us except as follows:

- The rider will terminate if there are certain changes of ownership. (See "Contract Ownership Changes and Assignments" above).

- SINGLE LIFE: after the death benefit is payable, the rider will terminate.

- SINGLE LIFE: spousal continuation will terminate the rider.


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 70  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

- On the annuitization start date, the rider will terminate.

- You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges -- SecureSource Stages NY rider fee").

- When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

- Termination of the contract for any reason will terminate the rider.

For an example, see Appendix E.

ACCUMULATION PROTECTOR BENEFIT RIDER
The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after July 19, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

For the Current Contract, if you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. For the Original Contract, you may have elected the Accumulation Protector Benefit rider at the time you purchased your contract and the rider effective date was the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

- Continue your contract;

- Take partial surrenders or make a full surrender; or

- Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages NY rider.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the PN program investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below). For the Current Contract, if we waive any restrictions on additional purchase payments, you will be notified in writing signed by an officer of the company;

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  71

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years. (see "Waiting Period" below).

Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

  (a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

  (b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

The waiting period may restart on the latest contract anniversary if you change your investment option, resulting in a rider fee increase of more than 0.20 percentage points, and the remaining waiting period before the change was less than three years.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

  1. 80% of the contract value on the contract anniversary; or

  2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total charge for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see "Charges -- Accumulation Protector Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.


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 72  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available for inherited IRAs or for the Current Contract only, if the benefit date would be after the annuitization start date.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS -- CURRENT CONTRACT ONLY

If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, the spouse will pay the fee that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

CHANGE OF OWNERSHIP OR ASSIGNMENT -- CURRENT CONTRACT ONLY

A change of ownership or assignment to an institutional investor, settlement company, or other non-natural owner who is not holding for the sole benefit of the original owner will terminate the rider. If we waive our right to terminate the rider for any type of assignments or ownership changes as specified above, you will be notified in writing, signed by an officer of the company.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

The rider will terminate before the benefit date without paying a benefit on the date:

- you take a full surrender;

- annuitization begins;

- the contract terminates as a result of the death benefit being paid; or

- when a beneficiary elects an alternative payment plan which is an inherited
  IRA.

The rider will terminate on the benefit date.

For an example, see Appendix C.

OPTIONAL LIVING BENEFITS
(FOR CONTRACTS WITH APPLICATION SIGNED BEFORE JULY 19, 2010)
For contract applications signed before July 19, 2010 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.

------------------------------------------------------------------------------------------------------------------------
IF YOUR CONTRACT APPLICATION
IS                              AND YOU SELECTED ONE OF THE                           DISCLOSURE FOR THIS BENEFIT MAY BE
SIGNED(1)...                    FOLLOWING OPTIONAL LIVING BENEFITS...                 FOUND IN THE FOLLOWING SECTION:
------------------------------------------------------------------------------------------------------------------------
Before June 20, 2005            Guarantor Withdrawal Benefit ("Rider B")              Appendix J
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June 20, 2005 - June 18,        Guarantor Withdrawal Benefit ("Rider A")              Appendix J
  2006
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June 19, 2006 - August 5,       Guarantor Withdrawal Benefit for Life                 Appendix I
  2007
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Before May 1, 2007              Income Assurer Benefit                                Appendix K
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Before July 19, 2010            SecureSource Rider                                    Appendix D
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(1) Your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  73

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below, except under annuity payout Plan E. (See
"Charges -- Surrender charge under Annuity Payout Plan E").

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. The Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% or 5% rate of return, which is reinvested and helps to support future payouts. Assuming your mortality and expense risk fee is based on the ROPP death benefit (Current Contract) or ROP death benefit (Original Contract), if that plus the variable account administrative charge is less than or equal to 1.50%, the standard assumed investment return is 5%. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% assumed investment return. If your mortality and expense risk fee based on the ROPP death benefit (Current Contract) or ROP death benefit (Original Contract) plus the variable account administrative charge is greater than 1.50%, the only annuity table available is based on an assumed investment return of 3.5%. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using a 5% assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization

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 74 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE RIDER, THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix I: Guarantor Withdrawal Benefit for Life Rider" or "Appendix J: Guarantor Withdrawal Benefit Rider"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the annuitization start date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages NY rider, if the annuitization start date is the latest date as described in the "Annuitization Start Date" provision, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the

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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 75 monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you (Current Contract), or you or the annuitant (Original Contract) die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



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 76  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until withdrawn or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.





For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange. Different IRS limitations on withdrawals apply to partial exchanges completed prior to October 24, 2011.



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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  77

ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.


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 78  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If you Die Before the Annuitization Start Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant's death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to

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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 79 maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


SPOUSAL STATUS: Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, if you are in the civil union or you are contemplating a civil union or same-sex marriage, you should note that the favorable tax treatment afforded under Federal law would not be available to the same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund (Class 3). You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.



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 80  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

- We may pay selling firms an additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We may offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  81

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS
- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life of NY issues the contracts. We are located at 20 Madison Avenue Extension, Albany, NY 12203 and are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life of NY is responding to a request for information from the New York insurance regulators which was sent to all life insurers conducting business in New York.



RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



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 82  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE



APPENDIX NAME                               PAGE #   CROSS-REFERENCE                             PAGE #
Appendix A: Example -- Surrender Charges    p.  84   Charges -- Surrender Charge                 p.  40
Appendix B: Example -- Death Benefits       p.  93   Benefits in Case of Death                   p.  58
Appendix C: Example -- Accumulation                  Optional Benefits -- Optional Living
Protector Benefit Rider                     p.  95   Benefits                                    p.  63
Appendix D: SecureSource Rider                       N/A
Disclosure                                  p.  96
Appendix E: Example -- SecureSource                  Optional Benefits -- Optional Living
Series of Riders                            p. 108   Benefits                                    p.  63
Appendix F: SecureSource                             Optional Benefits -- Optional Living
Riders -- Additional RMD Disclosure         p. 114   Benefits                                    p.  63
Appendix G: Purchase Payment Credits for             Buying Your Contract -- Purchase Payment
Eligible Contracts                          p. 116   Credits                                     p.  38
Appendix H: Asset Allocation Program for             N/A
Contracts With Applications Signed
Before June 19, 2006                        p. 117
Appendix I: Guarantor Withdrawal Benefit             N/A
for Life Rider Disclosure                   p. 118
Appendix J: Guarantor Withdrawal Benefit             N/A
Rider Disclosure                            p. 131
Appendix K: Income Assurer Benefit                   N/A
Riders                                      p. 140
Appendix L: Condensed Financial                      Condensed Financial Information
Information (Unaudited)                     p. 149   (Unaudited)                                 p.  18



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract), regular fixed account (Current Contract) and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  83

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

Current Contract:
     PPS    =    PPSC + PPF
     PPSC   =    purchase payments surrendered that could be subject to a surrender charge
            =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF    =    purchase payments surrendered that are not subject to a surrender charge
            =    FA - contract earnings, but not less than zero
     PP     =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS     =    amount the contract value is reduced by the surrender
     FA     =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV     =    contract value prior to the surrender

Original Contract:
     PPS    =    XSF + (ACV - XSF) / (CV - TFA) x (PPNPS - XSF)
     XSF    =    10% of prior anniversary's contract value - contract earnings, but not less than zero
     ACV    =    amount the contract value is reduced by the surrender - contract earnings, but not less than zero
     TFA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     PPNPS  =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     CV     =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


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 84  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CURRENT CONTRACT: FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                            surrendered (PP):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings.
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00

STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender.
                                                          PS:        60,000.00             40,000.00

STEP 5.   Now we can determine how much of the PP is being
          surrendered (PPS) as follows:
          PPS = PPF + PPSC
              = PPF+ (PS - FA) / (CV - FA) * (PP - PPF)
                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        60,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =        50,000.00             50,000.00


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  85

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 7.0%                x 7.0%
                                                                    ----------            ----------
                                            surrender charge:         3,500.00              3,206.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,500.00)            (3,206.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                    ----------            ----------
                                 NET FULL SURRENDER PROCEEDS:       $56,460.00            $36,754.00




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 86  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CURRENT CONTRACT: PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                            surrendered (PP):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings.
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00

STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender.
                PS (determined by iterative process described        15,376.34             16,062.31
                                                      above):

STEP 5. Now we can determine how much of the PP is being surrendered (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        15,376.34             16,062.31
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =         5,376.34             19,375.80


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  87

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:         5,376.34             19,375.80
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:         5,376.34             15,175.80
                     multiplied by the surrender charge rate:           x 7.0%                x 7.0%
                                                                    ----------            ----------
                                            surrender charge:           376.34              1,062.31

STEP 7.   The dollar amount you will receive as a result of
          your partial surrender is determined as:
                                  Contract value surrendered:        15,376.34             16,062.31
                                            SURRENDER CHARGE:          (376.34)            (1,062.31)
                                                                    ----------            ----------
                              NET PARTIAL SURRENDER PROCEEDS:       $15,000.00            $15,000.00




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 88  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ORIGINAL CONTRACT: FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                         surrendered (PPNPS):        50,000.00             50,000.00
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                TFA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine ACV, the amount by which the
          contract value surrendered exceeds earnings.
                                  Contract value surrendered:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

          PPS = XSF + (ACV - XSF) / (CV - TFA) * (PPNPS - XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPS from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =        50,000.00             50,000.00


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  89

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less XSF:             0.00              4,200.00
                                                                    ----------            ----------
                 amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 7.0%                x 7.0%
                                                                    ----------            ----------
                                            surrender charge:         3,500.00              3,206.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,500.00)            (3,206.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                    ----------            ----------
                                 NET FULL SURRENDER PROCEEDS:       $56,460.00            $36,754.00




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 90  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ORIGINAL CONTRACT: PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                         surrendered (PPNPS):        50,000.00             50,000.00
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                TFA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value surrendered exceeds earnings
                                  Contract value surrendered:        15,376.34             16,062.31
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                ACV (but not less than zero):         5,376.34             16,062.31

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                XSF (but not less than zero):             0.00              4,200.00




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  91

                                                               CONTRACT WITH GAIN       CONTRACT WITH LOSS

STEP 5.   Now we can determine how much of the PPNPS is
          being surrendered (PPS) as follows:
          PPS = XSF + (ACV - XSF) / (CV - TFA) *
          (PPNPS - XSF)
                                         XSF from Step 4 =               0.00                 4,200.00
                                         ACV from Step 3 =           5,376.34                16,062.31
                                          CV from Step 1 =          60,000.00                40,000.00
                                         TFA from Step 2 =          10,000.00                 4,200.00
                                       PPNPS from Step 1 =          50,000.00                50,000.00
                                                                   ----------               ----------
                                                     PPS =           5,376.34                19,375.80
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with
          a loss, PPS may be greater than the amount you
          request to surrender:
                                                      PPS:           5,376.34                19,375.80
                                                 less XSF:               0.00                 4,200.00
                                                                   ----------               ----------
              amount of PPS subject to a surrender charge:           5,376.34                15,175.80
                  multiplied by the surrender charge rate:             x 7.0%                   x 7.0%
                                                                   ----------               ----------
                                         surrender charge:             376.34                 1,062.31
STEP 7.   The dollar amount you will receive as a result
          of your partial surrender is determined as:
                               Contract value surrendered:          15,376.34                16,062.31
                                         SURRENDER CHARGE:            (376.34)               (1,062.31)
                                                                   ----------               ----------
                           NET PARTIAL SURRENDER PROCEEDS:         $15,000.00               $15,000.00




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 92  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- DEATH BENEFITS

CURRENT CONTRACT:

EXAMPLE -- ROPP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROPP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                              $23,000.00
                                                                                      ----------
Purchase payments minus adjusted partial surrenders:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------



  THE ROPP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $20,500.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
        Greatest of your contract anniversary values:                                 $26,000.00
        plus purchase payments made since the prior anniversary:                           +0.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $26,000
        ----------------  =                                                            -1,772.73
             $22,000
                                                                                      ----------

        for a death benefit of:                                                       $24,227.27
                                                                                      ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  93

ORIGINAL CONTRACT:

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During third contract year the contract value grows to $23,000.

WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $23,000.00
                                                                                      ----------
2. Purchase payments minus adjusted partial surrenders:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------




  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $20,500.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
        Greatest of your contract anniversary values:                                 $26,000.00
        plus purchase payments made since the prior anniversary:                           +0.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $26,000
        ----------------  =                                                            -1,772.73
             $22,000
                                                                                      ----------

        for a death benefit of:                                                       $24,227.27
                                                                                      ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


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 94  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX C: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract with a seven-year withdrawal schedule (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option.


                                       MCAV
END OF       PARTIAL SURRENDER      ADJUSTMENT                  ACCUMULATION      HYPOTHETICAL
CONTRACT         (BEGINNING        FOR PARTIAL                     BENEFIT           ASSUMED
YEAR              OF YEAR)          SURRENDER        MCAV          AMOUNT        CONTRACT VALUE

1                  $    0             $    0       $100,000        $     0          $112,000

2                       0                  0        102,400              0           128,000

3                       0                  0        108,000              0           135,000

4                       0                  0        108,000              0           118,000

5                       0                  0        108,000              0           100,000

6                   2,000              2,160        105,840              0           122,000

7                       0                  0        112,000              0           140,000

8                       0                  0        112,000              0           121,000

9                   5,000              4,628        107,372              0            98,000

10                      0                  0        107,372         22,372            85,000




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  95

APPENDIX D: SECURESOURCE RIDER DISCLOSURE

SECURESOURCE RIDERS

There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource rider is not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).


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 96  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio or investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  97

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

      Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the PN program model portfolios or investment options offered under the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate qualifying purchase payments and any purchase payment credits to the DCA fixed account, when available (see "DCA Fixed Account"), and we will make monthly transfers into the PN program model portfolio or investment option you have chosen. You may make two elective PN program model portfolio or investment option changes per contract year; we reserve the right to limit elective PN program model portfolio or investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

You can allocate your contract value to any available PN program investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your PN program model portfolio or investment option to any available PN program investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current PN program model portfolio or investment option is more aggressive than the target PN program model portfolio or investment option. If you are in the static model portfolio this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed PN program model portfolio or investment option changes per contract year and will not cause your rider fee to increase. The target PN program investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your PN program model portfolio or investment option to the target or any PN program model portfolio or investment option that is more conservative than the target PN program model portfolio or investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

You may request to change your investment option (or change from the model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.


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 98  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  99

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above).

The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.


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 100  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  101

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 68.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 68.

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.


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 102  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

       - SINGLE LIFE: 6%;

       - JOINT LIFE: 5.5%,

       of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

       - SINGLE LIFE: 6%;

       - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

       - SINGLE LIFE: 6%;

       - JOINT LIFE: 5.5%,

       of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  103

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource -- Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to the spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending

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 104 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource -- Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

    - SINGLE LIFE: covered person;

    - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  105

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the

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 106  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

  (a) any one other than a covered spouse continues the contract, or

  (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

5. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  107

APPENDIX E: EXAMPLE -- SECURESOURCE SERIES OF RIDERS

EXAMPLE: SECURESOURCE STAGES NY

EXAMPLE #1: SINGLE LIFE BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate investment option at issue.



                                  HYPOTHETICAL                                          LIFETI-
CONTRACT                             ASSUMED                                               ME
DURATION   PURCHASE    PARTIAL      CONTRACT                                            PAYMENT
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        BB         PBG      ALP      RALP    PERCENT

At Issue   $100,000         NA      $100,000    $100,000   $100,000  $5,000    $5,000       5%

1                 0          0        98,000     108,000    100,000   5,400     5,400       5%

2                 0          0       105,000     114,000    105,000   5,700     5,700       5%

3                 0          0       118,000     120,000    118,000   6,000     6,000       5%

3.5               0      6,000       112,000     120,000    112,000   6,000         0       5%

4                 0          0       115,000     120,000    115,000   6,000     6,000       5%

5                 0          0       130,000     130,000    130,000   7,150(1)  7,150(1)  5.5%(1)

6                 0          0       110,000     130,000    130,000   7,150     7,150     5.5%

7                 0          0       100,000     130,000    130,000   7,150     7,150     5.5%

7.5               0     10,000        90,000     126,010(2) 119,079(2)6,931(2)      0     5.5%

8                 0          0        80,000     126,010    119,079   6,931     6,931     5.5%

9                 0          0        95,000     126,010    119,079   6,931     6,931     5.5%




(1) Because the Annual Step-Up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(2) The $10,000 withdrawal is greater than the $7,150 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description -- Determination of Adjustment of Benefit Values".


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 108  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #2: JOINT LIFE BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You and your spouse are joint owners and are both age 58.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate investment option at issue.



                                  HYPOTHETICAL                                          LIFETI-
CONTRACT                             ASSUMED                                               ME
DURATION   PURCHASE    PARTIAL      CONTRACT                                            PAYMENT
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        BB         PBG      ALP      RALP    PERCENT

At Issue   $100,000         NA      $100,000    $100,000   $100,000  $3,500    $3,500     3.5%

1                 0          0        98,000     100,000    100,000   4,500(1)  4,500(1)  4.5%

2                 0          0       105,000     105,000    105,000   4,725     4,725     4.5%

3                 0          0       104,000     113,000(2) 105,000   5,085     5,085     4.5%

4                 0          0       115,000     119,000    115,000   5,355     5,355     4.5%

4.5               0      5,355       109,645     119,000    109,645   5,355         0     4.5%

5                 0          0       130,000     130,000    130,000   5,850     5,850     4.5%

6                 0          0       110,000     130,000    130,000   5,850     5,850     4.5%

7                 0          0       100,000     130,000    130,000   5,850     5,850     4.5%

7.5               0     10,000        90,000     126,010(3) 119,079(3)6,931(3)      0     4.5%

8                 0          0        80,000     126,010    119,079   6,931     6,931     4.5%

9                 0          0        95,000     126,010    119,079   6,931     6,931     4.5%



(1) Because the younger covered spouse's attained age is in a higher age band and no withdrawal has been taken, the Lifetime Payment Percentage increased.
(2) You begin receiving credits on the anniversary after the younger covered spouse turns age 61.
(3) The $10,000 withdrawal is greater than the $5,850 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description -- Determination of Adjustment of Benefit Values".


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  109

EXAMPLE: SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.


                                                                                            LIFETIME
                                  HYPOTHETICAL                                             WITHDRAWAL
CONTRACT                             ASSUMED          BASIC WITHDRAWAL BENEFIT              BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT    ------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        GBA        RBA      GBP      RBP      ALP       RALP

At Issue   $100,000    $   N/A      $100,000    $100,000   $100,000  $7,000   $7,000    $  N/A    $  N/A

0.5               0      5,000        92,000     100,000     95,000   7,000    2,000       N/A       N/A

1                 0          0        90,000      90,000(1)  90,000(1)6,300    6,300       N/A       N/A

2                 0          0        81,000      90,000     90,000   6,300    6,300       N/A       N/A

5                 0          0        75,000      90,000     90,000   6,300    6,300     5,400(2)  5,400(2)

5.5               0      5,400        70,000      90,000     84,600   6,300      900     5,400         0

6                 0          0        69,000      90,000     84,600   6,300    6,300     5,400     5,400

6.5               0      6,300        62,000      90,000     78,300   6,300        0     3,720(3)      0

7                 0          0        64,000      90,000     78,300   6,300    6,300     3,840     3,840

7.5               0     10,000        51,000      51,000(4)  51,000(4)3,570        0     3,060(4)      0

8                 0          0        55,000      55,000     55,000   3,850    3,850     3,300     3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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 110  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  111

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       4,950(2)    4,950(2)

6.5                 0         4,950           70,000         90,000       85,050      6,300      1,350       4,950           0

7                   0             0           69,000         90,000       85,050      6,300      6,300       4,950       4,950

7.5                 0         6,300           62,000         90,000       78,750      6,300          0       3,410(3)        0

8                   0             0           64,000         90,000       78,750      6,300      6,300       3,520       3,520

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       2,805(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,025       3,025

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,025       3,025

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,025       3,025


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


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 112  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $5,500      $5,500

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    5,775       5,500(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,050       5,500(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,050       6,050(2)

3.5                 0         6,050          110,000        110,000      103,950      7,700      1,650       6,050           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,325       6,325

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,325(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       6,600       6,600

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       6,600(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       6,875       6,875

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,875       6,875

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,875       6,875


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


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APPENDIX F: SECURESOURCE SERIES OF RIDERS -- ADDITIONAL RMD DISCLOSURE

Appendix F: SecureSource Series of Riders -- Additional RMD Disclosure

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

For SecureSource Stages NY riders, each calendar year if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the ALP.

    - The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RALP and LABA values.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages NY riders.

For SecureSource riders,

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA, it is greater than the RBP from the beginning of the current contract year,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RALP and LABA values.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,


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    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based solely on the value of the contract to which the SecureSource series of riders is attached as of the date we make the determination;

(4) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. an individual retirement annuity (Section 408(b));

      2. a Roth individual retirement account (Section 408A);

      3. a Simplified Employee Pension plan (Section 408(k));

      4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing the SecureSource series of riders.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  115

APPENDIX G: PURCHASE PAYMENT CREDITS FOR ELIGIBLE CONTRACTS

Contracts with a seven-year surrender charge schedule with applications signed before June 19, 2006 will receive a purchase payment credit for any purchase payment made to the contract.

We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full surrender in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher surrender charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


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APPENDIX H: ASSET ALLOCATION PROGRAMS FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE JUNE 19, 2006

ASSET ALLOCATION PROGRAM
For contracts with applications signed before June 19, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Under the asset allocation program, we have offered five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.



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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  117

APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER -- DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if:

- your contract application has been signed on or after June 19, 2006; and

- you and the annuitant are 80 or younger on the date the contract is issued.

The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payments to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payments begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payments begin.

The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA [under the basic withdrawal benefit] is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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 118  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the lifetime withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN model portfolio or investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Unless there has been a spousal continuation or ownership change, any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the PN program investment options offered under the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account (if included) that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may

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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 119 allocate purchase payments and any purchase payment credits to the DCA fixed account, when available, and we will make monthly transfers into the PN program investment option you have chosen. We reserve the right to limit the number of PN program investment options from which you can select based on the dollar amount of purchase payments you make.

- LIMITATIONS ON PURCHASE PAYMENTS: We may also restrict cumulative additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments."

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals are considered taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.


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 120  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The ALERMDA is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify this administrative practice at any time and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER ARE DESCRIBED BELOW:

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that

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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 121 purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and the each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.


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 122  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCEDURES AND RBA EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  123

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCEDURES ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.


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 124  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone, and

- The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the after close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is

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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 125 cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will not be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less any withdrawals made in the contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or their investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the after close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.


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 126  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payment multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the

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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 127 waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

3. When a beneficiary elects an alternative payment plan which is an inherited IRA.

EXAMPLES OF GUARANTOR WITHDRAWAL BENEFIT FOR LIFE

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. Your age is 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


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 128  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  129

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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 130  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT RIDER DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT RIDER
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. These riders are no longer available for purchase.

The Guarantor Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if:

RIDER A
- your contract application has been signed on or after June 20, 2005 and prior to June 19, 2006; and

- you and the annuitant were 79 or younger on the date the contract was issued.

RIDER B
- your contract application has been signed prior to June 20, 2005;

- you and the annuitant were 79 or younger on the date the contract was issued.

The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We offered you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Surrender Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your PN program investment option, the rider charge may change (see "Charges").

You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:

- USE OF ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the PN program after June 19, 2006 (see "Making the Most of Your Contract -- Portfolio Navigator Program"). The PN program and the asset allocation

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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 131 program limit your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments and any purchase payment credits to the DCA fixed account, when available, and we will make monthly transfers into the PN program investment option you have chosen.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Surrender Provisions"). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;

- LIMITATIONS ON PURCHASE PAYMENTS: We limit the cumulative amount of additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments."

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Surrender Charge"). The TFA may be greater than GBP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal procedures for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal procedures described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and enhanced rider is to allow amounts you withdraw to satisfy these rules without applying prompt excess withdrawal processing under the terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.

  The ALERMDA is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and

  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).


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  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCEDURE
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  133

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCEDURE
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.


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 134  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  135

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.


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IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor Withdrawal Benefit rider and the contract will terminate.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  137

EXAMPLE OF THE GUARANTOR WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)
ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:       $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                    $  7,000
- The Remaining Benefit Amount (RBA) equals your purchase payment:        $100,000
  On the first contract anniversary the contract value grows to
  $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $110,000
  The GBA equals 100% of your contract value:                             $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                    $  7,700
- During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                  $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:     $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                    $  7,700
- On the fourth contract anniversary you make an additional purchase payment of $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                 $152,300
- The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                 $160,000
- The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                    $ 11,200
- On the fifth contract anniversary your contract value grows to
  $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $200,000
  The GBA equals 100% of your contract value:                             $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                    $ 14,000
- During the seventh contract year your contract value grows to
  $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
     withdrawal;
           $230,000 - $20,000 =                                           $210,000
     OR
     (2) your prior RBA less the amount of the partial withdrawal.
           $200,000 - $20,000 =                                           $180,000
  Reset RBA = lesser of (1) or (2) =                                      $180,000
- The GBA gets reset to the lesser of:
     (1) your prior GBA                                                   $200,000
     OR
     (2) your contract value immediately following the partial
           withdrawal;
           $230,000 - $20,000 =                                           $210,000


--------------------------------------------------------------------------------
 138  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  Reset GBA = lesser of (1) or (2) =                                      $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $200,000 =                                                    $ 14,000
- During the eighth contract year your contract value falls to
  $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
           withdrawal;
           $175,000 - $25,000 =                                           $150,000
     OR
     (2) your prior RBA less the amount of the partial withdrawal.
           $180,000 - $25,000 =                                           $155,000
  Reset RBA = lesser of (1) or (2) =                                      $150,000
- The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                  $200,000
     OR
     (2) your contract value immediately following the partial
           withdrawal;
           $175,000 - $25,000 =                                           $150,000
  Reset GBA = lesser of (1) or (2) =                                      $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $150,000 =                                                    $ 10,500




--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  139

APPENDIX K: INCOME ASSURER BENEFIT RIDERS

INCOME ASSURER BENEFIT RIDERS
The following three optional Income Assurer Benefit riders were available under your contract if you signed your contract application prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit - MAV;

- Income Assurer Benefit - 5% Accumulation Benefit Base; or

- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the Columbia Variable
Portfolio - Cash Management Fund and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and any purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change your PN program investment option to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges -- Income Assurer Benefit").

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT:

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;


--------------------------------------------------------------------------------
 140  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- the annuitant on the retirement date must be between 50 to 86 years old; and

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund; Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after June 19, 2006.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + i)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  141

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT - MAV
The guaranteed income benefit base for the Income Assurer Benefit - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or

2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments and any purchase payment credits made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


--------------------------------------------------------------------------------
 142  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

  (b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial surrenders;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  143

EXAMPLES OF THE INCOME ASSURER BENEFIT RIDERS
The purpose of these following examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a PN program investment option. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program investment options include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract, the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit - 5% Accumulation Benefit Base rider and the Income Assurer
Benefit - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program investment options.

ASSUMPTIONS:
- You signed your contract application during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial surrenders or changes in PN program investment option; and

- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM          GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY      INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)      BASE - MAV(2)
--------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000           $108,000
      2         125,000            none            125,000            125,000
      3         132,000            none            132,000            132,000
      4         150,000            none            150,000            150,000
      5          85,000            none            150,000            150,000
      6         121,000            none            150,000            150,000
      7         139,000            none            150,000            150,000
      8         153,000            none            153,000            153,000
      9         140,000            none            153,000            153,000
     10         174,000            none            174,000            174,000
     11         141,000            none            174,000            174,000
     12         148,000            none            174,000            174,000
     13         208,000            none            208,000            208,000
     14         198,000            none            208,000            208,000
     15         203,000            none            208,000            208,000
--------------------------------------------------------------------------------


(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


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 144  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you assigned your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                       STANDARD PROVISIONS                                     IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------------
  CONTRACT                             NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY        ASSUMED            PLAN D - LAST             PLAN D - LAST           IAB - MAV          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE     SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------
     10           $174,000               $629.88                   $622.92              $174,000              $629.88
     11            141,000                521.70                    516.06               174,000               643.80
     12            148,000                559.44                    553.52               174,000               657.72
     13            208,000                807.04                    796.64               208,000               807.04
     14            198,000                786.06                    778.14               208,000               825.76
     15            203,000                826.21                    818.09               208,000               846.56
----------------------------------------------------------------------------------------------------------------------------
                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  145

EXAMPLE -- INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                      GUARANTEED
                                                                        INCOME
                ASSUMED                                            BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION     5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)     BENEFIT BASE(2)
----------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000            $108,000
      2         125,000            none             110,250             125,000
      3         132,000            none             115,763             132,000
      4         150,000            none             121,551             150,000
      5          85,000            none             127,628             127,628
      6         121,000            none             134,010             134,010
      7         139,000            none             140,710             140,710
      8         153,000            none             147,746             153,000
      9         140,000            none             155,133             155,133
     10         174,000            none             162,889             174,000
     11         141,000            none             171,034             171,034
     12         148,000            none             179,586             179,586
     13         208,000            none             188,565             208,000
     14         198,000            none             197,993             198,000
     15         203,000            none             207,893             207,893
----------------------------------------------------------------------------------


(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH      IAB - 5% RF      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             171,034               778.20
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             198,000               974.16
     15            203,000              1,025.15                1,027.18             207,893             1,049.86
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
 146  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                       STANDARD PROVISIONS                                    IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------------

  CONTRACT                             NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY        ASSUMED            PLAN D - LAST             PLAN D - LAST          IAB - 5% RF         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE     SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------
     10           $174,000               $629.88                   $622.92              $174,000              $629.88
     11            141,000                521.70                    516.06               171,034               632.83
     12            148,000                559.44                    553.52               179,586               678.83
     13            208,000                807.04                    796.64               208,000               807.04
     14            198,000                786.06                    778.14               198,000               786.06
     15            203,000                826.21                    818.09               207,893               846.12
----------------------------------------------------------------------------------------------------------------------------
                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT
BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                    BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000
---------------------------------------------------------------------------------------------------


(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  147

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH        IAB MAX        PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAX PROVISIONS
               ---------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST           IAB MAX          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56
------------------------------------------------------------------------------------------------------------------------
                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 148  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX L: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.





VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.78   $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41   $1.00
Accumulation unit value at end of period   $1.35   $1.78   $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41
Number of accumulation units outstanding
  at end of period (000 omitted)               7       7       7       7       7       8       8       8       2
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.46   $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period   $1.54   $1.46   $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37
Number of accumulation units outstanding
  at end of period (000 omitted)               1       1       1       1       1       1       1       1       1
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.19   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.95   $1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.18   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.16   $1.18      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.22   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.22   $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.16   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.16   $1.16      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.07   $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period   $1.06   $1.07   $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)               5       5       5      96     111       1       1       1      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.28   $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period   $1.35   $1.28   $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)               7       7       7       8       8      65      65      65       1
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
  period                                   $2.18   $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period   $2.05   $2.18   $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52
Number of accumulation units outstanding
  at end of period (000 omitted)               2       2      11      11      12      82      82      82       9
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of
  period                                   $0.90   $0.78   $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period   $0.94   $0.90   $0.78   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.22   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.95   $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.02   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.11   $1.02      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  149

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $0.97   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.02   $0.97      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.08   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.13   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.13   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.19   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.04   $1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.40   $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period   $1.34   $1.40   $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.24   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.20   $1.24      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.22   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.01   $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.26   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.14   $1.26      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.57   $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period   $1.58   $1.57   $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33
Number of accumulation units outstanding
  at end of period (000 omitted)               5       5       5       5       5      53      55      56       1
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.10   $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period   $1.10   $1.10   $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)               4       4       3     102       9       9      10      14      11
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.26   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.17   $1.26      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.27   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.10   $1.27      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.19   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.00   $1.19      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.14   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.92   $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.04   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.06   $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 150  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.98   $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period   $1.91   $1.98   $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33
Number of accumulation units outstanding
  at end of period (000 omitted)              65      68      71      78     115     173     185     198      18
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.01   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.07   $1.01      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
  period                                   $2.86   $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48   $1.00
Accumulation unit value at end of period   $2.52   $2.86   $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48
Number of accumulation units outstanding
  at end of period (000 omitted)              20      21      21      21      49      52      71      75       5
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
  period                                   $2.17   $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57   $1.00
Accumulation unit value at end of period   $1.78   $2.17   $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57
Number of accumulation units outstanding
  at end of period (000 omitted)               6       6       6       7      36      70      71      71       2
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.09   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.11   $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.08   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.06   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.15   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.06   $1.15      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.25   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.16   $1.25      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.18   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.21   $1.18      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.21   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.11   $1.21      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth
Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.89   $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period   $1.74   $1.89   $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.11   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.14   $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.17   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.07   $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.18   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.14   $1.18      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  151

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.17   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.10   $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.29   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.30   $1.29      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.45   $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18   $1.00
Accumulation unit value at end of period   $1.46   $1.45   $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)              22      23      24      25      26      26      27      28       2
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
  period                                   $2.95   $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33   $1.00
Accumulation unit value at end of period   $3.11   $2.95   $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      24      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.21   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.08   $1.21      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.26   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.16   $1.26      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.49   $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36   $1.00
Accumulation unit value at end of period   $1.45   $1.49   $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36
Number of accumulation units outstanding
  at end of period (000 omitted)              32      33      33      33      31      69      69      68       4
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
  period                                   $2.34   $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55   $1.00
Accumulation unit value at end of period   $2.12   $2.34   $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55
Number of accumulation units outstanding
  at end of period (000 omitted)               1       1       1       1       1       1       1       1      --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
  period                                   $1.60   $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period   $1.59   $1.60   $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13
Number of accumulation units outstanding
  at end of period (000 omitted)              95      98     100     103     168     182     214     234      48
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
  period                                   $2.21   $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53   $1.00
Accumulation unit value at end of period   $2.13   $2.21   $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53
Number of accumulation units outstanding
  at end of period (000 omitted)               2       2      11      11      11      12      13      13       9
----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.06   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.07   $1.06      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.17   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.12   $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              85      86      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.17   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.12   $1.17      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.05   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.07   $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              38      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.05   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.07   $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 152  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.16   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.11   $1.16      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.23   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.14   $1.23      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.11   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.10   $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             395     423      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.11   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.10   $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.14   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.11   $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             265     277      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.14   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.11   $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.08   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.09   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             470     475      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.08   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.09   $1.08      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
  period                                   $2.36   $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period   $2.23   $2.36   $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50
Number of accumulation units outstanding
  at end of period (000 omitted)               2       2       2       2       3       3       3       3      --
----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.22   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.03   $1.22      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
WANGER USA (7/19/2010)
Accumulation unit value at beginning of
  period                                   $1.29   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.23   $1.29      --      --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.89   $0.77   $0.51   $0.99   $1.00
Accumulation unit value at end of period                                   $0.67   $0.89   $0.77   $0.51   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.74   $0.67   $0.56   $0.97   $1.00
Accumulation unit value at end of period                                   $0.77   $0.74   $0.67   $0.56   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.58   $0.57   $0.43   $0.94   $1.00
Accumulation unit value at end of period                                   $0.46   $0.58   $0.57   $0.43   $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  153

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.01   $0.86   $0.68   $0.91   $1.00
Accumulation unit value at end of period                                   $0.98   $1.01   $0.86   $0.68   $0.91
Number of accumulation units outstanding
  at end of period (000 omitted)                                               2       2       2       1      --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.89   $0.79   $0.59   $1.04   $1.00
Accumulation unit value at end of period                                   $0.89   $0.89   $0.79   $0.59   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.85   $0.76   $0.65   $0.90   $1.00
Accumulation unit value at end of period                                   $0.84   $0.85   $0.76   $0.65   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.98   $0.99   $1.01   $1.00   $1.00
Accumulation unit value at end of period                                   $0.96   $0.98   $0.99   $1.01   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)                                             154     157     160      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.11   $1.05   $0.93   $1.01   $1.00
Accumulation unit value at end of period                                   $1.17   $1.11   $1.05   $0.93   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.80   $0.70   $0.56   $0.96   $1.00
Accumulation unit value at end of period                                   $0.75   $0.80   $0.70   $0.56   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.76   $0.66   $0.54   $0.95   $1.00
Accumulation unit value at end of period                                   $0.78   $0.76   $0.66   $0.54   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.96   $0.82   $0.48   $1.05   $1.00
Accumulation unit value at end of period                                   $0.74   $0.96   $0.82   $0.48   $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.09   $1.07   $1.02   $1.03   $1.00
Accumulation unit value at end of period                                   $1.18   $1.09   $1.07   $1.02   $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.14   $1.03   $0.73   $0.99   $1.00
Accumulation unit value at end of period                                   $1.19   $1.14   $1.03   $0.73   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.22   $1.09   $0.72   $0.98   $1.00
Accumulation unit value at end of period                                   $1.26   $1.22   $1.09   $0.72   $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.22   $1.10   $0.79   $0.99   $1.00
Accumulation unit value at end of period                                   $1.27   $1.22   $1.10   $0.79   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.82   $0.73   $0.58   $1.00   $1.00
Accumulation unit value at end of period                                   $0.70   $0.82   $0.73   $0.58   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.80   $0.69   $0.51   $0.94   $1.00
Accumulation unit value at end of period                                   $0.76   $0.80   $0.69   $0.51   $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.89   $0.74   $0.60   $1.01   $1.00
Accumulation unit value at end of period                                   $0.85   $0.89   $0.74   $0.60   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --       1      --
----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 154  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.77   $0.69   $0.51   $1.01   $1.00
Accumulation unit value at end of period                                   $0.63   $0.77   $0.69   $0.51   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)                                               3       3       3      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.86   $0.72   $0.52   $0.96   $1.00
Accumulation unit value at end of period                                   $0.78   $0.86   $0.72   $0.52   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.83   $0.73   $0.59   $0.96   $1.00
Accumulation unit value at end of period                                   $0.83   $0.83   $0.73   $0.59   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)                                               2       2       2      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.01   $1.00   $0.96   $1.01   $1.00
Accumulation unit value at end of period                                   $1.01   $1.01   $1.00   $0.96   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.03   $0.83   $0.67   $0.95   $1.00
Accumulation unit value at end of period                                   $0.95   $1.03   $0.83   $0.67   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.92   $0.80   $0.68   $1.05   $1.00
Accumulation unit value at end of period                                   $0.79   $0.92   $0.80   $0.68   $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.76   $0.71   $0.58   $1.02   $1.00
Accumulation unit value at end of period                                   $0.64   $0.76   $0.71   $0.58   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.79   $0.77   $0.60   $0.97   $1.00
Accumulation unit value at end of period                                   $0.63   $0.79   $0.77   $0.60   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.08   $1.01   $0.71   $0.99   $1.00
Accumulation unit value at end of period                                   $1.09   $1.08   $1.01   $0.71   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.86   $0.75   $0.56   $1.00   $1.00
Accumulation unit value at end of period                                   $0.82   $0.86   $0.75   $0.56   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)                                               2       2       2       1      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.15   $1.09   $0.96   $1.01   $1.00
Accumulation unit value at end of period                                   $1.21   $1.15   $1.09   $0.96   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.00   $0.79   $0.58   $0.97   $1.00
Accumulation unit value at end of period                                   $0.88   $1.00   $0.79   $0.58   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.76   $0.68   $0.55   $1.00   $1.00
Accumulation unit value at end of period                                   $0.61   $0.76   $0.68   $0.55   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)                                               3       3       3      --      --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.99   $0.90   $0.67   $0.98   $1.00
Accumulation unit value at end of period                                   $1.00   $0.99   $0.90   $0.67   $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --       1      --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.38   $1.23   $1.05   $1.01   $1.00
Accumulation unit value at end of period                                   $1.34   $1.38   $1.23   $1.05   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  155

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.75   $0.71   $0.55   $0.97   $1.00
Accumulation unit value at end of period                                   $0.68   $0.75   $0.71   $0.55   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.96   $0.78   $0.60   $0.96   $1.00
Accumulation unit value at end of period                                   $0.88   $0.96   $0.78   $0.60   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --       1      --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.77   $0.69   $0.58   $0.94   $1.00
Accumulation unit value at end of period                                   $0.79   $0.77   $0.69   $0.58   $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.74   $0.65   $0.55   $0.97   $1.00
Accumulation unit value at end of period                                   $0.66   $0.74   $0.65   $0.55   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth
Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.81   $0.69   $0.50   $0.96   $1.00
Accumulation unit value at end of period                                   $0.73   $0.81   $0.69   $0.50   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.92   $0.89   $0.71   $1.02   $1.00
Accumulation unit value at end of period                                   $0.94   $0.92   $0.89   $0.71   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.83   $0.75   $0.57   $0.97   $1.00
Accumulation unit value at end of period                                   $0.76   $0.83   $0.75   $0.57   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.85   $0.74   $0.59   $0.94   $1.00
Accumulation unit value at end of period                                   $0.81   $0.85   $0.74   $0.59   $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)                                               3       3       3       1      --
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.88   $0.78   $0.59   $0.99   $1.00
Accumulation unit value at end of period                                   $0.81   $0.88   $0.78   $0.59   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.99   $0.81   $0.57   $0.99   $1.00
Accumulation unit value at end of period                                   $0.99   $0.99   $0.81   $0.57   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.93   $0.86   $0.75   $0.98   $1.00
Accumulation unit value at end of period                                   $0.93   $0.93   $0.86   $0.75   $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --       1      --
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.93   $0.83   $0.64   $1.04   $1.00
Accumulation unit value at end of period                                   $0.97   $0.93   $0.83   $0.64   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.80   $0.67   $0.48   $0.88   $1.00
Accumulation unit value at end of period                                   $0.71   $0.80   $0.67   $0.48   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.04   $0.80   $0.52   $0.99   $1.00
Accumulation unit value at end of period                                   $0.95   $1.04   $0.80   $0.52   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 156  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.78   $0.73   $0.52   $0.97   $1.00
Accumulation unit value at end of period                                   $0.76   $0.78   $0.73   $0.52   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                                               3       3       3      --      --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.87   $0.76   $0.56   $0.95   $1.00
Accumulation unit value at end of period                                   $0.78   $0.87   $0.76   $0.56   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --       1      --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.13   $1.00   $0.86   $1.02   $1.00
Accumulation unit value at end of period                                   $1.11   $1.13   $1.00   $0.86   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.93   $0.77   $0.57   $0.94   $1.00
Accumulation unit value at end of period                                   $0.89   $0.93   $0.77   $0.57   $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)                                               2       2       2      --      --
----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.10   $0.99   $0.83   $1.01   $1.00
Accumulation unit value at end of period                                   $1.10   $1.10   $0.99   $0.83   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)                                               2       2       2      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.11   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.06   $1.11      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.11   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.06   $1.11      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.05   $1.04      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.05   $1.04      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.83   $0.76   $0.59   $0.98   $1.00
Accumulation unit value at end of period                                   $0.79   $0.83   $0.76   $0.59   $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.95   $0.79   $0.59   $0.95   $1.00
Accumulation unit value at end of period                                   $0.87   $0.95   $0.79   $0.59   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.07   $1.09      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             365     282      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.07   $1.09      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.07   $1.10      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             103     105      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.11   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.07   $1.11      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  157

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2011    2010    2009    2008    2007
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.06   $1.06      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             657     105      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
  period                                                                   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                                   $1.07   $1.06      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $1.02   $0.84   $0.62   $0.93   $1.00
Accumulation unit value at end of period                                   $0.96   $1.02   $0.84   $0.62   $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)                                               2       2       2      --      --
----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.94   $0.76   $0.52   $0.97   $1.00
Accumulation unit value at end of period                                   $0.79   $0.94   $0.76   $0.52   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --      --      --
----------------------------------------------------------------------------------------------------------------
WANGER USA (10/1/2007)
Accumulation unit value at beginning of
  period                                                                   $0.97   $0.80   $0.57   $0.97   $1.00
Accumulation unit value at end of period                                   $0.92   $0.97   $0.80   $0.57   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                                              --      --      --       1      --
----------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 158  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firms..................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  159

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

1-800-504-0469


           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                              New York, Albany, NY.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.



45313 T (4/12)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                         RIVERSOURCE(R) ENDEAVOR SELECT

                                VARIABLE ANNUITY



                        RIVERSOURCE(R) FLEXCHOICE SELECT

                                VARIABLE ANNUITY



                        RIVERSOURCE(R) INNOVATIONS SELECT

                                VARIABLE ANNUITY



                             RIVERSOURCE OF NEW YORK

                           VARIABLE ANNUITY ACCOUNT 2

                   (previously ACL Variable Annuity Account 2)



                                 APRIL 30, 2012


RiverSource of New York Variable Annuity Account 2 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account 2. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12203

1-800-541-2251



S-6314 M (4/12)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.   3
Rating Agencies.................................................................   p.   4
Revenues Received During Calendar Year 2011.....................................   p.   4
Principal Underwriter...........................................................   p.   5
Independent Registered Public Accounting Firms..................................   p.   5
Condensed Financial Information (Unaudited).....................................   p.   6
Financial Statements





 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    3

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2011



The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates in 2011. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



------------------------------------------------------------------------------------------
Affiliated Funds*                                                             $375,323,649
Fidelity(R) Variable Insurance Products                                       $ 11,211,449
Oppenheimer Variable Account Funds                                            $  7,731,600
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds  $  6,416,521
AllianceBernstein Variable Products Series Fund, Inc.                         $  3,863,548
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $  3,689,040
American Century(R) Variable Portfolios, Inc.                                 $  3,226,293
Wells Fargo Advantage Variable Trust Funds                                    $  2,668,938
MFS(R) Variable Insurance TrustSM                                             $  2,652,876
Goldman Sachs Variable Insurance Trust                                        $  2,628,979
Janus Aspen Series                                                            $  2,104,576
Eaton Vance Variable Trust                                                    $  1,540,399
PIMCO Variable Insurance Trust                                                $  1,511,877
Morgan Stanley UIF                                                            $  1,222,625
Credit Suisse Trust                                                           $    967,210
Putnam Variable Trust                                                         $    886,796
Royce Capital Fund                                                            $    333,149
Third Avenue Variable Series Trust                                            $    284,955
Neuberger Berman Advisers Management Trust                                    $    141,445
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    110,050
Calvert Variable Series, Inc.                                                 $    104,488
Legg Mason Partners Variable Portfolios                                       $     41,396
Lincoln Variable Insurance Products Trust                                     $      2,074
Lazard Retirement Series, Inc.                                                $      1,336
J.P. Morgan Series Trust II                                                   $      1,145
------------------------------------------------------------------------------------------




* Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.




 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is an affiliate of ours. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.



The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2011 was $26,901,811, in 2010 was $22,718,221, and in 2009 was $17,842,976. RiverSource
Distributors retains no underwriting commissions from the sale of the contracts.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS





The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2011 and for the period then ended and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account 2 as of December 31, 2011 and for the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.



The statements of changes in net assets of each of the divisions of RiverSource of New York Variable Annuity Account 2 for the periods ended December 31, 2010, as disclosed in the financial statements included in this Statement of Additional Information have been included in reliance on the reports of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.




VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                         $1.11  $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.11  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        3      3      3      3     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.78  $1.51  $1.00  $1.92  $1.62  $1.51  $1.47  $1.41  $1.00
Accumulation unit value at end of period       $1.35  $1.78  $1.51  $1.00  $1.92  $1.62  $1.51  $1.47  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                        7      7      7      7      7      8      8      8      2
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.46  $1.31  $1.10  $1.87  $1.81  $1.56  $1.51  $1.37  $1.00
Accumulation unit value at end of period       $1.54  $1.46  $1.31  $1.10  $1.87  $1.81  $1.56  $1.51  $1.37
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1      1      1      1      1      1      1      1
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.19  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $0.95  $1.19     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.52  $1.40  $1.03  $1.73  $1.54  $1.56  $1.37  $1.28  $1.00
Accumulation unit value at end of period       $1.46  $1.52  $1.40  $1.03  $1.73  $1.54  $1.56  $1.37  $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2      2      2      2      2      2      2      2
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.18  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.16  $1.18     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.22  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.22  $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.16  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.16  $1.16     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.07  $1.08  $1.09  $1.08  $1.04  $1.01  $0.99  $0.99  $1.00
Accumulation unit value at end of period       $1.06  $1.07  $1.08  $1.09  $1.08  $1.04  $1.01  $0.99  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        5      5      5     96    111      1      1      1     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.28  $1.19  $1.05  $1.14  $1.09  $1.05  $1.04  $1.01  $1.00
Accumulation unit value at end of period       $1.35  $1.28  $1.19  $1.05  $1.14  $1.09  $1.05  $1.04  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                        7      7      7      8      8     65     65     65      1
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.18  $1.89  $1.50  $2.54  $2.37  $2.00  $1.78  $1.52  $1.00
Accumulation unit value at end of period       $2.05  $2.18  $1.89  $1.50  $2.54  $2.37  $2.00  $1.78  $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2     11     11     12     82     82     82      9
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of
period                                         $0.90  $0.78  $0.63  $1.10  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $0.94  $0.90  $0.78  $0.63  $1.10  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.22  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $0.95  $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.02  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.11  $1.02     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                         $0.97  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.02  $0.97     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.08  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.13  $1.08     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.13  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.19  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.04  $1.19     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.40  $1.21  $0.89  $1.62  $1.59  $1.44  $1.34  $1.25  $1.00
Accumulation unit value at end of period       $1.34  $1.40  $1.21  $0.89  $1.62  $1.59  $1.44  $1.34  $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.24  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.20  $1.24     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.22  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.01  $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.26  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.14  $1.26     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.57  $1.39  $1.11  $1.78  $1.72  $1.50  $1.45  $1.33  $1.00
Accumulation unit value at end of period       $1.58  $1.57  $1.39  $1.11  $1.78  $1.72  $1.50  $1.45  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                        5      5      5      5      5     53     55     56      1
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.10  $1.08  $1.03  $1.07  $1.03  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period       $1.10  $1.10  $1.08  $1.03  $1.07  $1.03  $1.00  $0.99  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        4      4      3    102      9      9     10     14     11
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.26  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.17  $1.26     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.27  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.10  $1.27     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.19  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.00  $1.19     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.14  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $0.92  $1.14     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.98  $1.71  $1.28  $2.25  $1.94  $1.75  $1.52  $1.33  $1.00
Accumulation unit value at end of period       $1.91  $1.98  $1.71  $1.28  $2.25  $1.94  $1.75  $1.52  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       65     68     71     78    115    173    185    198     18
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.59  $1.29  $1.02  $1.96  $1.56  $1.48  $1.42  $1.39  $1.00
Accumulation unit value at end of period       $1.57  $1.59  $1.29  $1.02  $1.96  $1.56  $1.48  $1.42  $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2      2      2      2      2      2      2      2
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.01  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.01     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.86  $2.24  $1.62  $2.71  $2.38  $2.14  $1.83  $1.48  $1.00
Accumulation unit value at end of period       $2.52  $2.86  $2.24  $1.62  $2.71  $2.38  $2.14  $1.83  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                       20     21     21     21     49     52     71     75      5
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.17  $1.95  $1.56  $2.81  $2.42  $2.08  $1.77  $1.57  $1.00
Accumulation unit value at end of period       $1.78  $2.17  $1.95  $1.56  $2.81  $2.42  $2.08  $1.77  $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                        6      6      6      7     36     70     71     71      2
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.49  $1.25  $1.06  $1.85  $2.37  $1.98  $1.76  $1.35  $1.00
Accumulation unit value at end of period       $1.39  $1.49  $1.25  $1.06  $1.85  $2.37  $1.98  $1.76  $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                        5      5      9      9      9     10     10     11      8
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.09  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.11  $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.36  $1.86  $1.45  $2.19  $2.27  $1.96  $1.82  $1.48  $1.00
Accumulation unit value at end of period       $2.25  $2.36  $1.86  $1.45  $2.19  $2.27  $1.96  $1.82  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2      2      2      2      2      2      2      2
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.04  $1.61  $1.14  $2.00  $1.81  $1.68  $1.62  $1.47  $1.00
Accumulation unit value at end of period       $1.92  $2.04  $1.61  $1.14  $2.00  $1.81  $1.68  $1.62  $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                       13     13     13     13     12     44     44     44      3
----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.60  $1.46  $1.17  $1.87  $1.83  $1.56  $1.42  $1.28  $1.00
Accumulation unit value at end of period       $1.57  $1.60  $1.46  $1.17  $1.87  $1.83  $1.56  $1.42  $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                       49     50     51     53     83    149    155    163     42
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.16  $2.02  $1.49  $2.52  $2.20  $1.83  $1.68  $1.43  $1.00
Accumulation unit value at end of period       $1.91  $2.16  $2.02  $1.49  $2.52  $2.20  $1.83  $1.68  $1.43
Number of accumulation units outstanding at
end of period (000 omitted)                        5      5      5      5      5      5      6      7      3
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.08  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.08     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.15  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.15     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.25  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.16  $1.25     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.18  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.21  $1.18     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.38  $1.30  $0.89  $1.87  $1.86  $1.67  $1.60  $1.46  $1.00
Accumulation unit value at end of period       $1.32  $1.38  $1.30  $0.89  $1.87  $1.86  $1.67  $1.60  $1.46
Number of accumulation units outstanding at
end of period (000 omitted)                        3      3      3      3      3      3      3      3      2
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.21  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.11  $1.21     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.89  $1.61  $1.15  $2.19  $2.00  $1.74  $1.61  $1.41  $1.00
Accumulation unit value at end of period       $1.74  $1.89  $1.61  $1.15  $2.19  $2.00  $1.74  $1.61  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                         $1.09  $1.01  $0.80  $1.16  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $1.08  $1.09  $1.01  $0.80  $1.16  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.14  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.17  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.17     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.18  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.14  $1.18     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.17  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.10  $1.17     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.29  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.30  $1.29     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.56  $1.41  $1.02  $1.64  $1.49  $1.40  $1.36  $1.26  $1.00
Accumulation unit value at end of period       $1.55  $1.56  $1.41  $1.02  $1.64  $1.49  $1.40  $1.36  $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                        5      5      5      5      5      6      8      9      2
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.26  $1.68  $1.04  $1.74  $1.72  $1.54  $1.48  $1.41  $1.00
Accumulation unit value at end of period       $2.01  $2.26  $1.68  $1.04  $1.74  $1.72  $1.54  $1.48  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1      1      1      1      1      1      1     --
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.45  $1.34  $1.15  $1.49  $1.45  $1.31  $1.29  $1.18  $1.00
Accumulation unit value at end of period       $1.46  $1.45  $1.34  $1.15  $1.49  $1.45  $1.31  $1.29  $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                       22     23     24     25     26     26     27     28      2
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.95  $2.63  $2.00  $3.24  $2.57  $1.98  $1.72  $1.33  $1.00
Accumulation unit value at end of period       $3.11  $2.95  $2.63  $2.00  $3.24  $2.57  $1.98  $1.72  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     24     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.21  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.21     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.26  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.16  $1.26     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    9

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.49  $1.38  $0.96  $1.79  $1.59  $1.49  $1.44  $1.36  $1.00
Accumulation unit value at end of period       $1.45  $1.49  $1.38  $0.96  $1.79  $1.59  $1.49  $1.44  $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                       32     33     33     33     31     69     69     68      4
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.34  $2.04  $1.48  $2.51  $2.39  $2.06  $1.82  $1.55  $1.00
Accumulation unit value at end of period       $2.12  $2.34  $2.04  $1.48  $2.51  $2.39  $2.06  $1.82  $1.55
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1      1      1      1      1      1      1     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.60  $1.41  $1.20  $1.42  $1.31  $1.23  $1.21  $1.13  $1.00
Accumulation unit value at end of period       $1.59  $1.60  $1.41  $1.20  $1.42  $1.31  $1.23  $1.21  $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                       95     98    100    103    168    182    214    234     48
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $0.41  $0.36  $0.29  $1.37  $1.39  $1.29  $1.27  $1.18  $1.00
Accumulation unit value at end of period       $0.40  $0.41  $0.36  $0.29  $1.37  $1.39  $1.29  $1.27  $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2     12     68     12     13     14     15     10
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.21  $1.81  $1.34  $2.18  $2.23  $1.97  $1.81  $1.53  $1.00
Accumulation unit value at end of period       $2.13  $2.21  $1.81  $1.34  $2.18  $2.23  $1.97  $1.81  $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2     11     11     11     12     13     13      9
----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.06  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.06     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.45  $1.28  $1.00  $1.64  $1.76  $1.54  $1.48  $1.34  $1.00
Accumulation unit value at end of period       $1.37  $1.45  $1.28  $1.00  $1.64  $1.76  $1.54  $1.48  $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2     11     11     11     11     11     11     11
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.80  $1.66  $1.34  $2.42  $2.25  $1.78  $1.60  $1.39  $1.00
Accumulation unit value at end of period       $1.48  $1.80  $1.66  $1.34  $2.42  $2.25  $1.78  $1.60  $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2      7      7      7     42     42     42      6
----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                         $1.13  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.50  $1.30  $0.99  $1.62  $1.63  $1.48  $1.42  $1.33  $1.00
Accumulation unit value at end of period       $1.46  $1.50  $1.30  $0.99  $1.62  $1.63  $1.48  $1.42  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.17  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.12  $1.17     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       85     86     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.17  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.12  $1.17     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.05  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.05     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       38     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.05  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.05     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.16  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.11  $1.16     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.23  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.14  $1.23     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.10  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      395    423     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.10  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.14  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.11  $1.14     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      265    277     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.14  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.11  $1.14     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.08  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.09  $1.08     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      470    475     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.08  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.09  $1.08     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.36  $1.91  $1.42  $2.09  $2.22  $1.86  $1.78  $1.50  $1.00
Accumulation unit value at end of period       $2.23  $2.36  $1.91  $1.42  $2.09  $2.22  $1.86  $1.78  $1.50
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2      2      2      3      3      3      3     --
----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.22  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.03  $1.22     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WANGER USA (7/19/2010)
Accumulation unit value at beginning of
period                                         $1.29  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.23  $1.29     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    11

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of period              $1.11  $1.01  $0.82  $1.00     --     --
Accumulation unit value at end of period                    $1.06  $1.11  $1.01  $0.82     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (5/1/2007)
Accumulation unit value at beginning of period              $1.07  $0.91  $0.60  $1.16  $1.00     --
Accumulation unit value at end of period                    $0.81  $1.07  $0.91  $0.60  $1.16     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/19/2006)
Accumulation unit value at beginning of period              $0.95  $0.85  $0.71  $1.21  $1.17  $1.00
Accumulation unit value at end of period                    $0.99  $0.95  $0.85  $0.71  $1.21  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/19/2006)
Accumulation unit value at beginning of period              $0.82  $0.80  $0.60  $1.30  $1.24  $1.00
Accumulation unit value at end of period                    $0.66  $0.82  $0.80  $0.60  $1.30  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                   5      4    346    426    212     75
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (6/19/2006)
Accumulation unit value at beginning of period              $1.22  $1.17  $1.08  $1.10  $1.02  $1.00
Accumulation unit value at end of period                    $1.35  $1.22  $1.17  $1.08  $1.10  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (6/19/2006)
Accumulation unit value at beginning of period              $1.14  $1.02  $0.77  $1.42  $1.21  $1.00
Accumulation unit value at end of period                    $0.99  $1.14  $1.02  $0.77  $1.42  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of period              $1.02  $0.86  $0.67  $0.90  $1.00     --
Accumulation unit value at end of period                    $1.00  $1.02  $0.86  $0.67  $0.90     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/19/2006)
Accumulation unit value at beginning of period              $1.09  $0.95  $0.71  $1.24  $1.03  $1.00
Accumulation unit value at end of period                    $1.09  $1.09  $0.95  $0.71  $1.24  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --    207
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/19/2006)
Accumulation unit value at beginning of period              $1.04  $0.93  $0.78  $1.08  $1.15  $1.00
Accumulation unit value at end of period                    $1.04  $1.04  $0.93  $0.78  $1.08  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.05  $1.06  $1.07  $1.06  $1.02  $1.00
Accumulation unit value at end of period                    $1.04  $1.05  $1.06  $1.07  $1.06  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 412    450    212     81     91      1
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.22  $1.14  $1.01  $1.09  $1.04  $1.00
Accumulation unit value at end of period                    $1.29  $1.22  $1.14  $1.01  $1.09  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                   5      5    958    827    654    195
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.03  $0.90  $0.71  $1.20  $1.13  $1.00
Accumulation unit value at end of period                    $0.97  $1.03  $0.90  $0.71  $1.20  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8      8    978    817    424    205
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $0.95  $0.82  $0.67  $1.16  $1.14  $1.00
Accumulation unit value at end of period                    $0.99  $0.95  $0.82  $0.67  $1.16  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.72  $1.45  $0.84  $1.84  $1.34  $1.00
Accumulation unit value at end of period                    $1.34  $1.72  $1.45  $0.84  $1.84  $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1      1    157    225    106     66
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.18  $1.15  $1.08  $1.09  $1.02  $1.00
Accumulation unit value at end of period                    $1.29  $1.18  $1.15  $1.08  $1.09  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  15     16    673    304    289    164
--------------------------------------------------------------------------------------------------------



 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of period              $1.27  $1.15  $0.81  $1.08  $1.08  $1.00
Accumulation unit value at end of period                    $1.34  $1.27  $1.15  $0.81  $1.08  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     16
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.37  $1.22  $0.80  $1.08  $1.07  $1.00
Accumulation unit value at end of period                    $1.43  $1.37  $1.22  $0.80  $1.08  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --      4
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.37  $1.22  $0.87  $1.08  $1.06  $1.00
Accumulation unit value at end of period                    $1.44  $1.37  $1.22  $0.87  $1.08  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                   4      4    496    293    216     81
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.10  $0.98  $0.78  $1.32  $1.18  $1.00
Accumulation unit value at end of period                    $0.96  $1.10  $0.98  $0.78  $1.32  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $0.99  $0.85  $0.63  $1.14  $1.12  $1.00
Accumulation unit value at end of period                    $0.94  $0.99  $0.85  $0.63  $1.14  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of period              $1.02  $0.85  $0.67  $1.13  $1.00     --
Accumulation unit value at end of period                    $0.98  $1.02  $0.85  $0.67  $1.13     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8      8    955    654    358     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of period              $0.89  $0.79  $0.58  $1.14  $1.00     --
Accumulation unit value at end of period                    $0.74  $0.89  $0.79  $0.58  $1.14     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.30  $1.04  $0.64  $1.18  $1.05  $1.00
Accumulation unit value at end of period                    $1.09  $1.30  $1.04  $0.64  $1.18  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period              $0.92  $0.76  $0.54  $1.00  $1.00     --
Accumulation unit value at end of period                    $0.83  $0.92  $0.76  $0.54  $1.00     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.04  $0.92  $0.73  $1.18  $1.14  $1.00
Accumulation unit value at end of period                    $1.05  $1.04  $0.92  $0.73  $1.18  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.01  $0.85  $0.68  $1.14  $1.15  $1.00
Accumulation unit value at end of period                    $0.99  $1.01  $0.85  $0.68  $1.14  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.10  $1.08  $1.03  $1.07  $1.03  $1.00
Accumulation unit value at end of period                    $1.10  $1.10  $1.08  $1.03  $1.07  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    129     45     55      5
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of period              $1.19  $0.95  $0.77  $1.08  $1.13  $1.00
Accumulation unit value at end of period                    $1.11  $1.19  $0.95  $0.77  $1.08  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   6      5    613    439    300     --
--------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of period              $0.99  $0.86  $0.72  $1.10  $1.00     --
Accumulation unit value at end of period                    $0.85  $0.99  $0.86  $0.72  $1.10     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.06  $0.84  $0.63  $1.07  $1.06  $1.00
Accumulation unit value at end of period                    $1.05  $1.06  $0.84  $0.63  $1.07  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.43  $1.11  $0.72  $1.23  $1.09  $1.00
Accumulation unit value at end of period                    $1.30  $1.43  $1.11  $0.72  $1.23  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     42
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.17  $1.02  $0.85  $1.22  $1.15  $1.00
Accumulation unit value at end of period                    $1.25  $1.17  $1.02  $0.85  $1.22  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.84  $0.77  $0.62  $1.10  $1.00     --
Accumulation unit value at end of period                    $0.71  $0.84  $0.77  $0.62  $1.10     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $0.98  $0.95  $0.74  $1.19  $1.16  $1.00
Accumulation unit value at end of period                    $0.79  $0.98  $0.95  $0.74  $1.19  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of period              $1.10  $1.02  $0.71  $0.99  $1.00     --
Accumulation unit value at end of period                    $1.11  $1.10  $1.02  $0.71  $0.99     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      2    347    230    155     --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.13  $0.97  $0.73  $1.28  $1.10  $1.00
Accumulation unit value at end of period                    $1.08  $1.13  $0.97  $0.73  $1.28  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  56     57    240    567    438    409
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.10  $0.89  $0.71  $1.35  $1.08  $1.00
Accumulation unit value at end of period                    $1.08  $1.10  $0.89  $0.71  $1.35  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.25  $1.17  $1.03  $1.08  $1.04  $1.00
Accumulation unit value at end of period                    $1.32  $1.25  $1.17  $1.03  $1.08  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  50     52    425    359    301     21
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.31  $1.03  $0.74  $1.25  $1.09  $1.00
Accumulation unit value at end of period                    $1.16  $1.31  $1.03  $0.74  $1.25  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      2    236    310    155     68
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.04  $0.93  $0.75  $1.35  $1.17  $1.00
Accumulation unit value at end of period                    $0.85  $1.04  $0.93  $0.75  $1.35  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     21
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.20  $1.07  $0.80  $1.15  $1.12  $1.00
Accumulation unit value at end of period                    $1.21  $1.20  $1.07  $0.80  $1.15  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.08  $0.91  $0.78  $1.08  $1.13  $1.00
Accumulation unit value at end of period                    $1.14  $1.08  $0.91  $0.78  $1.08  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.23  $0.98  $0.69  $1.21  $1.10  $1.00
Accumulation unit value at end of period                    $1.16  $1.23  $0.98  $0.69  $1.21  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.00  $0.91  $0.73  $1.17  $1.14  $1.00
Accumulation unit value at end of period                    $0.98  $1.00  $0.91  $0.73  $1.17  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --    131
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.64  $1.45  $1.23  $1.17  $1.07  $1.00
Accumulation unit value at end of period                    $1.61  $1.64  $1.45  $1.23  $1.17  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      2    345    290    255     94
--------------------------------------------------------------------------------------------------------



 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $0.94  $0.88  $0.68  $1.19  $1.18  $1.00
Accumulation unit value at end of period                    $0.86  $0.94  $0.88  $0.68  $1.19  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.18  $0.95  $0.72  $1.16  $1.14  $1.00
Accumulation unit value at end of period                    $1.09  $1.18  $0.95  $0.72  $1.16  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      2    214    245    190    130
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.79  $0.70  $0.59  $0.94  $1.00     --
Accumulation unit value at end of period                    $0.81  $0.79  $0.70  $0.59  $0.94     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $0.84  $0.79  $0.54  $1.14  $1.13  $1.00
Accumulation unit value at end of period                    $0.80  $0.84  $0.79  $0.54  $1.14  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.81  $0.71  $0.60  $1.05  $1.00     --
Accumulation unit value at end of period                    $0.74  $0.81  $0.71  $0.60  $1.05     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.04  $0.89  $0.63  $1.21  $1.10  $1.00
Accumulation unit value at end of period                    $0.95  $1.04  $0.89  $0.63  $1.21  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.95  $0.92  $0.73  $1.03  $1.00     --
Accumulation unit value at end of period                    $0.98  $0.95  $0.92  $0.73  $1.03     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.91  $0.82  $0.61  $1.05  $1.00     --
Accumulation unit value at end of period                    $0.84  $0.91  $0.82  $0.61  $1.05     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   7      7    749    329    164     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.21  $1.08  $0.84  $1.19  $1.10  $1.00
Accumulation unit value at end of period                    $1.12  $1.21  $1.08  $0.84  $1.19  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.01  $0.88  $0.69  $1.09  $1.13  $1.00
Accumulation unit value at end of period                    $0.98  $1.01  $0.88  $0.69  $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      3    294    383    238    201
--------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.96  $0.85  $0.63  $1.06  $1.00     --
Accumulation unit value at end of period                    $0.90  $0.96  $0.85  $0.63  $1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   8      8    820    680    449     --
--------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of period              $1.06  $0.86  $0.61  $1.03  $1.00     --
Accumulation unit value at end of period                    $1.07  $1.06  $0.86  $0.61  $1.03     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period              $1.15  $1.03  $0.75  $1.20  $1.10  $1.00
Accumulation unit value at end of period                    $1.14  $1.15  $1.03  $0.75  $1.20  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period              $1.50  $1.12  $0.69  $1.16  $1.14  $1.00
Accumulation unit value at end of period                    $1.33  $1.50  $1.12  $0.69  $1.16  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period              $1.10  $1.02  $0.87  $1.14  $1.11  $1.00
Accumulation unit value at end of period                    $1.11  $1.10  $1.02  $0.87  $1.14  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    15

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period              $1.41  $1.26  $0.96  $1.56  $1.23  $1.00
Accumulation unit value at end of period                    $1.49  $1.41  $1.26  $0.96  $1.56  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.79  $0.66  $0.47  $0.85  $1.00     --
Accumulation unit value at end of period                    $0.71  $0.79  $0.66  $0.47  $0.85     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   1      1    188    228     91     --
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $1.21  $0.92  $0.59  $1.13  $1.00     --
Accumulation unit value at end of period                    $1.11  $1.21  $0.92  $0.59  $1.13     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.01  $0.79  $0.62  $1.01  $1.23  $1.00
Accumulation unit value at end of period                    $1.05  $1.01  $0.79  $0.62  $1.01  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --      1
--------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.02  $0.95  $0.66  $1.23  $1.10  $1.00
Accumulation unit value at end of period                    $1.00  $1.02  $0.95  $0.66  $1.23  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.14  $1.00  $0.72  $1.23  $1.17  $1.00
Accumulation unit value at end of period                    $1.04  $1.14  $1.00  $0.72  $1.23  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.31  $1.15  $0.98  $1.16  $1.07  $1.00
Accumulation unit value at end of period                    $1.30  $1.31  $1.15  $0.98  $1.16  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  69     70    727    561    443    134
--------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.09  $0.89  $0.66  $1.08  $1.10  $1.00
Accumulation unit value at end of period                    $1.05  $1.09  $0.89  $0.66  $1.08  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of period              $1.16  $1.04  $0.86  $1.04  $1.00     --
Accumulation unit value at end of period                    $1.17  $1.16  $1.04  $0.86  $1.04     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   4      4    395    548    429     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.09  $1.07  $0.86  $1.05  $1.07  $1.00
Accumulation unit value at end of period                    $1.07  $1.09  $1.07  $0.86  $1.05  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period              $0.97  $0.89  $0.72  $1.30  $1.21  $1.00
Accumulation unit value at end of period                    $0.80  $0.97  $0.89  $0.72  $1.30  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of period              $1.13  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.06  $1.13     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period              $0.95  $0.76  $0.58  $0.97  $1.13  $1.00
Accumulation unit value at end of period                    $0.89  $0.95  $0.76  $0.58  $0.97  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     98
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.07  $1.12     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.12     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,278  2,135     --     --     --     --
--------------------------------------------------------------------------------------------------------



 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.07  $1.04     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.07  $1.04     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 528    480     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period              $0.87  $0.78  $0.60  $0.99  $1.00     --
Accumulation unit value at end of period                    $0.83  $0.87  $0.78  $0.60  $0.99     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  10     10  1,011    585    342     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.18  $0.98  $0.72  $1.15  $1.10  $1.00
Accumulation unit value at end of period                    $1.09  $1.18  $0.98  $0.72  $1.15  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.09     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.09  $1.09     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               5,879  5,198     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.11  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.11     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.11  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.09  $1.11     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,464  2,836     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.07     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.07     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 489  1,376     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.19  $0.97  $0.72  $1.06  $1.12  $1.00
Accumulation unit value at end of period                    $1.13  $1.19  $0.97  $0.72  $1.06  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/19/2006)
Accumulation unit value at beginning of period              $1.40  $1.13  $0.76  $1.42  $1.23  $1.00
Accumulation unit value at end of period                    $1.18  $1.40  $1.13  $0.76  $1.42  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      2    240    294    140     86
--------------------------------------------------------------------------------------------------------
WANGER USA (6/19/2006)
Accumulation unit value at beginning of period              $1.15  $0.95  $0.67  $1.13  $1.08  $1.00
Accumulation unit value at end of period                    $1.10  $1.15  $0.95  $0.67  $1.13  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      2    194    156    105     23
--------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    17

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                         $1.10  $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.10  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       98     99    102    100     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.76  $1.50  $0.99  $1.91  $1.61  $1.50  $1.47  $1.41  $1.00
Accumulation unit value at end of period       $1.34  $1.76  $1.50  $0.99  $1.91  $1.61  $1.50  $1.47  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       55     63     63     80     78     87     87     72     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.45  $1.30  $1.09  $1.87  $1.80  $1.55  $1.50  $1.37  $1.00
Accumulation unit value at end of period       $1.52  $1.45  $1.30  $1.09  $1.87  $1.80  $1.55  $1.50  $1.37
Number of accumulation units outstanding at
end of period (000 omitted)                       42     93    136    180    163    194    210    216    147
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.51  $1.39  $1.02  $1.72  $1.53  $1.56  $1.37  $1.28  $1.00
Accumulation unit value at end of period       $1.44  $1.51  $1.39  $1.02  $1.72  $1.53  $1.56  $1.37  $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                        5      5      5      5      5     25     24     25      6
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.07  $1.08  $1.09  $1.08  $1.04  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period       $1.05  $1.07  $1.08  $1.09  $1.08  $1.04  $1.00  $0.99  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                       --     20     22     --     47     49     52     54     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.28  $1.19  $1.05  $1.14  $1.09  $1.06  $1.05  $1.01  $1.00
Accumulation unit value at end of period       $1.35  $1.28  $1.19  $1.05  $1.14  $1.09  $1.06  $1.05  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                      198    217    234    204    207    216    224    223    160
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.17  $1.87  $1.49  $2.53  $2.36  $2.00  $1.78  $1.52  $1.00
Accumulation unit value at end of period       $2.04  $2.17  $1.87  $1.49  $2.53  $2.36  $2.00  $1.78  $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                       68     63     68     68     66     66     61     60      2
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of
period                                         $0.90  $0.77  $0.63  $1.10  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $0.94  $0.90  $0.77  $0.63  $1.10  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.39  $1.20  $0.89  $1.61  $1.58  $1.44  $1.34  $1.25  $1.00
Accumulation unit value at end of period       $1.33  $1.39  $1.20  $0.89  $1.61  $1.58  $1.44  $1.34  $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                       12     15     19     26     28     34     35     20     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.56  $1.38  $1.10  $1.78  $1.71  $1.50  $1.45  $1.33  $1.00
Accumulation unit value at end of period       $1.57  $1.56  $1.38  $1.10  $1.78  $1.71  $1.50  $1.45  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      131    231    250    330    326    410    467    506    159
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.09  $1.07  $1.03  $1.07  $1.03  $1.00  $0.99  $1.00  $1.00
Accumulation unit value at end of period       $1.10  $1.09  $1.07  $1.03  $1.07  $1.03  $1.00  $0.99  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                      134    234    285    335    388    354    378    382    136
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.97  $1.70  $1.27  $2.24  $1.93  $1.75  $1.52  $1.33  $1.00
Accumulation unit value at end of period       $1.89  $1.97  $1.70  $1.27  $2.24  $1.93  $1.75  $1.52  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      898  1,070  1,051  1,112  1,129  1,239  1,247  1,212    331
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.57  $1.28  $1.01  $1.95  $1.55  $1.47  $1.41  $1.39  $1.00
Accumulation unit value at end of period       $1.56  $1.57  $1.28  $1.01  $1.95  $1.55  $1.47  $1.41  $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                       77     91     95     92     87     87     85     58      9
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.84  $2.23  $1.61  $2.70  $2.37  $2.13  $1.82  $1.48  $1.00
Accumulation unit value at end of period       $2.50  $2.84  $2.23  $1.61  $2.70  $2.37  $2.13  $1.82  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                      221    295    307    337    344    393    385    393     58
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.16  $1.93  $1.55  $2.79  $2.41  $2.07  $1.76  $1.57  $1.00
Accumulation unit value at end of period       $1.76  $2.16  $1.93  $1.55  $2.79  $2.41  $2.07  $1.76  $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                       53     70     56     80     81     92     93     96     14
----------------------------------------------------------------------------------------------------------------



 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.48  $1.24  $1.05  $1.84  $2.36  $1.98  $1.76  $1.35  $1.00
Accumulation unit value at end of period       $1.38  $1.48  $1.24  $1.05  $1.84  $2.36  $1.98  $1.76  $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                       12     14      8     37     40     52     54     46     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.34  $1.85  $1.44  $2.18  $2.26  $1.95  $1.81  $1.48  $1.00
Accumulation unit value at end of period       $2.23  $2.34  $1.85  $1.44  $2.18  $2.26  $1.95  $1.81  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                       56     82     62     88     89     97     90     91     25
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.02  $1.60  $1.13  $1.99  $1.80  $1.68  $1.62  $1.47  $1.00
Accumulation unit value at end of period       $1.91  $2.02  $1.60  $1.13  $1.99  $1.80  $1.68  $1.62  $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                      117    119    100     90     74     73     68     65     28
----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.59  $1.45  $1.16  $1.86  $1.82  $1.56  $1.42  $1.28  $1.00
Accumulation unit value at end of period       $1.56  $1.59  $1.45  $1.16  $1.86  $1.82  $1.56  $1.42  $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                      336    410    470    521    555    618    644    640    260
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.15  $2.00  $1.48  $2.50  $2.19  $1.83  $1.68  $1.43  $1.00
Accumulation unit value at end of period       $1.90  $2.15  $2.00  $1.48  $2.50  $2.19  $1.83  $1.68  $1.43
Number of accumulation units outstanding at
end of period (000 omitted)                       95    112    105     93     87     68     74     56      9
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.37  $1.29  $0.89  $1.86  $1.86  $1.66  $1.59  $1.45  $1.00
Accumulation unit value at end of period       $1.31  $1.37  $1.29  $0.89  $1.86  $1.86  $1.66  $1.59  $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                      115    122    127     88     83     83     83     55     10
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.88  $1.60  $1.14  $2.18  $2.00  $1.74  $1.61  $1.41  $1.00
Accumulation unit value at end of period       $1.72  $1.88  $1.60  $1.14  $2.18  $2.00  $1.74  $1.61  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       47     46     34     35     33     33     34     21      6
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                         $1.09  $1.01  $0.80  $1.15  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $1.07  $1.09  $1.01  $0.80  $1.15  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        8      8      9      8      7      7     --     --     --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.55  $1.40  $1.01  $1.63  $1.48  $1.40  $1.35  $1.26  $1.00
Accumulation unit value at end of period       $1.54  $1.55  $1.40  $1.01  $1.63  $1.48  $1.40  $1.35  $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                       72     98    101    112    123    127    130    137     55
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.24  $1.67  $1.04  $1.73  $1.71  $1.53  $1.48  $1.41  $1.00
Accumulation unit value at end of period       $1.99  $2.24  $1.67  $1.04  $1.73  $1.71  $1.53  $1.48  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       56     66     61     64     64     63     66     67     20
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.44  $1.33  $1.14  $1.49  $1.45  $1.31  $1.29  $1.17  $1.00
Accumulation unit value at end of period       $1.45  $1.44  $1.33  $1.14  $1.49  $1.45  $1.31  $1.29  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                      368    533    607    731    782    834    860    841    397
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.93  $2.61  $1.98  $3.23  $2.56  $1.97  $1.71  $1.33  $1.00
Accumulation unit value at end of period       $3.08  $2.93  $2.61  $1.98  $3.23  $2.56  $1.97  $1.71  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       32     43     42     35     36     36     40     45     42
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.48  $1.37  $0.96  $1.78  $1.58  $1.49  $1.43  $1.36  $1.00
Accumulation unit value at end of period       $1.44  $1.48  $1.37  $0.96  $1.78  $1.58  $1.49  $1.43  $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                      402    465    444    422    415    441    466    438    125
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.32  $2.03  $1.47  $2.50  $2.38  $2.05  $1.82  $1.55  $1.00
Accumulation unit value at end of period       $2.10  $2.32  $2.03  $1.47  $2.50  $2.38  $2.05  $1.82  $1.55
Number of accumulation units outstanding at
end of period (000 omitted)                      120    118     96     90     85     98     94     84     19
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.59  $1.40  $1.19  $1.41  $1.30  $1.23  $1.21  $1.13  $1.00
Accumulation unit value at end of period       $1.58  $1.59  $1.40  $1.19  $1.41  $1.30  $1.23  $1.21  $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                      302    523    640    656    794    888    904    868    200
----------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    19

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $0.41  $0.36  $0.29  $1.36  $1.38  $1.28  $1.27  $1.18  $1.00
Accumulation unit value at end of period       $0.39  $0.41  $0.36  $0.29  $1.36  $1.38  $1.28  $1.27  $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                      155    198    114     63     47     67     70     62      6
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.19  $1.80  $1.33  $2.17  $2.22  $1.96  $1.81  $1.53  $1.00
Accumulation unit value at end of period       $2.11  $2.19  $1.80  $1.33  $2.17  $2.22  $1.96  $1.81  $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                      184    215    225    244    252    335    349    321     27
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.44  $1.27  $0.99  $1.63  $1.76  $1.53  $1.47  $1.34  $1.00
Accumulation unit value at end of period       $1.36  $1.44  $1.27  $0.99  $1.63  $1.76  $1.53  $1.47  $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     20     20     21      2
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.79  $1.64  $1.33  $2.41  $2.25  $1.78  $1.60  $1.39  $1.00
Accumulation unit value at end of period       $1.47  $1.79  $1.64  $1.33  $2.41  $2.25  $1.78  $1.60  $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                       --      1      1      3      3      5      6      4      1
----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                         $1.13  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.49  $1.29  $0.98  $1.61  $1.62  $1.47  $1.42  $1.33  $1.00
Accumulation unit value at end of period       $1.44  $1.49  $1.29  $0.98  $1.61  $1.62  $1.47  $1.42  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       --      6      6      6     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.34  $1.90  $1.41  $2.08  $2.21  $1.86  $1.78  $1.50  $1.00
Accumulation unit value at end of period       $2.21  $2.34  $1.90  $1.41  $2.08  $2.21  $1.86  $1.78  $1.50
Number of accumulation units outstanding at
end of period (000 omitted)                       --      1      1      3      3      5      5      2     --
----------------------------------------------------------------------------------------------------------------






 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                 2011   2010   2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of period     $1.10  $1.01  $0.82  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.06  $1.10  $1.01  $0.82     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               10     10     10     11     --     --     --     --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (5/1/2007)
Accumulation unit value at beginning of period     $1.07  $0.91  $0.60  $1.16  $1.00     --     --     --
Accumulation unit value at end of period           $0.81  $1.07  $0.91  $0.60  $1.16     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period     $1.00  $0.89  $0.75  $1.28  $1.24  $1.07  $1.03  $1.00
Accumulation unit value at end of period           $1.04  $1.00  $0.89  $0.75  $1.28  $1.24  $1.07  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               10     10     10     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period     $1.07  $1.04  $0.78  $1.69  $1.62  $1.22  $1.05  $1.00
Accumulation unit value at end of period           $0.85  $1.07  $1.04  $0.78  $1.69  $1.62  $1.22  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              257    228    248    258    190    198    126      3
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period     $1.21  $1.17  $1.07  $1.10  $1.02  $1.01  $1.01  $1.00
Accumulation unit value at end of period           $1.34  $1.21  $1.17  $1.07  $1.10  $1.02  $1.01  $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                              203    226    236    216    321    335    241      7
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period     $1.37  $1.23  $0.93  $1.70  $1.46  $1.18  $1.06  $1.00
Accumulation unit value at end of period           $1.19  $1.37  $1.23  $0.93  $1.70  $1.46  $1.18  $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of period     $1.01  $0.86  $0.67  $0.90  $1.00     --     --     --
Accumulation unit value at end of period           $0.99  $1.01  $0.86  $0.67  $0.90     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               12     12     12     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period     $1.04  $0.91  $0.68  $1.18  $0.99  $1.04  $1.03  $1.00
Accumulation unit value at end of period           $1.04  $1.04  $0.91  $0.68  $1.18  $0.99  $1.04  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              304    334    367    366    362    448    191      5
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period     $1.13  $1.01  $0.85  $1.18  $1.26  $1.07  $1.04  $1.00
Accumulation unit value at end of period           $1.12  $1.13  $1.01  $0.85  $1.18  $1.26  $1.07  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --      3     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.07  $1.09  $1.10  $1.09  $1.05  $1.01  $1.00  $1.00
Accumulation unit value at end of period           $1.06  $1.07  $1.09  $1.10  $1.09  $1.05  $1.01  $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                               12     13     17     11     16    106    105     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.22  $1.14  $1.01  $1.09  $1.05  $1.01  $1.00  $1.00
Accumulation unit value at end of period           $1.29  $1.22  $1.14  $1.01  $1.09  $1.05  $1.01  $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                               42     45     95     94    117     79     10     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.27  $1.10  $0.88  $1.49  $1.39  $1.18  $1.05  $1.00
Accumulation unit value at end of period           $1.20  $1.27  $1.10  $0.88  $1.49  $1.39  $1.18  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              356    366    456    450    411    426    198     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.02  $0.88  $0.72  $1.25  $1.23  $1.08  $1.03  $1.00
Accumulation unit value at end of period           $1.06  $1.02  $0.88  $0.72  $1.25  $1.23  $1.08  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               76     83     93     86     83     87     87      9
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $2.41  $2.04  $1.18  $2.59  $1.89  $1.43  $1.08  $1.00
Accumulation unit value at end of period           $1.88  $2.41  $2.04  $1.18  $2.59  $1.89  $1.43  $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                               84     72     92    126     93    130     79      2
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of period     $1.18  $1.15  $1.09  $1.10  $1.03  $1.00     --     --
Accumulation unit value at end of period           $1.28  $1.18  $1.15  $1.09  $1.10  $1.03     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               21     23     64     41     57     44     --     --
-------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    21

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011   2010   2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at beginning of period     $1.26  $1.14  $0.80  $1.07  $1.07  $1.00     --     --
Accumulation unit value at end of period           $1.32  $1.26  $1.14  $0.80  $1.07  $1.07     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               55     60     64     73     80     83     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.45  $1.29  $0.85  $1.15  $1.14  $1.04  $1.01  $1.00
Accumulation unit value at end of period           $1.52  $1.45  $1.29  $0.85  $1.15  $1.14  $1.04  $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                               32     34     37     44     48     51     35     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.41  $1.26  $0.89  $1.11  $1.10  $1.03  $1.01  $1.00
Accumulation unit value at end of period           $1.48  $1.41  $1.26  $0.89  $1.11  $1.10  $1.03  $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                               11     12     49     40     45     28     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.36  $1.21  $0.96  $1.63  $1.46  $1.19  $1.06  $1.00
Accumulation unit value at end of period           $1.18  $1.36  $1.21  $0.96  $1.63  $1.46  $1.19  $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.07  $0.93  $0.68  $1.24  $1.22  $1.11  $1.03  $1.00
Accumulation unit value at end of period           $1.03  $1.07  $0.93  $0.68  $1.24  $1.22  $1.11  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of period     $1.01  $0.84  $0.67  $1.12  $1.00     --     --     --
Accumulation unit value at end of period           $0.98  $1.01  $0.84  $0.67  $1.12     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                2      2     77     64     48     --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of period     $0.89  $0.79  $0.58  $1.14  $1.00     --     --     --
Accumulation unit value at end of period           $0.74  $0.89  $0.79  $0.58  $1.14     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.38  $1.11  $0.69  $1.26  $1.12  $1.13  $1.04  $1.00
Accumulation unit value at end of period           $1.16  $1.38  $1.11  $0.69  $1.26  $1.12  $1.13  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period     $0.91  $0.76  $0.54  $1.00  $1.00     --     --     --
Accumulation unit value at end of period           $0.83  $0.91  $0.76  $0.54  $1.00     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.10  $0.97  $0.78  $1.25  $1.20  $1.06  $1.02  $1.00
Accumulation unit value at end of period           $1.10  $1.10  $0.97  $0.78  $1.25  $1.20  $1.06  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.10  $0.92  $0.74  $1.24  $1.26  $1.07  $1.03  $1.00
Accumulation unit value at end of period           $1.07  $1.10  $0.92  $0.74  $1.24  $1.26  $1.07  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.10  $1.08  $1.04  $1.08  $1.04  $1.01  $1.00  $1.00
Accumulation unit value at end of period           $1.10  $1.10  $1.08  $1.04  $1.08  $1.04  $1.01  $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                               21     24     27     23     31     32     25     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (11/15/2004)
Accumulation unit value at beginning of period     $1.37  $1.10  $0.89  $1.25  $1.30  $1.10  $1.06  $1.00
Accumulation unit value at end of period           $1.27  $1.37  $1.10  $0.89  $1.25  $1.30  $1.10  $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                1      1     46     38     35     --     --     --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of period     $0.99  $0.85  $0.72  $1.10  $1.00     --     --     --
Accumulation unit value at end of period           $0.85  $0.99  $0.85  $0.72  $1.10     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.18  $0.94  $0.70  $1.20  $1.19  $1.12  $1.04  $1.00
Accumulation unit value at end of period           $1.17  $1.18  $0.94  $0.70  $1.20  $1.19  $1.12  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                               10     10     11     10     10     10      9     --
-------------------------------------------------------------------------------------------------------------



 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011   2010   2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.41  $1.10  $0.71  $1.22  $1.08  $1.05  $1.02  $1.00
Accumulation unit value at end of period           $1.28  $1.41  $1.10  $0.71  $1.22  $1.08  $1.05  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                               54     56     71     82     80     96     46      1
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.22  $1.07  $0.89  $1.27  $1.21  $1.05  $1.02  $1.00
Accumulation unit value at end of period           $1.31  $1.22  $1.07  $0.89  $1.27  $1.21  $1.05  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period     $0.84  $0.77  $0.62  $1.09  $1.00     --     --     --
Accumulation unit value at end of period           $0.70  $0.84  $0.77  $0.62  $1.09     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.18  $1.15  $0.89  $1.44  $1.40  $1.16  $1.05  $1.00
Accumulation unit value at end of period           $0.95  $1.18  $1.15  $0.89  $1.44  $1.40  $1.16  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of period     $1.09  $1.01  $0.71  $0.99  $1.00     --     --     --
Accumulation unit value at end of period           $1.11  $1.09  $1.01  $0.71  $0.99     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               14     14     34     18     18     --     --     --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.33  $1.15  $0.86  $1.52  $1.31  $1.19  $1.03  $1.00
Accumulation unit value at end of period           $1.28  $1.33  $1.15  $0.86  $1.52  $1.31  $1.19  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              620    648    702    770    731    811    496      6
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.13  $0.92  $0.73  $1.40  $1.12  $1.06  $1.02  $1.00
Accumulation unit value at end of period           $1.12  $1.13  $0.92  $0.73  $1.40  $1.12  $1.06  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --      3     --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.24  $1.17  $1.02  $1.07  $1.04  $1.01  $1.00  $1.00
Accumulation unit value at end of period           $1.31  $1.24  $1.17  $1.02  $1.07  $1.04  $1.01  $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              186    201    233    223    313    289    206      3
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.63  $1.29  $0.93  $1.56  $1.37  $1.23  $1.05  $1.00
Accumulation unit value at end of period           $1.44  $1.63  $1.29  $0.93  $1.56  $1.37  $1.23  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                               72     70    101    114    105    109     43     --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.28  $1.15  $0.92  $1.66  $1.44  $1.23  $1.05  $1.00
Accumulation unit value at end of period           $1.05  $1.28  $1.15  $0.92  $1.66  $1.44  $1.23  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                               28     25     27     27     25     34     33      3
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.29  $1.16  $0.86  $1.24  $1.21  $1.04  $1.03  $1.00
Accumulation unit value at end of period           $1.31  $1.29  $1.16  $0.86  $1.24  $1.21  $1.04  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.17  $0.98  $0.84  $1.17  $1.22  $1.05  $1.03  $1.00
Accumulation unit value at end of period           $1.22  $1.17  $0.98  $0.84  $1.17  $1.22  $1.05  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --      3     --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.28  $1.01  $0.71  $1.26  $1.14  $1.06  $1.03  $1.00
Accumulation unit value at end of period           $1.20  $1.28  $1.01  $0.71  $1.26  $1.14  $1.06  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               10     10     10     --     --     --      8     --
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.16  $1.06  $0.85  $1.36  $1.33  $1.14  $1.04  $1.00
Accumulation unit value at end of period           $1.13  $1.16  $1.06  $0.85  $1.36  $1.33  $1.14  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                               15     16     16     15     14     25     --     --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.71  $1.51  $1.29  $1.23  $1.12  $1.00  $1.05  $1.00
Accumulation unit value at end of period           $1.67  $1.71  $1.51  $1.29  $1.23  $1.12  $1.00  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                               66     68     94     95    144    139     82      2
-------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    23

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011   2010   2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.07  $1.01  $0.78  $1.37  $1.35  $1.12  $1.04  $1.00
Accumulation unit value at end of period           $0.99  $1.07  $1.01  $0.78  $1.37  $1.35  $1.12  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.38  $1.12  $0.85  $1.37  $1.34  $1.17  $1.05  $1.00
Accumulation unit value at end of period           $1.28  $1.38  $1.12  $0.85  $1.37  $1.34  $1.17  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              143    146    184    189    195    193    105      3
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of period     $0.78  $0.70  $0.59  $0.94  $1.00     --     --     --
Accumulation unit value at end of period           $0.80  $0.78  $0.70  $0.59  $0.94     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period     $0.88  $0.83  $0.57  $1.20  $1.20  $1.07  $1.03  $1.00
Accumulation unit value at end of period           $0.84  $0.88  $0.83  $0.57  $1.20  $1.20  $1.07  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               85     84     85     92     75     77     76      6
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period     $0.81  $0.71  $0.59  $1.05  $1.00     --     --     --
Accumulation unit value at end of period           $0.73  $0.81  $0.71  $0.59  $1.05     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.22  $1.04  $0.74  $1.42  $1.30  $1.13  $1.05  $1.00
Accumulation unit value at end of period           $1.12  $1.22  $1.04  $0.74  $1.42  $1.30  $1.13  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period     $0.95  $0.92  $0.73  $1.03  $1.00     --     --     --
Accumulation unit value at end of period           $0.97  $0.95  $0.92  $0.73  $1.03     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               11     11     11     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period     $0.91  $0.82  $0.61  $1.04  $1.00     --     --     --
Accumulation unit value at end of period           $0.84  $0.91  $0.82  $0.61  $1.04     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                1      1     59     31     24     --     --     --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.31  $1.17  $0.91  $1.29  $1.19  $1.09  $1.03  $1.00
Accumulation unit value at end of period           $1.21  $1.31  $1.17  $0.91  $1.29  $1.19  $1.09  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               13     13     14     14     17     18     18      2
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.08  $0.95  $0.75  $1.18  $1.22  $1.06  $1.03  $1.00
Accumulation unit value at end of period           $1.05  $1.08  $0.95  $0.75  $1.18  $1.22  $1.06  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              548    571    638    638    645    652    343      8
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period     $0.95  $0.84  $0.63  $1.06  $1.00     --     --     --
Accumulation unit value at end of period           $0.89  $0.95  $0.84  $0.63  $1.06     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                2      2     68     64     59     --     --     --
-------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of period     $1.06  $0.85  $0.61  $1.03  $1.00     --     --     --
Accumulation unit value at end of period           $1.06  $1.06  $0.85  $0.61  $1.03     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period     $1.18  $1.06  $0.77  $1.24  $1.13  $1.07  $1.03  $1.00
Accumulation unit value at end of period           $1.17  $1.18  $1.06  $0.77  $1.24  $1.13  $1.07  $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period     $1.58  $1.18  $0.73  $1.22  $1.21  $1.08  $1.04  $1.00
Accumulation unit value at end of period           $1.40  $1.58  $1.18  $0.73  $1.22  $1.21  $1.08  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                                9      9      9      9      9      9     --     --
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period     $1.14  $1.05  $0.90  $1.18  $1.15  $1.04  $1.02  $1.00
Accumulation unit value at end of period           $1.15  $1.14  $1.05  $0.90  $1.18  $1.15  $1.04  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                                5      5      5      5      5      5      5     --
-------------------------------------------------------------------------------------------------------------



 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011   2010   2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period     $1.81  $1.61  $1.23  $1.99  $1.58  $1.22  $1.06  $1.00
Accumulation unit value at end of period           $1.90  $1.81  $1.61  $1.23  $1.99  $1.58  $1.22  $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                                6      6      6     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period     $0.79  $0.65  $0.47  $0.85  $1.00     --     --     --
Accumulation unit value at end of period           $0.70  $0.79  $0.65  $0.47  $0.85     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                1      1     15     25     12     --     --     --
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period     $1.20  $0.92  $0.59  $1.13  $1.00     --     --     --
Accumulation unit value at end of period           $1.11  $1.20  $0.92  $0.59  $1.13     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.35  $1.05  $0.83  $1.35  $1.65  $1.22  $1.05  $1.00
Accumulation unit value at end of period           $1.41  $1.35  $1.05  $0.83  $1.35  $1.65  $1.22  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                               11     12     15     14     12     11     20     --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.05  $0.97  $0.68  $1.27  $1.13  $1.06  $1.02  $1.00
Accumulation unit value at end of period           $1.02  $1.05  $0.97  $0.68  $1.27  $1.13  $1.06  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              198    211    222    235    212    244    139      4
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.36  $1.19  $0.87  $1.47  $1.40  $1.21  $1.07  $1.00
Accumulation unit value at end of period           $1.23  $1.36  $1.19  $0.87  $1.47  $1.40  $1.21  $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.33  $1.18  $1.00  $1.19  $1.10  $1.03  $1.02  $1.00
Accumulation unit value at end of period           $1.33  $1.33  $1.18  $1.00  $1.19  $1.10  $1.03  $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              267    274    335    348    409    393    265      5
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.26  $1.04  $0.77  $1.25  $1.29  $1.13  $1.05  $1.00
Accumulation unit value at end of period           $1.22  $1.26  $1.04  $0.77  $1.25  $1.29  $1.13  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                               66     66     67     66     62     62     62     --
-------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of period     $1.16  $1.03  $0.86  $1.04  $1.00     --     --     --
Accumulation unit value at end of period           $1.16  $1.16  $1.03  $0.86  $1.04     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                2      2     36     48     53     --     --     --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.20  $1.18  $0.95  $1.16  $1.18  $1.16  $1.04  $1.00
Accumulation unit value at end of period           $1.17  $1.20  $1.18  $0.95  $1.16  $1.18  $1.16  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --      2     --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.18  $1.08  $0.88  $1.58  $1.48  $1.17  $1.06  $1.00
Accumulation unit value at end of period           $0.97  $1.18  $1.08  $0.88  $1.58  $1.48  $1.17  $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of period     $1.13  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.06  $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.08  $0.87  $0.67  $1.12  $1.29  $1.12  $1.05  $1.00
Accumulation unit value at end of period           $1.02  $1.08  $0.87  $0.67  $1.12  $1.29  $1.12  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                               11     12     13     13     11     16      2     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period     $1.12  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.07  $1.12     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period     $1.12  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.07  $1.12     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              102    103     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    25

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                 2011   2010   2009   2008   2007   2006   2005   2004
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period     $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.06  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period     $1.04  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.06  $1.04     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              104    104     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period     $0.86  $0.78  $0.60  $0.99  $1.00     --     --     --
Accumulation unit value at end of period           $0.82  $0.86  $0.78  $0.60  $0.99     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                                2      2     85     54     45     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.27  $1.05  $0.78  $1.24  $1.19  $1.04  $1.04  $1.00
Accumulation unit value at end of period           $1.17  $1.27  $1.05  $0.78  $1.24  $1.19  $1.04  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period     $1.09  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08  $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period     $1.09  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08  $1.09     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               97    100     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period     $1.11  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08  $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period     $1.11  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08  $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              511    500     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period     $1.07  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08  $1.07     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period     $1.07  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08  $1.07     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                               --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.38  $1.12  $0.83  $1.23  $1.31  $1.10  $1.05  $1.00
Accumulation unit value at end of period           $1.30  $1.38  $1.12  $0.83  $1.23  $1.31  $1.10  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              184    187    218    228    246    248    149      5
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period     $2.00  $1.62  $1.09  $2.03  $1.77  $1.30  $1.09  $1.00
Accumulation unit value at end of period           $1.69  $2.00  $1.62  $1.09  $2.03  $1.77  $1.30  $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                              122    116    147    179    147    178    115      4
-------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period     $1.30  $1.07  $0.76  $1.27  $1.22  $1.14  $1.04  $1.00
Accumulation unit value at end of period           $1.24  $1.30  $1.07  $0.76  $1.27  $1.22  $1.14  $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              106    116    147    152    148    145     82      2
-------------------------------------------------------------------------------------------------------------






 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of period              $1.10  $1.01  $0.82  $1.00     --     --
Accumulation unit value at end of period                    $1.06  $1.10  $1.01  $0.82     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (5/1/2007)
Accumulation unit value at beginning of period              $1.06  $0.91  $0.60  $1.16  $1.00     --
Accumulation unit value at end of period                    $0.80  $1.06  $0.91  $0.60  $1.16     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/19/2006)
Accumulation unit value at beginning of period              $0.94  $0.84  $0.71  $1.21  $1.17  $1.00
Accumulation unit value at end of period                    $0.98  $0.94  $0.84  $0.71  $1.21  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/19/2006)
Accumulation unit value at beginning of period              $0.82  $0.79  $0.60  $1.30  $1.24  $1.00
Accumulation unit value at end of period                    $0.65  $0.82  $0.79  $0.60  $1.30  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    340    439    241     64
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (6/19/2006)
Accumulation unit value at beginning of period              $1.21  $1.17  $1.07  $1.10  $1.02  $1.00
Accumulation unit value at end of period                    $1.34  $1.21  $1.17  $1.07  $1.10  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (6/19/2006)
Accumulation unit value at beginning of period              $1.14  $1.02  $0.77  $1.41  $1.21  $1.00
Accumulation unit value at end of period                    $0.99  $1.14  $1.02  $0.77  $1.41  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of period              $1.01  $0.86  $0.67  $0.90  $1.00     --
Accumulation unit value at end of period                    $0.99  $1.01  $0.86  $0.67  $0.90     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/19/2006)
Accumulation unit value at beginning of period              $1.08  $0.94  $0.71  $1.23  $1.03  $1.00
Accumulation unit value at end of period                    $1.08  $1.08  $0.94  $0.71  $1.23  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --    174
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/19/2006)
Accumulation unit value at beginning of period              $1.03  $0.92  $0.78  $1.08  $1.15  $1.00
Accumulation unit value at end of period                    $1.03  $1.03  $0.92  $0.78  $1.08  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.04  $1.05  $1.07  $1.05  $1.02  $1.00
Accumulation unit value at end of period                    $1.03  $1.04  $1.05  $1.07  $1.05  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    130     58     29     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.22  $1.14  $1.00  $1.09  $1.04  $1.00
Accumulation unit value at end of period                    $1.28  $1.22  $1.14  $1.00  $1.09  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    748    714    668    208
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.03  $0.89  $0.71  $1.20  $1.13  $1.00
Accumulation unit value at end of period                    $0.96  $1.03  $0.89  $0.71  $1.20  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    893    861    490    180
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $0.94  $0.81  $0.66  $1.16  $1.14  $1.00
Accumulation unit value at end of period                    $0.98  $0.94  $0.81  $0.66  $1.16  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.71  $1.44  $0.84  $1.83  $1.34  $1.00
Accumulation unit value at end of period                    $1.33  $1.71  $1.44  $0.84  $1.83  $1.34
Number of accumulation units outstanding at end of period
(000 omitted)                                                  70     70    145    239    124     57
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.17  $1.14  $1.08  $1.09  $1.02  $1.00
Accumulation unit value at end of period                    $1.27  $1.17  $1.14  $1.08  $1.09  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    528    268    301    148
--------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    27

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of period              $1.26  $1.14  $0.80  $1.08  $1.08  $1.00
Accumulation unit value at end of period                    $1.33  $1.26  $1.14  $0.80  $1.08  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     15
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.36  $1.21  $0.80  $1.08  $1.07  $1.00
Accumulation unit value at end of period                    $1.42  $1.36  $1.21  $0.80  $1.08  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      3      2     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.36  $1.21  $0.86  $1.08  $1.06  $1.00
Accumulation unit value at end of period                    $1.42  $1.36  $1.21  $0.86  $1.08  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    410    283    254     81
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.10  $0.97  $0.77  $1.31  $1.18  $1.00
Accumulation unit value at end of period                    $0.95  $1.10  $0.97  $0.77  $1.31  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $0.98  $0.85  $0.62  $1.14  $1.12  $1.00
Accumulation unit value at end of period                    $0.94  $0.98  $0.85  $0.62  $1.14  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of period              $1.01  $0.84  $0.67  $1.12  $1.00     --
Accumulation unit value at end of period                    $0.97  $1.01  $0.84  $0.67  $1.12     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    883    679    412     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of period              $0.89  $0.79  $0.58  $1.14  $1.00     --
Accumulation unit value at end of period                    $0.73  $0.89  $0.79  $0.58  $1.14     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.29  $1.04  $0.64  $1.18  $1.05  $1.00
Accumulation unit value at end of period                    $1.09  $1.29  $1.04  $0.64  $1.18  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period              $0.91  $0.75  $0.54  $1.00  $1.00     --
Accumulation unit value at end of period                    $0.83  $0.91  $0.75  $0.54  $1.00     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.03  $0.91  $0.73  $1.18  $1.13  $1.00
Accumulation unit value at end of period                    $1.04  $1.03  $0.91  $0.73  $1.18  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.01  $0.85  $0.68  $1.13  $1.15  $1.00
Accumulation unit value at end of period                    $0.98  $1.01  $0.85  $0.68  $1.13  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.09  $1.07  $1.03  $1.07  $1.03  $1.00
Accumulation unit value at end of period                    $1.09  $1.09  $1.07  $1.03  $1.07  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     85     40     32     --
--------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of period              $1.19  $0.95  $0.77  $1.08  $1.12  $1.00
Accumulation unit value at end of period                    $1.10  $1.19  $0.95  $0.77  $1.08  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   4      4    569    458    354     --
--------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of period              $0.98  $0.85  $0.72  $1.10  $1.00     --
Accumulation unit value at end of period                    $0.85  $0.98  $0.85  $0.72  $1.10     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.05  $0.84  $0.63  $1.06  $1.06  $1.00
Accumulation unit value at end of period                    $1.04  $1.05  $0.84  $0.63  $1.06  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------



 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.42  $1.11  $0.71  $1.23  $1.09  $1.00
Accumulation unit value at end of period                    $1.29  $1.42  $1.11  $0.71  $1.23  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     38
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.16  $1.02  $0.84  $1.21  $1.15  $1.00
Accumulation unit value at end of period                    $1.24  $1.16  $1.02  $0.84  $1.21  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.83  $0.77  $0.62  $1.09  $1.00     --
Accumulation unit value at end of period                    $0.70  $0.83  $0.77  $0.62  $1.09     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $0.98  $0.95  $0.74  $1.19  $1.16  $1.00
Accumulation unit value at end of period                    $0.78  $0.98  $0.95  $0.74  $1.19  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of period              $1.09  $1.01  $0.71  $0.99  $1.00     --
Accumulation unit value at end of period                    $1.11  $1.09  $1.01  $0.71  $0.99     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      3    258    199    158     --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.12  $0.97  $0.72  $1.28  $1.10  $1.00
Accumulation unit value at end of period                    $1.07  $1.12  $0.97  $0.72  $1.28  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  14     14    200    543    442    303
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.09  $0.89  $0.70  $1.35  $1.08  $1.00
Accumulation unit value at end of period                    $1.07  $1.09  $0.89  $0.70  $1.35  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.24  $1.17  $1.02  $1.07  $1.04  $1.00
Accumulation unit value at end of period                    $1.31  $1.24  $1.17  $1.02  $1.07  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  14     14    344    307    300     --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.30  $1.02  $0.74  $1.24  $1.09  $1.00
Accumulation unit value at end of period                    $1.15  $1.30  $1.02  $0.74  $1.24  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      3    245    315    183     59
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.04  $0.93  $0.75  $1.35  $1.16  $1.00
Accumulation unit value at end of period                    $0.85  $1.04  $0.93  $0.75  $1.35  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     17
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.19  $1.07  $0.80  $1.15  $1.12  $1.00
Accumulation unit value at end of period                    $1.20  $1.19  $1.07  $0.80  $1.15  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.08  $0.90  $0.78  $1.08  $1.12  $1.00
Accumulation unit value at end of period                    $1.13  $1.08  $0.90  $0.78  $1.08  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.23  $0.97  $0.69  $1.21  $1.10  $1.00
Accumulation unit value at end of period                    $1.15  $1.23  $0.97  $0.69  $1.21  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $0.99  $0.91  $0.73  $1.17  $1.14  $1.00
Accumulation unit value at end of period                    $0.97  $0.99  $0.91  $0.73  $1.17  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --    111
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $1.63  $1.44  $1.23  $1.17  $1.07  $1.00
Accumulation unit value at end of period                    $1.60  $1.63  $1.44  $1.23  $1.17  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   2      2    271    251    275     89
--------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    29

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period              $0.93  $0.88  $0.68  $1.19  $1.18  $1.00
Accumulation unit value at end of period                    $0.86  $0.93  $0.88  $0.68  $1.19  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.17  $0.95  $0.72  $1.16  $1.14  $1.00
Accumulation unit value at end of period                    $1.08  $1.17  $0.95  $0.72  $1.16  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    222    254    219    111
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.78  $0.70  $0.59  $0.94  $1.00     --
Accumulation unit value at end of period                    $0.80  $0.78  $0.70  $0.59  $0.94     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $0.83  $0.79  $0.54  $1.13  $1.13  $1.00
Accumulation unit value at end of period                    $0.79  $0.83  $0.79  $0.54  $1.13  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.81  $0.71  $0.59  $1.05  $1.00     --
Accumulation unit value at end of period                    $0.73  $0.81  $0.71  $0.59  $1.05     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.03  $0.88  $0.63  $1.20  $1.10  $1.00
Accumulation unit value at end of period                    $0.94  $1.03  $0.88  $0.63  $1.20  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.95  $0.91  $0.73  $1.03  $1.00     --
Accumulation unit value at end of period                    $0.97  $0.95  $0.91  $0.73  $1.03     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.91  $0.82  $0.61  $1.04  $1.00     --
Accumulation unit value at end of period                    $0.84  $0.91  $0.82  $0.61  $1.04     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  14     14    686    349    197     --
--------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.21  $1.07  $0.84  $1.19  $1.10  $1.00
Accumulation unit value at end of period                    $1.11  $1.21  $1.07  $0.84  $1.19  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.00  $0.88  $0.69  $1.09  $1.13  $1.00
Accumulation unit value at end of period                    $0.97  $1.00  $0.88  $0.69  $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    282    401    277    176
--------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.95  $0.84  $0.63  $1.06  $1.00     --
Accumulation unit value at end of period                    $0.89  $0.95  $0.84  $0.63  $1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    767    704    517     --
--------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of period              $1.06  $0.85  $0.60  $1.03  $1.00     --
Accumulation unit value at end of period                    $1.06  $1.06  $0.85  $0.60  $1.03     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period              $1.14  $1.03  $0.75  $1.20  $1.09  $1.00
Accumulation unit value at end of period                    $1.13  $1.14  $1.03  $0.75  $1.20  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period              $1.49  $1.11  $0.69  $1.15  $1.14  $1.00
Accumulation unit value at end of period                    $1.32  $1.49  $1.11  $0.69  $1.15  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period              $1.10  $1.01  $0.87  $1.13  $1.10  $1.00
Accumulation unit value at end of period                    $1.10  $1.10  $1.01  $0.87  $1.13  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------



 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (6/19/2006)
Accumulation unit value at beginning of period              $1.41  $1.25  $0.95  $1.55  $1.23  $1.00
Accumulation unit value at end of period                    $1.48  $1.41  $1.25  $0.95  $1.55  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $0.79  $0.65  $0.47  $0.85  $1.00     --
Accumulation unit value at end of period                    $0.70  $0.79  $0.65  $0.47  $0.85     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    178    257    106     --
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period              $1.20  $0.92  $0.59  $1.13  $1.00     --
Accumulation unit value at end of period                    $1.10  $1.20  $0.92  $0.59  $1.13     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.00  $0.78  $0.62  $1.01  $1.23  $1.00
Accumulation unit value at end of period                    $1.05  $1.00  $0.78  $0.62  $1.01  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.02  $0.94  $0.66  $1.23  $1.09  $1.00
Accumulation unit value at end of period                    $0.99  $1.02  $0.94  $0.66  $1.23  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.14  $0.99  $0.72  $1.22  $1.17  $1.00
Accumulation unit value at end of period                    $1.03  $1.14  $0.99  $0.72  $1.22  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.30  $1.14  $0.98  $1.16  $1.07  $1.00
Accumulation unit value at end of period                    $1.29  $1.30  $1.14  $0.98  $1.16  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    541    460    421     74
--------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.08  $0.89  $0.66  $1.07  $1.10  $1.00
Accumulation unit value at end of period                    $1.04  $1.08  $0.89  $0.66  $1.07  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of period              $1.15  $1.03  $0.86  $1.04  $1.00     --
Accumulation unit value at end of period                    $1.16  $1.15  $1.03  $0.86  $1.04     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   3      3    363    530    470     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period              $1.08  $1.07  $0.86  $1.05  $1.07  $1.00
Accumulation unit value at end of period                    $1.06  $1.08  $1.07  $0.86  $1.05  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period              $0.96  $0.89  $0.72  $1.30  $1.21  $1.00
Accumulation unit value at end of period                    $0.79  $0.96  $0.89  $0.72  $1.30  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of period              $1.13  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.06  $1.13     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period              $0.94  $0.75  $0.58  $0.97  $1.12  $1.00
Accumulation unit value at end of period                    $0.88  $0.94  $0.75  $0.58  $0.97  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     79
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.07  $1.12     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.07  $1.12     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               2,021  2,057     --     --     --     --
--------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    31

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011   2010   2009   2008   2007   2006
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.06  $1.04     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 316    319     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.06  $1.04     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 713    794     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period              $0.86  $0.78  $0.60  $0.99  $1.00     --
Accumulation unit value at end of period                    $0.82  $0.86  $0.78  $0.60  $0.99     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    963    608    391     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.17  $0.97  $0.72  $1.15  $1.10  $1.00
Accumulation unit value at end of period                    $1.08  $1.17  $0.97  $0.72  $1.15  $1.10
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.09     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               1,088    858     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.09     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               3,587  3,574     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.11  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.11     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 575    567     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.11  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.11     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               3,491  3,535     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period              $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  57     61     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period              $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period                    $1.08  $1.07     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 872    902     --     --     --     --
--------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period              $1.18  $0.96  $0.71  $1.06  $1.12  $1.00
Accumulation unit value at end of period                    $1.12  $1.18  $0.96  $0.71  $1.06  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/19/2006)
Accumulation unit value at beginning of period              $1.39  $1.12  $0.76  $1.41  $1.23  $1.00
Accumulation unit value at end of period                    $1.17  $1.39  $1.12  $0.76  $1.41  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    235    303    161     72
--------------------------------------------------------------------------------------------------------
WANGER USA (6/19/2006)
Accumulation unit value at beginning of period              $1.15  $0.94  $0.67  $1.12  $1.08  $1.00
Accumulation unit value at end of period                    $1.09  $1.15  $0.94  $0.67  $1.12  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  --     --    199    173    120     14
--------------------------------------------------------------------------------------------------------






 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                         $1.10  $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.05  $1.10  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.74  $1.49  $0.98  $1.90  $1.60  $1.50  $1.46  $1.41  $1.00
Accumulation unit value at end of period       $1.32  $1.74  $1.49  $0.98  $1.90  $1.60  $1.50  $1.46  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.44  $1.29  $1.08  $1.85  $1.79  $1.55  $1.50  $1.36  $1.00
Accumulation unit value at end of period       $1.50  $1.44  $1.29  $1.08  $1.85  $1.79  $1.55  $1.50  $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     27     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/19/2006)
Accumulation unit value at beginning of
period                                         $0.82  $0.79  $0.60  $1.29  $1.24  $1.00     --     --     --
Accumulation unit value at end of period       $0.65  $0.82  $0.79  $0.60  $1.29  $1.24     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2    193    237    122     44     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.49  $1.38  $1.02  $1.71  $1.52  $1.55  $1.37  $1.28  $1.00
Accumulation unit value at end of period       $1.43  $1.49  $1.38  $1.02  $1.71  $1.52  $1.55  $1.37  $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.21  $1.16  $1.07  $1.10  $1.02  $1.00     --     --     --
Accumulation unit value at end of period       $1.33  $1.21  $1.16  $1.07  $1.10  $1.02     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.13  $1.01  $0.77  $1.41  $1.21  $1.00     --     --     --
Accumulation unit value at end of period       $0.98  $1.13  $1.01  $0.77  $1.41  $1.21     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.01  $0.86  $0.67  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.99  $1.01  $0.86  $0.67  $0.90     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.08  $0.94  $0.71  $1.23  $1.03  $1.00     --     --     --
Accumulation unit value at end of period       $1.07  $1.08  $0.94  $0.71  $1.23  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --    119     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.03  $0.92  $0.78  $1.08  $1.15  $1.00     --     --     --
Accumulation unit value at end of period       $1.02  $1.03  $0.92  $0.78  $1.08  $1.15     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.05  $1.07  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period       $1.04  $1.05  $1.07  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1     89      5      1      1     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.25  $1.17  $1.04  $1.12  $1.08  $1.05  $1.04  $1.01  $1.00
Accumulation unit value at end of period       $1.32  $1.25  $1.17  $1.04  $1.12  $1.08  $1.05  $1.04  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                      134    140    592    462    402    211     63     67     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.14  $1.86  $1.47  $2.51  $2.35  $1.99  $1.77  $1.52  $1.00
Accumulation unit value at end of period       $2.01  $2.14  $1.86  $1.47  $2.51  $2.35  $1.99  $1.77  $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                        3      3    255    219    122     62      2      2     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of
period                                         $0.89  $0.77  $0.63  $1.10  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $0.93  $0.89  $0.77  $0.63  $1.10  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.70  $1.44  $0.84  $1.83  $1.34  $1.00     --     --     --
Accumulation unit value at end of period       $1.33  $1.70  $1.44  $0.84  $1.83  $1.34     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1     86    130     64     37     --     --     --
----------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    33

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.17  $1.14  $1.08  $1.09  $1.02  $1.00     --     --     --
Accumulation unit value at end of period       $1.27  $1.17  $1.14  $1.08  $1.09  $1.02     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        5      5    351    153    160    110     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.26  $1.14  $0.80  $1.08  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $1.33  $1.26  $1.14  $0.80  $1.08  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     13     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.36  $1.21  $0.80  $1.08  $1.07  $1.00     --     --     --
Accumulation unit value at end of period       $1.42  $1.36  $1.21  $0.80  $1.08  $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --      4     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.35  $1.21  $0.86  $1.08  $1.06  $1.00     --     --     --
Accumulation unit value at end of period       $1.42  $1.35  $1.21  $0.86  $1.08  $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        3      3    270    168    142     56     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.09  $0.97  $0.77  $1.31  $1.18  $1.00     --     --     --
Accumulation unit value at end of period       $0.95  $1.09  $0.97  $0.77  $1.31  $1.18     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.38  $1.19  $0.88  $1.60  $1.57  $1.43  $1.34  $1.25  $1.00
Accumulation unit value at end of period       $1.32  $1.38  $1.19  $0.88  $1.60  $1.57  $1.43  $1.34  $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.01  $0.84  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.97  $1.01  $0.84  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        4      5    522    366    216     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.89  $0.79  $0.58  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.73  $0.89  $0.79  $0.58  $1.14     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.29  $1.03  $0.64  $1.18  $1.05  $1.00     --     --     --
Accumulation unit value at end of period       $1.08  $1.29  $1.03  $0.64  $1.18  $1.05     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.91  $0.75  $0.54  $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.82  $0.91  $0.75  $0.54  $1.00     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.54  $1.36  $1.09  $1.76  $1.70  $1.49  $1.45  $1.33  $1.00
Accumulation unit value at end of period       $1.55  $1.54  $1.36  $1.09  $1.76  $1.70  $1.49  $1.45  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       52     54     48     --     --      1      1      1     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.01  $0.84  $0.68  $1.13  $1.15  $1.00     --     --     --
Accumulation unit value at end of period       $0.98  $1.01  $0.84  $0.68  $1.13  $1.15     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.08  $1.06  $1.02  $1.06  $1.02  $0.99  $0.99  $1.00  $1.00
Accumulation unit value at end of period       $1.08  $1.08  $1.06  $1.02  $1.06  $1.02  $0.99  $0.99  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                      111    112    154     44     67     66     59     56      2
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.18  $0.95  $0.77  $1.08  $1.12  $1.00     --     --     --
Accumulation unit value at end of period       $1.10  $1.18  $0.95  $0.77  $1.08  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        3      3    342    249    184     --     --     --     --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.98  $0.85  $0.72  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.85  $0.98  $0.85  $0.72  $1.10     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.05  $0.84  $0.63  $1.06  $1.06  $1.00     --     --     --
Accumulation unit value at end of period       $1.04  $1.05  $0.84  $0.63  $1.06  $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.42  $1.11  $0.71  $1.23  $1.09  $1.00     --     --     --
Accumulation unit value at end of period       $1.29  $1.42  $1.11  $0.71  $1.23  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     24     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.16  $1.02  $0.84  $1.21  $1.15  $1.00     --     --     --
Accumulation unit value at end of period       $1.24  $1.16  $1.02  $0.84  $1.21  $1.15     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.83  $0.77  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.70  $0.83  $0.77  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $0.97  $0.95  $0.73  $1.19  $1.16  $1.00     --     --     --
Accumulation unit value at end of period       $0.78  $0.97  $0.95  $0.73  $1.19  $1.16     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.09  $1.01  $0.71  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.10  $1.09  $1.01  $0.71  $0.99     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        3      3    175    112     87     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.94  $1.68  $1.26  $2.22  $1.92  $1.74  $1.51  $1.33  $1.00
Accumulation unit value at end of period       $1.86  $1.94  $1.68  $1.26  $2.22  $1.92  $1.74  $1.51  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       80    157    211    456    423    417    311    255     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.56  $1.27  $1.01  $1.93  $1.55  $1.47  $1.41  $1.38  $1.00
Accumulation unit value at end of period       $1.54  $1.56  $1.27  $1.01  $1.93  $1.55  $1.47  $1.41  $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                       19     19     19     19     19     19     19     19     15
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.24  $1.17  $1.02  $1.07  $1.04  $1.00     --     --     --
Accumulation unit value at end of period       $1.31  $1.24  $1.17  $1.02  $1.07  $1.04     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        3      3    214    168    157      8     --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.80  $2.21  $1.60  $2.68  $2.35  $2.12  $1.82  $1.48  $1.00
Accumulation unit value at end of period       $2.47  $2.80  $2.21  $1.60  $2.68  $2.35  $2.12  $1.82  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                       24     26     90    115     80     51     33     33      3
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.13  $1.91  $1.53  $2.77  $2.40  $2.06  $1.76  $1.57  $1.00
Accumulation unit value at end of period       $1.74  $2.13  $1.91  $1.53  $2.77  $2.40  $2.06  $1.76  $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2      5      5      5     11      6      6     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.46  $1.23  $1.04  $1.83  $2.34  $1.97  $1.76  $1.35  $1.00
Accumulation unit value at end of period       $1.36  $1.46  $1.23  $1.04  $1.83  $2.34  $1.97  $1.76  $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1      1      1      7      7      9     10     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.19  $1.07  $0.80  $1.15  $1.12  $1.00     --     --     --
Accumulation unit value at end of period       $1.20  $1.19  $1.07  $0.80  $1.15  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.07  $0.90  $0.78  $1.08  $1.12  $1.00     --     --     --
Accumulation unit value at end of period       $1.12  $1.07  $0.90  $0.78  $1.08  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.31  $1.83  $1.43  $2.17  $2.25  $1.94  $1.81  $1.48  $1.00
Accumulation unit value at end of period       $2.20  $2.31  $1.83  $1.43  $2.17  $2.25  $1.94  $1.81  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                       12     13     12     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    35

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.00  $1.59  $1.12  $1.97  $1.79  $1.67  $1.62  $1.47  $1.00
Accumulation unit value at end of period       $1.88  $2.00  $1.59  $1.12  $1.97  $1.79  $1.67  $1.62  $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                       15     15     17     17     17     18     18     19     15
----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.57  $1.43  $1.15  $1.85  $1.81  $1.55  $1.42  $1.28  $1.00
Accumulation unit value at end of period       $1.54  $1.57  $1.43  $1.15  $1.85  $1.81  $1.55  $1.42  $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                       60    145    171    212    201    252    215    142     --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.12  $1.98  $1.46  $2.49  $2.18  $1.82  $1.67  $1.43  $1.00
Accumulation unit value at end of period       $1.87  $2.12  $1.98  $1.46  $2.49  $2.18  $1.82  $1.67  $1.43
Number of accumulation units outstanding at
end of period (000 omitted)                       43     40     34      2      8      9      9     10     --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.63  $1.44  $1.23  $1.17  $1.07  $1.00     --     --     --
Accumulation unit value at end of period       $1.59  $1.63  $1.44  $1.23  $1.17  $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2    174    148    152     68     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of
period                                         $0.93  $0.88  $0.68  $1.19  $1.18  $1.00     --     --     --
Accumulation unit value at end of period       $0.85  $0.93  $0.88  $0.68  $1.19  $1.18     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.17  $0.95  $0.72  $1.16  $1.14  $1.00     --     --     --
Accumulation unit value at end of period       $1.08  $1.17  $0.95  $0.72  $1.16  $1.14     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1    117    130    114     73     --     --     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.78  $0.70  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.80  $0.78  $0.70  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.35  $1.28  $0.88  $1.85  $1.85  $1.66  $1.59  $1.45  $1.00
Accumulation unit value at end of period       $1.29  $1.35  $1.28  $0.88  $1.85  $1.85  $1.66  $1.59  $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --      1      1     36     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.80  $0.71  $0.59  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.73  $0.80  $0.71  $0.59  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.86  $1.59  $1.13  $2.17  $1.99  $1.73  $1.60  $1.41  $1.00
Accumulation unit value at end of period       $1.70  $1.86  $1.59  $1.13  $2.17  $1.99  $1.73  $1.60  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     27     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                         $1.08  $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $1.06  $1.08  $1.00  $0.79  $1.15  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.95  $0.91  $0.73  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.97  $0.95  $0.91  $0.73  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.91  $0.82  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.83  $0.91  $0.82  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        4      4    408    182    104     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.20  $1.07  $0.83  $1.19  $1.10  $1.00     --     --     --
Accumulation unit value at end of period       $1.11  $1.20  $1.07  $0.83  $1.19  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.00  $0.87  $0.69  $1.09  $1.13  $1.00     --     --     --
Accumulation unit value at end of period       $0.97  $1.00  $0.87  $0.69  $1.09  $1.13     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2    166    214    143    123     --     --     --
----------------------------------------------------------------------------------------------------------------



 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.95  $0.84  $0.63  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.89  $0.95  $0.84  $0.63  $1.06     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        4      4    450    376    265     --     --     --     --
----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.05  $0.85  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.05  $0.85  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.53  $1.38  $1.01  $1.62  $1.47  $1.39  $1.35  $1.26  $1.00
Accumulation unit value at end of period       $1.52  $1.53  $1.38  $1.01  $1.62  $1.47  $1.39  $1.35  $1.26
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     12     13     16     18     20     23     --
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.22  $1.65  $1.03  $1.72  $1.70  $1.53  $1.47  $1.40  $1.00
Accumulation unit value at end of period       $1.96  $2.22  $1.65  $1.03  $1.72  $1.70  $1.53  $1.47  $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                       15     15     15     15     15     15     15     15     15
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.42  $1.32  $1.13  $1.48  $1.44  $1.30  $1.29  $1.17  $1.00
Accumulation unit value at end of period       $1.43  $1.42  $1.32  $1.13  $1.48  $1.44  $1.30  $1.29  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                       77     81     79    107    130    122    126    172     20
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.89  $2.58  $1.97  $3.20  $2.54  $1.97  $1.71  $1.33  $1.00
Accumulation unit value at end of period       $3.04  $2.89  $2.58  $1.97  $3.20  $2.54  $1.97  $1.71  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.79  $0.65  $0.47  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.70  $0.79  $0.65  $0.47  $0.85     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1    101    136     53     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.20  $0.92  $0.59  $1.13  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.10  $1.20  $0.92  $0.59  $1.13     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.00  $0.78  $0.62  $1.01  $1.23  $1.00     --     --     --
Accumulation unit value at end of period       $1.04  $1.00  $0.78  $0.62  $1.01  $1.23     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --      1     --     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.46  $1.35  $0.95  $1.77  $1.58  $1.48  $1.43  $1.36  $1.00
Accumulation unit value at end of period       $1.42  $1.46  $1.35  $0.95  $1.77  $1.58  $1.48  $1.43  $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                       20     21     22     22     22     22     22     60     17
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.30  $2.01  $1.46  $2.48  $2.37  $2.04  $1.81  $1.54  $1.00
Accumulation unit value at end of period       $2.08  $2.30  $2.01  $1.46  $2.48  $2.37  $2.04  $1.81  $1.54
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1      1      1      8      8      8      8      7
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.57  $1.38  $1.18  $1.40  $1.30  $1.22  $1.21  $1.13  $1.00
Accumulation unit value at end of period       $1.56  $1.57  $1.38  $1.18  $1.40  $1.30  $1.22  $1.21  $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                       75    184    512    626    636    494    444    313     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $0.40  $0.36  $0.29  $1.35  $1.38  $1.28  $1.27  $1.18  $1.00
Accumulation unit value at end of period       $0.39  $0.40  $0.36  $0.29  $1.35  $1.38  $1.28  $1.27  $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     10     10     10     10     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.16  $1.78  $1.32  $2.15  $2.21  $1.95  $1.80  $1.53  $1.00
Accumulation unit value at end of period       $2.09  $2.16  $1.78  $1.32  $2.15  $2.21  $1.95  $1.80  $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                       15     19     20     35     42     37     37     53     10
----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.15  $1.03  $0.86  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.16  $1.15  $1.03  $0.86  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        2      2    221    291    247     --     --     --     --
----------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    37

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.08  $1.07  $0.86  $1.05  $1.07  $1.00     --     --     --
Accumulation unit value at end of period       $1.05  $1.08  $1.07  $0.86  $1.05  $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.42  $1.26  $0.98  $1.62  $1.75  $1.53  $1.47  $1.34  $1.00
Accumulation unit value at end of period       $1.34  $1.42  $1.26  $0.98  $1.62  $1.75  $1.53  $1.47  $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                       --      3      3      3     21     21     22     22     22
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.77  $1.63  $1.32  $2.39  $2.23  $1.77  $1.60  $1.39  $1.00
Accumulation unit value at end of period       $1.45  $1.77  $1.63  $1.32  $2.39  $2.23  $1.77  $1.60  $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                       --      3      3      3      3      3      3      3      3
----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                         $1.13  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.47  $1.28  $0.97  $1.60  $1.61  $1.47  $1.41  $1.33  $1.00
Accumulation unit value at end of period       $1.42  $1.47  $1.28  $0.97  $1.60  $1.61  $1.47  $1.41  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of
period                                         $0.94  $0.75  $0.58  $0.97  $1.12  $1.00     --     --     --
Accumulation unit value at end of period       $0.88  $0.94  $0.75  $0.58  $0.97  $1.12     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     51     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      665    866     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      651    503     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.86  $0.78  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.82  $0.86  $0.78  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        5      5    557    318    203     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.17  $0.97  $0.72  $1.15  $1.10  $1.00     --     --     --
Accumulation unit value at end of period       $1.08  $1.17  $0.97  $0.72  $1.15  $1.10     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.09  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      281    211     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.09  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,986  2,010     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      128    129     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,486  2,068     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       89     96     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.31  $1.88  $1.40  $2.07  $2.20  $1.85  $1.77  $1.50  $1.00
Accumulation unit value at end of period       $2.18  $2.31  $1.88  $1.40  $2.07  $2.20  $1.85  $1.77  $1.50
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.38  $1.12  $0.76  $1.41  $1.23  $1.00     --     --     --
Accumulation unit value at end of period       $1.17  $1.38  $1.12  $0.76  $1.41  $1.23     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1    127    169     82     48     --     --     --
----------------------------------------------------------------------------------------------------------------
WANGER USA (6/19/2006)
Accumulation unit value at beginning of
period                                         $1.14  $0.94  $0.67  $1.12  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $1.09  $1.14  $0.94  $0.67  $1.12  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1    109     92     61      8     --     --     --
----------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    39

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                         $1.10  $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period       $1.05  $1.10  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     54     54     55     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.74  $1.48  $0.98  $1.89  $1.60  $1.50  $1.46  $1.41  $1.00
Accumulation unit value at end of period       $1.31  $1.74  $1.48  $0.98  $1.89  $1.60  $1.50  $1.46  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.43  $1.28  $1.08  $1.85  $1.79  $1.55  $1.50  $1.36  $1.00
Accumulation unit value at end of period       $1.50  $1.43  $1.28  $1.08  $1.85  $1.79  $1.55  $1.50  $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                       --      6      6      6      6      6      6      6      4
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.06  $1.03  $0.78  $1.69  $1.62  $1.21  $1.05  $1.00     --
Accumulation unit value at end of period       $0.84  $1.06  $1.03  $0.78  $1.69  $1.62  $1.21  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                      292    237    255    278    206    225    116      2     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.49  $1.37  $1.01  $1.70  $1.52  $1.55  $1.37  $1.28  $1.00
Accumulation unit value at end of period       $1.42  $1.49  $1.37  $1.01  $1.70  $1.52  $1.55  $1.37  $1.28
Number of accumulation units outstanding at
end of period (000 omitted)                       --      6      6      6     23     23     23     23     22
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.20  $1.16  $1.07  $1.10  $1.02  $1.01  $1.01  $1.00     --
Accumulation unit value at end of period       $1.33  $1.20  $1.16  $1.07  $1.10  $1.02  $1.01  $1.01     --
Number of accumulation units outstanding at
end of period (000 omitted)                      294    315    311    278    402    422    276      4     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.36  $1.22  $0.92  $1.69  $1.46  $1.18  $1.06  $1.00     --
Accumulation unit value at end of period       $1.18  $1.36  $1.22  $0.92  $1.69  $1.46  $1.18  $1.06     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.01  $0.86  $0.67  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.99  $1.01  $0.86  $0.67  $0.90     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.03  $0.90  $0.68  $1.18  $0.99  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period       $1.03  $1.03  $0.90  $0.68  $1.18  $0.99  $1.04  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                      298    302    324    321    339    448    145      4     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.12  $1.00  $0.85  $1.17  $1.25  $1.07  $1.04  $1.00     --
Accumulation unit value at end of period       $1.11  $1.12  $1.00  $0.85  $1.17  $1.25  $1.07  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                       14     14     14     14     15     15     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.05  $1.06  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99  $1.00
Accumulation unit value at end of period       $1.04  $1.05  $1.06  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                       20     21     20     17     20     19     19      5      5
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.25  $1.17  $1.04  $1.12  $1.08  $1.05  $1.04  $1.01  $1.00
Accumulation unit value at end of period       $1.32  $1.25  $1.17  $1.04  $1.12  $1.08  $1.05  $1.04  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                       24     26     77     86     98     18      1      1      1
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.13  $1.85  $1.47  $2.50  $2.35  $1.99  $1.77  $1.52  $1.00
Accumulation unit value at end of period       $2.00  $2.13  $1.85  $1.47  $2.50  $2.35  $1.99  $1.77  $1.52
Number of accumulation units outstanding at
end of period (000 omitted)                      272    261    321    317    297    318    136     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.01  $0.87  $0.71  $1.25  $1.23  $1.08  $1.03  $1.00     --
Accumulation unit value at end of period       $1.05  $1.01  $0.87  $0.71  $1.25  $1.23  $1.08  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                       63     67     68     66     52     45     57      5     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                         $2.39  $2.02  $1.18  $2.57  $1.89  $1.43  $1.08  $1.00     --
Accumulation unit value at end of period       $1.86  $2.39  $2.02  $1.18  $2.57  $1.89  $1.43  $1.08     --
Number of accumulation units outstanding at
end of period (000 omitted)                      104     86    105    143    109    150     71      1     --
----------------------------------------------------------------------------------------------------------------



 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of
period                                         $1.17  $1.14  $1.08  $1.09  $1.03  $1.00     --     --     --
Accumulation unit value at end of period       $1.27  $1.17  $1.14  $1.08  $1.09  $1.03     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       19     20     72     47     60     13     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at beginning of
period                                         $1.25  $1.13  $0.80  $1.07  $1.07  $1.00     --     --     --
Accumulation unit value at end of period       $1.31  $1.25  $1.13  $0.80  $1.07  $1.07     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       96    100    107    118    120    111     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.44  $1.28  $0.84  $1.14  $1.13  $1.04  $1.01  $1.00     --
Accumulation unit value at end of period       $1.50  $1.44  $1.28  $0.84  $1.14  $1.13  $1.04  $1.01     --
Number of accumulation units outstanding at
end of period (000 omitted)                       59     62     68     78     82     79     68     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.39  $1.25  $0.89  $1.11  $1.09  $1.03  $1.01  $1.00     --
Accumulation unit value at end of period       $1.46  $1.39  $1.25  $0.89  $1.11  $1.09  $1.03  $1.01     --
Number of accumulation units outstanding at
end of period (000 omitted)                       13     14     64     49     53      8     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.35  $1.20  $0.95  $1.62  $1.46  $1.19  $1.06  $1.00     --
Accumulation unit value at end of period       $1.17  $1.35  $1.20  $0.95  $1.62  $1.46  $1.19  $1.06     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.37  $1.19  $0.88  $1.60  $1.57  $1.43  $1.33  $1.25  $1.00
Accumulation unit value at end of period       $1.31  $1.37  $1.19  $0.88  $1.60  $1.57  $1.43  $1.33  $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.01  $0.84  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.97  $1.01  $0.84  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       15     15    116     92     65     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.88  $0.79  $0.58  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.73  $0.88  $0.79  $0.58  $1.14     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.37  $1.10  $0.68  $1.25  $1.11  $1.13  $1.04  $1.00     --
Accumulation unit value at end of period       $1.15  $1.37  $1.10  $0.68  $1.25  $1.11  $1.13  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.91  $0.75  $0.54  $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.82  $0.91  $0.75  $0.54  $1.00     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.54  $1.36  $1.09  $1.76  $1.70  $1.49  $1.45  $1.33  $1.00
Accumulation unit value at end of period       $1.54  $1.54  $1.36  $1.09  $1.76  $1.70  $1.49  $1.45  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       17     74     74     74     78     79     80     49      3
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.09  $0.91  $0.73  $1.23  $1.25  $1.06  $1.03  $1.00     --
Accumulation unit value at end of period       $1.06  $1.09  $0.91  $0.73  $1.23  $1.25  $1.06  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.07  $1.06  $1.01  $1.06  $1.02  $0.99  $0.99  $0.99  $1.00
Accumulation unit value at end of period       $1.07  $1.07  $1.06  $1.01  $1.06  $1.02  $0.99  $0.99  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                       87     94     94    103    106    106    109     32      1
----------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.36  $1.09  $0.88  $1.24  $1.29  $1.10  $1.06  $1.00     --
Accumulation unit value at end of period       $1.26  $1.36  $1.09  $0.88  $1.24  $1.29  $1.10  $1.06     --
Number of accumulation units outstanding at
end of period (000 omitted)                        9      9     66     51     48     --     --     --     --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.98  $0.85  $0.72  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.84  $0.98  $0.85  $0.72  $1.10     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    41

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.17  $0.93  $0.70  $1.19  $1.19  $1.12  $1.04  $1.00     --
Accumulation unit value at end of period       $1.16  $1.17  $0.93  $0.70  $1.19  $1.19  $1.12  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.40  $1.09  $0.70  $1.21  $1.07  $1.05  $1.02  $1.00     --
Accumulation unit value at end of period       $1.27  $1.40  $1.09  $0.70  $1.21  $1.07  $1.05  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                       52     50     61     70     73     94     32      1     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.21  $1.06  $0.88  $1.27  $1.20  $1.05  $1.02  $1.00     --
Accumulation unit value at end of period       $1.29  $1.21  $1.06  $0.88  $1.27  $1.20  $1.05  $1.02     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.83  $0.77  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.70  $0.83  $0.77  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.17  $1.14  $0.88  $1.43  $1.40  $1.16  $1.05  $1.00     --
Accumulation unit value at end of period       $0.94  $1.17  $1.14  $0.88  $1.43  $1.40  $1.16  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.09  $1.01  $0.71  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.10  $1.09  $1.01  $0.71  $0.98     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        4      4     24     26     25     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.93  $1.68  $1.25  $2.22  $1.91  $1.74  $1.51  $1.33  $1.00
Accumulation unit value at end of period       $1.86  $1.93  $1.68  $1.25  $2.22  $1.91  $1.74  $1.51  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                      427    462    489    523    506    571    301     41      8
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.55  $1.27  $1.00  $1.93  $1.54  $1.47  $1.41  $1.38  $1.00
Accumulation unit value at end of period       $1.53  $1.55  $1.27  $1.00  $1.93  $1.54  $1.47  $1.41  $1.38
Number of accumulation units outstanding at
end of period (000 omitted)                        5      5      5      5      5      5      4     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.23  $1.16  $1.02  $1.07  $1.04  $1.01  $1.00  $1.00     --
Accumulation unit value at end of period       $1.30  $1.23  $1.16  $1.02  $1.07  $1.04  $1.01  $1.00     --
Number of accumulation units outstanding at
end of period (000 omitted)                      318    328    340    321    442    416    269     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.79  $2.20  $1.59  $2.67  $2.35  $2.12  $1.82  $1.48  $1.00
Accumulation unit value at end of period       $2.46  $2.79  $2.20  $1.59  $2.67  $2.35  $2.12  $1.82  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                       71    135    157    163    176    181    124     64     22
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.12  $1.91  $1.53  $2.77  $2.39  $2.06  $1.76  $1.57  $1.00
Accumulation unit value at end of period       $1.73  $2.12  $1.91  $1.53  $2.77  $2.39  $2.06  $1.76  $1.57
Number of accumulation units outstanding at
end of period (000 omitted)                       14     13     13     13     12     12      9      1     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.46  $1.22  $1.04  $1.83  $2.34  $1.96  $1.75  $1.35  $1.00
Accumulation unit value at end of period       $1.36  $1.46  $1.22  $1.04  $1.83  $2.34  $1.96  $1.75  $1.35
Number of accumulation units outstanding at
end of period (000 omitted)                        5     53     53     52     53     53     52     32      9
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.28  $1.15  $0.86  $1.24  $1.21  $1.03  $1.03  $1.00     --
Accumulation unit value at end of period       $1.29  $1.28  $1.15  $0.86  $1.24  $1.21  $1.03  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.16  $0.97  $0.84  $1.16  $1.21  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period       $1.21  $1.16  $0.97  $0.84  $1.16  $1.21  $1.05  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.30  $1.82  $1.43  $2.16  $2.24  $1.94  $1.81  $1.48  $1.00
Accumulation unit value at end of period       $2.19  $2.30  $1.82  $1.43  $2.16  $2.24  $1.94  $1.81  $1.48
Number of accumulation units outstanding at
end of period (000 omitted)                        2     19     19     19     19     19     19     11      4
----------------------------------------------------------------------------------------------------------------



 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.99  $1.58  $1.12  $1.97  $1.79  $1.67  $1.61  $1.47  $1.00
Accumulation unit value at end of period       $1.87  $1.99  $1.58  $1.12  $1.97  $1.79  $1.67  $1.61  $1.47
Number of accumulation units outstanding at
end of period (000 omitted)                       48     57     57     62     80     80     67     25     16
----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.56  $1.43  $1.15  $1.85  $1.81  $1.55  $1.42  $1.27  $1.00
Accumulation unit value at end of period       $1.53  $1.56  $1.43  $1.15  $1.85  $1.81  $1.55  $1.42  $1.27
Number of accumulation units outstanding at
end of period (000 omitted)                       76     85     87    106    113    115    111     44      1
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.11  $1.97  $1.46  $2.48  $2.18  $1.82  $1.67  $1.43  $1.00
Accumulation unit value at end of period       $1.86  $2.11  $1.97  $1.46  $2.48  $2.18  $1.82  $1.67  $1.43
Number of accumulation units outstanding at
end of period (000 omitted)                       --     25     25     25     26     26     26     14      1
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.69  $1.50  $1.28  $1.22  $1.11  $1.00  $1.05  $1.00     --
Accumulation unit value at end of period       $1.66  $1.69  $1.50  $1.28  $1.22  $1.11  $1.00  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                       90     89    115    120    175    155     92      1     --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.06  $1.00  $0.77  $1.36  $1.35  $1.12  $1.04  $1.00     --
Accumulation unit value at end of period       $0.98  $1.06  $1.00  $0.77  $1.36  $1.35  $1.12  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.37  $1.11  $0.84  $1.36  $1.33  $1.16  $1.04  $1.00     --
Accumulation unit value at end of period       $1.27  $1.37  $1.11  $0.84  $1.36  $1.33  $1.16  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                      146    140    178    179    191    188     84      2     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.78  $0.70  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.80  $0.78  $0.70  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.35  $1.28  $0.88  $1.84  $1.84  $1.65  $1.59  $1.45  $1.00
Accumulation unit value at end of period       $1.29  $1.35  $1.28  $0.88  $1.84  $1.84  $1.65  $1.59  $1.45
Number of accumulation units outstanding at
end of period (000 omitted)                       30     35     33     36     43     40     45     24     20
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.80  $0.71  $0.59  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.73  $0.80  $0.71  $0.59  $1.05     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.85  $1.58  $1.13  $2.16  $1.98  $1.73  $1.60  $1.41  $1.00
Accumulation unit value at end of period       $1.69  $1.85  $1.58  $1.13  $2.16  $1.98  $1.73  $1.60  $1.41
Number of accumulation units outstanding at
end of period (000 omitted)                        8      8      8      9     10     10      4      4      1
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                         $1.08  $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --
Accumulation unit value at end of period       $1.06  $1.08  $1.00  $0.79  $1.15  $1.08     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.94  $0.91  $0.72  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.97  $0.94  $0.91  $0.72  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.91  $0.82  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.83  $0.91  $0.82  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       10     10     86     46     34     --     --     --     --
----------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.30  $1.16  $0.90  $1.28  $1.19  $1.09  $1.03  $1.00     --
Accumulation unit value at end of period       $1.20  $1.30  $1.16  $0.90  $1.28  $1.19  $1.09  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                        7      7      7      7      7      6      8      1     --
----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.07  $0.94  $0.74  $1.17  $1.21  $1.06  $1.03  $1.00     --
Accumulation unit value at end of period       $1.04  $1.07  $0.94  $0.74  $1.17  $1.21  $1.06  $1.03     --
Number of accumulation units outstanding at
end of period (000 omitted)                      605    588    650    645    666    707    335      6     --
----------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    43

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.95  $0.84  $0.63  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.88  $0.95  $0.84  $0.63  $1.06     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       14     14    102     87     81     --     --     --     --
----------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.05  $0.85  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.05  $1.05  $0.85  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.52  $1.38  $1.00  $1.61  $1.47  $1.39  $1.35  $1.25  $1.00
Accumulation unit value at end of period       $1.51  $1.52  $1.38  $1.00  $1.61  $1.47  $1.39  $1.35  $1.25
Number of accumulation units outstanding at
end of period (000 omitted)                       --      6      6      6      6      6      6      6      4
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.21  $1.65  $1.02  $1.72  $1.70  $1.52  $1.47  $1.40  $1.00
Accumulation unit value at end of period       $1.95  $2.21  $1.65  $1.02  $1.72  $1.70  $1.52  $1.47  $1.40
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --      2      2      2      2      1
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.42  $1.31  $1.13  $1.47  $1.43  $1.30  $1.29  $1.17  $1.00
Accumulation unit value at end of period       $1.42  $1.42  $1.31  $1.13  $1.47  $1.43  $1.30  $1.29  $1.17
Number of accumulation units outstanding at
end of period (000 omitted)                        8     15     15     16     17     16     16     12      6
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.88  $2.57  $1.96  $3.19  $2.54  $1.96  $1.71  $1.33  $1.00
Accumulation unit value at end of period       $3.03  $2.88  $2.57  $1.96  $3.19  $2.54  $1.96  $1.71  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                        1      1      1      1      1      2      1     --     --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.79  $0.65  $0.47  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.70  $0.79  $0.65  $0.47  $0.85     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        4      4     20     39     13     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.20  $0.92  $0.59  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.10  $1.20  $0.92  $0.59  $1.12     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.34  $1.04  $0.82  $1.35  $1.65  $1.21  $1.05  $1.00     --
Accumulation unit value at end of period       $1.39  $1.34  $1.04  $0.82  $1.35  $1.65  $1.21  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                       13     14     17     17     11     13     14     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.45  $1.35  $0.95  $1.77  $1.57  $1.48  $1.43  $1.36  $1.00
Accumulation unit value at end of period       $1.41  $1.45  $1.35  $0.95  $1.77  $1.57  $1.48  $1.43  $1.36
Number of accumulation units outstanding at
end of period (000 omitted)                      223    234    237    254    250    299    199     32      8
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.29  $2.00  $1.46  $2.47  $2.36  $2.04  $1.81  $1.54  $1.00
Accumulation unit value at end of period       $2.07  $2.29  $2.00  $1.46  $2.47  $2.36  $2.04  $1.81  $1.54
Number of accumulation units outstanding at
end of period (000 omitted)                        7      7      7      7      7      7      7      6     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.56  $1.38  $1.18  $1.40  $1.29  $1.22  $1.21  $1.13  $1.00
Accumulation unit value at end of period       $1.55  $1.56  $1.38  $1.18  $1.40  $1.29  $1.22  $1.21  $1.13
Number of accumulation units outstanding at
end of period (000 omitted)                      281    280    328    327    389    367    272     42      2
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $0.40  $0.35  $0.29  $1.35  $1.37  $1.27  $1.27  $1.18  $1.00
Accumulation unit value at end of period       $0.39  $0.40  $0.35  $0.29  $1.35  $1.37  $1.27  $1.27  $1.18
Number of accumulation units outstanding at
end of period (000 omitted)                        6      6      6      7      8      8      8      8      1
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.16  $1.77  $1.31  $2.15  $2.21  $1.95  $1.80  $1.53  $1.00
Accumulation unit value at end of period       $2.08  $2.16  $1.77  $1.31  $2.15  $2.21  $1.95  $1.80  $1.53
Number of accumulation units outstanding at
end of period (000 omitted)                        7     24     24     25     25     25     21     15      5
----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of
period                                         $1.15  $1.03  $0.86  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period       $1.16  $1.15  $1.03  $0.86  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        9     10     59     68     72     --     --     --     --
----------------------------------------------------------------------------------------------------------------



 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.19  $1.17  $0.94  $1.15  $1.18  $1.16  $1.04  $1.00     --
Accumulation unit value at end of period       $1.16  $1.19  $1.17  $0.94  $1.15  $1.18  $1.16  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.42  $1.25  $0.98  $1.62  $1.74  $1.52  $1.47  $1.34  $1.00
Accumulation unit value at end of period       $1.33  $1.42  $1.25  $0.98  $1.62  $1.74  $1.52  $1.47  $1.34
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.76  $1.62  $1.32  $2.38  $2.23  $1.77  $1.60  $1.39  $1.00
Accumulation unit value at end of period       $1.44  $1.76  $1.62  $1.32  $2.38  $2.23  $1.77  $1.60  $1.39
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                         $1.13  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --      9     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                         $1.46  $1.27  $0.97  $1.60  $1.61  $1.46  $1.41  $1.33  $1.00
Accumulation unit value at end of period       $1.42  $1.46  $1.27  $0.97  $1.60  $1.61  $1.46  $1.41  $1.33
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.07  $0.86  $0.67  $1.11  $1.29  $1.11  $1.05  $1.00     --
Accumulation unit value at end of period       $1.01  $1.07  $0.86  $0.67  $1.11  $1.29  $1.11  $1.05     --
Number of accumulation units outstanding at
end of period (000 omitted)                        9      8      9      9      8      7     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.12  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       10     10     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.06  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of
period                                         $0.86  $0.78  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period       $0.82  $0.86  $0.78  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       16     16    122     74     61     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.25  $1.04  $0.77  $1.24  $1.18  $1.03  $1.04  $1.00     --
Accumulation unit value at end of period       $1.16  $1.25  $1.04  $0.77  $1.24  $1.18  $1.03  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.09  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.09  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       11     11     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       66     66     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    45

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                             2011   2010   2009   2008   2007   2006   2005   2004   2003
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.08  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                    1,108  1,113     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                         $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period       $1.07  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                       --     --     --     --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                         $2.30  $1.88  $1.39  $2.06  $2.20  $1.85  $1.77  $1.50  $1.00
Accumulation unit value at end of period       $2.17  $2.30  $1.88  $1.39  $2.06  $2.20  $1.85  $1.77  $1.50
Number of accumulation units outstanding at
end of period (000 omitted)                      113    107    122    127    141    157     76      2     --
----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.98  $1.61  $1.09  $2.02  $1.76  $1.30  $1.09  $1.00     --
Accumulation unit value at end of period       $1.67  $1.98  $1.61  $1.09  $2.02  $1.76  $1.30  $1.09     --
Number of accumulation units outstanding at
end of period (000 omitted)                      133    118    146    180    150    187    100      2     --
----------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of
period                                         $1.29  $1.06  $0.75  $1.26  $1.22  $1.14  $1.04  $1.00     --
Accumulation unit value at end of period       $1.23  $1.29  $1.06  $0.75  $1.26  $1.22  $1.14  $1.04     --
Number of accumulation units outstanding at
end of period (000 omitted)                      133    136    170    176    172    174     79      1     --
----------------------------------------------------------------------------------------------------------------






 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of period      $1.10  $1.01  $0.82  $1.00     --     --     --     --     --
Accumulation unit value at end of period            $1.05  $1.10  $1.01  $0.82     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   83     90     89     89     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period      $1.73  $1.48  $0.98  $1.89  $1.60  $1.49  $1.46  $1.41  $1.00
Accumulation unit value at end of period            $1.31  $1.73  $1.48  $0.98  $1.89  $1.60  $1.49  $1.46  $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --      8      8     12     12     12      8
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period      $1.44  $1.29  $1.09  $1.86  $1.80  $1.56  $1.51  $1.37  $1.00
Accumulation unit value at end of period            $1.50  $1.44  $1.29  $1.09  $1.86  $1.80  $1.56  $1.51  $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                  145    198    203    228    228    234    229    227     35
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period      $1.06  $1.03  $0.78  $1.68  $1.62  $1.21  $1.05  $1.00     --
Accumulation unit value at end of period            $0.84  $1.06  $1.03  $0.78  $1.68  $1.62  $1.21  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  322    324    523    629    437    378    220     16     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period      $1.48  $1.37  $1.01  $1.70  $1.52  $1.55  $1.37  $1.28  $1.00
Accumulation unit value at end of period            $1.41  $1.48  $1.37  $1.01  $1.70  $1.52  $1.55  $1.37  $1.28
Number of accumulation units outstanding at end of
period (000 omitted)                                   17     19     19     38     28     29     27     35      2
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period      $1.20  $1.16  $1.06  $1.10  $1.01  $1.01  $1.01  $1.00     --
Accumulation unit value at end of period            $1.32  $1.20  $1.16  $1.06  $1.10  $1.01  $1.01  $1.01     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  226    292    304    254    399    439    315     16     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period      $1.35  $1.21  $0.92  $1.69  $1.45  $1.18  $1.06  $1.00     --
Accumulation unit value at end of period            $1.17  $1.35  $1.21  $0.92  $1.69  $1.45  $1.18  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of period      $1.01  $0.86  $0.67  $0.90  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.98  $1.01  $0.86  $0.67  $0.90     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period      $1.03  $0.90  $0.68  $1.18  $0.99  $1.04  $1.03  $1.00     --
Accumulation unit value at end of period            $1.02  $1.03  $0.90  $0.68  $1.18  $0.99  $1.04  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  415    519    571    588    622    935    387     37     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period      $1.11  $1.00  $0.85  $1.17  $1.25  $1.07  $1.04  $1.00     --
Accumulation unit value at end of period            $1.11  $1.11  $1.00  $0.85  $1.17  $1.25  $1.07  $1.04     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     28     28     28     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period      $1.05  $1.06  $1.07  $1.06  $1.03  $1.00  $0.98  $0.99  $1.00
Accumulation unit value at end of period            $1.03  $1.05  $1.06  $1.07  $1.06  $1.03  $1.00  $0.98  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                  103    104    254    213    188     40    199    174      5
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period      $1.25  $1.17  $1.03  $1.12  $1.08  $1.05  $1.04  $1.01  $1.00
Accumulation unit value at end of period            $1.31  $1.25  $1.17  $1.03  $1.12  $1.08  $1.05  $1.04  $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                  158    529  1,133  1,126  1,013    601    320    332    119
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period      $2.12  $1.84  $1.47  $2.50  $2.34  $1.98  $1.77  $1.52  $1.00
Accumulation unit value at end of period            $1.99  $2.12  $1.84  $1.47  $2.50  $2.34  $1.98  $1.77  $1.52
Number of accumulation units outstanding at end of
period (000 omitted)                                  243    333    649    677    538    457    183     20     14
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.01  $0.87  $0.71  $1.25  $1.23  $1.08  $1.03  $1.00     --
Accumulation unit value at end of period            $1.05  $1.01  $0.87  $0.71  $1.25  $1.23  $1.08  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  202    234    247    236    242    277    276     37     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $2.38  $2.02  $1.17  $2.57  $1.89  $1.43  $1.08  $1.00     --
Accumulation unit value at end of period            $1.86  $2.38  $2.02  $1.17  $2.57  $1.89  $1.43  $1.08     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  105    105    201    315    221    260    146     16     --
---------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    47

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of period      $1.17  $1.14  $1.08  $1.09  $1.03  $1.00     --     --     --
Accumulation unit value at end of period            $1.27  $1.17  $1.14  $1.08  $1.09  $1.03     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   39     50    414    231    250    170     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at beginning of period      $1.25  $1.13  $0.80  $1.07  $1.07  $1.00     --     --     --
Accumulation unit value at end of period            $1.31  $1.25  $1.13  $0.80  $1.07  $1.07     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   54     61     65     72     84    101     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.43  $1.28  $0.84  $1.14  $1.13  $1.04  $1.01  $1.00     --
Accumulation unit value at end of period            $1.50  $1.43  $1.28  $0.84  $1.14  $1.13  $1.04  $1.01     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   18     23     24     27     31     30     17     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.39  $1.24  $0.89  $1.11  $1.09  $1.03  $1.01  $1.00     --
Accumulation unit value at end of period            $1.46  $1.39  $1.24  $0.89  $1.11  $1.09  $1.03  $1.01     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   17     22    326    244    213     92     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.35  $1.20  $0.95  $1.62  $1.46  $1.19  $1.06  $1.00     --
Accumulation unit value at end of period            $1.16  $1.35  $1.20  $0.95  $1.62  $1.46  $1.19  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period      $1.37  $1.18  $0.87  $1.59  $1.57  $1.43  $1.33  $1.25  $1.00
Accumulation unit value at end of period            $1.30  $1.37  $1.18  $0.87  $1.59  $1.57  $1.43  $1.33  $1.25
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     12     13     13     13     13     13     13
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of period      $1.01  $0.84  $0.67  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.97  $1.01  $0.84  $0.67  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    9     20    688    561    350     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of period      $0.88  $0.79  $0.58  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.73  $0.88  $0.79  $0.58  $1.14     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.37  $1.10  $0.68  $1.25  $1.11  $1.13  $1.04  $1.00     --
Accumulation unit value at end of period            $1.14  $1.37  $1.10  $0.68  $1.25  $1.11  $1.13  $1.04     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period      $0.91  $0.75  $0.54  $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.82  $0.91  $0.75  $0.54  $1.00     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period      $1.53  $1.35  $1.09  $1.75  $1.69  $1.49  $1.45  $1.33  $1.00
Accumulation unit value at end of period            $1.54  $1.53  $1.35  $1.09  $1.75  $1.69  $1.49  $1.45  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                  372    427    426    463    471    469    465    433     72
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.08  $0.91  $0.73  $1.23  $1.25  $1.06  $1.03  $1.00     --
Accumulation unit value at end of period            $1.05  $1.08  $0.91  $0.73  $1.23  $1.25  $1.06  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period      $1.07  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99  $1.00
Accumulation unit value at end of period            $1.07  $1.07  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99
Number of accumulation units outstanding at end of
period (000 omitted)                                  321    386    457    440    396    502    485    348    271
---------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (11/15/2004)
Accumulation unit value at beginning of period      $1.36  $1.09  $0.88  $1.24  $1.29  $1.10  $1.06  $1.00     --
Accumulation unit value at end of period            $1.26  $1.36  $1.09  $0.88  $1.24  $1.29  $1.10  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    4     10    399    330    261     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of period      $0.98  $0.85  $0.72  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.84  $0.98  $0.85  $0.72  $1.10     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------



 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.17  $0.93  $0.70  $1.19  $1.19  $1.12  $1.04  $1.00     --
Accumulation unit value at end of period            $1.15  $1.17  $0.93  $0.70  $1.19  $1.19  $1.12  $1.04     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    7      7      7      7      7      7      7     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.39  $1.09  $0.70  $1.21  $1.07  $1.05  $1.02  $1.00     --
Accumulation unit value at end of period            $1.26  $1.39  $1.09  $0.70  $1.21  $1.07  $1.05  $1.02     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   75     88    111    133    139    201     95     11     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.20  $1.06  $0.88  $1.27  $1.20  $1.05  $1.02  $1.00     --
Accumulation unit value at end of period            $1.29  $1.20  $1.06  $0.88  $1.27  $1.20  $1.05  $1.02     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    7      7      7      7      7      7      8     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period      $0.83  $0.77  $0.62  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.70  $0.83  $0.77  $0.62  $1.09     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.17  $1.14  $0.88  $1.43  $1.40  $1.16  $1.05  $1.00     --
Accumulation unit value at end of period            $0.94  $1.17  $1.14  $0.88  $1.43  $1.40  $1.16  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of period      $1.08  $1.01  $0.71  $0.98  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.10  $1.08  $1.01  $0.71  $0.98     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   11     14    191    151    104     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period      $1.93  $1.67  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33  $1.00
Accumulation unit value at end of period            $1.85  $1.93  $1.67  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                1,138  1,468  1,598  1,905  1,920  2,109  1,681  1,343    177
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period      $1.54  $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38  $1.00
Accumulation unit value at end of period            $1.52  $1.54  $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                   59     79     80     79     78     79     80     80      3
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.23  $1.16  $1.01  $1.07  $1.04  $1.01  $1.00  $1.00     --
Accumulation unit value at end of period            $1.30  $1.23  $1.16  $1.01  $1.07  $1.04  $1.01  $1.00     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  197    248    469    420    501    323    200      6     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period      $2.78  $2.19  $1.59  $2.67  $2.34  $2.11  $1.82  $1.48  $1.00
Accumulation unit value at end of period            $2.45  $2.78  $2.19  $1.59  $2.67  $2.34  $2.11  $1.82  $1.48
Number of accumulation units outstanding at end of
period (000 omitted)                                  181    231    335    379    342    334    251    248     58
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period      $2.11  $1.90  $1.53  $2.76  $2.39  $2.06  $1.75  $1.57  $1.00
Accumulation unit value at end of period            $1.72  $2.11  $1.90  $1.53  $2.76  $2.39  $2.06  $1.75  $1.57
Number of accumulation units outstanding at end of
period (000 omitted)                                  153    150    155    156    156    167    157    112      4
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period      $1.49  $1.25  $1.06  $1.87  $2.40  $2.01  $1.80  $1.38  $1.00
Accumulation unit value at end of period            $1.39  $1.49  $1.25  $1.06  $1.87  $2.40  $2.01  $1.80  $1.38
Number of accumulation units outstanding at end of
period (000 omitted)                                   21     24     27     27     30     28     24     25     18
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.27  $1.15  $0.86  $1.24  $1.21  $1.03  $1.03  $1.00     --
Accumulation unit value at end of period            $1.29  $1.27  $1.15  $0.86  $1.24  $1.21  $1.03  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.15  $0.97  $0.84  $1.16  $1.21  $1.05  $1.03  $1.00     --
Accumulation unit value at end of period            $1.21  $1.15  $0.97  $0.84  $1.16  $1.21  $1.05  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period      $2.30  $1.81  $1.42  $2.15  $2.24  $1.94  $1.81  $1.48  $1.00
Accumulation unit value at end of period            $2.18  $2.30  $1.81  $1.42  $2.15  $2.24  $1.94  $1.81  $1.48
Number of accumulation units outstanding at end of
period (000 omitted)                                  107    112    112    113    116    154    154    152      8
---------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    49

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period      $1.99  $1.58  $1.11  $1.96  $1.79  $1.67  $1.61  $1.47  $1.00
Accumulation unit value at end of period            $1.86  $1.99  $1.58  $1.11  $1.96  $1.79  $1.67  $1.61  $1.47
Number of accumulation units outstanding at end of
period (000 omitted)                                  271    270    288    337    326    327    321    277     71
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period      $1.56  $1.42  $1.14  $1.84  $1.80  $1.54  $1.42  $1.27  $1.00
Accumulation unit value at end of period            $1.52  $1.56  $1.42  $1.14  $1.84  $1.80  $1.54  $1.42  $1.27
Number of accumulation units outstanding at end of
period (000 omitted)                                  421    643    627    690    778    936    868    842    171
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period      $2.14  $2.00  $1.48  $2.52  $2.21  $1.84  $1.70  $1.45  $1.00
Accumulation unit value at end of period            $1.89  $2.14  $2.00  $1.48  $2.52  $2.21  $1.84  $1.70  $1.45
Number of accumulation units outstanding at end of
period (000 omitted)                                  121    126    132    133    134    137    139    135     17
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.69  $1.49  $1.28  $1.22  $1.11  $1.00  $1.05  $1.00     --
Accumulation unit value at end of period            $1.65  $1.69  $1.49  $1.28  $1.22  $1.11  $1.00  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   88    100    278    281    335    257    120      5     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.06  $1.00  $0.77  $1.36  $1.35  $1.12  $1.04  $1.00     --
Accumulation unit value at end of period            $0.97  $1.06  $1.00  $0.77  $1.36  $1.35  $1.12  $1.04     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.37  $1.11  $0.84  $1.36  $1.33  $1.16  $1.04  $1.00     --
Accumulation unit value at end of period            $1.26  $1.37  $1.11  $0.84  $1.36  $1.33  $1.16  $1.04     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  196    229    409    452    461    425    200     20     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of period      $0.78  $0.70  $0.58  $0.94  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.80  $0.78  $0.70  $0.58  $0.94     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period      $1.34  $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45  $1.00
Accumulation unit value at end of period            $1.28  $1.34  $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45
Number of accumulation units outstanding at end of
period (000 omitted)                                  170    211    226    248    238    256    245    136     19
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period      $0.80  $0.71  $0.59  $1.05  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.73  $0.80  $0.71  $0.59  $1.05     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period      $1.84  $1.58  $1.13  $2.16  $1.98  $1.72  $1.60  $1.41  $1.00
Accumulation unit value at end of period            $1.68  $1.84  $1.58  $1.13  $2.16  $1.98  $1.72  $1.60  $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                    9     31     39     40     41     45     46     44     15
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period      $1.08  $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --
Accumulation unit value at end of period            $1.06  $1.08  $1.00  $0.79  $1.15  $1.08     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period      $0.94  $0.91  $0.72  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.96  $0.94  $0.91  $0.72  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period      $0.90  $0.81  $0.61  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.83  $0.90  $0.81  $0.61  $1.04     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    5     12    527    283    171     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.30  $1.15  $0.90  $1.28  $1.19  $1.09  $1.03  $1.00     --
Accumulation unit value at end of period            $1.20  $1.30  $1.15  $0.90  $1.28  $1.19  $1.09  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   33     35     36     36     50     58     56     11     --
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.07  $0.94  $0.74  $1.17  $1.21  $1.06  $1.03  $1.00     --
Accumulation unit value at end of period            $1.03  $1.07  $0.94  $0.74  $1.17  $1.21  $1.06  $1.03     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  709    842  1,119  1,223  1,217  1,213    648     56     --
---------------------------------------------------------------------------------------------------------------------



 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period      $0.95  $0.84  $0.63  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.88  $0.95  $0.84  $0.63  $1.06     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    9     20    603    570    445     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of period      $1.05  $0.85  $0.60  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.05  $1.05  $0.85  $0.60  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period      $1.52  $1.37  $1.00  $1.61  $1.47  $1.39  $1.35  $1.25  $1.00
Accumulation unit value at end of period            $1.50  $1.52  $1.37  $1.00  $1.61  $1.47  $1.39  $1.35  $1.25
Number of accumulation units outstanding at end of
period (000 omitted)                                   23     81     83     85     87     87     80     78     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period      $2.20  $1.64  $1.02  $1.71  $1.70  $1.52  $1.47  $1.40  $1.00
Accumulation unit value at end of period            $1.94  $2.20  $1.64  $1.02  $1.71  $1.70  $1.52  $1.47  $1.40
Number of accumulation units outstanding at end of
period (000 omitted)                                   43     77     79     81     83     83     82     70     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period      $1.41  $1.31  $1.13  $1.47  $1.43  $1.30  $1.28  $1.17  $1.00
Accumulation unit value at end of period            $1.42  $1.41  $1.31  $1.13  $1.47  $1.43  $1.30  $1.28  $1.17
Number of accumulation units outstanding at end of
period (000 omitted)                                  771  1,036  1,001  1,060  1,199  1,378  1,378  1,360    227
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period      $2.87  $2.56  $1.96  $3.19  $2.53  $1.96  $1.70  $1.33  $1.00
Accumulation unit value at end of period            $3.02  $2.87  $2.56  $1.96  $3.19  $2.53  $1.96  $1.70  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                    2      2      2      2      2      2      2      2     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period      $0.78  $0.65  $0.47  $0.85  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.70  $0.78  $0.65  $0.47  $0.85     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1      3    141    222     94     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period      $1.20  $0.92  $0.59  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.09  $1.20  $0.92  $0.59  $1.12     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.33  $1.04  $0.82  $1.34  $1.65  $1.21  $1.05  $1.00     --
Accumulation unit value at end of period            $1.39  $1.33  $1.04  $0.82  $1.34  $1.65  $1.21  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    2      2      3      8      7      7      2      1     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period      $1.45  $1.34  $0.95  $1.76  $1.57  $1.48  $1.43  $1.36  $1.00
Accumulation unit value at end of period            $1.41  $1.45  $1.34  $0.95  $1.76  $1.57  $1.48  $1.43  $1.36
Number of accumulation units outstanding at end of
period (000 omitted)                                  852    934    954  1,076  1,042  1,092    952    756    166
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period      $2.28  $2.00  $1.45  $2.47  $2.36  $2.04  $1.81  $1.54  $1.00
Accumulation unit value at end of period            $2.06  $2.28  $2.00  $1.45  $2.47  $2.36  $2.04  $1.81  $1.54
Number of accumulation units outstanding at end of
period (000 omitted)                                   35     52     53     77     79     84     60     54      1
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period      $1.56  $1.37  $1.18  $1.39  $1.29  $1.22  $1.21  $1.13  $1.00
Accumulation unit value at end of period            $1.55  $1.56  $1.37  $1.18  $1.39  $1.29  $1.22  $1.21  $1.13
Number of accumulation units outstanding at end of
period (000 omitted)                                  492    637    996  1,034  1,099  1,014    877    569    137
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period      $0.40  $0.35  $0.28  $1.35  $1.37  $1.27  $1.26  $1.18  $1.00
Accumulation unit value at end of period            $0.38  $0.40  $0.35  $0.28  $1.35  $1.37  $1.27  $1.26  $1.18
Number of accumulation units outstanding at end of
period (000 omitted)                                   31     47     54     40     42     48     44     47     26
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period      $2.15  $1.77  $1.31  $2.14  $2.20  $1.95  $1.80  $1.53  $1.00
Accumulation unit value at end of period            $2.07  $2.15  $1.77  $1.31  $2.14  $2.20  $1.95  $1.80  $1.53
Number of accumulation units outstanding at end of
period (000 omitted)                                  196    226    229    236    239    235    225    225     28
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of period      $1.15  $1.03  $0.86  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period            $1.15  $1.15  $1.03  $0.86  $1.03     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   14     19    297    420    376     --     --     --     --
---------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    51

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.18  $1.17  $0.94  $1.15  $1.17  $1.16  $1.04  $1.00     --
Accumulation unit value at end of period            $1.15  $1.18  $1.17  $0.94  $1.15  $1.17  $1.16  $1.04     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period      $1.41  $1.25  $0.98  $1.61  $1.74  $1.52  $1.47  $1.34  $1.00
Accumulation unit value at end of period            $1.33  $1.41  $1.25  $0.98  $1.61  $1.74  $1.52  $1.47  $1.34
Number of accumulation units outstanding at end of
period (000 omitted)                                   15     15     17     17     17     17     17     17      7
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period      $1.75  $1.62  $1.31  $2.38  $2.22  $1.76  $1.59  $1.39  $1.00
Accumulation unit value at end of period            $1.44  $1.75  $1.62  $1.31  $2.38  $2.22  $1.76  $1.59  $1.39
Number of accumulation units outstanding at end of
period (000 omitted)                                    6      6      6      6      6      6      6      5      2
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of period      $1.13  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06  $1.13     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period      $1.46  $1.27  $0.97  $1.59  $1.61  $1.46  $1.41  $1.33  $1.00
Accumulation unit value at end of period            $1.41  $1.46  $1.27  $0.97  $1.59  $1.61  $1.46  $1.41  $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.07  $0.86  $0.66  $1.11  $1.29  $1.11  $1.05  $1.00     --
Accumulation unit value at end of period            $1.01  $1.07  $0.86  $0.66  $1.11  $1.29  $1.11  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   12     13     14     30     28    100     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period      $1.12  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07  $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period      $1.12  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07  $1.12     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  944  1,488     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period      $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period      $1.04  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.06  $1.04     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   22    137     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period      $0.86  $0.78  $0.60  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period            $0.81  $0.86  $0.78  $0.60  $0.99     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   11     25    764    492    332     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period      $1.25  $1.04  $0.77  $1.24  $1.18  $1.03  $1.04  $1.00     --
Accumulation unit value at end of period            $1.15  $1.25  $1.04  $0.77  $1.24  $1.18  $1.03  $1.04     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period      $1.09  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08  $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   60     21     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period      $1.09  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08  $1.09     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                2,636  2,685     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period      $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   --     --     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------



 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                  2011   2010   2009   2008   2007   2006   2005   2004   2003
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period      $1.11  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.08  $1.11     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                2,875  2,945     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period      $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  301    323     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period      $1.07  $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period            $1.07  $1.07     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                   61     62     --     --     --     --     --     --     --
---------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period      $2.30  $1.87  $1.39  $2.06  $2.19  $1.85  $1.77  $1.49  $1.00
Accumulation unit value at end of period            $2.16  $2.30  $1.87  $1.39  $2.06  $2.19  $1.85  $1.77  $1.49
Number of accumulation units outstanding at end of
period (000 omitted)                                  166    190    223    240    272    285    204     36      4
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period      $1.97  $1.60  $1.08  $2.02  $1.76  $1.30  $1.09  $1.00     --
Accumulation unit value at end of period            $1.66  $1.97  $1.60  $1.08  $2.02  $1.76  $1.30  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  162    177    328    430    335    362    220     22     --
---------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period      $1.28  $1.05  $0.75  $1.26  $1.21  $1.14  $1.04  $1.00     --
Accumulation unit value at end of period            $1.22  $1.28  $1.05  $0.75  $1.26  $1.21  $1.14  $1.04     --
Number of accumulation units outstanding at end of
period (000 omitted)                                  136    171    332    339    311    253    146     15     --
---------------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    53

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of period   $1.10  $1.01  $0.82  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05  $1.10  $1.01  $0.82     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period   $1.72  $1.47  $0.98  $1.88  $1.59  $1.49  $1.46  $1.41  $1.00     --
Accumulation unit value at end of period         $1.30  $1.72  $1.47  $0.98  $1.88  $1.59  $1.49  $1.46  $1.41     --
Number of accumulation units outstanding at end
of period (000 omitted)                              4      4      3      3      3      3      4      4     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period   $1.43  $1.29  $1.08  $1.85  $1.79  $1.55  $1.51  $1.37  $1.00     --
Accumulation unit value at end of period         $1.50  $1.43  $1.29  $1.08  $1.85  $1.79  $1.55  $1.51  $1.37     --
Number of accumulation units outstanding at end
of period (000 omitted)                              6      8     12     13     16     19     23     15      4     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (6/19/2006)
Accumulation unit value at beginning of period   $0.81  $0.79  $0.59  $1.29  $1.24  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.64  $0.81  $0.79  $0.59  $1.29  $1.24     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             10     10    215    243    158     87     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of period   $1.47  $1.36  $1.01  $1.70  $1.51  $1.55  $1.36  $1.28  $1.00     --
Accumulation unit value at end of period         $1.41  $1.47  $1.36  $1.01  $1.70  $1.51  $1.55  $1.36  $1.28     --
Number of accumulation units outstanding at end
of period (000 omitted)                              6     60     72     85     91    105    109    110     37     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (11/4/1998)
Accumulation unit value at beginning of period   $1.14  $1.01  $0.87  $1.35  $1.37  $1.19  $1.15  $1.03  $0.81  $1.02
Accumulation unit value at end of period         $1.16  $1.14  $1.01  $0.87  $1.35  $1.37  $1.19  $1.15  $1.03  $0.81
Number of accumulation units outstanding at end
of period (000 omitted)                             45     58     62     80    119    190    239    256    318    389
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (6/19/2006)
Accumulation unit value at beginning of period   $1.20  $1.16  $1.07  $1.10  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.32  $1.20  $1.16  $1.07  $1.10  $1.02     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (6/19/2006)
Accumulation unit value at beginning of period   $1.13  $1.01  $0.77  $1.41  $1.21  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.97  $1.13  $1.01  $0.77  $1.41  $1.21     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of period   $1.00  $0.86  $0.67  $0.90  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.98  $1.00  $0.86  $0.67  $0.90     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (6/19/2006)
Accumulation unit value at beginning of period   $1.07  $0.94  $0.71  $1.23  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.07  $0.94  $0.71  $1.23  $1.03     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             30     30     30     30     30    186     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (11/4/1998)
Accumulation unit value at beginning of period   $1.68  $1.51  $1.27  $1.76  $1.89  $1.61  $1.56  $1.38  $1.09  $1.26
Accumulation unit value at end of period         $1.68  $1.68  $1.51  $1.27  $1.76  $1.89  $1.61  $1.56  $1.38  $1.09
Number of accumulation units outstanding at end
of period (000 omitted)                             29     41     45     56     66     81    136    144    168    184
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (6/19/2006)
Accumulation unit value at beginning of period   $1.02  $0.92  $0.78  $1.08  $1.15  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.02  $1.02  $0.92  $0.78  $1.08  $1.15     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of period   $1.24  $1.12  $0.91  $1.32  $1.31  $1.16  $1.14  $1.05  $0.89  $1.03
Accumulation unit value at end of period         $1.25  $1.24  $1.12  $0.91  $1.32  $1.31  $1.16  $1.14  $1.05  $0.89
Number of accumulation units outstanding at end
of period (000 omitted)                            298    329    342    390    572    737  1,170  1,724  2,090  2,318
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of period   $1.12  $1.14  $1.15  $1.14  $1.10  $1.07  $1.06  $1.06  $1.07  $1.08
Accumulation unit value at end of period         $1.10  $1.12  $1.14  $1.15  $1.14  $1.10  $1.07  $1.06  $1.06  $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                            197    206    192    149    224    273    379     45     41     47
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of period   $1.42  $1.33  $1.18  $1.28  $1.23  $1.20  $1.19  $1.15  $1.12  $1.08
Accumulation unit value at end of period         $1.50  $1.42  $1.33  $1.18  $1.28  $1.23  $1.20  $1.19  $1.15  $1.12
Number of accumulation units outstanding at end
of period (000 omitted)                            151    166    590    598    761    702    548    664    701    794
-------------------------------------------------------------------------------------------------------------------------



 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period   $2.12  $1.84  $1.46  $2.49  $2.34  $1.98  $1.77  $1.52  $1.00     --
Accumulation unit value at end of period         $1.98  $2.12  $1.84  $1.46  $2.49  $2.34  $1.98  $1.77  $1.52     --
Number of accumulation units outstanding at end
of period (000 omitted)                             16     17    289    238    164    116      5      5      1     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of period   $0.99  $0.86  $0.70  $1.23  $1.21  $1.06  $1.02  $0.97  $0.76  $0.99
Accumulation unit value at end of period         $1.03  $0.99  $0.86  $0.70  $1.23  $1.21  $1.06  $1.02  $0.97  $0.76
Number of accumulation units outstanding at end
of period (000 omitted)                             95     99    121    149    231    313    327    497    584    650
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period   $1.69  $1.43  $0.83  $1.83  $1.34  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.32  $1.69  $1.43  $0.83  $1.83  $1.34     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             10     10    104    138     89     62     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period   $1.16  $1.13  $1.07  $1.09  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.26  $1.16  $1.13  $1.07  $1.09  $1.02     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             26     26    365    180    219    233     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of period   $1.25  $1.14  $0.80  $1.08  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.32  $1.25  $1.14  $0.80  $1.08  $1.08     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     63     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period   $1.35  $1.20  $0.79  $1.07  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.41  $1.35  $1.20  $0.79  $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --      5     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period   $1.34  $1.21  $0.86  $1.07  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.41  $1.34  $1.21  $0.86  $1.07  $1.06     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             18     18    281    179    182     95     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of period   $1.24  $1.10  $0.88  $1.50  $1.35  $1.10  $0.98  $0.85  $0.67  $0.83
Accumulation unit value at end of period         $1.07  $1.24  $1.10  $0.88  $1.50  $1.35  $1.10  $0.98  $0.85  $0.67
Number of accumulation units outstanding at end
of period (000 omitted)                             25     25     33     41     59     92    137    182    222    231
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period   $1.36  $1.18  $0.87  $1.59  $1.56  $1.43  $1.33  $1.25  $1.00     --
Accumulation unit value at end of period         $1.30  $1.36  $1.18  $0.87  $1.59  $1.56  $1.43  $1.33  $1.25     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of period   $1.00  $0.84  $0.67  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.96  $1.00  $0.84  $0.67  $1.12     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    537    360    266     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of period   $0.88  $0.79  $0.58  $1.14  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.73  $0.88  $0.79  $0.58  $1.14     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of period   $1.17  $0.94  $0.58  $1.07  $0.96  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.98  $1.17  $0.94  $0.58  $1.07  $0.96     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             61     63     75     89    137    186     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period   $0.91  $0.75  $0.54  $1.00  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.82  $0.91  $0.75  $0.54  $1.00     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period   $1.53  $1.35  $1.09  $1.75  $1.69  $1.49  $1.44  $1.33  $1.00     --
Accumulation unit value at end of period         $1.53  $1.53  $1.35  $1.09  $1.75  $1.69  $1.49  $1.44  $1.33     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     32     32     32     32     38     --     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period   $1.00  $0.84  $0.68  $1.13  $1.15  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.97  $1.00  $0.84  $0.68  $1.13  $1.15     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    55

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period   $1.07  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99  $1.00     --
Accumulation unit value at end of period         $1.07  $1.07  $1.05  $1.01  $1.05  $1.01  $0.99  $0.99  $0.99     --
Number of accumulation units outstanding at end
of period (000 omitted)                             30     31     96     62     56     52     53     53     10     --
-------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (6/19/2006)
Accumulation unit value at beginning of period   $1.17  $0.94  $0.76  $1.08  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.09  $1.17  $0.94  $0.76  $1.08  $1.12     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    355    251    223     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of period   $0.98  $0.85  $0.72  $1.10  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.84  $0.98  $0.85  $0.72  $1.10     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period   $1.04  $0.83  $0.62  $1.06  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.03  $1.04  $0.83  $0.62  $1.06  $1.06     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period   $1.41  $1.10  $0.71  $1.23  $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.28  $1.41  $1.10  $0.71  $1.23  $1.09     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              7      7      7      7      7     37     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period   $1.15  $1.01  $0.84  $1.21  $1.15  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.23  $1.15  $1.01  $0.84  $1.21  $1.15     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period   $0.83  $0.76  $0.62  $1.09  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.69  $0.83  $0.76  $0.62  $1.09     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (6/19/2006)
Accumulation unit value at beginning of period   $0.97  $0.94  $0.73  $1.19  $1.16  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.78  $0.97  $0.94  $0.73  $1.19  $1.16     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of period   $1.08  $1.01  $0.71  $0.98  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.09  $1.08  $1.01  $0.71  $0.98     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    177    115    103     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period   $1.92  $1.66  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33  $1.00     --
Accumulation unit value at end of period         $1.84  $1.92  $1.66  $1.25  $2.21  $1.91  $1.74  $1.51  $1.33     --
Number of accumulation units outstanding at end
of period (000 omitted)                            118    132    255    356    362    367    137    138     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period   $1.54  $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38  $1.00     --
Accumulation unit value at end of period         $1.52  $1.54  $1.26  $1.00  $1.92  $1.54  $1.46  $1.41  $1.38     --
Number of accumulation units outstanding at end
of period (000 omitted)                             35     47     55     55     54     55     55     55      6     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period   $1.23  $1.16  $1.02  $1.07  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.30  $1.23  $1.16  $1.02  $1.07  $1.04     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    212    192    213     16     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period   $2.77  $2.18  $1.59  $2.66  $2.34  $2.11  $1.81  $1.48  $1.00     --
Accumulation unit value at end of period         $2.43  $2.77  $2.18  $1.59  $2.66  $2.34  $2.11  $1.81  $1.48     --
Number of accumulation units outstanding at end
of period (000 omitted)                             41     64    179    209    178    147    116    126     29     --
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period   $2.11  $1.89  $1.52  $2.75  $2.38  $2.05  $1.75  $1.57  $1.00     --
Accumulation unit value at end of period         $1.72  $2.11  $1.89  $1.52  $2.75  $2.38  $2.05  $1.75  $1.57     --
Number of accumulation units outstanding at end
of period (000 omitted)                              9     13     12     12     11     17     29     37     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period   $1.45  $1.21  $1.03  $1.82  $2.33  $1.96  $1.75  $1.35  $1.00     --
Accumulation unit value at end of period         $1.35  $1.45  $1.21  $1.03  $1.82  $2.33  $1.96  $1.75  $1.35     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period   $1.18  $1.06  $0.79  $1.14  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.19  $1.18  $1.06  $0.79  $1.14  $1.12     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period   $1.07  $0.90  $0.78  $1.08  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.12  $1.07  $0.90  $0.78  $1.08  $1.12     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period   $2.29  $1.81  $1.42  $2.15  $2.23  $1.94  $1.81  $1.48  $1.00     --
Accumulation unit value at end of period         $2.17  $2.29  $1.81  $1.42  $2.15  $2.23  $1.94  $1.81  $1.48     --
Number of accumulation units outstanding at end
of period (000 omitted)                              2      2      9      9      9      9      2      2      2     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period   $1.98  $1.57  $1.11  $1.96  $1.78  $1.66  $1.61  $1.47  $1.00     --
Accumulation unit value at end of period         $1.86  $1.98  $1.57  $1.11  $1.96  $1.78  $1.66  $1.61  $1.47     --
Number of accumulation units outstanding at end
of period (000 omitted)                             16     16     16     16     15      8      8      8      3     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period   $1.55  $1.42  $1.14  $1.84  $1.80  $1.54  $1.41  $1.27  $1.00     --
Accumulation unit value at end of period         $1.52  $1.55  $1.42  $1.14  $1.84  $1.80  $1.54  $1.41  $1.27     --
Number of accumulation units outstanding at end
of period (000 omitted)                            162    186    214    267    320    471    412    403    134     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of period   $2.10  $1.96  $1.45  $2.47  $2.17  $1.81  $1.67  $1.43  $1.00     --
Accumulation unit value at end of period         $1.85  $2.10  $1.96  $1.45  $2.47  $2.17  $1.81  $1.67  $1.43     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1      9     12     13     14     14     16     17      2     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period   $1.62  $1.43  $1.22  $1.17  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.58  $1.62  $1.43  $1.22  $1.17  $1.07     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             18     18    191    171    206    131     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (6/19/2006)
Accumulation unit value at beginning of period   $0.92  $0.87  $0.67  $1.19  $1.17  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.85  $0.92  $0.87  $0.67  $1.19  $1.17     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (6/19/2006)
Accumulation unit value at beginning of period   $1.16  $0.94  $0.72  $1.16  $1.14  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.16  $0.94  $0.72  $1.16  $1.14     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             18     18    147    163    165    136     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of period   $0.78  $0.70  $0.58  $0.94  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.80  $0.78  $0.70  $0.58  $0.94     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period   $1.34  $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45  $1.00     --
Accumulation unit value at end of period         $1.27  $1.34  $1.27  $0.87  $1.84  $1.84  $1.65  $1.59  $1.45     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     28     28     28     31     34     37     38     29     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period   $0.80  $0.70  $0.59  $1.05  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.73  $0.80  $0.70  $0.59  $1.05     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of period   $1.83  $1.57  $1.12  $2.15  $1.97  $1.72  $1.60  $1.41  $1.00     --
Accumulation unit value at end of period         $1.68  $1.83  $1.57  $1.12  $2.15  $1.97  $1.72  $1.60  $1.41     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (11/4/1998)
Accumulation unit value at beginning of period   $1.28  $1.19  $0.94  $1.36  $1.28  $1.11  $1.07  $1.00  $0.81  $0.98
Accumulation unit value at end of period         $1.27  $1.28  $1.19  $0.94  $1.36  $1.28  $1.11  $1.07  $1.00  $0.81
Number of accumulation units outstanding at end
of period (000 omitted)                            331    365    391    444    591    719    540    627    775    866
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of period   $1.07  $1.00  $0.79  $1.15  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.05  $1.07  $1.00  $0.79  $1.15  $1.08     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    57

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period   $0.94  $0.91  $0.72  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.96  $0.94  $0.91  $0.72  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/4/1998)
Accumulation unit value at beginning of period   $1.63  $1.46  $1.10  $1.87  $1.65  $1.31  $1.12  $0.92  $0.72  $0.87
Accumulation unit value at end of period         $1.50  $1.63  $1.46  $1.10  $1.87  $1.65  $1.31  $1.12  $0.92  $0.72
Number of accumulation units outstanding at end
of period (000 omitted)                             24     26     35     53     77    103    154    207    258    270
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period   $0.90  $0.81  $0.61  $1.04  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.83  $0.90  $0.81  $0.61  $1.04     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    418    183    120     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period   $1.19  $1.07  $0.83  $1.18  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.10  $1.19  $1.07  $0.83  $1.18  $1.10     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/19/2006)
Accumulation unit value at beginning of period   $0.99  $0.87  $0.69  $1.08  $1.13  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.96  $0.99  $0.87  $0.69  $1.08  $1.13     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             32     32    204    248    205    214     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/4/1998)
Accumulation unit value at beginning of period   $2.02  $1.89  $1.53  $1.84  $1.69  $1.54  $1.45  $1.36  $1.21  $1.31
Accumulation unit value at end of period         $2.03  $2.02  $1.89  $1.53  $1.84  $1.69  $1.54  $1.45  $1.36  $1.21
Number of accumulation units outstanding at end
of period (000 omitted)                            273    372    420    653  1,090  1,482  2,071  2,464  2,892  3,214
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period   $0.95  $0.84  $0.63  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.88  $0.95  $0.84  $0.63  $1.06     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    464    387    322     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO: INSTITUTIONAL SHARES (11/4/1998)
Accumulation unit value at beginning of period   $1.20  $1.05  $0.77  $1.41  $1.31  $1.12  $1.07  $1.04  $0.85  $1.16
Accumulation unit value at end of period         $1.02  $1.20  $1.05  $0.77  $1.41  $1.31  $1.12  $1.07  $1.04  $0.85
Number of accumulation units outstanding at end
of period (000 omitted)                            127    133    154    189    299    369    468    558    636    677
-------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of period   $1.05  $0.85  $0.60  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.05  $1.05  $0.85  $0.60  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period   $1.51  $1.37  $1.00  $1.60  $1.47  $1.38  $1.35  $1.25  $1.00     --
Accumulation unit value at end of period         $1.50  $1.51  $1.37  $1.00  $1.60  $1.47  $1.38  $1.35  $1.25     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period   $2.19  $1.64  $1.02  $1.71  $1.69  $1.52  $1.47  $1.40  $1.00     --
Accumulation unit value at end of period         $1.94  $2.19  $1.64  $1.02  $1.71  $1.69  $1.52  $1.47  $1.40     --
Number of accumulation units outstanding at end
of period (000 omitted)                             17     18     16     16     15     15     15     15     --     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period   $1.41  $1.30  $1.12  $1.46  $1.43  $1.30  $1.28  $1.17  $1.00     --
Accumulation unit value at end of period         $1.41  $1.41  $1.30  $1.12  $1.46  $1.43  $1.30  $1.28  $1.17     --
Number of accumulation units outstanding at end
of period (000 omitted)                             21     45     60     62     67     70     77     79     13     --
-------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of period   $2.86  $2.56  $1.95  $3.18  $2.53  $1.96  $1.70  $1.33  $1.00     --
Accumulation unit value at end of period         $3.00  $2.86  $2.56  $1.95  $3.18  $2.53  $1.96  $1.70  $1.33     --
Number of accumulation units outstanding at end
of period (000 omitted)                              2      2      2      2      2      2      2      2     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period   $0.78  $0.65  $0.47  $0.85  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.69  $0.78  $0.65  $0.47  $0.85     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    113    125     73     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period   $1.19  $0.91  $0.59  $1.12  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.09  $1.19  $0.91  $0.59  $1.12     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (6/19/2006)
Accumulation unit value at beginning of period   $0.99  $0.78  $0.61  $1.00  $1.23  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.03  $0.99  $0.78  $0.61  $1.00  $1.23     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/4/1998)
Accumulation unit value at beginning of period   $1.36  $1.26  $0.88  $1.64  $1.46  $1.37  $1.32  $1.26  $0.97  $1.35
Accumulation unit value at end of period         $1.32  $1.36  $1.26  $0.88  $1.64  $1.46  $1.37  $1.32  $1.26  $0.97
Number of accumulation units outstanding at end
of period (000 omitted)                            117    133    144    198    320    418    524    586    633    657
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period   $1.44  $1.34  $0.94  $1.76  $1.57  $1.48  $1.43  $1.36  $1.00     --
Accumulation unit value at end of period         $1.40  $1.44  $1.34  $0.94  $1.76  $1.57  $1.48  $1.43  $1.36     --
Number of accumulation units outstanding at end
of period (000 omitted)                             25     49     59     66    145    171    183    169      8     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period   $2.27  $1.99  $1.45  $2.46  $2.35  $2.03  $1.81  $1.54  $1.00     --
Accumulation unit value at end of period         $2.05  $2.27  $1.99  $1.45  $2.46  $2.35  $2.03  $1.81  $1.54     --
Number of accumulation units outstanding at end
of period (000 omitted)                              4      8     13     14     18     26     29     32     --     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period   $1.55  $1.37  $1.17  $1.39  $1.29  $1.22  $1.21  $1.13  $1.00     --
Accumulation unit value at end of period         $1.54  $1.55  $1.37  $1.17  $1.39  $1.29  $1.22  $1.21  $1.13     --
Number of accumulation units outstanding at end
of period (000 omitted)                            149    152    447    442    577    463    401    371    141     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (11/4/1998)
Accumulation unit value at beginning of period   $0.41  $0.36  $0.29  $1.39  $1.41  $1.31  $1.30  $1.21  $0.99  $1.02
Accumulation unit value at end of period         $0.39  $0.41  $0.36  $0.29  $1.39  $1.41  $1.31  $1.30  $1.21  $0.99
Number of accumulation units outstanding at end
of period (000 omitted)                             32     41     50     66    144    195    247    266    280    318
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period   $0.40  $0.35  $0.28  $1.34  $1.37  $1.27  $1.26  $1.18  $1.00     --
Accumulation unit value at end of period         $0.38  $0.40  $0.35  $0.28  $1.34  $1.37  $1.27  $1.26  $1.18     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1      1      1      6     10      9      9      9      4     --
-------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of period   $2.14  $1.76  $1.31  $2.14  $2.20  $1.94  $1.80  $1.53  $1.00     --
Accumulation unit value at end of period         $2.06  $2.14  $1.76  $1.31  $2.14  $2.20  $1.94  $1.80  $1.53     --
Number of accumulation units outstanding at end
of period (000 omitted)                              7     31     53     59     72    100    111    111      3     --
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of period   $1.14  $1.03  $0.86  $1.03  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.15  $1.14  $1.03  $0.86  $1.03     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    212    301    304     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period   $1.71  $1.53  $1.00  $1.48  $1.44  $1.37  $1.34  $1.24  $1.05  $1.00
Accumulation unit value at end of period         $1.63  $1.71  $1.53  $1.00  $1.48  $1.44  $1.37  $1.34  $1.24  $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                             30     32     40     50     69     78    117    240    290    372
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period   $1.75  $1.57  $1.03  $1.50  $1.46  $1.40  $1.37  $1.28  $1.08  $1.03
Accumulation unit value at end of period         $1.67  $1.75  $1.57  $1.03  $1.50  $1.46  $1.40  $1.37  $1.28  $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                             37     39     63     96    158    275    358    412    451    546
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period   $1.07  $1.06  $0.85  $1.04  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.04  $1.07  $1.06  $0.85  $1.04  $1.07     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period   $1.29  $1.14  $0.89  $1.47  $1.58  $1.38  $1.33  $1.21  $0.96  $1.20
Accumulation unit value at end of period         $1.22  $1.29  $1.14  $0.89  $1.47  $1.58  $1.38  $1.33  $1.21  $0.96
Number of accumulation units outstanding at end
of period (000 omitted)                             46     52     63    124    176    224    350    558    731    878
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period   $1.10  $0.97  $0.76  $1.26  $1.36  $1.19  $1.15  $1.05  $0.83  $1.04
Accumulation unit value at end of period         $1.03  $1.10  $0.97  $0.76  $1.26  $1.36  $1.19  $1.15  $1.05  $0.83
Number of accumulation units outstanding at end
of period (000 omitted)                            145    164    179    249    458    727    997  1,260  1,479  1,621
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period   $1.70  $1.50  $1.01  $1.39  $1.36  $1.25  $1.23  $1.12  $0.90  $0.91
Accumulation unit value at end of period         $1.70  $1.70  $1.50  $1.01  $1.39  $1.36  $1.25  $1.23  $1.12  $0.90
Number of accumulation units outstanding at end
of period (000 omitted)                             38     40     48     56     88    104    170    304    390    473
-------------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    59

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period   $1.81  $1.61  $1.09  $1.49  $1.47  $1.35  $1.33  $1.22  $0.98  $1.00
Accumulation unit value at end of period         $1.82  $1.81  $1.61  $1.09  $1.49  $1.47  $1.35  $1.33  $1.22  $0.98
Number of accumulation units outstanding at end
of period (000 omitted)                             45     46     54     70     96    125    187    207    221    263
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period   $1.75  $1.61  $1.31  $2.37  $2.22  $1.76  $1.59  $1.39  $1.00     --
Accumulation unit value at end of period         $1.43  $1.75  $1.61  $1.31  $2.37  $2.22  $1.76  $1.59  $1.39     --
Number of accumulation units outstanding at end
of period (000 omitted)                              1     29     29     33     34     34     34     34     30     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of period   $1.22  $1.03  $0.79  $1.30  $1.24  $1.16  $1.07  $0.98  $0.75  $1.09
Accumulation unit value at end of period         $1.14  $1.22  $1.03  $0.79  $1.30  $1.24  $1.16  $1.07  $0.98  $0.75
Number of accumulation units outstanding at end
of period (000 omitted)                             24     25     32     33     57     74    123    206    261    317
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of period   $1.13  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06  $1.13     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                              2      2     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of period   $1.45  $1.26  $0.96  $1.59  $1.60  $1.46  $1.41  $1.33  $1.00     --
Accumulation unit value at end of period         $1.41  $1.45  $1.26  $0.96  $1.59  $1.60  $1.46  $1.41  $1.33     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (6/19/2006)
Accumulation unit value at beginning of period   $0.93  $0.75  $0.58  $0.97  $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.87  $0.93  $0.75  $0.58  $0.97  $1.12     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             11     11     11     11     11     92     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/4/1998)
Accumulation unit value at beginning of period   $1.43  $1.20  $0.74  $1.19  $1.15  $1.10  $1.06  $1.02  $0.83  $1.14
Accumulation unit value at end of period         $1.15  $1.43  $1.20  $0.74  $1.19  $1.15  $1.10  $1.06  $1.02  $0.83
Number of accumulation units outstanding at end
of period (000 omitted)                            116    137    169    230    410    528    760    883    995  1,116
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period   $1.12  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period   $1.12  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,241  1,499     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period   $1.04  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06  $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             95     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period   $1.04  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06  $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            559    298     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period   $0.85  $0.78  $0.60  $0.99  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.81  $0.85  $0.78  $0.60  $0.99     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    586    329    247     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (6/19/2006)
Accumulation unit value at beginning of period   $1.16  $0.97  $0.72  $1.15  $1.10  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.16  $0.97  $0.72  $1.15  $1.10     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period   $1.09  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08  $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period   $1.09  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08  $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          2,763  2,817     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------



 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                               2011   2010   2009   2008   2007   2006   2005   2004   2003   2002
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period   $1.11  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08  $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period   $1.11  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08  $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                          1,173  1,542     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period   $1.07  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period   $1.07  $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07  $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                            216    102     --     --     --     --     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of period   $2.29  $1.86  $1.38  $2.05  $2.19  $1.84  $1.77  $1.49  $1.00     --
Accumulation unit value at end of period         $2.15  $2.29  $1.86  $1.38  $2.05  $2.19  $1.84  $1.77  $1.49     --
Number of accumulation units outstanding at end
of period (000 omitted)                              2      2      2     10     10     10     10     10      2     --
-------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (6/19/2006)
Accumulation unit value at beginning of period   $1.37  $1.12  $0.76  $1.41  $1.23  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.16  $1.37  $1.12  $0.76  $1.41  $1.23     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             10     10    156    186    109     95     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------
WANGER USA (6/19/2006)
Accumulation unit value at beginning of period   $1.14  $0.93  $0.67  $1.12  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.08  $1.14  $0.93  $0.67  $1.12  $1.08     --     --     --     --
Number of accumulation units outstanding at end
of period (000 omitted)                             --     --    116     84     67     19     --     --     --     --
-------------------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    61

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $0.96  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.22  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $0.94  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.15  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.21  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.07  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.13  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.25  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $0.95  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.10  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $0.97  $1.00
Accumulation unit value at end of period                                      $1.02  $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.12  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.03  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (7/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.19  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.01  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.14  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.18  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.17  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.09  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.00  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.14  $1.00
Accumulation unit value at end of period                                      $0.91  $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.05  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.06  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.09  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    63

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.00  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.09  $1.00
Accumulation unit value at end of period                                      $1.10  $1.09
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.05  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                                $1.15  $1.00
Accumulation unit value at end of period                                      $1.06  $1.15
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.15  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.20  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.10  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.11  $1.00
Accumulation unit value at end of period                                      $1.14  $1.11
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.07  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.14  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.09  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.29  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.09  $1.00
Accumulation unit value at end of period                                      $1.09  $1.09
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.23  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.07  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.16  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.07  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.06  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.18  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.07  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.07  $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.07  $1.05
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.11  $1.00
Accumulation unit value at end of period                                      $1.09  $1.11
Number of accumulation units outstanding at end of period (000 omitted)         121    122
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                                $1.11  $1.00
Accumulation unit value at end of period                                      $1.09  $1.11
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    65

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)         151    152
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)         107     54
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.16  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (7/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.02  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WANGER USA (7/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.22  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------








 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of period    $1.09   $1.01   $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.05   $1.09   $1.01   $0.82      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               2      17      17      17      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (5/1/2007)
Accumulation unit value at beginning of period    $1.05   $0.90   $0.60   $1.15   $1.00      --      --      --
Accumulation unit value at end of period          $0.79   $1.05   $0.90   $0.60   $1.15      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period    $0.97   $0.88   $0.74   $1.27   $1.23   $1.06   $1.03   $1.00
Accumulation unit value at end of period          $1.02   $0.97   $0.88   $0.74   $1.27   $1.23   $1.06   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period    $1.05   $1.02   $0.77   $1.68   $1.61   $1.21   $1.05   $1.00
Accumulation unit value at end of period          $0.83   $1.05   $1.02   $0.77   $1.68   $1.61   $1.21   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                             361     328     512     602     369     284     157       6
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.19   $1.15   $1.06   $1.09   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period          $1.31   $1.19   $1.15   $1.06   $1.09   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                             259     352     335     326     435     421     264      13
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.34   $1.20   $0.91   $1.68   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period          $1.16   $1.34   $1.20   $0.91   $1.68   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of period    $1.00   $0.85   $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period          $0.98   $1.00   $0.85   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.02   $0.89   $0.67   $1.17   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period          $1.01   $1.02   $0.89   $0.67   $1.17   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                             427     473     566     562     537     685     259       9
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.10   $0.99   $0.84   $1.17   $1.25   $1.07   $1.04   $1.00
Accumulation unit value at end of period          $1.10   $1.10   $0.99   $0.84   $1.17   $1.25   $1.07   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              42      42      42      42      42      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.05   $1.07   $1.08   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period          $1.04   $1.05   $1.07   $1.08   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                               5       5     387     316     305       8       4      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.20   $1.12   $0.99   $1.08   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period          $1.26   $1.20   $1.12   $0.99   $1.08   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              57      72     720     736     591     402      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.25   $1.08   $0.86   $1.47   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period          $1.17   $1.25   $1.08   $0.86   $1.47   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                             530     562   1,179   1,137     826     650     259      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.00   $0.86   $0.71   $1.24   $1.22   $1.08   $1.03   $1.00
Accumulation unit value at end of period          $1.04   $1.00   $0.86   $0.71   $1.24   $1.22   $1.08   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              92      98     100      91      85     120     122      18
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $2.36   $2.00   $1.17   $2.56   $1.88   $1.43   $1.08   $1.00
Accumulation unit value at end of period          $1.84   $2.36   $2.00   $1.17   $2.56   $1.88   $1.43   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                             129     118     209     297     181     188     103       4
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of period    $1.16   $1.13   $1.08   $1.09   $1.03   $1.00      --      --
Accumulation unit value at end of period          $1.26   $1.16   $1.13   $1.08   $1.09   $1.03      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              39      48     499     290     276     239      --      --
-------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    67

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at beginning of period    $1.24   $1.12   $0.79   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period          $1.30   $1.24   $1.12   $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              56      59      59      76      79     132      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.42   $1.27   $0.84   $1.13   $1.13   $1.03   $1.01   $1.00
Accumulation unit value at end of period          $1.48   $1.42   $1.27   $0.84   $1.13   $1.13   $1.03   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                              26      28      28      40      39      34      11      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.38   $1.24   $0.88   $1.10   $1.09   $1.02   $1.01   $1.00
Accumulation unit value at end of period          $1.44   $1.38   $1.24   $0.88   $1.10   $1.09   $1.02   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                              28      33     360     269     201     121      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.33   $1.19   $0.95   $1.61   $1.45   $1.19   $1.06   $1.00
Accumulation unit value at end of period          $1.15   $1.33   $1.19   $0.95   $1.61   $1.45   $1.19   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.05   $0.91   $0.67   $1.23   $1.21   $1.11   $1.03   $1.00
Accumulation unit value at end of period          $1.00   $1.05   $0.91   $0.67   $1.23   $1.21   $1.11   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of period    $1.00   $0.84   $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $0.96   $1.00   $0.84   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               3      14     651     508     256      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of period    $0.88   $0.78   $0.58   $1.14   $1.00      --      --      --
Accumulation unit value at end of period          $0.72   $0.88   $0.78   $0.58   $1.14      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.35   $1.09   $0.68   $1.24   $1.11   $1.13   $1.04   $1.00
Accumulation unit value at end of period          $1.13   $1.35   $1.09   $0.68   $1.24   $1.11   $1.13   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period    $0.90   $0.75   $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period          $0.81   $0.90   $0.75   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               5       5      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.07   $0.95   $0.77   $1.24   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period          $1.08   $1.07   $0.95   $0.77   $1.24   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              --      15      16      14      12      13      13      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.07   $0.91   $0.73   $1.22   $1.25   $1.06   $1.03   $1.00
Accumulation unit value at end of period          $1.04   $1.07   $0.91   $0.73   $1.22   $1.25   $1.06   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.08   $1.06   $1.02   $1.07   $1.03   $1.00   $1.00   $1.00
Accumulation unit value at end of period          $1.08   $1.08   $1.06   $1.02   $1.07   $1.03   $1.00   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              12      12      87      52      45      20       9      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (11/15/2004)
Accumulation unit value at beginning of period    $1.34   $1.08   $0.88   $1.24   $1.29   $1.10   $1.06   $1.00
Accumulation unit value at end of period          $1.24   $1.34   $1.08   $0.88   $1.24   $1.29   $1.10   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                               1       7     369     303     188      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of period    $0.97   $0.85   $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period          $0.84   $0.97   $0.85   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.16   $0.93   $0.69   $1.18   $1.18   $1.12   $1.04   $1.00
Accumulation unit value at end of period          $1.14   $1.16   $0.93   $0.69   $1.18   $1.18   $1.12   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      15      16      13      12      13      12      --
-------------------------------------------------------------------------------------------------------------------



 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.38   $1.08   $0.70   $1.21   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period          $1.25   $1.38   $1.08   $0.70   $1.21   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              79      82     112     127     120     148      60       2
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.19   $1.05   $0.87   $1.26   $1.20   $1.05   $1.02   $1.00
Accumulation unit value at end of period          $1.28   $1.19   $1.05   $0.87   $1.26   $1.20   $1.05   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.82   $0.76   $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period          $0.69   $0.82   $0.76   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.16   $1.13   $0.88   $1.42   $1.39   $1.15   $1.05   $1.00
Accumulation unit value at end of period          $0.93   $1.16   $1.13   $0.88   $1.42   $1.39   $1.15   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of period    $1.08   $1.00   $0.71   $0.98   $1.00      --      --      --
Accumulation unit value at end of period          $1.09   $1.08   $1.00   $0.71   $0.98      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              26      26     222     184     107      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.31   $1.13   $0.85   $1.50   $1.30   $1.19   $1.03   $1.00
Accumulation unit value at end of period          $1.25   $1.31   $1.13   $0.85   $1.50   $1.30   $1.19   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                           1,011   1,066   1,329   1,577   1,407   1,303     722      11
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.11   $0.91   $0.72   $1.39   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period          $1.09   $1.11   $0.91   $0.72   $1.39   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.22   $1.15   $1.01   $1.06   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period          $1.28   $1.22   $1.15   $1.01   $1.06   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                             234     256     504     509     526     288     139       7
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.60   $1.26   $0.92   $1.54   $1.36   $1.23   $1.05   $1.00
Accumulation unit value at end of period          $1.40   $1.60   $1.26   $0.92   $1.54   $1.36   $1.23   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                             126     128     294     365     251     188      78      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.25   $1.13   $0.91   $1.64   $1.43   $1.23   $1.05   $1.00
Accumulation unit value at end of period          $1.02   $1.25   $1.13   $0.91   $1.64   $1.43   $1.23   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              31      28      34      34      29      49      37       6
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.26   $1.14   $0.85   $1.23   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period          $1.27   $1.26   $1.14   $0.85   $1.23   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1       1       1       1       1       1      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $0.96   $0.83   $1.16   $1.21   $1.05   $1.03   $1.00
Accumulation unit value at end of period          $1.19   $1.14   $0.96   $0.83   $1.16   $1.21   $1.05   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.25   $0.99   $0.70   $1.24   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period          $1.17   $1.25   $0.99   $0.70   $1.24   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                               5       5       5       5       5       5       5      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $1.04   $0.83   $1.35   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period          $1.11   $1.14   $1.04   $0.83   $1.35   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              11      16      50      48      44     114       2      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.67   $1.48   $1.27   $1.21   $1.11   $1.00   $1.05   $1.00
Accumulation unit value at end of period          $1.63   $1.67   $1.48   $1.27   $1.21   $1.11   $1.00   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                             102     108     325     327     339     265      69       5
-------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    69

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.05   $0.99   $0.77   $1.35   $1.34   $1.12   $1.04   $1.00
Accumulation unit value at end of period          $0.96   $1.05   $0.99   $0.77   $1.35   $1.34   $1.12   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.35   $1.10   $0.84   $1.35   $1.33   $1.16   $1.04   $1.00
Accumulation unit value at end of period          $1.25   $1.35   $1.10   $0.84   $1.35   $1.33   $1.16   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                             259     270     451     487     440     366     189       6
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.77   $0.69   $0.58   $0.94   $1.00      --      --      --
Accumulation unit value at end of period          $0.79   $0.77   $0.69   $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $0.86   $0.82   $0.56   $1.19   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period          $0.82   $0.86   $0.82   $0.56   $1.19   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              76      84      78      82      66      83      84      11
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.80   $0.70   $0.59   $1.05   $1.00      --      --      --
Accumulation unit value at end of period          $0.72   $0.80   $0.70   $0.59   $1.05      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.20   $1.02   $0.73   $1.41   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period          $1.09   $1.20   $1.02   $0.73   $1.41   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.94   $0.91   $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $0.96   $0.94   $0.91   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.90   $0.81   $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period          $0.82   $0.90   $0.81   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               2       8     506     258     116      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.28   $1.15   $0.90   $1.27   $1.18   $1.08   $1.03   $1.00
Accumulation unit value at end of period          $1.18   $1.28   $1.15   $0.90   $1.27   $1.18   $1.08   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              14      14      14      14      16      22      22       3
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.06   $0.93   $0.74   $1.16   $1.21   $1.06   $1.03   $1.00
Accumulation unit value at end of period          $1.02   $1.06   $0.93   $0.74   $1.16   $1.21   $1.06   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                             760     805   1,089   1,157   1,039     926     445      16
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.94   $0.84   $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period          $0.88   $0.94   $0.84   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               2      14     563     530     319      --      --      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of period    $1.04   $0.85   $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.04   $1.04   $0.85   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period    $1.15   $1.04   $0.76   $1.23   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period          $1.14   $1.15   $1.04   $0.76   $1.23   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period    $1.55   $1.15   $0.72   $1.21   $1.20   $1.08   $1.04   $1.00
Accumulation unit value at end of period          $1.36   $1.55   $1.15   $0.72   $1.21   $1.20   $1.08   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period    $1.12   $1.03   $0.89   $1.16   $1.14   $1.03   $1.02   $1.00
Accumulation unit value at end of period          $1.12   $1.12   $1.03   $0.89   $1.16   $1.14   $1.03   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                               2       2       2       2       2       2       2      --
-------------------------------------------------------------------------------------------------------------------



 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period    $1.77   $1.58   $1.21   $1.97   $1.57   $1.22   $1.06   $1.00
Accumulation unit value at end of period          $1.86   $1.77   $1.58   $1.21   $1.97   $1.57   $1.22   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.78   $0.65   $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period          $0.69   $0.78   $0.65   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               1       4     129     185      68      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $1.19   $0.91   $0.59   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $1.09   $1.19   $0.91   $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.32   $1.03   $0.82   $1.34   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period          $1.37   $1.32   $1.03   $0.82   $1.34   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                               9       9      10      12      11       8       7      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.02   $0.95   $0.67   $1.25   $1.12   $1.05   $1.02   $1.00
Accumulation unit value at end of period          $0.99   $1.02   $0.95   $0.67   $1.25   $1.12   $1.05   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                             297     313     315     334     299     295     179       7
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.34   $1.17   $0.85   $1.45   $1.39   $1.20   $1.07   $1.00
Accumulation unit value at end of period          $1.20   $1.34   $1.17   $0.85   $1.45   $1.39   $1.20   $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                              24      24      24      24      24      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.31   $1.15   $0.99   $1.18   $1.09   $1.03   $1.02   $1.00
Accumulation unit value at end of period          $1.29   $1.31   $1.15   $0.99   $1.18   $1.09   $1.03   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                             235     248     694     648     594     406     177      11
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.24   $1.02   $0.76   $1.24   $1.28   $1.13   $1.05   $1.00
Accumulation unit value at end of period          $1.19   $1.24   $1.02   $0.76   $1.24   $1.28   $1.13   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                             107     121     147     148     151     141     139      --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of period    $1.14   $1.02   $0.86   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.15   $1.14   $1.02   $0.86   $1.03      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              46      53     277     426     304      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.17   $1.16   $0.94   $1.15   $1.17   $1.16   $1.04   $1.00
Accumulation unit value at end of period          $1.14   $1.17   $1.16   $0.94   $1.15   $1.17   $1.16   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.15   $1.06   $0.86   $1.57   $1.47   $1.17   $1.05   $1.00
Accumulation unit value at end of period          $0.94   $1.15   $1.06   $0.86   $1.57   $1.47   $1.17   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of period    $1.13   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.06   $1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.06   $0.86   $0.66   $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period          $1.00   $1.06   $0.86   $0.66   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              15      19      46      46      41      70      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             660   1,315      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    71

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.06   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.06   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             853     794      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period    $0.85   $0.77   $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period          $0.81   $0.85   $0.77   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               3      14     688     453     244      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.24   $1.03   $0.77   $1.23   $1.18   $1.03   $1.04   $1.00
Accumulation unit value at end of period          $1.14   $1.24   $1.03   $0.77   $1.23   $1.18   $1.03   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.08   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.08   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           2,921   3,158      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.11   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.08   $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             121      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.11   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.08   $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           2,954   2,493      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             137     140      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.35   $1.10   $0.82   $1.22   $1.30   $1.10   $1.05   $1.00
Accumulation unit value at end of period          $1.27   $1.35   $1.10   $0.82   $1.22   $1.30   $1.10   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                             265     270     302     313     332     301     202       9
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period    $1.96   $1.59   $1.08   $2.01   $1.76   $1.30   $1.08   $1.00
Accumulation unit value at end of period          $1.65   $1.96   $1.59   $1.08   $2.01   $1.76   $1.30   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                             178     173     316     398     268     254     146       7
-------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period    $1.27   $1.05   $0.75   $1.26   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period          $1.21   $1.27   $1.05   $0.75   $1.26   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                             147     159     295     294     241     172     100       4
-------------------------------------------------------------------------------------------------------------------






 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                       $1.09   $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $1.04   $1.09   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.70   $1.46   $0.97   $1.87   $1.58   $1.48   $1.45   $1.41   $1.00
Accumulation unit value at end of period     $1.28   $1.70   $1.46   $0.97   $1.87   $1.58   $1.48   $1.45   $1.41
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.40   $1.26   $1.07   $1.83   $1.77   $1.54   $1.49   $1.36   $1.00
Accumulation unit value at end of period     $1.47   $1.40   $1.26   $1.07   $1.83   $1.77   $1.54   $1.49   $1.36
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.05   $1.02   $0.77   $1.67   $1.61   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period     $0.83   $1.05   $1.02   $0.77   $1.67   $1.61   $1.21   $1.05      --
Number of accumulation units outstanding
at end of period (000 omitted)                  19      22     104     139      77      30      25      --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.46   $1.35   $1.00   $1.68   $1.51   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period     $1.39   $1.46   $1.35   $1.00   $1.68   $1.51   $1.54   $1.36   $1.28
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.19   $1.15   $1.06   $1.09   $1.01   $1.01   $1.01   $1.00      --
Accumulation unit value at end of period     $1.30   $1.19   $1.15   $1.06   $1.09   $1.01   $1.01   $1.01      --
Number of accumulation units outstanding
at end of period (000 omitted)                  14      26      58      52      72      78      67      --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.34   $1.20   $0.91   $1.68   $1.45   $1.18   $1.06   $1.00      --
Accumulation unit value at end of period     $1.16   $1.34   $1.20   $0.91   $1.68   $1.45   $1.18   $1.06      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of
period                                       $1.00   $0.85   $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.98   $1.00   $0.85   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.02   $0.89   $0.67   $1.17   $0.98   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period     $1.01   $1.02   $0.89   $0.67   $1.17   $0.98   $1.03   $1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                  56      44      66      66      62      60      35      --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.10   $0.99   $0.84   $1.16   $1.25   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period     $1.09   $1.10   $0.99   $0.84   $1.16   $1.25   $1.07   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.03   $1.05   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period     $1.01   $1.03   $1.05   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                   1       1      47      21       5       3       1       2       2
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.23   $1.15   $1.02   $1.11   $1.07   $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period     $1.29   $1.23   $1.15   $1.02   $1.11   $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --     234     295     259     113      15       5       1
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.09   $1.82   $1.45   $2.47   $2.32   $1.97   $1.76   $1.52   $1.00
Accumulation unit value at end of period     $1.96   $2.09   $1.82   $1.45   $2.47   $2.32   $1.97   $1.76   $1.52
Number of accumulation units outstanding
at end of period (000 omitted)                   8      14     156     152      92      48      34      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.00   $0.86   $0.70   $1.24   $1.22   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period     $1.03   $1.00   $0.86   $0.70   $1.24   $1.22   $1.08   $1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                   8       9      10       9       8       8       8      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                       $2.35   $2.00   $1.16   $2.55   $1.88   $1.42   $1.08   $1.00      --
Accumulation unit value at end of period     $1.83   $2.35   $2.00   $1.16   $2.55   $1.88   $1.42   $1.08      --
Number of accumulation units outstanding
at end of period (000 omitted)                  13       8      42      65      37      19      16      --      --
----------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    73

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of
period                                       $1.16   $1.13   $1.07   $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period     $1.26   $1.16   $1.13   $1.07   $1.09   $1.03      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --     181     102      95      37      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at beginning of
period                                       $1.24   $1.12   $0.79   $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period     $1.30   $1.24   $1.12   $0.79   $1.07   $1.07      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   6      10      21      23      25      40      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.42   $1.26   $0.83   $1.13   $1.13   $1.03   $1.01   $1.00      --
Accumulation unit value at end of period     $1.47   $1.42   $1.26   $0.83   $1.13   $1.13   $1.03   $1.01      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2       5      14      16      18      19      17      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.37   $1.23   $0.88   $1.10   $1.09   $1.02   $1.01   $1.00      --
Accumulation unit value at end of period     $1.44   $1.37   $1.23   $0.88   $1.10   $1.09   $1.02   $1.01      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --     137      96      78      15      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.33   $1.19   $0.94   $1.61   $1.45   $1.19   $1.06   $1.00      --
Accumulation unit value at end of period     $1.15   $1.33   $1.19   $0.94   $1.61   $1.45   $1.19   $1.06      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.34   $1.17   $0.86   $1.58   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period     $1.28   $1.34   $1.17   $0.86   $1.58   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of
period                                       $1.00   $0.83   $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.96   $1.00   $0.83   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --     246     195     113      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.88   $0.78   $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.72   $0.88   $0.78   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.35   $1.08   $0.67   $1.24   $1.11   $1.13   $1.04   $1.00      --
Accumulation unit value at end of period     $1.13   $1.35   $1.08   $0.67   $1.24   $1.11   $1.13   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.90   $0.75   $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.81   $0.90   $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.51   $1.34   $1.08   $1.74   $1.68   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period     $1.51   $1.51   $1.34   $1.08   $1.74   $1.68   $1.48   $1.44   $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                  --       6       6       6       7       7       7       6       1
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.07   $0.90   $0.73   $1.22   $1.24   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period     $1.04   $1.07   $0.90   $0.73   $1.22   $1.24   $1.06   $1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.05   $1.04   $1.00   $1.04   $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period     $1.05   $1.05   $1.04   $1.00   $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                   2      34      63      47      45      39      34      28       2
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.34   $1.08   $0.87   $1.24   $1.29   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period     $1.24   $1.34   $1.08   $0.87   $1.24   $1.29   $1.10   $1.06      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --     144     115      84      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.97   $0.84   $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.83   $0.97   $0.84   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------



 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.15   $0.92   $0.69   $1.18   $1.18   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period     $1.14   $1.15   $0.92   $0.69   $1.18   $1.18   $1.12   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.38   $1.08   $0.70   $1.20   $1.07   $1.04   $1.02   $1.00      --
Accumulation unit value at end of period     $1.25   $1.38   $1.08   $0.70   $1.20   $1.07   $1.04   $1.02      --
Number of accumulation units outstanding
at end of period (000 omitted)                   2       3       7       8       7      12       7      --      --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.19   $1.05   $0.87   $1.26   $1.20   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period     $1.27   $1.19   $1.05   $0.87   $1.26   $1.20   $1.05   $1.02      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.82   $0.76   $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.69   $0.82   $0.76   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.15   $1.13   $0.87   $1.42   $1.39   $1.15   $1.05   $1.00      --
Accumulation unit value at end of period     $0.92   $1.15   $1.13   $0.87   $1.42   $1.39   $1.15   $1.05      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of
period                                       $1.08   $1.00   $0.71   $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.09   $1.08   $1.00   $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      90      76      54      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.90   $1.65   $1.24   $2.19   $1.90   $1.73   $1.50   $1.33   $1.00
Accumulation unit value at end of period     $1.82   $1.90   $1.65   $1.24   $2.19   $1.90   $1.73   $1.50   $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                 108     113     157     222     194     139      66      20      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.52   $1.25   $0.99   $1.91   $1.53   $1.46   $1.40   $1.38   $1.00
Accumulation unit value at end of period     $1.50   $1.52   $1.25   $0.99   $1.91   $1.53   $1.46   $1.40   $1.38
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --       8       8       8       2       1      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.21   $1.14   $1.01   $1.06   $1.03   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period     $1.28   $1.21   $1.14   $1.01   $1.06   $1.03   $1.01   $1.00      --
Number of accumulation units outstanding
at end of period (000 omitted)                  41      53     197     197     203     110      67      --      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.74   $2.16   $1.57   $2.64   $2.33   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period     $2.40   $2.74   $2.16   $1.57   $2.64   $2.33   $2.10   $1.81   $1.47
Number of accumulation units outstanding
at end of period (000 omitted)                  40      56      84     107      85      65      30      19      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.08   $1.87   $1.51   $2.73   $2.37   $2.04   $1.75   $1.57   $1.00
Accumulation unit value at end of period     $1.69   $2.08   $1.87   $1.51   $2.73   $2.37   $2.04   $1.75   $1.57
Number of accumulation units outstanding
at end of period (000 omitted)                   4       4       4       4       5       3       2       1       1
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.43   $1.20   $1.02   $1.80   $2.32   $1.95   $1.75   $1.35   $1.00
Accumulation unit value at end of period     $1.33   $1.43   $1.20   $1.02   $1.80   $2.32   $1.95   $1.75   $1.35
Number of accumulation units outstanding
at end of period (000 omitted)                  --      10      10      10      10      10      10       8      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.26   $1.14   $0.85   $1.23   $1.20   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period     $1.27   $1.26   $1.14   $0.85   $1.23   $1.20   $1.03   $1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.14   $0.96   $0.83   $1.16   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period     $1.19   $1.14   $0.96   $0.83   $1.16   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.26   $1.79   $1.41   $2.13   $2.22   $1.93   $1.80   $1.48   $1.00
Accumulation unit value at end of period     $2.14   $2.26   $1.79   $1.41   $2.13   $2.22   $1.93   $1.80   $1.48
Number of accumulation units outstanding
at end of period (000 omitted)                  --       5       5      10      10      10       7       5      --
----------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    75

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.95   $1.56   $1.10   $1.94   $1.77   $1.66   $1.61   $1.46   $1.00
Accumulation unit value at end of period     $1.83   $1.95   $1.56   $1.10   $1.94   $1.77   $1.66   $1.61   $1.46
Number of accumulation units outstanding
at end of period (000 omitted)                  --       5       5      12      12      12       8       5      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.53   $1.40   $1.13   $1.82   $1.79   $1.54   $1.41   $1.27   $1.00
Accumulation unit value at end of period     $1.50   $1.53   $1.40   $1.13   $1.82   $1.79   $1.54   $1.41   $1.27
Number of accumulation units outstanding
at end of period (000 omitted)                  27      27      27     145     152     167     153     151      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.07   $1.94   $1.44   $2.45   $2.16   $1.80   $1.66   $1.42   $1.00
Accumulation unit value at end of period     $1.82   $2.07   $1.94   $1.44   $2.45   $2.16   $1.80   $1.66   $1.42
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.67   $1.48   $1.27   $1.21   $1.11   $1.00   $1.05   $1.00      --
Accumulation unit value at end of period     $1.63   $1.67   $1.48   $1.27   $1.21   $1.11   $1.00   $1.05      --
Number of accumulation units outstanding
at end of period (000 omitted)                   4       6     100     108     110      45      22      --      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.05   $0.99   $0.77   $1.35   $1.34   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period     $0.96   $1.05   $0.99   $0.77   $1.35   $1.34   $1.12   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.35   $1.10   $0.84   $1.35   $1.33   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period     $1.24   $1.35   $1.10   $0.84   $1.35   $1.33   $1.16   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                  15      18      72      86      80      31      19      --      --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.77   $0.69   $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.79   $0.77   $0.69   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.32   $1.26   $0.86   $1.82   $1.83   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period     $1.26   $1.32   $1.26   $0.86   $1.82   $1.83   $1.64   $1.58   $1.45
Number of accumulation units outstanding
at end of period (000 omitted)                   3      14      14      15      13      13      13       9      --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.80   $0.70   $0.59   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.72   $0.80   $0.70   $0.59   $1.04      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.81   $1.55   $1.11   $2.14   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period     $1.65   $1.81   $1.55   $1.11   $2.14   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                       $1.07   $0.99   $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period     $1.05   $1.07   $0.99   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.94   $0.91   $0.72   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.96   $0.94   $0.91   $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.90   $0.81   $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.82   $0.90   $0.81   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --     196      97      54      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.28   $1.14   $0.89   $1.27   $1.18   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period     $1.18   $1.28   $1.14   $0.89   $1.27   $1.18   $1.08   $1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1       1       1       1       1       1       1      --      --
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.06   $0.93   $0.73   $1.16   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period     $1.02   $1.06   $0.93   $0.73   $1.16   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding
at end of period (000 omitted)                  33      47     167     198     155     101      75      --      --
----------------------------------------------------------------------------------------------------------------------



 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.94   $0.84   $0.62   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.87   $0.94   $0.84   $0.62   $1.05      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --     212     199     137      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of
period                                       $1.04   $0.85   $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.04   $1.04   $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.49   $1.35   $0.99   $1.59   $1.46   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period     $1.48   $1.49   $1.35   $0.99   $1.59   $1.46   $1.38   $1.34   $1.25
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.17   $1.62   $1.01   $1.70   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period     $1.91   $2.17   $1.62   $1.01   $1.70   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.39   $1.29   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period     $1.39   $1.39   $1.29   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding
at end of period (000 omitted)                  48      48      38      38      34      29      13      13      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.83   $2.53   $1.93   $3.16   $2.51   $1.95   $1.70   $1.33   $1.00
Accumulation unit value at end of period     $2.96   $2.83   $2.53   $1.93   $3.16   $2.51   $1.95   $1.70   $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                  --       5       5       5       5       5       5       4      --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.78   $0.65   $0.46   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.69   $0.78   $0.65   $0.46   $0.85      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      45      73      26      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of
period                                       $1.19   $0.91   $0.59   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.08   $1.19   $0.91   $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.31   $1.03   $0.81   $1.34   $1.64   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period     $1.37   $1.31   $1.03   $0.81   $1.34   $1.64   $1.21   $1.05      --
Number of accumulation units outstanding
at end of period (000 omitted)                   1       1       1       1       1       1      --      --      --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.43   $1.33   $0.93   $1.75   $1.56   $1.47   $1.42   $1.36   $1.00
Accumulation unit value at end of period     $1.38   $1.43   $1.33   $0.93   $1.75   $1.56   $1.47   $1.42   $1.36
Number of accumulation units outstanding
at end of period (000 omitted)                   7      16      28      30      25      28      26       5      --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.24   $1.97   $1.44   $2.44   $2.34   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period     $2.02   $2.24   $1.97   $1.44   $2.44   $2.34   $2.02   $1.80   $1.54
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.53   $1.36   $1.16   $1.38   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period     $1.52   $1.53   $1.36   $1.16   $1.38   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding
at end of period (000 omitted)                 107     118     274     385     371     276     233     196       1
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $0.39   $0.35   $0.28   $1.33   $1.36   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period     $0.38   $0.39   $0.35   $0.28   $1.33   $1.36   $1.27   $1.26   $1.18
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --       1       1       1       1       1
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.11   $1.75   $1.29   $2.12   $2.18   $1.94   $1.79   $1.53   $1.00
Accumulation unit value at end of period     $2.03   $2.11   $1.75   $1.29   $2.12   $2.18   $1.94   $1.79   $1.53
Number of accumulation units outstanding
at end of period (000 omitted)                  34      45      41      42      41      39      16      15      --
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of
period                                       $1.14   $1.02   $0.86   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period     $1.14   $1.14   $1.02   $0.86   $1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --     110     170     135      --      --      --      --
----------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    77

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.17   $1.16   $0.93   $1.14   $1.17   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period     $1.14   $1.17   $1.16   $0.93   $1.14   $1.17   $1.16   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.39   $1.23   $0.96   $1.60   $1.73   $1.51   $1.46   $1.34   $1.00
Accumulation unit value at end of period     $1.30   $1.39   $1.23   $0.96   $1.60   $1.73   $1.51   $1.46   $1.34
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --       7       7       7       2       1      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.73   $1.59   $1.30   $2.36   $2.21   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period     $1.41   $1.73   $1.59   $1.30   $2.36   $2.21   $1.76   $1.59   $1.39
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                       $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.05   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.43   $1.25   $0.95   $1.58   $1.59   $1.45   $1.41   $1.33   $1.00
Accumulation unit value at end of period     $1.39   $1.43   $1.25   $0.95   $1.58   $1.59   $1.45   $1.41   $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.06   $0.85   $0.66   $1.10   $1.28   $1.11   $1.05   $1.00      --
Accumulation unit value at end of period     $0.99   $1.06   $0.85   $0.66   $1.10   $1.28   $1.11   $1.05      --
Number of accumulation units outstanding
at end of period (000 omitted)                  10      10      10      10      10       7      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.12   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07   $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 300     242      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.12   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07   $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.04   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.06   $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.04   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.06   $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 208     418      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of
period                                       $0.85   $0.77   $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period     $0.81   $0.85   $0.77   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --     259     167     106      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.24   $1.03   $0.77   $1.23   $1.18   $1.03   $1.04   $1.00      --
Accumulation unit value at end of period     $1.14   $1.24   $1.03   $0.77   $1.23   $1.18   $1.03   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                  16      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.09   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08   $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 566     559      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.09   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08   $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,295   1,375      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.11   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07   $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.11   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.08   $1.11      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               1,112   1,139      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 100     104      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of
period                                       $1.07   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.07   $1.07      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  82      84      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.26   $1.84   $1.37   $2.04   $2.17   $1.84   $1.76   $1.49   $1.00
Accumulation unit value at end of period     $2.13   $2.26   $1.84   $1.37   $2.04   $2.17   $1.84   $1.76   $1.49
Number of accumulation units outstanding
at end of period (000 omitted)                   5       7      16      17      17      16      17      --      --
----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.95   $1.59   $1.08   $2.01   $1.75   $1.30   $1.08   $1.00      --
Accumulation unit value at end of period     $1.64   $1.95   $1.59   $1.08   $2.01   $1.75   $1.30   $1.08      --
Number of accumulation units outstanding
at end of period (000 omitted)                  12      15      63      90      52      27      24      --      --
----------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of
period                                       $1.27   $1.04   $0.75   $1.25   $1.21   $1.14   $1.04   $1.00      --
Accumulation unit value at end of period     $1.20   $1.27   $1.04   $0.75   $1.25   $1.21   $1.14   $1.04      --
Number of accumulation units outstanding
at end of period (000 omitted)                   5       8      64      64      47      20      18      --      --
----------------------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    79

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of
period                                       $1.09   $1.01   $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period     $1.04   $1.09   $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      16      16      17      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.69   $1.45   $0.96   $1.86   $1.58   $1.48   $1.45   $1.40   $1.00
Accumulation unit value at end of period     $1.27   $1.69   $1.45   $0.96   $1.86   $1.58   $1.48   $1.45   $1.40
Number of accumulation units outstanding
at end of period (000 omitted)                  28      28      28      33      33      33      33      35      30
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.39   $1.25   $1.06   $1.82   $1.76   $1.53   $1.49   $1.36   $1.00
Accumulation unit value at end of period     $1.45   $1.39   $1.25   $1.06   $1.82   $1.76   $1.53   $1.49   $1.36
Number of accumulation units outstanding
at end of period (000 omitted)                  14      80     348     350     418     355     362     364     283
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.45   $1.34   $0.99   $1.68   $1.50   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period     $1.38   $1.45   $1.34   $0.99   $1.68   $1.50   $1.54   $1.36   $1.28
Number of accumulation units outstanding
at end of period (000 omitted)                  30      58      58      62      76      78      66      68      35
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.02   $1.04   $1.05   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period     $1.01   $1.02   $1.04   $1.05   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      81      81      81     117     107      97      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.22   $1.14   $1.01   $1.10   $1.06   $1.04   $1.03   $1.00   $1.00
Accumulation unit value at end of period     $1.28   $1.22   $1.14   $1.01   $1.10   $1.06   $1.04   $1.03   $1.00
Number of accumulation units outstanding
at end of period (000 omitted)                  25      28      28      28      44      44      28      28      28
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.08   $1.81   $1.44   $2.46   $2.32   $1.97   $1.76   $1.51   $1.00
Accumulation unit value at end of period     $1.94   $2.08   $1.81   $1.44   $2.46   $2.32   $1.97   $1.76   $1.51
Number of accumulation units outstanding
at end of period (000 omitted)                   1       1       1       1      11      11      10       9       1
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (3/17/2006)
Accumulation unit value at beginning of
period                                       $0.88   $0.76   $0.62   $1.09   $1.08   $1.00      --      --      --
Accumulation unit value at end of period     $0.91   $0.88   $0.76   $0.62   $1.09   $1.08      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --       3       3       3       3       3      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.33   $1.16   $0.86   $1.57   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period     $1.27   $1.33   $1.16   $0.86   $1.57   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.50   $1.33   $1.07   $1.73   $1.67   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period     $1.50   $1.50   $1.33   $1.07   $1.73   $1.67   $1.48   $1.44   $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                  54      55      56      60      66      89      90      80      29
----------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.05   $1.03   $0.99   $1.04   $1.00   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period     $1.04   $1.05   $1.03   $0.99   $1.04   $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                 149     149     150     150     100     101     101      85      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.88   $1.64   $1.23   $2.18   $1.89   $1.72   $1.50   $1.33   $1.00
Accumulation unit value at end of period     $1.80   $1.88   $1.64   $1.23   $2.18   $1.89   $1.72   $1.50   $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                 113     124     149     161     192     163     159     160      26
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.51   $1.24   $0.98   $1.90   $1.52   $1.45   $1.40   $1.38   $1.00
Accumulation unit value at end of period     $1.48   $1.51   $1.24   $0.98   $1.90   $1.52   $1.45   $1.40   $1.38
Number of accumulation units outstanding
at end of period (000 omitted)                 133     134     134     135     135     133     133     134      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.72   $2.15   $1.56   $2.63   $2.32   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period     $2.38   $2.72   $2.15   $1.56   $2.63   $2.32   $2.10   $1.81   $1.47
Number of accumulation units outstanding
at end of period (000 omitted)                 129     140     394     410     445     424     430     446     321
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.07   $1.86   $1.50   $2.72   $2.36   $2.04   $1.74   $1.57   $1.00
Accumulation unit value at end of period     $1.68   $2.07   $1.86   $1.50   $2.72   $2.36   $2.04   $1.74   $1.57
Number of accumulation units outstanding
at end of period (000 omitted)                  16      16      16      16      16      15      15      17      --
----------------------------------------------------------------------------------------------------------------------


 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.46   $1.22   $1.04   $1.84   $2.37   $2.00   $1.79   $1.38   $1.00
Accumulation unit value at end of period     $1.35   $1.46   $1.22   $1.04   $1.84   $2.37   $2.00   $1.79   $1.38
Number of accumulation units outstanding
at end of period (000 omitted)                  13      13      13      18      22      22      22      28      21
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.24   $1.78   $1.40   $2.12   $2.21   $1.92   $1.80   $1.48   $1.00
Accumulation unit value at end of period     $2.12   $2.24   $1.78   $1.40   $2.12   $2.21   $1.92   $1.80   $1.48
Number of accumulation units outstanding
at end of period (000 omitted)                  14      17      19      24      43      31      30      27       8
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.94   $1.54   $1.09   $1.93   $1.77   $1.65   $1.60   $1.46   $1.00
Accumulation unit value at end of period     $1.82   $1.94   $1.54   $1.09   $1.93   $1.77   $1.65   $1.60   $1.46
Number of accumulation units outstanding
at end of period (000 omitted)                  60      62      65      74      84      88      93     104      65
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.52   $1.39   $1.12   $1.82   $1.78   $1.53   $1.41   $1.27   $1.00
Accumulation unit value at end of period     $1.48   $1.52   $1.39   $1.12   $1.82   $1.78   $1.53   $1.41   $1.27
Number of accumulation units outstanding
at end of period (000 omitted)                 164     223     241     271     311     312     308     320      68
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.09   $1.96   $1.46   $2.48   $2.19   $1.83   $1.69   $1.45   $1.00
Accumulation unit value at end of period     $1.84   $2.09   $1.96   $1.46   $2.48   $2.19   $1.83   $1.69   $1.45
Number of accumulation units outstanding
at end of period (000 omitted)                  36      50      50      56      70      50      51      47       9
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.31   $1.25   $0.86   $1.81   $1.82   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period     $1.25   $1.31   $1.25   $0.86   $1.81   $1.82   $1.64   $1.58   $1.45
Number of accumulation units outstanding
at end of period (000 omitted)                  32      37      43      45      46      47      42      14       9
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.80   $1.54   $1.11   $2.13   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period     $1.64   $1.80   $1.54   $1.11   $2.13   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding
at end of period (000 omitted)                  --       3       3       3       3       3       3       4       4
----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (4/28/2006)
Accumulation unit value at beginning of
period                                       $1.06   $0.99   $0.78   $1.14   $1.08   $1.00      --      --      --
Accumulation unit value at end of period     $1.04   $1.06   $0.99   $0.78   $1.14   $1.08      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.48   $1.34   $0.98   $1.59   $1.45   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period     $1.46   $1.48   $1.34   $0.98   $1.59   $1.45   $1.38   $1.34   $1.25
Number of accumulation units outstanding
at end of period (000 omitted)                  --       4       4       4       4       4       4       4       4
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.15   $1.61   $1.00   $1.69   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period     $1.89   $2.15   $1.61   $1.00   $1.69   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.38   $1.28   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period     $1.38   $1.38   $1.28   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding
at end of period (000 omitted)                  96     100     104     114     127     131     121     123      80
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.80   $2.51   $1.92   $3.14   $2.50   $1.94   $1.70   $1.33   $1.00
Accumulation unit value at end of period     $2.94   $2.80   $2.51   $1.92   $3.14   $2.50   $1.94   $1.70   $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                  --       4       4       4       4       4       4       4       1
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.41   $1.32   $0.93   $1.74   $1.55   $1.47   $1.42   $1.35   $1.00
Accumulation unit value at end of period     $1.37   $1.41   $1.32   $0.93   $1.74   $1.55   $1.47   $1.42   $1.35
Number of accumulation units outstanding
at end of period (000 omitted)                  47     148     150     157     241     170     171     173       9
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.23   $1.96   $1.43   $2.43   $2.33   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period     $2.00   $2.23   $1.96   $1.43   $2.43   $2.33   $2.02   $1.80   $1.54
Number of accumulation units outstanding
at end of period (000 omitted)                  --      39      42      42      53      54      52      52       1
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.52   $1.35   $1.16   $1.37   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period     $1.51   $1.52   $1.35   $1.16   $1.37   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding
at end of period (000 omitted)                 185     216     245     284     376     310     299     307      75
----------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    81

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $0.39   $0.35   $0.28   $1.33   $1.36   $1.26   $1.26   $1.18   $1.00
Accumulation unit value at end of period     $0.37   $0.39   $0.35   $0.28   $1.33   $1.36   $1.26   $1.26   $1.18
Number of accumulation units outstanding
at end of period (000 omitted)                   3       3       3      12      81      17      20      21       1
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.10   $1.73   $1.29   $2.11   $2.18   $1.93   $1.79   $1.53   $1.00
Accumulation unit value at end of period     $2.01   $2.10   $1.73   $1.29   $2.11   $2.18   $1.93   $1.79   $1.53
Number of accumulation units outstanding
at end of period (000 omitted)                  74     113     352     355     357     358     359     362     268
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.38   $1.22   $0.96   $1.59   $1.72   $1.51   $1.46   $1.33   $1.00
Accumulation unit value at end of period     $1.29   $1.38   $1.22   $0.96   $1.59   $1.72   $1.51   $1.46   $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.71   $1.58   $1.29   $2.34   $2.20   $1.75   $1.59   $1.39   $1.00
Accumulation unit value at end of period     $1.40   $1.71   $1.58   $1.29   $2.34   $2.20   $1.75   $1.59   $1.39
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --       6       7       8       8       9      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of
period                                       $1.13   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period     $1.05   $1.13      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  12      12      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (3/17/2003)
Accumulation unit value at beginning of
period                                       $1.42   $1.24   $0.95   $1.57   $1.59   $1.45   $1.40   $1.33   $1.00
Accumulation unit value at end of period     $1.38   $1.42   $1.24   $0.95   $1.57   $1.59   $1.45   $1.40   $1.33
Number of accumulation units outstanding
at end of period (000 omitted)                  --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (3/17/2003)
Accumulation unit value at beginning of
period                                       $2.24   $1.83   $1.36   $2.03   $2.17   $1.83   $1.76   $1.49   $1.00
Accumulation unit value at end of period     $2.11   $2.24   $1.83   $1.36   $2.03   $2.17   $1.83   $1.76   $1.49
Number of accumulation units outstanding
at end of period (000 omitted)                  --       3       3       3       3       3       5       7       3
----------------------------------------------------------------------------------------------------------------------






 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (9/26/2008)
Accumulation unit value at beginning of period    $1.09   $1.00   $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period          $1.04   $1.09   $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (5/1/2007)
Accumulation unit value at beginning of period    $1.04   $0.90   $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period          $0.79   $1.04   $0.90   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period    $0.96   $0.87   $0.73   $1.26   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period          $1.00   $0.96   $0.87   $0.73   $1.26   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period    $1.04   $1.01   $0.76   $1.67   $1.60   $1.21   $1.05   $1.00
Accumulation unit value at end of period          $0.82   $1.04   $1.01   $0.76   $1.67   $1.60   $1.21   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              43      39     269     262     105      43      28       1
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.17   $1.14   $1.05   $1.08   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period          $1.29   $1.17   $1.14   $1.05   $1.08   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                              35      46      43      37      54      84      50       3
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.32   $1.19   $0.91   $1.67   $1.44   $1.18   $1.06   $1.00
Accumulation unit value at end of period          $1.14   $1.32   $1.19   $0.91   $1.67   $1.44   $1.18   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (5/1/2007)
Accumulation unit value at beginning of period    $0.99   $0.85   $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period          $0.97   $0.99   $0.85   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.01   $0.88   $0.67   $1.16   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period          $1.00   $1.01   $0.88   $0.67   $1.16   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              46      52      53      53      49      99      36      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period    $1.09   $0.98   $0.83   $1.16   $1.24   $1.07   $1.04   $1.00
Accumulation unit value at end of period          $1.08   $1.09   $0.98   $0.83   $1.16   $1.24   $1.07   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      27      27      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.04   $1.06   $1.07   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period          $1.02   $1.04   $1.06   $1.07   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1     209       6       3       6       4       1
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.18   $1.11   $0.99   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period          $1.24   $1.18   $1.11   $0.99   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                               4       5     946     569     475      98      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.23   $1.07   $0.86   $1.46   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period          $1.15   $1.23   $1.07   $0.86   $1.46   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              69      75     790     522     227     110      51      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $0.99   $0.85   $0.70   $1.23   $1.22   $1.07   $1.03   $1.00
Accumulation unit value at end of period          $1.02   $0.99   $0.85   $0.70   $1.23   $1.22   $1.07   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1       1       1       1      15      15       2
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $2.33   $1.98   $1.16   $2.54   $1.87   $1.42   $1.08   $1.00
Accumulation unit value at end of period          $1.81   $2.33   $1.98   $1.16   $2.54   $1.87   $1.42   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                              14      13     109     125      48      27      15      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (5/1/2006)
Accumulation unit value at beginning of period    $1.15   $1.12   $1.07   $1.09   $1.02   $1.00      --      --
Accumulation unit value at end of period          $1.25   $1.15   $1.12   $1.07   $1.09   $1.02      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               3       3     674     211     180      57      --      --
-------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    83

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (4/28/2006)
Accumulation unit value at beginning of period    $1.23   $1.11   $0.79   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period          $1.28   $1.23   $1.11   $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               8      10      10      11      12      39      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.40   $1.25   $0.83   $1.13   $1.12   $1.03   $1.01   $1.00
Accumulation unit value at end of period          $1.46   $1.40   $1.25   $0.83   $1.13   $1.12   $1.03   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                              32       9       9      10      11      18       9       1
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.36   $1.22   $0.87   $1.09   $1.08   $1.02   $1.01   $1.00
Accumulation unit value at end of period          $1.42   $1.36   $1.22   $0.87   $1.09   $1.08   $1.02   $1.01
Number of accumulation units outstanding at end
of period (000 omitted)                               2       2     484     214     139      26      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.32   $1.18   $0.94   $1.60   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period          $1.13   $1.32   $1.18   $0.94   $1.60   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.04   $0.90   $0.67   $1.22   $1.21   $1.10   $1.03   $1.00
Accumulation unit value at end of period          $0.99   $1.04   $0.90   $0.67   $1.22   $1.21   $1.10   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (5/1/2007)
Accumulation unit value at beginning of period    $0.99   $0.83   $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $0.95   $0.99   $0.83   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               3       4     869     443     185      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (5/1/2007)
Accumulation unit value at beginning of period    $0.87   $0.78   $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period          $0.72   $0.87   $0.78   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.34   $1.08   $0.67   $1.24   $1.11   $1.12   $1.04   $1.00
Accumulation unit value at end of period          $1.12   $1.34   $1.08   $0.67   $1.24   $1.11   $1.12   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period    $0.90   $0.74   $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period          $0.81   $0.90   $0.74   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.06   $0.94   $0.76   $1.23   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period          $1.06   $1.06   $0.94   $0.76   $1.23   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              17      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.06   $0.90   $0.72   $1.21   $1.24   $1.06   $1.03   $1.00
Accumulation unit value at end of period          $1.03   $1.06   $0.90   $0.72   $1.21   $1.24   $1.06   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.07   $1.05   $1.01   $1.06   $1.02   $1.00   $1.00   $1.00
Accumulation unit value at end of period          $1.06   $1.07   $1.05   $1.01   $1.06   $1.02   $1.00   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              67      --     139      19      16       8      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (11/15/2004)
Accumulation unit value at beginning of period    $1.33   $1.07   $0.87   $1.23   $1.28   $1.09   $1.06   $1.00
Accumulation unit value at end of period          $1.22   $1.33   $1.07   $0.87   $1.23   $1.28   $1.09   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                               2       2     489     265     137      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (5/1/2007)
Accumulation unit value at beginning of period    $0.96   $0.84   $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period          $0.83   $0.96   $0.84   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $0.92   $0.69   $1.18   $1.18   $1.11   $1.04   $1.00
Accumulation unit value at end of period          $1.13   $1.14   $0.92   $0.69   $1.18   $1.18   $1.11   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.36   $1.07   $0.69   $1.20   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period          $1.23   $1.36   $1.07   $0.69   $1.20   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                               8       9      10      12      11      20       8      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.18   $1.04   $0.87   $1.25   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period          $1.26   $1.18   $1.04   $0.87   $1.25   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.82   $0.76   $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period          $0.68   $0.82   $0.76   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --       6       6      --      --      --
-------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $1.12   $0.87   $1.41   $1.38   $1.15   $1.05   $1.00
Accumulation unit value at end of period          $0.91   $1.14   $1.12   $0.87   $1.41   $1.38   $1.15   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (5/1/2007)
Accumulation unit value at beginning of period    $1.07   $1.00   $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period          $1.08   $1.07   $1.00   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               2       2     336     161     111      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.29   $1.12   $0.84   $1.50   $1.30   $1.18   $1.03   $1.00
Accumulation unit value at end of period          $1.23   $1.29   $1.12   $0.84   $1.50   $1.30   $1.18   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              84      79     215     429     291     197     105      43
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.09   $0.90   $0.71   $1.38   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period          $1.08   $1.09   $0.90   $0.71   $1.38   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.20   $1.14   $1.00   $1.05   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period          $1.26   $1.20   $1.14   $1.00   $1.05   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end
of period (000 omitted)                              38      47     470     281     264      87      52       3
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.58   $1.25   $0.91   $1.53   $1.35   $1.22   $1.05   $1.00
Accumulation unit value at end of period          $1.38   $1.58   $1.25   $0.91   $1.53   $1.35   $1.22   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              47      13     181     189      73      27      12      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.24   $1.12   $0.90   $1.63   $1.42   $1.23   $1.05   $1.00
Accumulation unit value at end of period          $1.01   $1.24   $1.12   $0.90   $1.63   $1.42   $1.23   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --       6       3      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.25   $1.13   $0.84   $1.22   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period          $1.26   $1.25   $1.13   $0.84   $1.22   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.13   $0.95   $0.82   $1.15   $1.20   $1.04   $1.03   $1.00
Accumulation unit value at end of period          $1.18   $1.13   $0.95   $0.82   $1.15   $1.20   $1.04   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.24   $0.98   $0.70   $1.23   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period          $1.16   $1.24   $0.98   $0.70   $1.23   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.12   $1.03   $0.83   $1.34   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period          $1.09   $1.12   $1.03   $0.83   $1.34   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      33      33      56      33      33
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.65   $1.47   $1.26   $1.20   $1.10   $1.00   $1.05   $1.00
Accumulation unit value at end of period          $1.61   $1.65   $1.47   $1.26   $1.20   $1.10   $1.00   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              12      13     342     213     198      62      19       1
-------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    85

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period    $1.04   $0.98   $0.76   $1.34   $1.34   $1.11   $1.04   $1.00
Accumulation unit value at end of period          $0.95   $1.04   $0.98   $0.76   $1.34   $1.34   $1.11   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.34   $1.09   $0.83   $1.34   $1.32   $1.16   $1.04   $1.00
Accumulation unit value at end of period          $1.23   $1.34   $1.09   $0.83   $1.34   $1.32   $1.16   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              20      22     173     183     138      44      18      --
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.77   $0.69   $0.58   $0.94   $1.00      --      --      --
Accumulation unit value at end of period          $0.78   $0.77   $0.69   $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $0.85   $0.81   $0.56   $1.18   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period          $0.81   $0.85   $0.81   $0.56   $1.18   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1       1       1       1       6       6       1
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.79   $0.70   $0.59   $1.04   $1.00      --      --      --
Accumulation unit value at end of period          $0.72   $0.79   $0.70   $0.59   $1.04      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.18   $1.01   $0.73   $1.40   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period          $1.08   $1.18   $1.01   $0.73   $1.40   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.93   $0.90   $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $0.95   $0.93   $0.90   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.89   $0.81   $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period          $0.82   $0.89   $0.81   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               3       3     691     220      82      --      --      --
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.27   $1.13   $0.89   $1.27   $1.18   $1.08   $1.02   $1.00
Accumulation unit value at end of period          $1.17   $1.27   $1.13   $0.89   $1.27   $1.18   $1.08   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --       2       2      --
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.05   $0.92   $0.73   $1.16   $1.20   $1.05   $1.03   $1.00
Accumulation unit value at end of period          $1.01   $1.05   $0.92   $0.73   $1.16   $1.20   $1.05   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              88      98     346     337     201     143      72       1
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.94   $0.83   $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period          $0.87   $0.94   $0.83   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               3       3     743     458     213      --      --      --
-------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (5/1/2007)
Accumulation unit value at beginning of period    $1.04   $0.84   $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.03   $1.04   $0.84   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $1.03   $0.76   $1.22   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period          $1.12   $1.14   $1.03   $0.76   $1.22   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period    $1.53   $1.14   $0.71   $1.20   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period          $1.34   $1.53   $1.14   $0.71   $1.20   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period    $1.10   $1.02   $0.88   $1.16   $1.13   $1.03   $1.02   $1.00
Accumulation unit value at end of period          $1.10   $1.10   $1.02   $0.88   $1.16   $1.13   $1.03   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period    $1.75   $1.57   $1.20   $1.96   $1.56   $1.21   $1.06   $1.00
Accumulation unit value at end of period          $1.83   $1.75   $1.57   $1.20   $1.96   $1.56   $1.21   $1.06
Number of accumulation units outstanding at end
of period (000 omitted)                              10      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $0.77   $0.64   $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period          $0.68   $0.77   $0.64   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              47       1     154     161      45      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (5/1/2007)
Accumulation unit value at beginning of period    $1.18   $0.91   $0.59   $1.12   $1.00      --      --      --
Accumulation unit value at end of period          $1.08   $1.18   $0.91   $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.30   $1.02   $0.81   $1.33   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period          $1.35   $1.30   $1.02   $0.81   $1.33   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --       4       4       1
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.01   $0.94   $0.66   $1.24   $1.11   $1.05   $1.02   $1.00
Accumulation unit value at end of period          $0.98   $1.01   $0.94   $0.66   $1.24   $1.11   $1.05   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              49      36      34      81      75      75      63      35
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.32   $1.16   $0.85   $1.44   $1.38   $1.20   $1.07   $1.00
Accumulation unit value at end of period          $1.19   $1.32   $1.16   $0.85   $1.44   $1.38   $1.20   $1.07
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.29   $1.14   $0.98   $1.17   $1.08   $1.03   $1.02   $1.00
Accumulation unit value at end of period          $1.28   $1.29   $1.14   $0.98   $1.17   $1.08   $1.03   $1.02
Number of accumulation units outstanding at end
of period (000 omitted)                              29      33     685     408     319     107      61      27
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.22   $1.01   $0.75   $1.23   $1.27   $1.13   $1.04   $1.00
Accumulation unit value at end of period          $1.17   $1.22   $1.01   $0.75   $1.23   $1.27   $1.13   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              14      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (5/1/2007)
Accumulation unit value at beginning of period    $1.13   $1.02   $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period          $1.13   $1.13   $1.02   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                               1       1     388     372     237      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.16   $1.15   $0.93   $1.14   $1.17   $1.15   $1.04   $1.00
Accumulation unit value at end of period          $1.13   $1.16   $1.15   $0.93   $1.14   $1.17   $1.15   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.14   $1.05   $0.86   $1.56   $1.46   $1.16   $1.05   $1.00
Accumulation unit value at end of period          $0.93   $1.14   $1.05   $0.86   $1.56   $1.46   $1.16   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (9/24/2010)
Accumulation unit value at beginning of period    $1.13   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.05   $1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period    $1.05   $0.85   $0.65   $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period          $0.98   $1.05   $0.85   $0.65   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      14      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.06   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --     270      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.06   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             832   1,055      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    87

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                2011    2010    2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.05   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              --      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.05   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             171     314      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (5/1/2007)
Accumulation unit value at beginning of period    $0.84   $0.77   $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period          $0.80   $0.84   $0.77   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                              45       4     900     388     173      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.22   $1.02   $0.76   $1.22   $1.17   $1.03   $1.04   $1.00
Accumulation unit value at end of period          $1.13   $1.22   $1.02   $0.76   $1.22   $1.17   $1.03   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              14      --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           2,786   2,308      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           4,088   4,526      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.11   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           2,528   1,657      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.11   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           3,588   3,737      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period    $1.06   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.06      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                             122     124      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period    $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period          $1.07   $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end
of period (000 omitted)                           1,165   1,202      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period    $1.33   $1.09   $0.81   $1.21   $1.29   $1.09   $1.05   $1.00
Accumulation unit value at end of period          $1.25   $1.33   $1.09   $0.81   $1.21   $1.29   $1.09   $1.05
Number of accumulation units outstanding at end
of period (000 omitted)                              42      31      33      35      35      37      29      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period    $1.93   $1.57   $1.07   $2.00   $1.75   $1.30   $1.08   $1.00
Accumulation unit value at end of period          $1.62   $1.93   $1.57   $1.07   $2.00   $1.75   $1.30   $1.08
Number of accumulation units outstanding at end
of period (000 omitted)                              20      20     156     176      67      37      22      --
-------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period    $1.26   $1.04   $0.74   $1.25   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period          $1.19   $1.26   $1.04   $0.74   $1.25   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end
of period (000 omitted)                              18      20     170     121      60      25      17      --
-------------------------------------------------------------------------------------------------------------------








 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of period                  $0.89   $0.77   $0.51   $0.99   $1.00
Accumulation unit value at end of period                        $0.67   $0.89   $0.77   $0.51   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of period                  $0.74   $0.67   $0.56   $0.97   $1.00
Accumulation unit value at end of period                        $0.77   $0.74   $0.67   $0.56   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of period                  $0.58   $0.57   $0.43   $0.94   $1.00
Accumulation unit value at end of period                        $0.46   $0.58   $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/1/2007)
Accumulation unit value at beginning of period                  $1.01   $0.86   $0.68   $0.91   $1.00
Accumulation unit value at end of period                        $0.98   $1.01   $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2       2       2       1      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/1/2007)
Accumulation unit value at beginning of period                  $0.89   $0.79   $0.59   $1.04   $1.00
Accumulation unit value at end of period                        $0.89   $0.89   $0.79   $0.59   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/1/2007)
Accumulation unit value at beginning of period                  $0.85   $0.76   $0.65   $0.90   $1.00
Accumulation unit value at end of period                        $0.84   $0.85   $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.98   $0.99   $1.01   $1.00   $1.00
Accumulation unit value at end of period                        $0.96   $0.98   $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                     154     157     160      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.11   $1.05   $0.93   $1.01   $1.00
Accumulation unit value at end of period                        $1.17   $1.11   $1.05   $0.93   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.80   $0.70   $0.56   $0.96   $1.00
Accumulation unit value at end of period                        $0.75   $0.80   $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.76   $0.66   $0.54   $0.95   $1.00
Accumulation unit value at end of period                        $0.78   $0.76   $0.66   $0.54   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.96   $0.82   $0.48   $1.05   $1.00
Accumulation unit value at end of period                        $0.74   $0.96   $0.82   $0.48   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.09   $1.07   $1.02   $1.03   $1.00
Accumulation unit value at end of period                        $1.18   $1.09   $1.07   $1.02   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of period                  $1.14   $1.03   $0.73   $0.99   $1.00
Accumulation unit value at end of period                        $1.19   $1.14   $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.22   $1.09   $0.72   $0.98   $1.00
Accumulation unit value at end of period                        $1.26   $1.22   $1.09   $0.72   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.22   $1.10   $0.79   $0.99   $1.00
Accumulation unit value at end of period                        $1.27   $1.22   $1.10   $0.79   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    89

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.82   $0.73   $0.58   $1.00   $1.00
Accumulation unit value at end of period                        $0.70   $0.82   $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.80   $0.69   $0.51   $0.94   $1.00
Accumulation unit value at end of period                        $0.76   $0.80   $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (10/1/2007)
Accumulation unit value at beginning of period                  $0.89   $0.74   $0.60   $1.01   $1.00
Accumulation unit value at end of period                        $0.85   $0.89   $0.74   $0.60   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --       1      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of period                  $0.77   $0.69   $0.51   $1.01   $1.00
Accumulation unit value at end of period                        $0.63   $0.77   $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       3       3      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.86   $0.72   $0.52   $0.96   $1.00
Accumulation unit value at end of period                        $0.78   $0.86   $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.83   $0.73   $0.59   $0.96   $1.00
Accumulation unit value at end of period                        $0.83   $0.83   $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2       2       2      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.01   $1.00   $0.96   $1.01   $1.00
Accumulation unit value at end of period                        $1.01   $1.01   $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of period                  $1.03   $0.83   $0.67   $0.95   $1.00
Accumulation unit value at end of period                        $0.95   $1.03   $0.83   $0.67   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/1/2007)
Accumulation unit value at beginning of period                  $0.92   $0.80   $0.68   $1.05   $1.00
Accumulation unit value at end of period                        $0.79   $0.92   $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.76   $0.71   $0.58   $1.02   $1.00
Accumulation unit value at end of period                        $0.64   $0.76   $0.71   $0.58   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.79   $0.77   $0.60   $0.97   $1.00
Accumulation unit value at end of period                        $0.63   $0.79   $0.77   $0.60   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/1/2007)
Accumulation unit value at beginning of period                  $1.08   $1.01   $0.71   $0.99   $1.00
Accumulation unit value at end of period                        $1.09   $1.08   $1.01   $0.71   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.86   $0.75   $0.56   $1.00   $1.00
Accumulation unit value at end of period                        $0.82   $0.86   $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2       2       2       1      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $1.15   $1.09   $0.96   $1.01   $1.00
Accumulation unit value at end of period                        $1.21   $1.15   $1.09   $0.96   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $1.00   $0.79   $0.58   $0.97   $1.00
Accumulation unit value at end of period                        $0.88   $1.00   $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------



 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.76   $0.68   $0.55   $1.00   $1.00
Accumulation unit value at end of period                        $0.61   $0.76   $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       3       3      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.99   $0.90   $0.67   $0.98   $1.00
Accumulation unit value at end of period                        $1.00   $0.99   $0.90   $0.67   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --       1      --
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $1.38   $1.23   $1.05   $1.01   $1.00
Accumulation unit value at end of period                        $1.34   $1.38   $1.23   $1.05   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.75   $0.71   $0.55   $0.97   $1.00
Accumulation unit value at end of period                        $0.68   $0.75   $0.71   $0.55   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.96   $0.78   $0.60   $0.96   $1.00
Accumulation unit value at end of period                        $0.88   $0.96   $0.78   $0.60   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --       1      --
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.77   $0.69   $0.58   $0.94   $1.00
Accumulation unit value at end of period                        $0.79   $0.77   $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.74   $0.65   $0.55   $0.97   $1.00
Accumulation unit value at end of period                        $0.66   $0.74   $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.81   $0.69   $0.50   $0.96   $1.00
Accumulation unit value at end of period                        $0.73   $0.81   $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.92   $0.89   $0.71   $1.02   $1.00
Accumulation unit value at end of period                        $0.94   $0.92   $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.83   $0.75   $0.57   $0.97   $1.00
Accumulation unit value at end of period                        $0.76   $0.83   $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.85   $0.74   $0.59   $0.94   $1.00
Accumulation unit value at end of period                        $0.81   $0.85   $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       3       3       1      --
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.88   $0.78   $0.59   $0.99   $1.00
Accumulation unit value at end of period                        $0.81   $0.88   $0.78   $0.59   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (10/1/2007)
Accumulation unit value at beginning of period                  $0.99   $0.81   $0.57   $0.99   $1.00
Accumulation unit value at end of period                        $0.99   $0.99   $0.81   $0.57   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/1/2007)
Accumulation unit value at beginning of period                  $0.93   $0.86   $0.75   $0.98   $1.00
Accumulation unit value at end of period                        $0.93   $0.93   $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --       1      --
---------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/1/2007)
Accumulation unit value at beginning of period                  $0.93   $0.83   $0.64   $1.04   $1.00
Accumulation unit value at end of period                        $0.97   $0.93   $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    91

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.80   $0.67   $0.48   $0.88   $1.00
Accumulation unit value at end of period                        $0.71   $0.80   $0.67   $0.48   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $1.04   $0.80   $0.52   $0.99   $1.00
Accumulation unit value at end of period                        $0.95   $1.04   $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.78   $0.73   $0.52   $0.97   $1.00
Accumulation unit value at end of period                        $0.76   $0.78   $0.73   $0.52   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       3       3      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.87   $0.76   $0.56   $0.95   $1.00
Accumulation unit value at end of period                        $0.78   $0.87   $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --       1      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $1.13   $1.00   $0.86   $1.02   $1.00
Accumulation unit value at end of period                        $1.11   $1.13   $1.00   $0.86   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.93   $0.77   $0.57   $0.94   $1.00
Accumulation unit value at end of period                        $0.89   $0.93   $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2       2       2      --      --
---------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/1/2007)
Accumulation unit value at beginning of period                  $1.10   $0.99   $0.83   $1.01   $1.00
Accumulation unit value at end of period                        $1.10   $1.10   $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2       2       2      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.11   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.11      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.11   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.11      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.04   $1.00      --      --      --
Accumulation unit value at end of period                        $1.05   $1.04      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.04   $1.00      --      --      --
Accumulation unit value at end of period                        $1.05   $1.04      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.83   $0.76   $0.59   $0.98   $1.00
Accumulation unit value at end of period                        $0.79   $0.83   $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.95   $0.79   $0.59   $0.95   $1.00
Accumulation unit value at end of period                        $0.87   $0.95   $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.09   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.09      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     365     282      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.09   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.09      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------



 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.10   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.10      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     103     105      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.11   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.11      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.06   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     657     105      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.06   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.02   $0.84   $0.62   $0.93   $1.00
Accumulation unit value at end of period                        $0.96   $1.02   $0.84   $0.62   $0.93
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2       2       2      --      --
---------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/1/2007)
Accumulation unit value at beginning of period                  $0.94   $0.76   $0.52   $0.97   $1.00
Accumulation unit value at end of period                        $0.79   $0.94   $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
WANGER USA (10/1/2007)
Accumulation unit value at beginning of period                  $0.97   $0.80   $0.57   $0.97   $1.00
Accumulation unit value at end of period                        $0.92   $0.97   $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --       1      --
---------------------------------------------------------------------------------------------------------






                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    93

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of period                  $0.89   $0.77   $0.51   $0.99   $1.00
Accumulation unit value at end of period                        $0.67   $0.89   $0.77   $0.51   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of period                  $0.74   $0.67   $0.56   $0.97   $1.00
Accumulation unit value at end of period                        $0.77   $0.74   $0.67   $0.56   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of period                  $0.58   $0.57   $0.43   $0.94   $1.00
Accumulation unit value at end of period                        $0.46   $0.58   $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      38      22       5
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/1/2007)
Accumulation unit value at beginning of period                  $1.01   $0.86   $0.68   $0.91   $1.00
Accumulation unit value at end of period                        $0.98   $1.01   $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/1/2007)
Accumulation unit value at beginning of period                  $0.89   $0.78   $0.59   $1.04   $1.00
Accumulation unit value at end of period                        $0.88   $0.89   $0.78   $0.59   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/1/2007)
Accumulation unit value at beginning of period                  $0.85   $0.76   $0.65   $0.90   $1.00
Accumulation unit value at end of period                        $0.84   $0.85   $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.97   $0.99   $1.01   $1.00   $1.00
Accumulation unit value at end of period                        $0.95   $0.97   $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      13       5       7
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.11   $1.04   $0.93   $1.01   $1.00
Accumulation unit value at end of period                        $1.16   $1.11   $1.04   $0.93   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      78      26      14
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.80   $0.70   $0.56   $0.96   $1.00
Accumulation unit value at end of period                        $0.75   $0.80   $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      97      40       8
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.75   $0.66   $0.54   $0.95   $1.00
Accumulation unit value at end of period                        $0.78   $0.75   $0.66   $0.54   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.96   $0.81   $0.48   $1.05   $1.00
Accumulation unit value at end of period                        $0.74   $0.96   $0.81   $0.48   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       3      21      14       2
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.09   $1.06   $1.02   $1.03   $1.00
Accumulation unit value at end of period                        $1.17   $1.09   $1.06   $1.02   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      59      11       6
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of period                  $1.13   $1.03   $0.73   $0.99   $1.00
Accumulation unit value at end of period                        $1.19   $1.13   $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.21   $1.08   $0.72   $0.98   $1.00
Accumulation unit value at end of period                        $1.26   $1.21   $1.08   $0.72   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.22   $1.10   $0.79   $0.99   $1.00
Accumulation unit value at end of period                        $1.27   $1.22   $1.10   $0.79   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      48      11       2
---------------------------------------------------------------------------------------------------------



 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.81   $0.73   $0.58   $1.00   $1.00
Accumulation unit value at end of period                        $0.70   $0.81   $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.79   $0.69   $0.51   $0.94   $1.00
Accumulation unit value at end of period                        $0.75   $0.79   $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (10/1/2007)
Accumulation unit value at beginning of period                  $0.88   $0.74   $0.60   $1.01   $1.00
Accumulation unit value at end of period                        $0.85   $0.88   $0.74   $0.60   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      86      27       6
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of period                  $0.77   $0.69   $0.51   $1.01   $1.00
Accumulation unit value at end of period                        $0.63   $0.77   $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.86   $0.72   $0.52   $0.96   $1.00
Accumulation unit value at end of period                        $0.77   $0.86   $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.83   $0.73   $0.59   $0.96   $1.00
Accumulation unit value at end of period                        $0.82   $0.83   $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.01   $1.00   $0.96   $1.01   $1.00
Accumulation unit value at end of period                        $1.00   $1.01   $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --       8       2       3
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of period                  $1.02   $0.82   $0.67   $0.95   $1.00
Accumulation unit value at end of period                        $0.94   $1.02   $0.82   $0.67   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      58      18       5
---------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/1/2007)
Accumulation unit value at beginning of period                  $0.92   $0.80   $0.68   $1.05   $1.00
Accumulation unit value at end of period                        $0.79   $0.92   $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       3      --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.76   $0.70   $0.57   $1.02   $1.00
Accumulation unit value at end of period                        $0.63   $0.76   $0.70   $0.57   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.78   $0.77   $0.60   $0.97   $1.00
Accumulation unit value at end of period                        $0.62   $0.78   $0.77   $0.60   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/1/2007)
Accumulation unit value at beginning of period                  $1.07   $1.00   $0.71   $0.99   $1.00
Accumulation unit value at end of period                        $1.08   $1.07   $1.00   $0.71   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      27       8       3
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.86   $0.75   $0.56   $1.00   $1.00
Accumulation unit value at end of period                        $0.82   $0.86   $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      18      25       7
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $1.15   $1.09   $0.96   $1.01   $1.00
Accumulation unit value at end of period                        $1.20   $1.15   $1.09   $0.96   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      35      11       7
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $1.00   $0.79   $0.58   $0.97   $1.00
Accumulation unit value at end of period                        $0.87   $1.00   $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      24      13       3
---------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    95

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.75   $0.68   $0.55   $1.00   $1.00
Accumulation unit value at end of period                        $0.61   $0.75   $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.99   $0.90   $0.67   $0.97   $1.00
Accumulation unit value at end of period                        $0.99   $0.99   $0.90   $0.67   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       3      --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $1.37   $1.22   $1.05   $1.01   $1.00
Accumulation unit value at end of period                        $1.34   $1.37   $1.22   $1.05   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      31      11       5
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.74   $0.71   $0.55   $0.97   $1.00
Accumulation unit value at end of period                        $0.68   $0.74   $0.71   $0.55   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.95   $0.78   $0.60   $0.96   $1.00
Accumulation unit value at end of period                        $0.88   $0.95   $0.78   $0.60   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      18      10       3
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.77   $0.69   $0.58   $0.94   $1.00
Accumulation unit value at end of period                        $0.78   $0.77   $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.73   $0.65   $0.55   $0.97   $1.00
Accumulation unit value at end of period                        $0.66   $0.73   $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.81   $0.69   $0.50   $0.96   $1.00
Accumulation unit value at end of period                        $0.73   $0.81   $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.92   $0.89   $0.71   $1.02   $1.00
Accumulation unit value at end of period                        $0.93   $0.92   $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.83   $0.75   $0.57   $0.97   $1.00
Accumulation unit value at end of period                        $0.76   $0.83   $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      66      13       2
---------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.84   $0.74   $0.59   $0.94   $1.00
Accumulation unit value at end of period                        $0.81   $0.84   $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      29      17       4
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.88   $0.78   $0.59   $0.99   $1.00
Accumulation unit value at end of period                        $0.81   $0.88   $0.78   $0.59   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      70      26       7
---------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (10/1/2007)
Accumulation unit value at beginning of period                  $0.99   $0.80   $0.57   $0.99   $1.00
Accumulation unit value at end of period                        $0.98   $0.99   $0.80   $0.57   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/1/2007)
Accumulation unit value at beginning of period                  $0.93   $0.86   $0.75   $0.98   $1.00
Accumulation unit value at end of period                        $0.93   $0.93   $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       3      --      --      --
---------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/1/2007)
Accumulation unit value at beginning of period                  $0.92   $0.83   $0.64   $1.04   $1.00
Accumulation unit value at end of period                        $0.96   $0.92   $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                       3       3      --      --      --
---------------------------------------------------------------------------------------------------------



 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.80   $0.66   $0.48   $0.88   $1.00
Accumulation unit value at end of period                        $0.70   $0.80   $0.66   $0.48   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                       4       4      13       9       1
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $1.04   $0.80   $0.52   $0.99   $1.00
Accumulation unit value at end of period                        $0.94   $1.04   $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.78   $0.73   $0.52   $0.97   $1.00
Accumulation unit value at end of period                        $0.76   $0.78   $0.73   $0.52   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.86   $0.76   $0.56   $0.95   $1.00
Accumulation unit value at end of period                        $0.77   $0.86   $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $1.12   $1.00   $0.86   $1.02   $1.00
Accumulation unit value at end of period                        $1.11   $1.12   $1.00   $0.86   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      63      19       7
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.93   $0.77   $0.57   $0.94   $1.00
Accumulation unit value at end of period                        $0.89   $0.93   $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/1/2007)
Accumulation unit value at beginning of period                  $1.10   $0.99   $0.83   $1.01   $1.00
Accumulation unit value at end of period                        $1.10   $1.10   $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                       2       2      35      20       7
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.11   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.11      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.11   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.11      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      51      51      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.04   $1.00      --      --      --
Accumulation unit value at end of period                        $1.05   $1.04      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.04   $1.00      --      --      --
Accumulation unit value at end of period                        $1.05   $1.04      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      98     102      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.83   $0.76   $0.59   $0.98   $1.00
Accumulation unit value at end of period                        $0.79   $0.83   $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      82      21       5
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.95   $0.79   $0.59   $0.95   $1.00
Accumulation unit value at end of period                        $0.87   $0.95   $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.09   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.09      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.09   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.09      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     961   1,058      --      --      --
---------------------------------------------------------------------------------------------------------



                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    97

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.10   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.10      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.11   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.11      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     288     290      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.06   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.06   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      32      32      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.02   $0.84   $0.62   $0.93   $1.00
Accumulation unit value at end of period                        $0.96   $1.02   $0.84   $0.62   $0.93
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/1/2007)
Accumulation unit value at beginning of period                  $0.93   $0.76   $0.52   $0.97   $1.00
Accumulation unit value at end of period                        $0.78   $0.93   $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      24      14       3
---------------------------------------------------------------------------------------------------------
WANGER USA (10/1/2007)
Accumulation unit value at beginning of period                  $0.97   $0.80   $0.57   $0.97   $1.00
Accumulation unit value at end of period                        $0.91   $0.97   $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      18       8       2
---------------------------------------------------------------------------------------------------------






 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $0.95   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.21   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                               $1.18   $1.00
Accumulation unit value at end of period                                     $0.94   $1.18
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                               $1.18   $1.00
Accumulation unit value at end of period                                     $1.14   $1.18
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.20   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                               $1.15   $1.00
Accumulation unit value at end of period                                     $1.14   $1.15
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $0.99   $1.00
Accumulation unit value at end of period                                     $0.97   $0.99
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.01   $1.00
Accumulation unit value at end of period                                     $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.12   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.20   $1.00
Accumulation unit value at end of period                                     $1.24   $1.20
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $0.94   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.01   $1.00
Accumulation unit value at end of period                                     $1.09   $1.01
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $0.97   $1.00
Accumulation unit value at end of period                                     $1.01   $0.97
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.08   $1.00
Accumulation unit value at end of period                                     $1.11   $1.08
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.07   $1.00
Accumulation unit value at end of period                                     $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    99

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.19   $1.00
Accumulation unit value at end of period                                     $1.02   $1.19
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.20   $1.00
Accumulation unit value at end of period                                     $1.14   $1.20
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (7/19/2010)
Accumulation unit value at beginning of period                               $1.23   $1.00
Accumulation unit value at end of period                                     $1.18   $1.23
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.22   $1.00
Accumulation unit value at end of period                                     $1.00   $1.22
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $1.13   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.17   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.00   $1.00
Accumulation unit value at end of period                                     $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $1.16   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $1.08   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.19   $1.00
Accumulation unit value at end of period                                     $0.99   $1.19
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.14   $1.00
Accumulation unit value at end of period                                     $0.91   $1.14
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/19/2010)
Accumulation unit value at beginning of period                               $1.04   $1.00
Accumulation unit value at end of period                                     $1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.20   $1.00
Accumulation unit value at end of period                                     $1.14   $1.20
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.01   $1.00
Accumulation unit value at end of period                                     $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.24   $1.00
Accumulation unit value at end of period                                     $1.08   $1.24
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------



 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.22   $1.00
Accumulation unit value at end of period                                     $0.99   $1.22
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.09   $1.00
Accumulation unit value at end of period                                     $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.07   $1.00
Accumulation unit value at end of period                                     $1.04   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.15   $1.00
Accumulation unit value at end of period                                     $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.24   $1.00
Accumulation unit value at end of period                                     $1.14   $1.24
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.09   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.23   $1.00
Accumulation unit value at end of period                                     $1.12   $1.23
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.11   $1.00
Accumulation unit value at end of period                                     $1.13   $1.11
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.06   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.13   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.08   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (7/19/2010)
Accumulation unit value at beginning of period                               $1.29   $1.00
Accumulation unit value at end of period                                     $1.28   $1.29
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                               $1.09   $1.00
Accumulation unit value at end of period                                     $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.22   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    101

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.06   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $1.14   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.19   $1.00
Accumulation unit value at end of period                                     $1.15   $1.19
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.18   $1.00
Accumulation unit value at end of period                                     $1.06   $1.18
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.06   $1.00
Accumulation unit value at end of period                                     $1.05   $1.06
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.22   $1.00
Accumulation unit value at end of period                                     $1.17   $1.22
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                               $1.06   $1.00
Accumulation unit value at end of period                                     $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.04   $1.00
Accumulation unit value at end of period                                     $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.05   $1.00
Accumulation unit value at end of period                                     $1.06   $1.05
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.22   $1.00
Accumulation unit value at end of period                                     $1.12   $1.22
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.10   $1.00
Accumulation unit value at end of period                                     $1.09   $1.10
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.10   $1.00
Accumulation unit value at end of period                                     $1.09   $1.10
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------



 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.13   $1.00
Accumulation unit value at end of period                                     $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)         62      62
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.13   $1.00
Accumulation unit value at end of period                                     $1.10   $1.13
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.07   $1.00
Accumulation unit value at end of period                                     $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.07   $1.00
Accumulation unit value at end of period                                     $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.23   $1.00
Accumulation unit value at end of period                                     $1.15   $1.23
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.02   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
WANGER USA (7/19/2010)
Accumulation unit value at beginning of period                               $1.28   $1.00
Accumulation unit value at end of period                                     $1.21   $1.28
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------






                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    103

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of period                  $0.89   $0.76   $0.51   $0.99   $1.00
Accumulation unit value at end of period                        $0.67   $0.89   $0.76   $0.51   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of period                  $0.73   $0.66   $0.56   $0.97   $1.00
Accumulation unit value at end of period                        $0.76   $0.73   $0.66   $0.56   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/1/2007)
Accumulation unit value at beginning of period                  $0.58   $0.57   $0.43   $0.94   $1.00
Accumulation unit value at end of period                        $0.46   $0.58   $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/1/2007)
Accumulation unit value at beginning of period                  $1.00   $0.86   $0.68   $0.91   $1.00
Accumulation unit value at end of period                        $0.98   $1.00   $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/1/2007)
Accumulation unit value at beginning of period                  $0.89   $0.78   $0.59   $1.04   $1.00
Accumulation unit value at end of period                        $0.88   $0.89   $0.78   $0.59   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/1/2007)
Accumulation unit value at beginning of period                  $0.84   $0.76   $0.65   $0.90   $1.00
Accumulation unit value at end of period                        $0.83   $0.84   $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.97   $0.99   $1.01   $1.00   $1.00
Accumulation unit value at end of period                        $0.95   $0.97   $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.11   $1.04   $0.93   $1.01   $1.00
Accumulation unit value at end of period                        $1.16   $1.11   $1.04   $0.93   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.80   $0.70   $0.56   $0.96   $1.00
Accumulation unit value at end of period                        $0.74   $0.80   $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.75   $0.65   $0.54   $0.95   $1.00
Accumulation unit value at end of period                        $0.78   $0.75   $0.65   $0.54   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.95   $0.81   $0.48   $1.05   $1.00
Accumulation unit value at end of period                        $0.74   $0.95   $0.81   $0.48   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.08   $1.06   $1.01   $1.03   $1.00
Accumulation unit value at end of period                        $1.17   $1.08   $1.06   $1.01   $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of period                  $1.13   $1.03   $0.73   $0.99   $1.00
Accumulation unit value at end of period                        $1.18   $1.13   $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.21   $1.08   $0.72   $0.98   $1.00
Accumulation unit value at end of period                        $1.25   $1.21   $1.08   $0.72   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.21   $1.10   $0.78   $0.99   $1.00
Accumulation unit value at end of period                        $1.26   $1.21   $1.10   $0.78   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------


 104    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.81   $0.73   $0.58   $1.00   $1.00
Accumulation unit value at end of period                        $0.70   $0.81   $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.79   $0.69   $0.51   $0.94   $1.00
Accumulation unit value at end of period                        $0.75   $0.79   $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (10/1/2007)
Accumulation unit value at beginning of period                  $0.88   $0.74   $0.60   $1.00   $1.00
Accumulation unit value at end of period                        $0.84   $0.88   $0.74   $0.60   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of period                  $0.77   $0.69   $0.51   $1.01   $1.00
Accumulation unit value at end of period                        $0.63   $0.77   $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.86   $0.72   $0.52   $0.96   $1.00
Accumulation unit value at end of period                        $0.77   $0.86   $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.82   $0.73   $0.59   $0.96   $1.00
Accumulation unit value at end of period                        $0.82   $0.82   $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.00   $1.00   $0.96   $1.01   $1.00
Accumulation unit value at end of period                        $1.00   $1.00   $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (10/1/2007)
Accumulation unit value at beginning of period                  $1.02   $0.82   $0.67   $0.95   $1.00
Accumulation unit value at end of period                        $0.94   $1.02   $0.82   $0.67   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/1/2007)
Accumulation unit value at beginning of period                  $0.91   $0.80   $0.68   $1.05   $1.00
Accumulation unit value at end of period                        $0.78   $0.91   $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.76   $0.70   $0.57   $1.02   $1.00
Accumulation unit value at end of period                        $0.63   $0.76   $0.70   $0.57   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.78   $0.76   $0.60   $0.97   $1.00
Accumulation unit value at end of period                        $0.62   $0.78   $0.76   $0.60   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/1/2007)
Accumulation unit value at beginning of period                  $1.07   $1.00   $0.71   $0.99   $1.00
Accumulation unit value at end of period                        $1.08   $1.07   $1.00   $0.71   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.86   $0.75   $0.56   $1.00   $1.00
Accumulation unit value at end of period                        $0.82   $0.86   $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $1.14   $1.08   $0.96   $1.01   $1.00
Accumulation unit value at end of period                        $1.20   $1.14   $1.08   $0.96   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.99   $0.79   $0.58   $0.97   $1.00
Accumulation unit value at end of period                        $0.87   $0.99   $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    105

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.75   $0.68   $0.55   $1.00   $1.00
Accumulation unit value at end of period                        $0.61   $0.75   $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.99   $0.89   $0.67   $0.97   $1.00
Accumulation unit value at end of period                        $0.99   $0.99   $0.89   $0.67   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $1.37   $1.22   $1.05   $1.01   $1.00
Accumulation unit value at end of period                        $1.33   $1.37   $1.22   $1.05   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/1/2007)
Accumulation unit value at beginning of period                  $0.74   $0.70   $0.55   $0.97   $1.00
Accumulation unit value at end of period                        $0.68   $0.74   $0.70   $0.55   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.95   $0.78   $0.59   $0.96   $1.00
Accumulation unit value at end of period                        $0.87   $0.95   $0.78   $0.59   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.77   $0.69   $0.58   $0.94   $1.00
Accumulation unit value at end of period                        $0.78   $0.77   $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.73   $0.65   $0.55   $0.97   $1.00
Accumulation unit value at end of period                        $0.66   $0.73   $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.80   $0.69   $0.50   $0.96   $1.00
Accumulation unit value at end of period                        $0.73   $0.80   $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.91   $0.89   $0.71   $1.02   $1.00
Accumulation unit value at end of period                        $0.93   $0.91   $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.83   $0.75   $0.57   $0.97   $1.00
Accumulation unit value at end of period                        $0.76   $0.83   $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.84   $0.74   $0.59   $0.94   $1.00
Accumulation unit value at end of period                        $0.81   $0.84   $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.87   $0.78   $0.58   $0.99   $1.00
Accumulation unit value at end of period                        $0.81   $0.87   $0.78   $0.58   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (10/1/2007)
Accumulation unit value at beginning of period                  $0.98   $0.80   $0.57   $0.99   $1.00
Accumulation unit value at end of period                        $0.98   $0.98   $0.80   $0.57   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/1/2007)
Accumulation unit value at beginning of period                  $0.93   $0.86   $0.75   $0.98   $1.00
Accumulation unit value at end of period                        $0.92   $0.93   $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/1/2007)
Accumulation unit value at beginning of period                  $0.92   $0.83   $0.64   $1.04   $1.00
Accumulation unit value at end of period                        $0.96   $0.92   $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------



 106    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.79   $0.66   $0.48   $0.88   $1.00
Accumulation unit value at end of period                        $0.70   $0.79   $0.66   $0.48   $0.88
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $1.03   $0.80   $0.52   $0.99   $1.00
Accumulation unit value at end of period                        $0.94   $1.03   $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.78   $0.73   $0.51   $0.97   $1.00
Accumulation unit value at end of period                        $0.75   $0.78   $0.73   $0.51   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.86   $0.76   $0.56   $0.95   $1.00
Accumulation unit value at end of period                        $0.77   $0.86   $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $1.12   $0.99   $0.86   $1.02   $1.00
Accumulation unit value at end of period                        $1.10   $1.12   $0.99   $0.86   $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (10/1/2007)
Accumulation unit value at beginning of period                  $0.93   $0.77   $0.57   $0.94   $1.00
Accumulation unit value at end of period                        $0.89   $0.93   $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/1/2007)
Accumulation unit value at beginning of period                  $1.10   $0.99   $0.83   $1.01   $1.00
Accumulation unit value at end of period                        $1.09   $1.10   $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.11   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.11      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.11   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.11      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.04   $1.00      --      --      --
Accumulation unit value at end of period                        $1.05   $1.04      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.04   $1.00      --      --      --
Accumulation unit value at end of period                        $1.05   $1.04      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.83   $0.76   $0.59   $0.98   $1.00
Accumulation unit value at end of period                        $0.78   $0.83   $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $0.94   $0.79   $0.59   $0.95   $1.00
Accumulation unit value at end of period                        $0.86   $0.94   $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.09   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.09      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.09   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.09      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    107

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                              2011    2010    2009    2008    2007
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.10   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.10      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.10   $1.00      --      --      --
Accumulation unit value at end of period                        $1.07   $1.10      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (5/7/2010)
Accumulation unit value at beginning of period                  $1.06   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (5/7/2010)
Accumulation unit value at beginning of period                  $1.06   $1.00      --      --      --
Accumulation unit value at end of period                        $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/1/2007)
Accumulation unit value at beginning of period                  $1.02   $0.83   $0.62   $0.93   $1.00
Accumulation unit value at end of period                        $0.95   $1.02   $0.83   $0.62   $0.93
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/1/2007)
Accumulation unit value at beginning of period                  $0.93   $0.76   $0.52   $0.97   $1.00
Accumulation unit value at end of period                        $0.78   $0.93   $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------
WANGER USA (10/1/2007)
Accumulation unit value at beginning of period                  $0.96   $0.80   $0.57   $0.97   $1.00
Accumulation unit value at end of period                        $0.91   $0.96   $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period
(000 omitted)                                                      --      --      --      --      --
---------------------------------------------------------------------------------------------------------






 108    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $0.95   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.21   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (7/19/2010)
Accumulation unit value at beginning of period                               $1.18   $1.00
Accumulation unit value at end of period                                     $0.93   $1.18
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                               $1.18   $1.00
Accumulation unit value at end of period                                     $1.14   $1.18
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.20   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (7/19/2010)
Accumulation unit value at beginning of period                               $1.15   $1.00
Accumulation unit value at end of period                                     $1.14   $1.15
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $0.99   $1.00
Accumulation unit value at end of period                                     $0.97   $0.99
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.01   $1.00
Accumulation unit value at end of period                                     $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.20   $1.00
Accumulation unit value at end of period                                     $1.12   $1.20
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.20   $1.00
Accumulation unit value at end of period                                     $1.24   $1.20
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $0.94   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.01   $1.00
Accumulation unit value at end of period                                     $1.09   $1.01
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $0.96   $1.00
Accumulation unit value at end of period                                     $1.01   $0.96
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.07   $1.00
Accumulation unit value at end of period                                     $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.07   $1.00
Accumulation unit value at end of period                                     $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    109

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.19   $1.00
Accumulation unit value at end of period                                     $1.02   $1.19
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.20   $1.00
Accumulation unit value at end of period                                     $1.14   $1.20
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (7/19/2010)
Accumulation unit value at beginning of period                               $1.23   $1.00
Accumulation unit value at end of period                                     $1.18   $1.23
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.00   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $1.13   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.17   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.00   $1.00
Accumulation unit value at end of period                                     $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $1.16   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $1.08   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.19   $1.00
Accumulation unit value at end of period                                     $0.99   $1.19
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.14   $1.00
Accumulation unit value at end of period                                     $0.90   $1.14
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (7/19/2010)
Accumulation unit value at beginning of period                               $1.04   $1.00
Accumulation unit value at end of period                                     $1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.20   $1.00
Accumulation unit value at end of period                                     $1.14   $1.20
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.01   $1.00
Accumulation unit value at end of period                                     $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.24   $1.00
Accumulation unit value at end of period                                     $1.08   $1.24
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------



 110    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.22   $1.00
Accumulation unit value at end of period                                     $0.99   $1.22
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.09   $1.00
Accumulation unit value at end of period                                     $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.07   $1.00
Accumulation unit value at end of period                                     $1.04   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (7/19/2010)
Accumulation unit value at beginning of period                               $1.15   $1.00
Accumulation unit value at end of period                                     $1.05   $1.15
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.24   $1.00
Accumulation unit value at end of period                                     $1.14   $1.24
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.09   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.23   $1.00
Accumulation unit value at end of period                                     $1.12   $1.23
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.11   $1.00
Accumulation unit value at end of period                                     $1.13   $1.11
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.06   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.13   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.08   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (7/19/2010)
Accumulation unit value at beginning of period                               $1.29   $1.00
Accumulation unit value at end of period                                     $1.28   $1.29
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                               $1.09   $1.00
Accumulation unit value at end of period                                     $1.09   $1.09
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (7/19/2010)
Accumulation unit value at beginning of period                               $1.17   $1.00
Accumulation unit value at end of period                                     $1.22   $1.17
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    111

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.06   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.26   $1.00
Accumulation unit value at end of period                                     $1.14   $1.26
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.19   $1.00
Accumulation unit value at end of period                                     $1.15   $1.19
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.18   $1.00
Accumulation unit value at end of period                                     $1.06   $1.18
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.06   $1.00
Accumulation unit value at end of period                                     $1.05   $1.06
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (7/19/2010)
Accumulation unit value at beginning of period                               $1.22   $1.00
Accumulation unit value at end of period                                     $1.17   $1.22
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (7/19/2010)
Accumulation unit value at beginning of period                               $1.06   $1.00
Accumulation unit value at end of period                                     $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.04   $1.00
Accumulation unit value at end of period                                     $1.06   $1.04
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.05   $1.00
Accumulation unit value at end of period                                     $1.06   $1.05
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.16   $1.00
Accumulation unit value at end of period                                     $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.22   $1.00
Accumulation unit value at end of period                                     $1.12   $1.22
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.10   $1.00
Accumulation unit value at end of period                                     $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.10   $1.00
Accumulation unit value at end of period                                     $1.08   $1.10
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------



 112    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2011    2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.13   $1.00
Accumulation unit value at end of period                                     $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.13   $1.00
Accumulation unit value at end of period                                     $1.09   $1.13
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (7/19/2010)
Accumulation unit value at beginning of period                               $1.07   $1.00
Accumulation unit value at end of period                                     $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (7/19/2010)
Accumulation unit value at beginning of period                               $1.07   $1.00
Accumulation unit value at end of period                                     $1.07   $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (7/19/2010)
Accumulation unit value at beginning of period                               $1.23   $1.00
Accumulation unit value at end of period                                     $1.15   $1.23
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (7/19/2010)
Accumulation unit value at beginning of period                               $1.21   $1.00
Accumulation unit value at end of period                                     $1.01   $1.21
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------
WANGER USA (7/19/2010)
Accumulation unit value at beginning of period                               $1.28   $1.00
Accumulation unit value at end of period                                     $1.21   $1.28
Number of accumulation units outstanding at end of period (000 omitted)         --      --
----------------------------------------------------------------------------------------------






                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    113

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Account 2 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2011 by correspondence with the affiliated and unaffiliated mutual fund managers, provides a reasonable basis for our opinion.





PricewaterhouseCoopers LLP

April 20, 2012



 114    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK



We have audited the accompanying individual statements of changes in net assets of the divisions of RiverSource of New York Variable Annuity Account 2 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in
Note 1, for the periods ended December 31, 2010, as disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the divisions of RiverSource of New York Variable Annuity Account 2, referred to in Note 1, for the periods ended December 31, 2010, as disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                                  -s- ERNST & YOUNG LLP


Minneapolis, Minnesota


April 22, 2011



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    115

STATEMENTS OF ASSETS AND LIABILITIES


                                                AB VPS BAL           AB VPS         AB VPS        AB VPS         AB VPS
                                             WEALTH STRATEGY,   GLOBAL THEMATIC   GRO & INC,     INTL VAL,    LG CAP GRO,
DEC. 31, 2011                                      CL B            GRO, CL B         CL B          CL B           CL B
 ASSETS
Investments, at fair value(1),(2)                $208,059            $125,705      $325,584     $1,099,200        $85,212
Dividends receivable                                   --                  --            --             --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                 --                  --            --          1,021             --
Receivable for share redemptions                      225                 131           464          1,225            125
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      208,284             125,836       326,048      1,101,446         85,337
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    198                 115           414          1,089            112
    Administrative charge                              27                  15            51            136             13
    Contract terminations                              --                  --            --             --             --
Payable for investments purchased                      --                  --            --          1,021             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     225                 130           465          2,246            125
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             207,498             124,755       324,220      1,098,635         84,858
Net assets applicable to seed money                   561                 951         1,363            565            354
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $208,059            $125,706      $325,583     $1,099,200        $85,212
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              19,265               8,669        18,230         96,421          3,256
(2) Investments, at cost                         $198,848            $124,475      $375,228     $1,556,295        $69,645
-------------------------------------------------------------------------------------------------------------------------


                                                   AC VP             AC VP           AC VP         AC VP         AC VP
                                                INC & GRO,      INFLATION PROT,      INTL,     MID CAP VAL,      ULTRA,
DEC. 31, 2011 (CONTINUED)                          CL I              CL II           CL II         CL II         CL II
 ASSETS
Investments, at fair value(1),(2)                 $51,999          $1,375,484          $647        $14,844     $1,612,188
Dividends receivable                                   --                  --            --             --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                 --                 998            --             --             --
Receivable for share redemptions                       60               1,523             1             15          2,345
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       52,059           1,378,005           648         14,859      1,614,533
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     54               1,353            --             12          1,610
    Administrative charge                               6                 170            --              2            199
    Contract terminations                              --                  --            --             --            536
Payable for investments purchased                      --                 998            --             --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      60               2,521            --             14          2,345
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              51,999           1,364,762            --         13,568      1,611,426
Net assets applicable to seed money                    --              10,722           648          1,277            762
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $51,999          $1,375,484          $648        $14,845     $1,612,188
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               8,469             117,062            87          1,100        172,242
(2) Investments, at cost                          $51,711          $1,227,324          $673        $10,802     $1,642,728
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 116    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES


                                                  AC VP        AC VP        COL VP              COL VP           COL VP
                                                   VAL,        VAL,          BAL,             CASH MGMT,        DIV BOND,
DEC. 31, 2011 (CONTINUED)                          CL I        CL II         CL 3                CL 3             CL 3
 ASSETS
Investments, at fair value(1),(2)                  $48,259    $62,557       $373,111           $966,494        $1,092,851
Dividends receivable                                    --         --             --                  1                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --         --             --                 --               175
Receivable for share redemptions                        56         74             --                 --                --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                        48,315     62,631        373,111            966,495         1,093,026
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      50         66            383              1,125             1,033
    Administrative charge                                6          8             46                146               136
    Contract terminations                               --         --             --                 --                --
Payable for investments purchased                       --         --             --                 --                --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       56         74            429              1,271             1,169
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               48,259     61,351        372,682            946,121         1,086,645
Net assets applicable to seed money                     --      1,206             --             19,103             5,212
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $48,259    $62,557       $372,682           $965,224        $1,091,857
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                8,321     10,786         26,350            966,494            97,576
(2) Investments, at cost                           $54,423    $83,191       $410,794           $966,299        $1,027,144
-------------------------------------------------------------------------------------------------------------------------


                                                  COL VP      COL VP        COL VP          COL VP GLOBAL        COL VP
                                               DIV EQ INC,    DYN EQ,   EMER MKTS OPP,   INFLATION PROT SEC,     HI INC,
DEC. 31, 2011 (CONTINUED)                          CL 3        CL 3          CL 3                CL 3             CL 2
 ASSETS
Investments, at fair value(1),(2)               $2,362,220   $563,221       $946,124           $215,001          $361,638
Dividends receivable                                    --         --             --                 --                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --         --            383                 89                --
Receivable for share redemptions                        --         --             --                 --                --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     2,362,220    563,221        946,507            215,090           361,638
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   2,320        560            926                210               354
    Administrative charge                              293         70            116                 27                44
    Contract terminations                              840        381             --                 --                --
Payable for investments purchased                       --         --             --                 --                --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,453      1,011          1,042                237               398
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            2,358,456    561,403        945,029            209,508           360,406
Net assets applicable to seed money                    311        807            436              5,345               834
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $2,358,767   $562,210       $945,465           $214,853          $361,240
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              188,827     27,704         68,510             22,419            36,382
(2) Investments, at cost                        $2,497,817   $578,853     $1,015,812           $213,672          $378,724
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    117

STATEMENTS OF ASSETS AND LIABILITIES


                                                  COL VP          COL VP        COL VP        COL VP         COL VP
                                              HI YIELD BOND,     INC OPP,     INTL OPP,    LG CAP GRO,    MARSICO GRO,
DEC. 31, 2011 (CONTINUED)                          CL 3            CL 3          CL 3          CL 3           CL 1
 ASSETS
Investments, at fair value(1),(2)                $273,011        $144,390      $27,567        $17,098       $44,516
Dividends receivable                                   --              --           --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --               9           --             --            --
Receivable for share redemptions                       --              --           --             --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                      273,011         144,399       27,567         17,098        44,516
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    278             145           28             13            42
    Administrative charge                              34              18            3              2             5
    Contract terminations                              --              --           --             --            --
Payable for investments purchased                      --              --           --             --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     312             163           31             15            47
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             256,352         138,609       26,422         15,961        43,549
Net assets applicable to seed money                16,347           5,627        1,114          1,122           920
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $272,699        $144,236      $27,536        $17,083       $44,469
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              40,566          14,381        2,641          2,591         2,235
(2) Investments, at cost                         $266,984        $143,607      $30,975        $15,878       $38,405
----------------------------------------------------------------------------------------------------------------------


                                                  COL VP          COL VP        COL VP        COL VP         COL VP
                                               MARSICO INTL    MID CAP GRO   MID CAP VAL     S&P 500,    SELECT LG CAP
DEC. 31, 2011 (CONTINUED)                        OPP, CL 2      OPP, CL 3     OPP, CL 3        CL 3        VAL, CL 3
 ASSETS
Investments, at fair value(1),(2)                  $2,767         $60,149       $5,267       $993,258          $629
Dividends receivable                                   --              --           --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --              --           --             --            --
Receivable for share redemptions                       --              --           --             --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                        2,767          60,149        5,267        993,258           629
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      3              62            5            952            --
    Administrative charge                              --               7            1            122            --
    Contract terminations                              --              --           --             --            --
Payable for investments purchased                      --              --           --             --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       3              69            6          1,074            --
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,729          59,465        4,150        991,619            --
Net assets applicable to seed money                 1,035             615        1,111            565           629
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $2,764         $60,080       $5,261       $992,184          $629
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 208           4,874          526        113,515            64
(2) Investments, at cost                           $2,538         $59,573       $5,612       $895,225          $703
----------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 118    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES


                                                 COL VP SHORT      COL VP         CS         DREY IP        DREY IP
                                                   DURATION,    SM CAP VAL,   COMMODITY       MIDCAP       TECH GRO,
DEC. 31, 2011 (CONTINUED)                            CL 3           CL 2        RETURN     STOCK, SERV        SERV
 ASSETS
Investments, at fair value(1),(2)                 $1,011,164      $36,694       $3,643       $20,003         $350,807
Dividends receivable                                      --           --           --            --               --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --           --           --            --               99
Receivable for share redemptions                          --           --            5            20              393
---------------------------------------------------------------------------------------------------------------------
Total assets                                       1,011,164       36,694        3,648        20,023          351,299
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     1,011           33            6            18              351
    Administrative charge                                125            5           --             2               43
    Contract terminations                                 --           --           --            --               --
Payable for investments purchased                         --           --           --            --               99
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,136           38            6            20              493
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,005,554       36,044        2,513        19,357          350,555
Net assets applicable to seed money                    4,474          612        1,129           646              251
---------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,010,028      $36,656       $3,642       $20,003         $350,806
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 97,041        2,524          509         1,522           30,086
(2) Investments, at cost                          $  991,713      $38,003       $4,150       $23,646         $270,972
---------------------------------------------------------------------------------------------------------------------


                                                   DREY VIF       DREY VIF     DREY VIF       EV VT         FID VIP
                                                     APPR,        INTL EQ,    INTL VAL,   FLOATING-RATE   CONTRAFUND,
DEC. 31, 2011 (CONTINUED)                            SERV           SERV         SERV          INC         SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                    $11,128       $1,026       $1,153       $93,275       $7,728,307
Dividends receivable                                      --           --           --           336               --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --           --           --            --               --
Receivable for share redemptions                          12            1            1           110            8,836
---------------------------------------------------------------------------------------------------------------------
Total assets                                          11,140        1,027        1,154        93,721        7,737,143
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        11            2            1            98            7,391
    Administrative charge                                  1           --           --            12              962
    Contract terminations                                 --           --           --            --              482
Payable for investments purchased                         --           --           --           336               --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                         12            2            1           446            8,835
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  9,610           --           --        70,498        7,727,633
Net assets applicable to seed money                    1,518        1,025        1,153        22,777              675
---------------------------------------------------------------------------------------------------------------------
Total net assets                                     $11,128       $1,025       $1,153       $93,275       $7,728,308
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    295           75          129        10,030          341,356
(2) Investments, at cost                             $10,348       $1,376       $1,749       $92,661       $8,904,769
---------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    119

STATEMENTS OF ASSETS AND LIABILITIES


                                                 FID VIP        FID VIP        FID VIP         FID VIP         FTVIPT FRANK
                                                GRO, SERV     INVEST GR,      MID CAP,        OVERSEAS,      GLOBAL REAL EST,
DEC. 31, 2011 (CONTINUED)                         CL 2         SERV CL 2      SERV CL 2       SERV CL 2            CL 2
 ASSETS
Investments, at fair value(1),(2)               $500,502      $1,400,828     $2,133,292         $509,137           $77,599
Dividends receivable                                  --              --             --               --                --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --             722            234              209                --
Receivable for share redemptions                     579           1,537          2,372              550                85
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                     501,081       1,403,087      2,135,898          509,896            77,684
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   517           1,365          2,107              487                76
    Administrative charge                             62             172            266               63                10
    Contract terminations                             --              --             --               --                --
Payable for investments purchased                     --             722            234              209                --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    579           2,259          2,607              759                86
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            499,592       1,400,163      2,132,670          508,604            77,439
Net assets applicable to seed money                  910             665            621              533               159
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                $500,502      $1,400,828     $2,133,291         $509,137           $77,598
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             13,701         110,128         74,643           37,658             6,928
(2) Investments, at cost                        $417,871      $1,362,396     $2,069,784         $644,472          $129,109
-----------------------------------------------------------------------------------------------------------------------------


                                              FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK     FTVIPT FRANK         FTVIPT
                                                INC SEC,     RISING DIVD,    SM CAP VAL,   SM MID CAP GRO,     MUTUAL SHARES
DEC. 31, 2011 (CONTINUED)                         CL 2           CL 2           CL 2             CL 2            SEC, CL 2
 ASSETS
Investments, at fair value(1),(2)                 $5,789            $995       $425,018       $1,027,790        $2,010,808
Dividends receivable                                  --              --             --               --                --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --              --             --               --                --
Receivable for share redemptions                       7              --            452            1,113             2,318
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                       5,796             995        425,470        1,028,903         2,013,126
-----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     7              --            399              987             2,003
    Administrative charge                              1              --             53              127               259
    Contract terminations                             --              --             --               --                56
Payable for investments purchased                     --              --             --               --                --
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      8              --            452            1,114             2,318
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              4,303              --        424,913        1,027,398         2,010,560
Net assets applicable to seed money                1,485             995            105              391               248
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $5,788            $995       $425,018       $1,027,789        $2,010,808
-----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                404              51         27,368           50,161           130,742
(2) Investments, at cost                          $5,915            $892       $392,567         $912,255        $2,109,415
-----------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 120    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES


                                                     FTVIPT         FTVIPT          FTVIPT         GS VIT         GS VIT
                                                 TEMP FOR SEC,    TEMP GLOBAL   TEMP GRO SEC,   MID CAP VAL,   STRUCTD U.S.
DEC. 31, 2011 (CONTINUED)                             CL 2        BOND, CL 2         CL 2           INST         EQ, INST
 ASSETS
Investments, at fair value(1),(2)                   $567,845       $634,899          $1,275      $1,004,591       $1,106
Dividends receivable                                      --             --              --              --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                       --            527              --              --           --
Receivable for share redemptions                         602            704               1           1,539            2
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         568,447        636,130           1,276       1,006,130        1,108
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       532            626               1           1,011           --
    Administrative charge                                 70             78              --             125           --
    Contract terminations                                 --             --              --             404           --
Payable for investments purchased                         --            527              --              --           --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        602          1,231               1           1,540           --
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                567,699        634,313              --       1,003,975           --
Net assets applicable to seed money                      146            586           1,275             615        1,108
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $567,845       $634,899          $1,275      $1,004,590       $1,108
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 45,211         34,981             126          76,745          103
(2) Investments, at cost                            $615,165       $576,978          $1,478      $1,106,770       $1,349
---------------------------------------------------------------------------------------------------------------------------


                                                  INVESCO VANK      INVESCO        INVESCO         INVESCO        INVESCO
                                                  VI VAL OPP,    VI CAP APPR,    VI CAP DEV,     VI CORE EQ,    VI CORE EQ,
DEC. 31, 2011 (CONTINUED)                            SER II         SER II          SER II          SER I         SER II
 ASSETS
Investments, at fair value(1),(2)                   $588,731         $1,459        $109,949        $418,818       $8,914
Dividends receivable                                      --             --              --              --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                       --             --              --              --           --
Receivable for share redemptions                         989              1             112             489            8
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         589,720          1,460         110,061         419,307        8,922
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       584             --              98             437            8
    Administrative charge                                 76             --              14              52            1
    Contract terminations                                329             --              --              --           --
Payable for investments purchased                         --             --              --              --           --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        989             --             112             489            9
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                588,369             --         108,702         418,818        8,182
Net assets applicable to seed money                      362          1,460           1,247              --          731
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $588,731         $1,460        $109,949        $418,818       $8,913
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 96,831             69           9,117          15,674          336
(2) Investments, at cost                            $763,976         $1,825        $113,507        $393,090       $8,250
---------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    121

STATEMENTS OF ASSETS AND LIABILITIES


                                                INVESCO        INVESCO VI      INVESCO        INVESCO VI           INVESCO
                                            VI GLOBAL HLTH,    INTL GRO,    VI INTL GRO,   MID CAP CORE EQ,   VANK VI COMSTOCK,
DEC. 31, 2011 (CONTINUED)                        SER II          SER I         SER II           SER II              SER II
 ASSETS
Investments, at fair value(1),(2)                $11,652        $35,236        $39,922          $83,126           $2,871,608
Dividends receivable                                  --             --             --               --                   --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --             --             --                4                   --
Receivable for share redemptions                      10             41             42               93                5,015
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                      11,662         35,277         39,964           83,223            2,876,623
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     9             38             37               82                2,867
    Administrative charge                              1              4              5               10                  357
    Contract terminations                             --             --             --                1                1,792
Payable for investments purchased                     --             --             --                4                   --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     10             42             42               97                5,016
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             10,395         35,235         38,841           82,671            2,870,919
Net assets applicable to seed money                1,257             --          1,081              455                  688
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $11,652        $35,235        $39,922          $83,126           $2,871,607
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                686          1,336          1,531            7,247              254,575
(2) Investments, at cost                         $ 8,624        $29,062        $38,856          $87,264           $3,126,419
-------------------------------------------------------------------------------------------------------------------------------


                                              JANUS ASPEN     JANUS ASPEN    JANUS ASPEN       LM CB VAR             MFS
                                                  BAL,           JANUS,        WORLD,         SM CAP GRO,       INV GRO STOCK,
DEC. 31, 2011 (CONTINUED)                         INST            SERV          INST             CL I              SERV CL
 ASSETS
Investments, at fair value(1),(2)               $553,937        $39,064       $129,008           $1,355             $152,417
Dividends receivable                                  --             --             --               --                   --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --             --             --               --                   --
Receivable for share redemptions                     665             41            151                1                  163
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                     554,602         39,105        129,159            1,356              152,580
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   594             36            134                1                  143
    Administrative charge                             71              5             16               --                   21
    Contract terminations                             --             --             --               --                   --
Payable for investments purchased                     --             --             --               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    665             41            150                1                  164
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            553,937         37,951        129,009               --              151,734
Net assets applicable to seed money                   --          1,113             --            1,355                  682
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                $553,937        $39,064       $129,009           $1,355             $152,416
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             20,801          1,728          4,995               88               14,152
(2) Investments, at cost                        $524,646        $38,239       $179,990           $1,318             $122,062
-------------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 122    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES


                                                   MFS            MFS            MFS           MS UIF            MS UIF
                                                 NEW DIS,    TOTAL RETURN,   UTILITIES,   GLOBAL REAL EST,    MID CAP GRO,
DEC. 31, 2011 (CONTINUED)                        SERV CL        SERV CL        SERV CL          CL II            CL II
 ASSETS
Investments, at fair value(1),(2)                $273,456      $2,020,126      $148,437        $42,112             $1,622
Dividends receivable                                   --              --            --             --                 --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --              --            --             --                 --
Receivable for share redemptions                      291           2,162           149             56                  1
--------------------------------------------------------------------------------------------------------------------------
Total assets                                      273,747       2,022,288       148,586         42,168              1,623
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    257           1,913           131             51                  3
    Administrative charge                              35             249            18              5                 --
    Contract terminations                              --              --            --             --                 --
Payable for investments purchased                      --              --            --             --                 --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     292           2,162           149             56                  3
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             272,611       2,019,221       146,647         40,991                 --
Net assets applicable to seed money                   844             905         1,790          1,121              1,620
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $273,455      $2,020,126      $148,437        $42,112             $1,620
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              19,902         110,329         5,769          5,753                146
(2) Investments, at cost                         $269,366      $2,123,095      $117,653        $47,318             $1,663
--------------------------------------------------------------------------------------------------------------------------


                                               MS UIF U.S.       OPPEN          OPPEN           OPPEN         OPPEN GLOBAL
                                                REAL EST,       CAP APPR      CAP APPR       GLOBAL SEC      STRATEGIC INC
DEC. 31, 2011 (CONTINUED)                         CL II            VA         VA, SERV        VA, SERV          VA, SRV
 ASSETS
Investments, at fair value(1),(2)                 $50,880        $154,760    $2,829,007       $377,719         $3,399,575
Dividends receivable                                   --              --            --             --                 --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --              --            --             --                983
Receivable for share redemptions                       55             179         3,373            430              3,745
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       50,935         154,939     2,832,380        378,149          3,404,303
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     50             159         2,773            378              3,318
    Administrative charge                               6              19           358             52                427
    Contract terminations                              --              --           242             --                 --
Payable for investments purchased                      --              --            --             --                983
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      56             178         3,373            430              4,728
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              50,051         154,761     2,827,711        376,259          3,399,005
Net assets applicable to seed money                   828              --         1,296          1,460                570
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $50,879        $154,761    $2,829,007       $377,719         $3,399,575
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               3,769           3,893        71,802         13,882            619,230
(2) Investments, at cost                          $52,472        $153,310    $2,532,348       $389,909         $3,217,863
--------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    123

STATEMENTS OF ASSETS AND LIABILITIES


                                                                 OPPEN         OPPEN MAIN ST        PIMCO         PUT VT
                                                 OPPEN         HI INC VA,        SM MID CAP    VIT ALL ASSET,    DIV INC,
DEC. 31, 2011 (CONTINUED)                      HI INC VA          SERV            VA, SERV       ADVISOR CL       CL IA
 ASSETS
Investments, at fair value(1),(2)               $12,611         $ 77,748         $1,305,372       $ 99,069       $48,438
Dividends receivable                                 --               --                 --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  --               --                 --             --            --
Receivable for share redemptions                     15               73              1,467            116            56
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     12,626           77,821          1,306,839         99,185        48,494
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   13               64              1,302            103            49
    Administrative charge                             2                9                165             12             6
    Contract terminations                            --               --                 --             --            --
Payable for investments purchased                    --               --                 --             --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    15               73              1,467            115            55
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            12,611           77,543          1,304,655         98,343        48,439
Net assets applicable to seed money                  --              205                717            727            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $12,611         $ 77,748         $1,305,372       $ 99,070       $48,439
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             6,637           40,706             76,696          9,444         7,030
(2) Investments, at cost                        $51,575         $140,232         $1,132,377       $105,849       $60,655
-------------------------------------------------------------------------------------------------------------------------


                                                 PUT VT          PUT VT            PUT VT          PUT VT         PUT VT
                                                DIV INC,   GLOBAL HLTH CARE,     GRO & INC,      GRO & INC,     HI YIELD,
DEC. 31, 2011 (CONTINUED)                        CL IB           CL IB             CL IA            CL IB         CL IA
 ASSETS
Investments, at fair value(1),(2)               $61,471             $675            $55,440       $172,683       $64,290
Dividends receivable                                 --               --                 --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  --               --                 --             --            --
Receivable for share redemptions                     72               --                 64            205            74
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     61,543              675             55,504        172,888        64,364
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   64               --                 57            183            66
    Administrative charge                             8               --                  7             22             8
    Contract terminations                            --               --                 --             --            --
Payable for investments purchased                    --               --                 --             --            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    72               --                 64            205            74
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            61,471               --             55,440        172,275        64,290
Net assets applicable to seed money                  --              675                 --            408            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $61,471             $675            $55,440       $172,683       $64,290
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             8,935               58              3,607         11,286         9,726
(2) Investments, at cost                        $74,455             $677            $82,011       $253,448       $79,673
-------------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 124    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES


                                                    PUT VT     PUT VT        PUT VT           PUT VT         PUT VT
                                                  HI YIELD,   INTL EQ,   MULTI-CAP GRO,   MULTI-CAP GRO,   RESEARCH,
DEC. 31, 2011 (CONTINUED)                           CL IB       CL IB         CL IA            CL IB         CL IB
 ASSETS
Investments, at fair value(1),(2)                  $81,028     $13,856       $26,890           $15,086          $543
Dividends receivable                                    --          --            --                --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        --          --            --                --            --
Receivable for share redemptions                        94          32            31                19            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                        81,122      13,888        26,921            15,105           543
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      84          28            28                18             1
    Administrative charge                               10           4             3                 2            --
    Contract terminations                               --          --            --                --            --
Payable for investments purchased                       --          --            --                --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                       94          32            31                20             1
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               81,028      13,204        26,890            14,225            --
Net assets applicable to seed money                     --         652            --               860           542
--------------------------------------------------------------------------------------------------------------------
Total net assets                                   $81,028     $13,856       $26,890           $15,085          $542
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               12,352       1,460         1,373               783            46
(2) Investments, at cost                           $95,571     $21,313       $34,692           $14,102          $476
--------------------------------------------------------------------------------------------------------------------


                                                  PUT VT SM    PUT VT                                          VP
                                                   CAP VAL,   VOYAGER,      VP AGGR,         VP AGGR,       CONSERV,
DEC. 31, 2011 (CONTINUED)                           CL IB       CL IB         CL 2             CL 4           CL 2
 ASSETS
Investments, at fair value(1),(2)                  $66,010    $134,286      $416,062        $9,451,847      $477,706
Dividends receivable                                    --          --            --                --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        --          --            --                --            --
Receivable for share redemptions                       144         162            --                --            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                        66,154     134,448       416,062         9,451,847       477,706
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      68         145           437             9,204           422
    Administrative charge                                8          17            51             1,217            59
    Contract terminations                               68          --            --                --            --
Payable for investments purchased                       --          --            --                --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      144         162           488            10,421           481
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               65,683     134,286       415,410         9,441,349       477,071
Net assets applicable to seed money                    327          --           164                77           154
--------------------------------------------------------------------------------------------------------------------
Total net assets                                   $66,010    $134,286      $415,574        $9,441,426      $477,225
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                5,050       4,228        38,031           862,395        43,988
(2) Investments, at cost                           $87,187    $178,591      $427,322        $8,593,627      $454,626
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    125

STATEMENTS OF ASSETS AND LIABILITIES



                                                                 VP DAVIS        VP GS
                                                 VP CONSERV,   NY VENTURE,   MID CAP VAL,     VP MOD,      VP MOD,
DEC. 31, 2011 (CONTINUED)                            CL 4          CL 3          CL 3          CL 2          CL 4
 ASSETS
Investments, at fair value(1),(2)                 $4,153,708       $74,971       $35,019    $6,108,798   $28,346,842
Dividends receivable                                      --            --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --            --            --            --            --
Receivable for share redemptions                          --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                       4,153,708        74,971        35,019     6,108,798    28,346,842
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     4,047            82            42         6,922        28,074
    Administrative charge                                510             9             4           762         3,480
    Contract terminations                                669            --            --            --            --
Payable for investments purchased                         --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      5,226            91            46         7,684        31,554
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              4,148,405        74,367        34,175     6,101,015    28,315,222
Net assets applicable to seed money                       77           513           798            99            66
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $4,148,482       $74,880       $34,973    $6,101,114   $28,315,288
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                382,478         7,777         3,348       553,333     2,565,325
(2) Investments, at cost                          $3,854,934       $73,164       $38,105    $5,959,486   $25,945,812
--------------------------------------------------------------------------------------------------------------------


                                                    VP MOD        VP MOD        VP MOD        VP MOD       VP PTNRS
                                                    AGGR,         AGGR,        CONSERV,      CONSERV,    SM CAP VAL,
DEC. 31, 2011 (CONTINUED)                            CL 2          CL 4          CL 2          CL 4          CL 3
 ASSETS
Investments, at fair value(1),(2)                 $4,314,939   $22,750,295    $1,948,812    $3,377,385    $1,257,875
Dividends receivable                                      --            --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          --            --            --            --            --
Receivable for share redemptions                          --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                       4,314,939    22,750,295     1,948,812     3,377,385     1,257,875
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     4,972        23,052         2,090         3,495         1,261
    Administrative charge                                533         2,822           240           416           157
    Contract terminations                                 --           428            --            --         1,505
Payable for investments purchased                         --            --            --            --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      5,505        26,302         2,330         3,911         2,923
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              4,309,346    22,723,927     1,946,372     3,373,386     1,254,428
Net assets applicable to seed money                       88            66           110            88           524
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $4,309,434   $22,723,993    $1,946,482    $3,373,474    $1,254,952
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                391,200     2,058,850       177,649       307,314        86,274
(2) Investments, at cost                          $4,247,120   $20,745,969    $1,873,485    $3,089,563    $1,196,817
--------------------------------------------------------------------------------------------------------------------




See accompanying notes to financial statements.


 126    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES



                                                                            WANGER      WANGER
DEC. 31, 2011 (CONTINUED)                                                    INTL         USA
 ASSETS
Investments, at fair value(1),(2)                                         $1,060,654   $669,516
Dividends receivable                                                              --         --
Accounts receivable from RiverSource Life of NY for contract purchase
  payments                                                                     1,202         --
Receivable for share redemptions                                                  --         --
-----------------------------------------------------------------------------------------------
Total assets                                                               1,061,856    669,516
-----------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                             1,041        664
    Administrative charge                                                        130         82
    Contract terminations                                                         --        325
Payable for investments purchased                                                 --         --
-----------------------------------------------------------------------------------------------
Total liabilities                                                              1,171      1,071
-----------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                  1,059,741    667,271
Net assets applicable to seed money                                              944      1,174
-----------------------------------------------------------------------------------------------
Total net assets                                                          $1,060,685   $668,445
-----------------------------------------------------------------------------------------------
(1) Investment shares                                                         36,841     22,467
(2) Investments, at cost                                                  $1,141,515   $695,544
-----------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    127

STATEMENTS OF OPERATIONS



                                                AB VPS BAL           AB VPS         AB VPS        AB VPS         AB VPS
                                             WEALTH STRATEGY,   GLOBAL THEMATIC   GRO & INC,     INTL VAL,    LG CAP GRO,
YEAR ENDED DEC. 31, 2011                           CL B            GRO, CL B         CL B          CL B           CL B
 INVESTMENT INCOME
Dividend income                                   $ 5,375              $ 564        $ 5,896       $ 48,772         $ 164
Variable account expenses                           3,012              2,029          7,229         16,348         2,681
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     2,363             (1,465)        (1,333)        32,424        (2,517)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           104,689             13,857        268,491        119,477       130,926
    Cost of investments sold                       96,026             12,358        317,058        140,281       101,799
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       8,663              1,499        (48,567)       (20,804)       29,127
Distributions from capital gains                       --                 --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     (21,248)           (42,520)        72,631       (269,867)      (33,725)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (12,585)           (41,021)        24,064       (290,671)       (4,598)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $(10,222)          $(42,486)      $ 22,731      $(258,247)     $ (7,115)
-------------------------------------------------------------------------------------------------------------------------


                                                   AC VP             AC VP           AC VP         AC VP         AC VP
                                                INC & GRO,      INFLATION PROT,      INTL,     MID CAP VAL,      ULTRA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL I              CL II           CL II         CL II         CL II
 INVESTMENT INCOME
Dividend income                                     $ 922           $ 60,111          $   9          $ 180         $  --
Variable account expenses                             845             19,925              5            184        24,014
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        77             40,186              4             (4)      (24,014)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            16,802            421,360              9            195       284,888
    Cost of investments sold                       16,628            384,163              8            140       281,341
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         174             37,197              1             55         3,547
Distributions from capital gains                       --             18,532             --            401            --
Net change in unrealized appreciation or
  depreciation of investments                         908             52,608           (100)          (761)       18,753
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      1,082            108,337            (99)          (305)       22,300
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 1,159           $148,523          $ (95)         $(309)     $ (1,714)
-------------------------------------------------------------------------------------------------------------------------


                                                   AC VP             AC VP          COL VP        COL VP        COL VP
                                                   VAL,              VAL,            BAL,       CASH MGMT,     DIV BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL I              CL II           CL 3          CL 3           CL 3
 INVESTMENT INCOME
Dividend income                                   $ 1,001             $1,180           $ --     $      115      $ 62,834
Variable account expenses                             702                904          5,573         15,339        17,552
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       299                276         (5,573)       (15,224)       45,282
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            21,869                915         43,719      1,353,957       622,858
    Cost of investments sold                       24,290              1,210         48,280      1,353,881       591,442
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (2,421)              (295)        (4,561)            76        31,416
Distributions from capital gains                       --                 --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       2,087               (336)        14,146            (72)       (7,854)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (334)              (631)         9,585              4        23,562
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $ (35)            $ (355)       $ 4,012     $  (15,220)     $ 68,844
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 128    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS



                                                COL VP          COL VP        COL VP           COL VP           COL VP
                                              DIV EQ INC,       DYN EQ,      EMER MKTS    GLOBAL INFLATION      HI INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 3            CL 3       OPP, CL 3     PROT SEC, CL 3         CL 2
 INVESTMENT INCOME
Dividend income                                 $     --         $    --      $ 11,811         $16,458           $27,500
Variable account expenses                         33,896           7,951        13,991           3,025             5,037
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (33,896)         (7,951)       (2,180)         13,433            22,463
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          450,455          72,539       106,820          42,619            50,097
    Cost of investments sold                     448,674          73,538        92,985          42,503            51,466
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      1,781            (999)       13,835             116            (1,369)
Distributions from capital gains                      --              --        15,488           2,848                --
Net change in unrealized appreciation or
  depreciation of investments                   (112,543)         32,107      (272,284)          2,235            (2,719)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (110,762)         31,108      (242,961)          5,199            (4,088)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(144,658)        $23,157     $(245,141)        $18,632           $18,375
--------------------------------------------------------------------------------------------------------------------------


                                                COL VP          COL VP        COL VP           COL VP           COL VP
                                            HI YIELD BOND,     INC OPP,      INTL OPP,      LG CAP GRO,      MARSICO GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 3            CL 3          CL 3            CL 3              CL 1
 INVESTMENT INCOME
Dividend income                                  $23,393         $13,618         $ 426            $ --             $ 152
Variable account expenses                          3,918           2,076           431             212               708
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   19,475          11,542            (5)           (212)             (556)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           33,457          22,659         1,337           4,416            25,940
    Cost of investments sold                      32,513          21,628         1,435           3,875            24,117
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        944           1,031           (98)            541             1,823
Distributions from capital gains                      --           4,087            --              --                --
Net change in unrealized appreciation or
  depreciation of investments                     (9,218)         (9,527)       (4,345)         (1,015)           (3,179)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (8,274)         (4,409)       (4,443)           (474)           (1,356)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $11,201         $ 7,133       $(4,448)         $ (686)         $ (1,912)
--------------------------------------------------------------------------------------------------------------------------


                                                COL VP          COL VP        COL VP           COL VP           COL VP
                                              MARSICO INTL    MID CAP GRO   MID CAP VAL       S&P 500,       SELECT LG CAP
YEAR ENDED DEC. 31, 2011 (CONTINUED)           OPP, CL 2       OPP, CL 3     OPP, CL 3          CL 3           VAL, CL 3
 INVESTMENT INCOME
Dividend income                                     $ 25            $ --          $ --        $     --              $ --
Variable account expenses                             41             974            80          14,549                --
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (16)           (974)          (80)        (14,549)               --
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            1,265           3,022            88         403,760                 6
    Cost of investments sold                       1,502           2,846            86         361,062                 7
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (237)            176             2          42,698                (1)
Distributions from capital gains                      --              --            --              --                --
Net change in unrealized appreciation or
  depreciation of investments                       (297)        (11,210)         (491)        (26,040)              (10)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (534)        (11,034)         (489)         16,658               (11)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ (550)       $(12,008)        $(569)       $  2,109              $(11)
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    129

STATEMENTS OF OPERATIONS



                                              COL VP SHORT      COL VP          CS         DREY IP           DREY IP
                                               DURATION,     SM CAP VAL,    COMMODITY       MIDCAP          TECH GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 3           CL 2         RETURN     STOCK, SERV          SERV
 INVESTMENT INCOME
Dividend income                                 $  9,604        $   379         $ 101       $    76              $ --
Variable account expenses                         14,648            556            64           259             5,349
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (5,044)          (177)           37          (183)           (5,349)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          261,689         19,619            80        19,441            63,146
    Cost of investments sold                     257,243         19,430            80        20,507            43,728
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      4,446            189            --        (1,066)           19,418
Distributions from capital gains                      --          4,627            --            --                --
Net change in unrealized appreciation or
  depreciation of investments                        906         (7,828)         (631)        1,446           (48,301)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     5,352         (3,012)         (631)          380           (28,883)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ 308       $ (3,189)        $(594)      $   197          $(34,232)
------------------------------------------------------------------------------------------------------------------------


                                                DREY VIF       DREY VIF      DREY VIF       EV VT            FID VIP
                                                  APPR,        INTL EQ,     INTL VAL,   FLOATING-RATE      CONTRAFUND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              SERV           SERV          SERV          INC            SERV CL 2
 INVESTMENT INCOME
Dividend income                                     $160          $  22         $  23       $ 4,014         $  64,946
Variable account expenses                            147              8             9         1,350           114,482
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       13             14            14         2,664           (49,536)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                              160             18            17         4,389         1,677,282
    Cost of investments sold                         153             23            24         4,289         1,834,774
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          7             (5)           (7)          100          (157,492)
Distributions from capital gains                      --             --            --            --                --
Net change in unrealized appreciation or
  depreciation of investments                        735           (199)         (263)       (1,726)         (119,970)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       742           (204)         (270)       (1,626)         (277,462)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $755          $(190)        $(256)      $ 1,038        $ (326,998)
------------------------------------------------------------------------------------------------------------------------


                                                 FID VIP        FID VIP      FID VIP       FID VIP        FTVIPT FRANK
                                               GRO, SERV      INVEST GR,     MID CAP,     OVERSEAS,     GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 2         SERV CL 2    SERV CL 2     SERV CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                  $   670       $ 42,617     $     521     $   6,974          $  6,574
Variable account expenses                          7,790         19,797        34,872         7,915             1,169
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (7,120)        22,820       (34,351)         (941)            5,405
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           84,704        285,361       750,780        64,761            92,954
    Cost of investments sold                      69,124        272,478       676,528        64,947           157,439
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     15,580         12,883        74,252          (186)          (64,485)
Distributions from capital gains                   1,943         39,437         4,094         1,177                --
Net change in unrealized appreciation or
  depreciation of investments                    (14,433)         6,872      (367,156)     (111,475)           53,575
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     3,090         59,192      (288,810)     (110,484)          (10,910)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (4,030)      $ 82,012     $(323,161)    $(111,425)         $ (5,505)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 130    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS



                                           FTVIPT FRANK   FTVIPT FRANK    FTVIPT FRANK     FTVIPT FRANK        FTVIPT
                                             INC SEC,     RISING DIVD,    SM CAP VAL,    SM MID CAP GRO,   MUTUAL SHARES
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 2           CL 2            CL 2             CL 2          SEC, CL 2
 INVESTMENT INCOME
Dividend income                                 $ 334            $15        $  3,303          $    --         $ 58,298
Variable account expenses                          88              5           6,080           14,509           33,758
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   246             10          (2,777)         (14,509)          24,540
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           105             12         152,136           73,515          789,816
    Cost of investments sold                      105             11         134,607           63,016          812,552
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      --              1          17,529           10,499          (22,736)
Distributions from capital gains                   --             --              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                    (197)            41         (37,607)         (62,433)         (52,693)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (197)            42         (20,078)         (51,934)         (75,429)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  49            $52        $(22,855)        $(66,443)       $ (50,889)
------------------------------------------------------------------------------------------------------------------------


                                              FTVIPT         FTVIPT          FTVIPT           GS VIT           GS VIT
                                          TEMP FOR SEC,   TEMP GLOBAL    TEMP GRO SEC,     MID CAP VAL,     STRUCTD U.S.
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 2        BOND, CL 2         CL 2             INST           EQ, INST
 INVESTMENT INCOME
Dividend income                              $ 11,580       $ 38,574            $ 15        $   8,354              $20
Variable account expenses                       8,839          9,271               8           14,817                8
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 2,741         29,303               7           (6,463)              12
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       157,739         98,442              19          154,847               19
    Cost of investments sold                  155,902         83,782              21          156,115               23
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   1,837         14,660              (2)          (1,268)              (4)
Distributions from capital gains                   --          4,486              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                 (83,368)       (60,008)            (72)         (66,819)              27
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (81,531)       (40,862)            (74)         (68,087)              23
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (78,790)      $(11,559)           $(67)       $ (74,550)             $35
------------------------------------------------------------------------------------------------------------------------


                                           INVESCO VANK      INVESCO        INVESCO          INVESCO          INVESCO
                                           VI VAL OPP,    VI CAP APPR,    VI CAP DEV,      VI CORE EQ,      VI CORE EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          SER II         SER II          SER II           SER I            SER II
 INVESTMENT INCOME
Dividend income                             $   4,427          $  --            $ --          $ 4,492             $ 71
Variable account expenses                       9,151              9           1,879            6,604               98
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (4,724)            (9)         (1,879)          (2,112)             (27)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       182,204             22          51,829           51,742              360
    Cost of investments sold                  241,710             28          50,512           47,630              318
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (59,506)            (6)          1,317            4,112               42
Distributions from capital gains                   --             --              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                  30,512           (125)        (11,161)          (8,134)            (127)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (28,994)          (131)         (9,844)          (4,022)             (85)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (33,718)         $(140)       $(11,723)        $ (6,134)           $(112)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    131

STATEMENTS OF OPERATIONS



                                               INVESCO        INVESCO VI        INVESCO        INVESCO VI        INVESCO VANK
                                           VI GLOBAL HLTH,     INTL GRO,     VI INTL GRO,   MID CAP CORE EQ,     VI COMSTOCK,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            SER II           SER I          SER II            SER II            SER II
 INVESTMENT INCOME
Dividend income                                   $  --           $  629        $   561           $   76           $  40,661
Variable account expenses                           133              563            616            1,185              41,427
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (133)              66            (55)          (1,109)               (766)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             145            3,782         13,263            8,038             423,313
    Cost of investments sold                        106            2,920         11,929            7,769             440,904
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        39              862          1,334              269             (17,591)
Distributions from capital gains                     --               --             --               --                  --
Net change in unrealized appreciation or
  depreciation of investments                       389           (4,056)        (5,239)          (5,606)            (71,587)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      428           (3,194)        (3,905)          (5,337)            (89,178)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 295          $(3,128)      $ (3,960)         $(6,446)          $ (89,944)
------------------------------------------------------------------------------------------------------------------------------


                                             JANUS ASPEN      JANUS ASPEN     JANUS ASPEN       LM CB VAR             MFS
                                                 BAL,            JANUS,         WORLD,         SM CAP GRO,      INV GRO STOCK,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             INST             SERV           INST              CL I             SERV CL
 INVESTMENT INCOME
Dividend income                                $ 16,284          $   204        $   884              $--            $    662
Variable account expenses                         9,576              633          2,130               10               3,055
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   6,708             (429)        (1,246)             (10)             (2,393)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         208,626           22,289          8,893               23             150,349
    Cost of investments sold                    192,626           20,557         11,612               22             117,333
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    16,000            1,732         (2,719)               1              33,016
Distributions from capital gains                 36,301               --             --               23                  --
Net change in unrealized appreciation or
  depreciation of investments                   (57,711)          (4,344)       (19,551)              (5)            (28,949)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (5,410)          (2,612)       (22,270)              19               4,067
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  1,298         $ (3,041)      $(23,516)             $ 9           $   1,674
------------------------------------------------------------------------------------------------------------------------------


                                                 MFS              MFS             MFS            MS UIF             MS UIF
                                               NEW DIS,      TOTAL RETURN,    UTILITIES,    GLOBAL REAL EST,     MID CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           SERV CL          SERV CL         SERV CL           CL II              CL II
 INVESTMENT INCOME
Dividend income                                $     --         $ 56,828        $ 4,242          $ 1,582               $   4
Variable account expenses                         4,780           31,840          1,807              764                  19
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (4,780)          24,988          2,435              818                 (15)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         105,622          721,698         71,156            5,543                  30
    Cost of investments sold                     91,888          751,934         54,494            5,489                  28
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    13,734          (30,236)        16,662               54                   2
Distributions from capital gains                 47,087               --             --               --                   1
Net change in unrealized appreciation or
  depreciation of investments                   (95,022)          14,640        (10,358)          (6,484)               (131)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (34,201)         (15,596)         6,304           (6,430)               (128)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (38,981)        $  9,392        $ 8,739          $(5,612)              $(143)
------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 132    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS



                                           MS UIF U.S.         OPPEN             OPPEN            OPPEN        OPPEN GLOBAL
                                            REAL EST,         CAP APPR          CAP APPR       GLOBAL SEC     STRATEGIC INC
YEAR ENDED DEC. 31, 2011 (CONTINUED)          CL II              VA             VA, SERV        VA, SERV          VA, SRV
 INVESTMENT INCOME
Dividend income                                $  272          $   648         $   3,518         $  5,670       $  116,177
Variable account expenses                         675            2,479            42,107            6,855           51,616
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (403)          (1,831)          (38,589)          (1,185)          64,561
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         5,728           26,918           544,833          135,693        1,067,196
    Cost of investments sold                    5,609           26,386           485,009          135,462          979,429
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     119              532            59,824              231           87,767
Distributions from capital gains                   --               --                --               --           50,549
Net change in unrealized appreciation or
  depreciation of investments                   2,722           (3,031)         (101,891)         (55,783)        (216,027)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  2,841           (2,499)          (42,067)         (55,552)         (77,711)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $2,438         $ (4,330)        $ (80,656)       $ (56,737)      $  (13,150)
----------------------------------------------------------------------------------------------------------------------------


                                                               OPPEN         OPPEN MAIN ST        PIMCO           PUT VT
                                              OPPEN          HI INC VA,       SM MID CAP     VIT ALL ASSET,      DIV INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)        HI INC VA           SERV            VA, SERV       ADVISOR CL          CL IA
 INVESTMENT INCOME
Dividend income                              $  1,297          $ 9,136         $   6,161          $ 7,730          $ 5,298
Variable account expenses                         200            1,043            20,587            1,495              736
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 1,097            8,093           (14,426)           6,235            4,562
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         3,641           26,778           366,540           17,594            4,333
    Cost of investments sold                   14,380           46,854           310,218           17,707            5,153
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (10,739)         (20,076)           56,322             (113)            (820)
Distributions from capital gains                   --               --                --               --               --
Net change in unrealized appreciation or
  depreciation of investments                   9,129           10,127          (104,776)          (5,395)          (5,946)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (1,610)          (9,949)          (48,454)          (5,508)          (6,766)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $   (513)        $ (1,856)        $ (62,880)         $   727          $(2,204)
----------------------------------------------------------------------------------------------------------------------------


                                              PUT VT           PUT VT            PUT VT          PUT VT           PUT VT
                                             DIV INC,    GLOBAL HLTH CARE,     GRO & INC,      GRO & INC,        HI YIELD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)          CL IB            CL IB             CL IA            CL IB            CL IA
 INVESTMENT INCOME
Dividend income                               $ 6,626             $ 24            $  979         $  2,462          $ 5,369
Variable account expenses                         959                5               899            2,786              942
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 5,667               19                80             (324)           4,427
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         5,272               10             8,923           27,419            5,174
    Cost of investments sold                    6,326                9            12,989           39,355            6,390
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (1,054)               1            (4,066)         (11,936)          (1,216)
Distributions from capital gains                   --               --                --               --               --
Net change in unrealized appreciation or
  depreciation of investments                  (7,719)             (33)              239               25           (2,921)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (8,773)             (32)           (3,827)         (11,911)          (4,137)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(3,106)            $(13)          $(3,747)        $(12,235)          $  290
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    133

STATEMENTS OF OPERATIONS



                                                 PUT VT         PUT VT         PUT VT            PUT VT           PUT VT
                                                HI YIELD,      INTL EQ,    MULTI-CAP GRO,    MULTI-CAP GRO,      RESEARCH,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL IB         CL IB           CL IA             CL IB            CL IB
 INVESTMENT INCOME
Dividend income                                  $ 6,477       $  2,034           $  117           $    41          $   69
Variable account expenses                          1,180            841              416               256              67
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    5,297          1,193             (299)             (215)              2
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            3,921         47,090            2,245            10,735           8,107
    Cost of investments sold                       4,613         61,685            2,868             9,327           8,226
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (692)       (14,595)            (623)            1,408            (119)
Distributions from capital gains                      --             --               --                --              --
Net change in unrealized appreciation or
  depreciation of investments                     (4,324)         1,438             (966)           (2,091)           (385)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (5,016)       (13,157)          (1,589)             (683)           (504)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $  281      $ (11,964)         $(1,888)         $   (898)         $ (502)
---------------------------------------------------------------------------------------------------------------------------


                                                PUT VT SM       PUT VT
                                                CAP VAL,       VOYAGER,       VP AGGR,          VP AGGR,       VP CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL IB         CL IB            CL 2              CL 4            CL 2
 INVESTMENT INCOME
Dividend income                                   $  354       $     --         $     --       $        --        $     --
Variable account expenses                            984          2,473            6,399           141,507           6,237
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (630)        (2,473)          (6,399)         (141,507)         (6,237)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           11,100         27,566          319,950         2,349,548         335,424
    Cost of investments sold                      13,239         35,091          275,038         2,083,846         332,800
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (2,139)        (7,525)          44,912           265,702           2,624
Distributions from capital gains                      --             --               --                --              --
Net change in unrealized appreciation or
  depreciation of investments                       (872)       (26,154)         (53,246)         (560,488)         12,306
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (3,011)       (33,679)          (8,334)         (294,786)         14,930
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (3,641)      $(36,152)      $  (14,733)       $ (436,293)       $  8,693
---------------------------------------------------------------------------------------------------------------------------


                                                               VP DAVIS         VP GS
                                              VP CONSERV,    NY VENTURE,     MID CAP VAL,        VP MOD,         VP MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 4           CL 3            CL 3              CL 2            CL 4
 INVESTMENT INCOME
Dividend income                                 $     --        $    --           $   --          $     --      $       --
Variable account expenses                         53,078          1,250              571            95,270         401,855
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (53,078)        (1,250)            (571)          (95,270)       (401,855)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          691,599         24,547              644           350,270       2,240,632
    Cost of investments sold                     649,716         22,231              666           343,755       2,032,000
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     41,883          2,316              (22)            6,515         208,632
Distributions from capital gains                      --             --               --                --              --
Net change in unrealized appreciation or
  depreciation of investments                     88,670         (5,725)          (3,076)          (11,888)       (115,351)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   130,553         (3,409)          (3,098)           (5,373)         93,281
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 77,475       $ (4,659)         $(3,669)        $(100,643)      $(308,574)
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 134    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS



                                                                                VP MOD
                                                       VP MOD       VP MOD     CONSERV,    VP MOD       VP PTNRS
                                                        AGGR,       AGGR,                 CONSERV,    SM CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                     CL 2        CL 4        CL 2        CL 4         CL 3
 INVESTMENT INCOME
Dividend income                                        $     --   $       --   $     --   $      --     $     --
Variable account expenses                                67,616      336,916     28,349      49,035       17,927
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (67,616)    (336,916)   (28,349)    (49,035)     (17,927)
-----------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                 159,682    2,140,580     74,337   1,095,220      196,573
    Cost of investments sold                            154,475    1,940,717     71,403   1,002,532      177,608
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          5,207      199,863      2,934      92,688       18,965
Distributions from capital gains                             --           --         --          --           --
Net change in unrealized appreciation or
  depreciation of investments                           (82,860)    (546,441)    27,391     (18,128)     (69,805)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          (77,653)    (346,578)    30,325      74,560      (50,840)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                          $(145,269)  $ (683,494)  $  1,976   $  25,525    $ (68,767)
-----------------------------------------------------------------------------------------------------------------


                                                                                            WANGER       WANGER
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                                         INTL         USA
 INVESTMENT INCOME
Dividend income                                                                           $  55,454     $     --
Variable account expenses                                                                    15,840        9,917
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                              39,614       (9,917)
-----------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                                     141,746      150,467
    Cost of investments sold                                                                141,993      137,333
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                               (247)      13,134
Distributions from capital gains                                                             28,192       65,157
Net change in unrealized appreciation or
  depreciation of investments                                                              (253,088)     (92,984)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                             (225,143)     (14,693)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                                              $(185,529)   $ (24,610)
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    135

STATEMENTS OF CHANGES IN NET ASSETS



                                                  AB VPS BAL      AB VPS GLOBAL     AB VPS       AB VPS        AB VPS
                                               WEALTH STRATEGY,      THEMATIC     GRO & INC,    INTL VAL,   LG CAP GRO,
YEAR ENDED DEC. 31, 2011                             CL B           GRO, CL B        CL B         CL B          CL B
 OPERATIONS
Investment income (loss) -- net                    $   2,363         $ (1,465)     $  (1,333)  $   32,424    $  (2,517)
Net realized gain (loss) on sales of
  investments                                          8,663            1,499        (48,567)     (20,804)      29,127
Distributions from capital gains                          --               --             --           --           --
Net change in unrealized appreciation or
  depreciation of investments                        (21,248)         (42,520)        72,631     (269,867)     (33,725)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (10,222)         (42,486)        22,731     (258,247)      (7,115)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               140               --             75       13,467          125
Net transfers(1)                                       1,055              433         (4,793)     163,551      (31,876)
Contract terminations:
    Surrender benefits and contract charges          (96,911)         (11,967)      (255,374)     (79,249)     (94,640)
    Death benefits                                    (4,658)              --             --       (1,488)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      (100,374)         (11,534)      (260,092)      96,281     (126,391)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      318,655          179,726        562,944    1,261,166      218,718
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 208,059         $125,706      $ 325,583   $1,099,200    $  85,212
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               289,004          102,388        395,661    1,195,243      148,997
Contract purchase payments                                --               --             --       14,703           --
Net transfers(1)                                       1,008              248         (3,079)     181,110      (23,289)
Contract terminations:
    Surrender benefits and contract charges          (89,057)          (7,905)      (173,860)     (79,267)     (64,979)
    Death benefits                                    (4,471)              --             --       (1,487)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     196,484           94,731        218,722    1,310,302       60,729
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.





 136    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                       AC VP          AC VP        AC VP       AC VP         AC VP
                                                    INC & GRO,   INFLATION PROT,   INTL,   MID CAP VAL,     ULTRA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL I           CL II        CL II       CL II         CL II
 OPERATIONS
Investment income (loss) -- net                      $     77       $   40,186     $   4      $    (4)    $  (24,014)
Net realized gain (loss) on sales of investments          174           37,197         1           55          3,547
Distributions from capital gains                           --           18,532        --          401             --
Net change in unrealized appreciation or
  depreciation of investments                             908           52,608      (100)        (761)        18,753
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       1,159          148,523       (95)        (309)        (1,714)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --           10,500        --           --         37,965
Net transfers(1)                                         (604)        (138,661)       (3)         (11)      (111,631)
Contract terminations:
    Surrender benefits and contract charges           (15,352)        (159,802)       --           --       (113,826)
    Death benefits                                         --           (2,026)       --           --         (3,280)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (15,956)        (289,989)       (3)         (11)      (190,772)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        66,796        1,516,950       746       15,165      1,804,674
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 51,999       $1,375,484     $ 648      $14,845     $1,612,188
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 58,491        1,256,689        --       13,669      1,754,883
Contract purchase payments                                 --            8,125        --           --         36,556
Net transfers(1)                                         (523)        (101,240)       --           --       (106,147)
Contract terminations:
    Surrender benefits and contract charges           (13,187)        (130,633)       --           --       (106,752)
    Death benefits                                         --           (1,618)       --           --         (3,126)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       44,781        1,031,323        --       13,669      1,575,414
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    137

STATEMENTS OF CHANGES IN NET ASSETS



                                                          AC VP     AC VP     COL VP       COL VP       COL VP
                                                          VAL,       VAL,      BAL,      CASH MGMT,    DIV BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                      CL I      CL II      CL 3         CL 3         CL 3
 OPERATIONS
Investment income (loss) -- net                         $    299   $   276   $ (5,573)  $   (15,224)  $   45,282
Net realized gain (loss) on sales of investments          (2,421)     (295)    (4,561)           76       31,416
Distributions from capital gains                              --        --         --            --           --
Net change in unrealized appreciation or depreciation
  of investments                                           2,087      (336)    14,146           (72)      (7,854)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                 (35)     (355)     4,012       (15,220)      68,844
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    --        60         --         2,310       10,016
Net transfers(1)                                            (422)      (10)      (860)    1,173,199     (247,269)
Contract terminations:
    Surrender benefits and contract charges              (20,746)       --    (37,231)   (1,246,785)    (242,077)
    Death benefits                                            --        --         --            --      (77,810)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (21,168)       50    (38,091)      (71,276)    (557,140)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           69,462    62,862    406,761     1,051,720    1,580,153
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 48,259   $62,557   $372,682   $   965,224   $1,091,857
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    41,243    55,777    328,701       982,996    1,239,354
Contract purchase payments                                    --        --         --            --        6,924
Net transfers(1)                                            (254)       --       (691)    1,121,509     (194,493)
Contract terminations:
    Surrender benefits and contract charges              (12,222)       --    (29,730)   (1,193,599)    (186,503)
    Death benefits                                            --        --         --            --      (60,142)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          28,767    55,777    298,280       910,906      805,140
----------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 138    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                     COL VP      COL VP      COL VP             COL VP           COL VP
                                                  DIV EQ INC,    DYN EQ,    EMER MKTS   GLOBAL INFLATION PROT    HI INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL 3        CL 3      OPP, CL 3         SEC, CL 3           CL 2
 OPERATIONS
Investment income (loss) -- net                    $  (33,896)  $ (7,951)  $   (2,180)         $ 13,433         $ 22,463
Net realized gain (loss) on sales of investments        1,781       (999)      13,835               116           (1,369)
Distributions from capital gains                           --         --       15,488             2,848               --
Net change in unrealized appreciation or
  depreciation of investments                        (112,543)    32,107     (272,284)            2,235           (2,719)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (144,658)    23,157     (245,141)           18,632           18,375
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             26,799        527       23,561                --            1,373
Net transfers(1)                                      (95,268)   (32,002)     129,400           (21,735)         (11,490)
Contract terminations:
    Surrender benefits and contract charges          (171,311)   (24,152)     (59,540)           (9,063)         (23,350)
    Death benefits                                     (5,943)    (2,738)      (1,207)             (926)              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (245,723)   (58,365)      92,214           (31,724)         (33,467)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,749,148    597,418    1,098,392           227,945          376,332
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,358,767   $562,210   $  945,465          $214,853         $361,240
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,706,374    593,919      486,369           190,753          301,020
Contract purchase payments                             13,657        470       10,780                --              427
Net transfers(1)                                      (42,624)   (29,921)      64,958           (17,498)          (9,035)
Contract terminations:
    Surrender benefits and contract charges           (97,371)   (23,770)     (26,880)           (7,454)         (17,527)
    Death benefits                                     (3,069)    (2,608)        (551)             (741)              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,576,967    538,090      534,676           165,060          274,885
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    139

STATEMENTS OF CHANGES IN NET ASSETS



                                                       COL VP        COL VP      COL VP       COL VP        COL VP
                                                   HI YIELD BOND,   INC OPP,   INTL OPP,   LG CAP GRO,   MARSICO GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    CL 3          CL 3        CL 3         CL 3          CL 1
 OPERATIONS
Investment income (loss) -- net                       $ 19,475      $ 11,542    $    (5)     $  (212)      $   (556)
Net realized gain (loss) on sales of investments           944         1,031        (98)         541          1,823
Distributions from capital gains                            --         4,087         --           --             --
Net change in unrealized appreciation or
  depreciation of investments                           (9,218)       (9,527)    (4,345)      (1,015)        (3,179)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       11,201         7,133     (4,448)        (686)        (1,912)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              36,108            --         90           --          1,000
Net transfers(1)                                        (7,367)      (12,653)      (463)        (983)       (13,044)
Contract terminations:
    Surrender benefits and contract charges            (16,888)       (5,548)      (436)      (2,995)       (10,329)
    Death benefits                                          --          (672)        --           --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          11,853       (18,873)      (809)      (3,978)       (22,373)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        249,645       155,976     32,793       21,747         68,754
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $272,699      $144,236    $27,536      $17,083       $ 44,469
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 163,166       109,422     25,494       14,771         67,493
Contract purchase payments                              25,467            --         --           --             --
Net transfers(1)                                        (5,073)       (8,922)      (415)        (669)       (12,628)
Contract terminations:
    Surrender benefits and contract charges            (11,547)       (3,892)      (409)      (2,128)        (9,922)
    Death benefits                                          --          (469)        --           --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       172,013        96,139     24,670       11,974         44,943
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 140    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                   COL VP         COL VP        COL VP       COL VP         COL VP
                                                MARSICO INTL   MID CAP GRO   MID CAP VAL    S&P 500,    SELECT LG CAP
YEAR ENDED DEC. 31, 2011 (CONTINUED)              OPP, CL 2     OPP, CL 3     OPP, CL 3       CL 3        VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                    $   (16)      $   (974)      $  (80)    $  (14,549)       $ --
Net realized gain (loss) on sales of
  investments                                         (237)           176            2         42,698          (1)
Distributions from capital gains                        --             --           --             --          --
Net change in unrealized appreciation or
  depreciation of investments                         (297)       (11,210)        (491)       (26,040)        (10)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (550)       (12,008)        (569)         2,109         (11)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,200             --           --         23,376          --
Net transfers(1)                                       (12)          (476)          (8)       (53,704)         (6)
Contract terminations:
    Surrender benefits and contract charges         (1,211)        (1,553)          --       (309,354)         --
    Death benefits                                      --             --           --             --          --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (23)        (2,029)          (8)      (339,682)         (6)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      3,337         74,117        5,838      1,329,757         646
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 2,764       $ 60,080       $5,261     $  992,184        $629
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,727         62,716        5,099        869,524          --
Contract purchase payments                              --             --           --         19,898          --
Net transfers(1)                                        --           (470)          --        (34,831)         --
Contract terminations:
    Surrender benefits and contract charges             --         (1,568)          --       (204,835)         --
    Death benefits                                      --             --           --             --          --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,727         60,678        5,099        649,756          --
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    141

STATEMENTS OF CHANGES IN NET ASSETS



                                                  COL VP SHORT      COL VP         CS        DREY IP      DREY IP
                                                    DURATION,    SM CAP VAL,   COMMODITY      MIDCAP     TECH GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL 3           CL 2        RETURN    STOCK, SERV      SERV
 OPERATIONS
Investment income (loss) -- net                    $   (5,044)     $   (177)     $   37      $   (183)    $ (5,349)
Net realized gain (loss) on sales of investments        4,446           189          --        (1,066)      19,418
Distributions from capital gains                           --         4,627          --            --           --
Net change in unrealized appreciation or
  depreciation of investments                             906        (7,828)       (631)        1,446      (48,301)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         308        (3,189)       (594)          197      (34,232)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             72,332           675          --            75        4,446
Net transfers(1)                                      (36,150)       (8,994)        (12)         (612)      (5,472)
Contract terminations:
    Surrender benefits and contract charges          (183,548)       (6,989)         (4)      (17,956)     (24,857)
    Death benefits                                     (6,657)           --          --            --         (831)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (154,023)      (15,308)        (16)      (18,493)     (26,714)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,163,743        55,153       4,252        38,299      411,752
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,010,028      $ 36,656      $3,642      $ 20,003     $350,806
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,079,891        41,653       3,205        32,310      295,448
Contract purchase payments                             67,802            --          --            --        3,307
Net transfers(1)                                      (33,317)       (6,234)         --          (446)      (3,009)
Contract terminations:
    Surrender benefits and contract charges          (169,943)       (5,181)         (4)      (15,231)     (17,722)
    Death benefits                                     (6,184)           --          --            --         (601)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      938,249        30,238       3,201        16,633      277,423
------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 142    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                      DREY VIF   DREY VIF    DREY VIF       EV VT         FID VIP
                                                        APPR,    INTL EQ,   INTL VAL,   FLOATING-RATE   CONTRAFUND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    SERV       SERV        SERV          INC         SERV CL 2
 OPERATIONS
Investment income (loss) -- net                        $    13    $   14      $   14       $ 2,664      $   (49,536)
Net realized gain (loss) on sales of investments             7        (5)         (7)          100         (157,492)
Distributions from capital gains                            --        --          --            --               --
Net change in unrealized appreciation or
  depreciation of investments                              735      (199)       (263)       (1,726)        (119,970)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               755      (190)       (256)        1,038         (326,998)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --        --          90            55           86,079
Net transfers(1)                                            (1)      (11)         (7)       (2,226)        (367,220)
Contract terminations:
    Surrender benefits and contract charges                (10)       --          --        (1,441)        (987,643)
    Death benefits                                          --        --          --            --          (84,292)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (11)      (11)         83        (3,612)      (1,353,076)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         10,384     1,226       1,326        95,849        9,408,382
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $11,128    $1,025      $1,153       $93,275      $ 7,728,308
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   7,452        --          --        67,616        5,460,867
Contract purchase payments                                  --        --          --            --           49,219
Net transfers(1)                                            --        --          --        (2,025)        (199,757)
Contract terminations:
    Surrender benefits and contract charges                 (7)       --          --        (1,337)        (528,387)
    Death benefits                                          --        --          --            --          (44,668)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         7,445        --          --        64,254        4,737,274
-------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    143

STATEMENTS OF CHANGES IN NET ASSETS



                                                    FID VIP      FID VIP      FID VIP     FID VIP      FTVIPT FRANK
                                                      GRO,     INVEST GR,    MID CAP,    OVERSEAS,   GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               SERV CL 2    SERV CL 2    SERV CL 2   SERV CL 2         CL 2
 OPERATIONS
Investment income (loss) -- net                     $ (7,120)  $   22,820   $  (34,351)  $    (941)      $  5,405
Net realized gain (loss) on sales of investments      15,580       12,883       74,252        (186)       (64,485)
Distributions from capital gains                       1,943       39,437        4,094       1,177             --
Net change in unrealized appreciation or
  depreciation of investments                        (14,433)       6,872     (367,156)   (111,475)        53,575
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (4,030)      82,012     (323,161)   (111,425)        (5,505)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,515       10,145       62,372       1,701             75
Net transfers(1)                                      (3,761)     (68,068)       7,647      20,763            480
Contract terminations:
    Surrender benefits and contract charges          (72,761)     (99,063)    (639,122)    (54,807)       (91,628)
    Death benefits                                        --           --      (19,658)     (1,241)            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (75,007)    (156,986)    (588,761)    (33,584)       (91,073)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      579,539    1,475,802    3,045,213     654,146        174,176
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $500,502   $1,400,828   $2,133,291   $ 509,137       $ 77,598
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               376,301    1,202,007    1,184,306     331,134        118,734
Contract purchase payments                               903        7,949       37,227         811             --
Net transfers(1)                                      (2,290)     (51,107)       5,382      14,087            319
Contract terminations:
    Surrender benefits and contract charges          (44,926)     (79,034)    (242,870)    (25,948)       (62,759)
    Death benefits                                        --           --       (7,253)       (584)            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     329,988    1,079,815      976,792     319,500         56,294
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 144    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                           FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK     FTVIPT FRANK        FTVIPT
                                             INC SEC,     RISING DIVD,    SM CAP VAL,   SM MID CAP GRO,   MUTUAL SHARES
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 2           CL 2           CL 2             CL 2          SEC, CL 2
 OPERATIONS
Investment income (loss) -- net               $  246          $ 10         $  (2,777)      $  (14,509)      $   24,540
Net realized gain (loss) on sales of
  investments                                     --             1            17,529           10,499          (22,736)
Distributions from capital gains                  --            --                --               --               --
Net change in unrealized appreciation or
  depreciation of investments                   (197)           41           (37,607)         (62,433)         (52,693)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       49            52           (22,855)         (66,443)         (50,889)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        --            --                75            3,301            4,407
Net transfers(1)                                 (11)           (8)            4,881           14,461         (145,855)
Contract terminations:
    Surrender benefits and contract
          charges                                 (6)           --          (126,964)         (51,965)        (534,276)
    Death benefits                                --            --            (9,559)              --          (67,554)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (17)           (8)         (131,567)         (34,203)        (743,278)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                5,756           951           579,440        1,128,435        2,804,975
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $5,788          $995         $ 425,018       $1,027,789       $2,010,808
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         3,994            --           251,039          571,993        1,803,196
Contract purchase payments                        --            --                --            1,505            2,696
Net transfers(1)                                  --            --             2,102            7,598          (97,776)
Contract terminations:
    Surrender benefits and contract
          charges                                 (6)           --           (54,406)         (26,438)        (339,690)
    Death benefits                                --            --            (4,832)              --          (45,045)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               3,988            --           193,903          554,658        1,323,381
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    145

STATEMENTS OF CHANGES IN NET ASSETS



                                                  FTVIPT         FTVIPT         FTVIPT         GS VIT         GS VIT
                                              TEMP FOR SEC,   TEMP GLOBAL   TEMP GRO SEC,   MID CAP VAL,   STRUCTD U.S.
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2        BOND, CL 2        CL 2           INST         EQ, INST
 OPERATIONS
Investment income (loss) -- net                 $   2,741       $ 29,303        $    7       $   (6,463)      $   12
Net realized gain (loss) on sales of
  investments                                       1,837         14,660            (2)          (1,268)          (4)
Distributions from capital gains                       --          4,486            --               --           --
Net change in unrealized appreciation or
  depreciation of investments                     (83,368)       (60,008)          (72)         (66,819)          27
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (78,790)       (11,559)          (67)         (74,550)          35
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             75          4,811           255            9,130           --
Net transfers(1)                                  (27,476)       (11,511)          (10)          (9,119)         (10)
Contract terminations:
    Surrender benefits and contract charges      (106,717)       (34,314)           --          (67,805)          --
    Death benefits                                     --         (1,198)           --           (2,031)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (134,118)       (42,212)          245          (69,825)         (10)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   780,753        688,670         1,097        1,148,965        1,083
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 567,845       $634,899        $1,275       $1,004,590       $1,108
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            366,366        408,819            --          844,995           --
Contract purchase payments                             --          2,845            --            7,171           --
Net transfers(1)                                  (14,519)        (5,607)           --           (1,028)          --
Contract terminations:
    Surrender benefits and contract charges       (50,291)       (20,025)           --          (49,628)          --
    Death benefits                                     --           (699)           --           (1,511)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  301,556        385,333            --          799,999           --
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 146    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                 INVESCO VANK      INVESCO       INVESCO       INVESCO       INVESCO
                                                  VI VAL OPP,   VI CAP APPR,   VI CAP DEV,   VI CORE EQ,   VI CORE EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SER II         SER II         SER II        SER I         SER II
 OPERATIONS
Investment income (loss) -- net                    $  (4,724)      $   (9)       $ (1,879)     $ (2,112)      $  (27)
Net realized gain (loss) on sales of
  investments                                        (59,506)          (6)          1,317         4,112           42
Distributions from capital gains                          --           --              --            --           --
Net change in unrealized appreciation or
  depreciation of investments                         30,512         (125)        (11,161)       (8,134)        (127)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (33,718)        (140)        (11,723)       (6,134)        (112)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               477           --           2,347            --           --
Net transfers(1)                                      31,806          (12)            340       (13,235)          (8)
Contract terminations:
    Surrender benefits and contract charges         (160,734)          --         (46,683)      (31,085)        (255)
    Death benefits                                    (2,205)          --              --            --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (130,656)         (12)        (43,996)      (44,320)        (263)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      753,105        1,612         165,668       469,272        9,288
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 588,731       $1,460        $109,949      $418,818       $8,913
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               618,136           --          88,419       365,309        7,851
Contract purchase payments                               288           --           1,060            --           --
Net transfers(1)                                      25,793           --             241       (10,508)          --
Contract terminations:
    Surrender benefits and contract charges         (128,383)          --         (26,232)      (23,971)        (226)
    Death benefits                                    (1,644)          --              --            --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     514,190           --          63,488       330,830        7,625
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    147

STATEMENTS OF CHANGES IN NET ASSETS



                                               INVESCO       INVESCO VI      INVESCO        INVESCO VI           INVESCO
                                           VI GLOBAL HLTH,    INTL GRO,   VI INTL GRO,   MID CAP CORE EQ,   VANK VI COMSTOCK,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            SER II          SER I        SER II           SER II              SER II
 OPERATIONS
Investment income (loss) -- net                $  (133)        $    66      $    (55)         $(1,109)          $     (766)
Net realized gain (loss) on sales of
  investments                                       39             862         1,334              269              (17,591)
Distributions from capital gains                    --              --            --               --                   --
Net change in unrealized appreciation or
  depreciation of investments                      389          (4,056)       (5,239)          (5,606)             (71,587)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        295          (3,128)       (3,960)          (6,446)             (89,944)
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          --              --            --              101               31,749
Net transfers(1)                                   (13)           (555)       (5,057)           2,025              (58,320)
Contract terminations:
    Surrender benefits and contract
          charges                                   --          (2,665)       (5,969)          (3,593)            (201,669)
    Death benefits                                  --              --            --             (549)              (4,497)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (13)         (3,220)      (11,026)          (2,016)            (232,737)
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 11,370          41,583        54,908           91,588            3,194,288
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $11,652         $35,235      $ 39,922          $83,126           $2,871,607
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          10,671          25,511        59,265           70,238            2,990,146
Contract purchase payments                          --              --            --               73               30,858
Net transfers(1)                                    --            (366)       (5,373)           1,976              (46,978)
Contract terminations:
    Surrender benefits and contract
          charges                                   --          (1,638)       (7,304)          (2,775)            (186,799)
    Death benefits                                  --              --            --             (412)              (4,225)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                10,671          23,507        46,588           69,100            2,783,002
-----------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 148    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                              JANUS ASPEN   JANUS ASPEN   JANUS ASPEN    LM CB VAR          MFS
                                                  BAL,         JANUS,        WORLD,     SM CAP GRO,   INV GRO STOCK,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              INST          SERV          INST          CL I          SERV CL
 OPERATIONS
Investment income (loss) -- net                $   6,708      $   (429)     $ (1,246)      $  (10)       $  (2,393)
Net realized gain (loss) on sales of
  investments                                     16,000         1,732        (2,719)           1           33,016
Distributions from capital gains                  36,301            --            --           23               --
Net change in unrealized appreciation or
  depreciation of investments                    (57,711)       (4,344)      (19,551)          (5)         (28,949)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        1,298        (3,041)      (23,516)           9            1,674
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            --            --            --           --              150
Net transfers(1)                                 (55,607)      (11,357)         (391)         (13)         (34,902)
Contract terminations:
    Surrender benefits and contract charges     (115,430)       (8,285)       (6,763)          --         (112,393)
    Death benefits                               (28,920)           --            --           --               --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (199,957)      (19,642)       (7,154)         (13)        (147,145)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  752,596        61,747       159,679        1,359          297,887
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 553,937      $ 39,064      $129,009       $1,355        $ 152,416
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           371,867        63,922       133,444           --          193,878
Contract purchase payments                            --            --            --           --               --
Net transfers(1)                                 (27,867)      (11,629)         (373)          --          (21,774)
Contract terminations:
    Surrender benefits and contract charges      (57,115)       (9,406)       (6,322)          --          (72,904)
    Death benefits                               (13,799)           --            --           --               --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 273,086        42,887       126,749           --           99,200
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    149

STATEMENTS OF CHANGES IN NET ASSETS



                                                    MFS          MFS            MFS           MS UIF           MS UIF
                                                 NEW DIS,   TOTAL RETURN,   UTILITIES,   GLOBAL REAL EST,   MID CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              SERV CL      SERV CL        SERV CL          CL II            CL II
 OPERATIONS
Investment income (loss) -- net                  $ (4,780)    $   24,988     $  2,435         $   818          $  (15)
Net realized gain (loss) on sales of
  investments                                      13,734        (30,236)      16,662              54               2
Distributions from capital gains                   47,087             --           --              --               1
Net change in unrealized appreciation or
  depreciation of investments                     (95,022)        14,640      (10,358)         (6,484)           (131)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (38,981)         9,392        8,739          (5,612)           (143)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,045          4,151       17,905          35,560              --
Net transfers(1)                                  (23,971)      (152,598)       9,694          (2,161)            (12)
Contract terminations:
    Surrender benefits and contract charges       (72,000)      (441,175)     (57,072)         (1,939)             --
    Death benefits                                     --        (82,698)     (11,247)             --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (94,926)      (672,320)     (40,720)         31,460             (12)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   407,362      2,683,054      180,418          16,264           1,775
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $273,455     $2,020,126     $148,437         $42,112          $1,620
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            185,710      1,891,137       66,007          19,048              --
Contract purchase payments                            456          2,837       10,144          45,987              --
Net transfers(1)                                   (9,755)      (108,258)       3,310          (2,688)             --
Contract terminations:
    Surrender benefits and contract charges       (35,052)      (305,688)     (19,456)         (2,748)             --
    Death benefits                                     --        (58,660)      (3,674)             --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  141,359      1,421,368       56,331          59,599              --
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 150    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                   MS UIF U.S.     OPPEN       OPPEN        OPPEN      OPPEN GLOBAL
                                                    REAL EST,    CAP APPR    CAP APPR    GLOBAL SEC   STRATEGIC INC
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL II         VA       VA, SERV     VA, SERV       VA, SRV
 OPERATIONS
Investment income (loss) -- net                      $  (403)    $ (1,831)  $  (38,589)   $  (1,185)    $   64,561
Net realized gain (loss) on sales of investments         119          532       59,824          231         87,767
Distributions from capital gains                          --           --           --           --         50,549
Net change in unrealized appreciation or
  depreciation of investments                          2,722       (3,031)    (101,891)     (55,783)      (216,027)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      2,438       (4,330)     (80,656)     (56,737)       (13,150)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --           --       35,775        2,182         12,736
Net transfers(1)                                        (543)     (10,954)     (80,926)     (11,035)       (79,828)
Contract terminations:
    Surrender benefits and contract charges           (2,213)     (10,752)    (358,136)    (102,959)      (791,555)
    Death benefits                                        --           --      (29,515)          --         (1,952)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (2,756)     (21,706)    (432,802)    (111,812)      (860,599)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       51,197      180,797    3,342,465      546,268      4,273,324
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $50,879     $154,761   $2,829,007    $ 377,719     $3,399,575
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                37,788      133,059    2,463,059      247,266      2,832,622
Contract purchase payments                                --           --       29,870          860          8,099
Net transfers(1)                                        (216)      (8,436)     (60,599)      (6,549)       (53,561)
Contract terminations:
    Surrender benefits and contract charges           (1,582)      (7,780)    (255,833)     (51,595)      (499,487)
    Death benefits                                        --           --      (20,389)          --         (1,217)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      35,990      116,843    2,156,108      189,982      2,286,456
-------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    151

STATEMENTS OF CHANGES IN NET ASSETS



                                                                  OPPEN     OPPEN MAIN ST        PIMCO        PUT VT
                                                     OPPEN     HI INC VA,     SM MID CAP    VIT ALL ASSET,   DIV INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               HI INC VA      SERV         VA, SERV       ADVISOR CL       CL IA
 OPERATIONS
Investment income (loss) -- net                     $  1,097    $  8,093      $  (14,426)      $  6,235       $ 4,562
Net realized gain (loss) on sales of investments     (10,739)    (20,076)         56,322           (113)         (820)
Distributions from capital gains                          --          --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                          9,129      10,127        (104,776)        (5,395)       (5,946)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (513)     (1,856)        (62,880)           727        (2,204)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --         600          22,206             --            --
Net transfers(1)                                        (352)        (26)        (39,785)       (10,888)           --
Contract terminations:
    Surrender benefits and contract charges           (3,089)    (25,612)       (292,875)        (3,471)       (3,597)
    Death benefits                                        --          --          (7,378)            --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (3,441)    (25,038)       (317,832)       (14,359)       (3,597)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       16,565     104,642       1,686,084        112,702        54,240
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 12,611    $ 77,748      $1,305,372       $ 99,070       $48,439
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                40,517     257,540         863,296         98,006        31,730
Contract purchase payments                                --       1,491          16,288             --            --
Net transfers(1)                                        (900)        (43)        (19,908)        (9,340)           --
Contract terminations:
    Surrender benefits and contract charges           (7,588)    (60,521)       (147,530)        (3,001)       (2,099)
    Death benefits                                        --          --          (3,261)            --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      32,029     198,467         708,885         85,665        29,631
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 152    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                     PUT VT          PUT VT          PUT VT       PUT VT       PUT VT
                                                    DIV INC,   GLOBAL HLTH CARE,   GRO & INC,   GRO & INC,   HI YIELD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL IB          CL IB            CL IA        CL IB       CL IA
 OPERATIONS
Investment income (loss) -- net                      $ 5,667          $ 19           $    80     $   (324)    $ 4,427
Net realized gain (loss) on sales of investments      (1,054)            1            (4,066)     (11,936)     (1,216)
Distributions from capital gains                          --            --                --           --          --
Net change in unrealized appreciation or
  depreciation of investments                         (7,719)          (33)              239           25      (2,921)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (3,106)          (13)           (3,747)     (12,235)        290
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --            --                --           75          --
Net transfers(1)                                      (3,054)           (4)               --         (245)         --
Contract terminations:
    Surrender benefits and contract charges           (1,259)           --            (8,024)     (19,078)     (4,232)
    Death benefits                                        --            --                --       (5,001)         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (4,313)           (4)           (8,024)     (24,249)     (4,232)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       68,890           692            67,211      209,167      68,232
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $61,471          $675           $55,440     $172,683     $64,290
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                39,466            --            52,005      184,186      40,206
Contract purchase payments                                --            --                --           --          --
Net transfers(1)                                      (1,836)           --                --         (306)         --
Contract terminations:
    Surrender benefits and contract charges             (750)           --            (6,482)     (18,717)     (2,486)
    Death benefits                                        --            --                --       (3,356)         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      36,880            --            45,523      161,807      37,720
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    153

STATEMENTS OF CHANGES IN NET ASSETS



                                                     PUT VT     PUT VT        PUT VT           PUT VT         PUT VT
                                                   HI YIELD,   INTL EQ,   MULTI-CAP GRO,   MULTI-CAP GRO,   RESEARCH,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL IB       CL IB         CL IA            CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                     $ 5,297    $  1,193       $  (299)        $   (215)      $     2
Net realized gain (loss) on sales of investments       (692)    (14,595)         (623)           1,408          (119)
Distributions from capital gains                         --          --            --               --            --
Net change in unrealized appreciation or
  depreciation of investments                        (4,324)      1,438          (966)          (2,091)         (385)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       281     (11,964)       (1,888)            (898)         (502)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               --         165            --              100            75
Net transfers(1)                                     (1,575)         60            --               (5)           39
Contract terminations:
    Surrender benefits and contract charges          (1,166)    (40,249)       (1,829)         (10,475)       (8,016)
    Death benefits                                       --      (6,001)           --               --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (2,741)    (46,025)       (1,829)         (10,380)       (7,902)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      83,488      71,845        30,607           26,363         8,946
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $81,028    $ 13,856       $26,890         $ 15,085       $   542
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               46,041      40,612        25,166           22,630         5,699
Contract purchase payments                               --          --            --               --            --
Net transfers(1)                                       (874)         43            --               --            25
Contract terminations:
    Surrender benefits and contract charges            (635)    (28,187)       (1,595)          (9,132)       (5,724)
    Death benefits                                       --      (3,346)           --               --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     44,532       9,122        23,571           13,498            --
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 154    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                     PUT VT SM    PUT VT
                                                      CAP VAL,   VOYAGER,    VP AGGR,     VP AGGR,    VP CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL IB       CL IB       CL 2         CL 4          CL 2
 OPERATIONS
Investment income (loss) -- net                       $  (630)   $ (2,473)  $  (6,399)  $  (141,507)   $  (6,237)
Net realized gain (loss) on sales of investments       (2,139)     (7,525)     44,912       265,702        2,624
Distributions from capital gains                           --          --          --            --           --
Net change in unrealized appreciation or
  depreciation of investments                            (872)    (26,154)    (53,246)     (560,488)      12,306
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (3,641)    (36,152)    (14,733)     (436,293)       8,693
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --          --      71,322            --       40,000
Net transfers(1)                                       (1,829)    (10,591)   (306,975)     (747,186)     287,010
Contract terminations:
    Surrender benefits and contract charges            (4,375)    (13,995)     (6,235)   (1,186,991)    (191,475)
    Death benefits                                       (408)         --          --       (21,776)          --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (6,612)    (24,586)   (241,888)   (1,955,953)     135,535
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        76,263     195,024     672,195    11,833,672      332,997
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $66,010    $134,286   $ 415,574   $ 9,441,426    $ 477,225
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 72,459     136,808     598,234    10,578,464      319,055
Contract purchase payments                                 --          --      61,669            --       37,966
Net transfers(1)                                       (1,180)     (8,850)   (268,673)     (642,093)     271,622
Contract terminations:
    Surrender benefits and contract charges            (4,051)    (11,676)     (5,630)   (1,111,055)    (180,288)
    Death benefits                                       (417)         --          --       (21,243)          --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       66,811     116,282     385,600     8,804,073      448,355
-----------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    155

STATEMENTS OF CHANGES IN NET ASSETS



                                                                  VP DAVIS        VP GS
                                                  VP CONSERV,   NY VENTURE,   MID CAP VAL,     VP MOD,      VP MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL 4          CL 3          CL 3          CL 2          CL 4
 OPERATIONS
Investment income (loss) -- net                    $  (53,078)    $ (1,250)      $  (571)    $  (95,270)  $  (401,855)
Net realized gain (loss) on sales of investments       41,883        2,316           (22)         6,515       208,632
Distributions from capital gains                           --           --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                          88,670       (5,725)       (3,076)       (11,888)     (115,351)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      77,475       (4,659)       (3,669)      (100,643)     (308,574)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              2,901       35,560        37,777        486,003       250,503
Net transfers(1)                                      596,722      (10,728)           (8)       751,461     1,156,132
Contract terminations:
    Surrender benefits and contract charges          (562,049)     (10,237)         (111)      (255,388)   (1,533,441)
    Death benefits                                    (76,852)          --            --             --      (155,835)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (39,278)      14,595        37,658        982,076      (282,641)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     4,110,285       64,944           984      5,219,681    28,906,503
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $4,148,482     $ 74,880       $34,973     $6,101,114   $28,315,288
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              3,944,507       75,010            --      4,783,650    26,509,588
Contract purchase payments                              2,720       41,744        30,183        439,475       223,230
Net transfers(1)                                      567,049      (11,984)           --        679,080     1,039,755
Contract terminations:
    Surrender benefits and contract charges          (534,526)     (13,010)           --       (239,132)   (1,405,929)
    Death benefits                                    (72,025)          --            --             --      (143,205)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,907,725       91,760        30,183      5,663,073    26,223,439
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 156    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                       VP MOD        VP MOD       VP MOD       VP MOD       VP PTNRS
                                                        AGGR,        AGGR,       CONSERV,     CONSERV,    SM CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    CL 2          CL 4         CL 2         CL 4          CL 3
 OPERATIONS
Investment income (loss) -- net                      $  (67,616)  $  (336,916)  $  (28,349)  $  (49,035)   $  (17,927)
Net realized gain (loss) on sales of investments          5,207       199,863        2,934       92,688        18,965
Distributions from capital gains                             --            --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                           (82,860)     (546,441)      27,391      (18,128)      (69,805)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (145,269)     (683,494)       1,976       25,525       (68,767)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,040,994        49,227      596,799           --        31,363
Net transfers(1)                                        149,610      (385,872)      58,641     (812,785)         (638)
Contract terminations:
    Surrender benefits and contract charges             (87,307)     (882,099)     (46,335)    (106,402)      (90,705)
    Death benefits                                           --            --           --           --        (1,897)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        1,103,297    (1,218,744)     609,105     (919,187)      (61,877)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       3,351,406    24,626,231    1,335,401    4,267,136     1,385,596
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $4,309,434   $22,723,993   $1,946,482   $3,373,474    $1,254,952
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,015,022    22,199,565    1,247,143    3,995,422       803,384
Contract purchase payments                              932,957        43,506      556,954           --        19,747
Net transfers(1)                                        131,759      (379,929)      53,927     (753,169)        4,727
Contract terminations:
    Surrender benefits and contract charges             (79,675)     (811,945)     (43,831)     (98,449)      (46,526)
    Death benefits                                           --            --           --           --          (835)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      4,000,063    21,051,197    1,814,193    3,143,804       780,497
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    157

STATEMENTS OF CHANGES IN NET ASSETS




                                                                            WANGER      WANGER
YEAR ENDED DEC. 31, 2011 (CONTINUED)                                         INTL         USA
 OPERATIONS
Investment income (loss) -- net                                           $   39,614   $ (9,917)
Net realized gain (loss) on sales of investments                                (247)    13,134
Distributions from capital gains                                              28,192     65,157
Net change in unrealized appreciation or depreciation of investments        (253,088)   (92,984)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (185,529)   (24,610)
-----------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                    12,381      8,071
Net transfers(1)                                                              75,870    (47,068)
Contract terminations:
    Surrender benefits and contract charges                                  (79,252)   (53,432)
    Death benefits                                                            (1,772)      (805)
-----------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 7,227    (93,234)
-----------------------------------------------------------------------------------------------
Net assets at beginning of year                                            1,238,987    786,289
-----------------------------------------------------------------------------------------------
Net assets at end of year                                                 $1,060,685   $668,445
-----------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       631,086    612,445
Contract purchase payments                                                     6,417      5,559
Net transfers(1)                                                              45,567    (31,423)
Contract terminations:
    Surrender benefits and contract charges                                  (40,833)   (39,434)
    Death benefits                                                              (910)      (605)
-----------------------------------------------------------------------------------------------
Units outstanding at end of year                                             641,327    546,542
-----------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 158    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS


                                                 AB VPS BAL           AB VPS         AB VPS        AB VPS        AB VPS
                                              WEALTH STRATEGY,   GLOBAL THEMATIC   GRO & INC,    INTL VAL,    LG CAP GRO,
YEAR ENDED DEC. 31, 2010                            CL B            GRO, CL B         CL B          CL B          CL B
 OPERATIONS
Investment income (loss) -- net                   $  3,707           $  1,125       $ (12,518)  $    17,200     $ (2,431)
Net realized gain (loss) on sales of
  investments                                          368                420        (128,736)     (576,942)       3,768
Distributions from capital gains                        --                 --              --            --           --
Net change in unrealized appreciation or
  depreciation of investments                       22,102             24,692         230,955       422,329       15,668
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         26,177             26,237          89,701      (137,413)      17,005
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             606              2,125             225        55,492           --
Net transfers(1)                                       998                (62)          4,097    (1,339,319)         181
Contract terminations:
    Surrender benefits and contract charges         (4,307)            (1,385)       (441,026)     (155,617)     (17,146)
    Death benefits                                      --                 --              --       (10,293)          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      (2,703)               678        (436,704)   (1,449,737)     (16,965)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    295,181            152,811         909,947     2,848,316      218,678
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $318,655           $179,726       $ 562,944   $ 1,261,166     $218,718
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             291,554            102,079         716,057     3,042,544      161,189
Contract purchase payments                             548              1,249              --        66,501           --
Net transfers(1)                                       974                (17)          3,421    (1,738,045)         286
Contract terminations:
    Surrender benefits and contract charges         (4,072)              (923)       (323,817)     (162,781)     (12,478)
    Death benefits                                      --                 --              --       (12,976)          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   289,004            102,388         395,661     1,195,243      148,997
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    159

STATEMENTS OF CHANGES IN NET ASSETS



                                                       AC VP          AC VP        AC VP       AC VP         AC VP
                                                    INC & GRO,   INFLATION PROT,   INTL,   MID CAP VAL,     ULTRA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   CL I           CL II        CL II       CL II         CL II
 OPERATIONS
Investment income (loss) -- net                       $    84       $    4,873      $  9      $   121     $  (17,330)
Net realized gain (loss) on sales of investments       (1,079)          12,781        --           40        (36,055)
Distributions from capital gains                           --               --        --           --             --
Net change in unrealized appreciation or
  depreciation of investments                           8,307           38,242        73        2,090        294,825
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       7,312           55,896        82        2,251        241,440
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --            7,797        --          300          4,962
Net transfers(1)                                        6,162           79,856        (2)          (5)       (33,644)
Contract terminations:
    Surrender benefits and contract charges            (9,513)        (125,262)       --           --       (185,498)
    Death benefits                                       (458)              --        --           --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (3,809)         (37,609)       (2)         295       (214,180)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        63,293        1,498,663       666       12,619      1,777,414
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $66,796       $1,516,950      $746      $15,165     $1,804,674
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 62,385        1,287,465        --       13,669      1,975,829
Contract purchase payments                                 --            6,570        --           --          5,334
Net transfers(1)                                        5,608           66,709        --           --        (30,033)
Contract terminations:
    Surrender benefits and contract charges            (9,053)        (104,055)       --           --       (196,247)
    Death benefits                                       (449)              --        --           --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       58,491        1,256,689        --       13,669      1,754,883
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 160    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                         AC VP     AC VP     COL VP      COL VP        COL VP
                                                          VAL,      VAL,      BAL,     CASH MGMT,    DIV BOND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                      CL I     CL II      CL 3        CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                         $   535   $   372   $ (5,307)  $  (20,043)  $    46,794
Net realized gain (loss) on sales of investments         (1,417)     (378)    (9,004)         329       452,851
Distributions from capital gains                             --        --         --           --            --
Net change in unrealized appreciation or depreciation
  of investments                                          8,526     6,452     55,129         (321)     (177,426)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              7,644     6,446     40,818      (20,035)      322,219
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   --       300         --       85,447       420,015
Net transfers(1)                                             --        (7)    16,007     (675,074)   (6,196,293)
Contract terminations:
    Surrender benefits and contract charges              (5,892)       --    (14,312)    (262,726)     (383,687)
    Death benefits                                         (502)       --    (17,108)     (28,528)      (53,268)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (6,394)      293    (15,413)    (880,881)   (6,213,233)
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          68,212    56,123    381,356    1,952,636     7,471,167
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $69,462   $62,862   $406,761   $1,051,720   $ 1,580,153
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   45,298    55,777    341,960    1,836,638     6,438,816
Contract purchase payments                                   --        --         --       67,241       361,232
Net transfers(1)                                             --        --     14,370     (651,539)   (5,203,143)
Contract terminations:
    Surrender benefits and contract charges              (3,722)       --    (12,534)    (243,753)     (314,386)
    Death benefits                                         (333)       --    (15,095)     (25,591)      (43,165)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         41,243    55,777    328,701      982,996     1,239,354
---------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    161

STATEMENTS OF CHANGES IN NET ASSETS



                                                     COL VP      COL VP       COL VP             COL VP           COL VP
                                                  DIV EQ INC,    DYN EQ,    EMER MKTS    GLOBAL INFLATION PROT    HI INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 3        CL 3      OPP, CL 3          SEC, CL 3           CL 2
 OPERATIONS
Investment income (loss) -- net                   $   (60,199)  $ (7,478)  $     3,419        $   (19,779)       $ 24,660
Net realized gain (loss) on sales of investments     (666,612)   (16,993)       32,526             30,158          (3,163)
Distributions from capital gains                           --         --            --                432              --
Net change in unrealized appreciation or
  depreciation of investments                       1,149,849    108,874        83,851             75,187          15,192
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     423,038     84,403       119,796             85,998          36,689
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                            188,994        828       154,204            233,144           2,507
Net transfers(1)                                   (5,012,083)    (5,546)   (1,296,401)        (4,358,875)         (4,963)
Contract terminations:
    Surrender benefits and contract charges          (410,426)   (32,331)     (118,141)          (109,807)        (27,350)
    Death benefits                                    (34,101)    (8,872)       (9,848)           (28,582)             --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (5,267,616)   (45,921)   (1,270,186)        (4,264,120)        (29,806)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     7,593,726    558,936     2,248,782          4,406,067         369,449
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 2,749,148   $597,418   $ 1,098,392        $   227,945        $376,332
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              6,142,612    643,448     1,270,939          3,879,417         326,683
Contract purchase payments                            179,948        850       101,735            205,262           1,881
Net transfers(1)                                   (4,299,487)    (4,443)     (820,331)        (3,773,284)         (4,825)
Contract terminations:
    Surrender benefits and contract charges          (294,868)   (35,789)      (59,346)           (95,760)        (22,719)
    Death benefits                                    (21,831)   (10,147)       (6,628)           (24,882)             --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,706,374    593,919       486,369            190,753         301,020
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 162    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                      COL VP          COL VP       COL VP       COL VP        COL VP
                                                  HI YIELD BOND,     INC OPP,    INTL OPP,   LG CAP GRO,   MARSICO GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   CL 3            CL 3         CL 3         CL 3          CL 1
 OPERATIONS
Investment income (loss) -- net                      $ 19,828      $    (2,164)   $    19      $   (370)    $   (20,969)
Net realized gain (loss) on sales of investments        1,257          432,773       (801)        1,393        (123,965)
Distributions from capital gains                           --               --         --            --              --
Net change in unrealized appreciation or
  depreciation of investments                           8,218         (311,714)     4,372         2,841         224,805
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      29,303          118,895      3,590         3,864          79,871
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              3,229          160,418        300        21,557         172,708
Net transfers(1)                                       (7,304)      (3,597,270)        (7)      (24,668)     (4,772,998)
Contract terminations:
    Surrender benefits and contract charges           (24,420)         (82,699)    (6,461)      (17,133)        (92,804)
    Death benefits                                         --          (22,571)    (1,295)           --         (30,078)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (28,495)      (3,542,122)    (7,463)      (20,244)     (4,723,172)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       248,837        3,579,203     36,666        38,127       4,712,055
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $249,645      $   155,976    $32,793      $ 21,747     $    68,754
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                182,517        2,924,908     32,530        31,189       5,628,315
Contract purchase payments                              2,279          129,745         --        16,955         201,653
Net transfers(1)                                       (5,726)      (2,863,622)        --       (18,630)     (5,621,955)
Contract terminations:
    Surrender benefits and contract charges           (15,904)         (63,793)    (5,810)      (14,743)       (107,294)
    Death benefits                                         --          (17,816)    (1,226)           --         (33,226)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      163,166          109,422     25,494        14,771          67,493
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    163

STATEMENTS OF CHANGES IN NET ASSETS



                                                   COL VP         COL VP        COL VP       COL VP         COL VP
                                                MARSICO INTL   MID CAP GRO   MID CAP VAL    S&P 500,    SELECT LG CAP
YEAR ENDED DEC. 31, 2010 (CONTINUED)              OPP, CL 2     OPP, CL 3     OPP, CL 3       CL 3        VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                    $  (22)       $   (958)      $  (45)    $  (15,531)       $ --
Net realized gain (loss) on sales of
  investments                                           5            (283)        (594)         1,748          --
Distributions from capital gains                       --              --           --             --          --
Net change in unrealized appreciation or
  depreciation of investments                         386          16,212          481        168,844         111
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           369          14,971         (158)       155,061         111
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            300              --           40         49,229          --
Net transfers(1)                                       --             972        4,978          3,309          (6)
Contract terminations:
    Surrender benefits and contract charges            --          (8,150)          --        (70,575)         --
    Death benefits                                     --          (4,706)          --             --          --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        300         (11,884)       5,018        (18,037)         (6)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,668          71,030          978      1,192,733         541
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $3,337        $ 74,117       $5,838     $1,329,757        $646
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,727          74,969           --        882,858          --
Contract purchase payments                             --              --           --         35,079          --
Net transfers(1)                                       --             305        5,099          2,477          --
Contract terminations:
    Surrender benefits and contract charges            --          (7,894)          --        (50,890)         --
    Death benefits                                     --          (4,664)          --             --          --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,727          62,716        5,099        869,524          --
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 164    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                  COL VP SHORT      COL VP         CS        DREY IP      DREY IP
                                                    DURATION,    SM CAP VAL,   COMMODITY      MIDCAP     TECH GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL 3           CL 2        RETURN    STOCK, SERV      SERV
 OPERATIONS
Investment income (loss) -- net                    $   (7,348)   $     8,374     $  204      $  (143)    $  (5,495)
Net realized gain (loss) on sales of investments       16,893        112,397         (3)      (1,021)       22,446
Distributions from capital gains                           --             --         --           --            --
Net change in unrealized appreciation or
  depreciation of investments                          18,094        269,434        438        9,014        83,662
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      27,639        390,205        639        7,850       100,613
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             76,698        119,467      2,800           --           994
Net transfers(1)                                     (691,728)    (3,826,084)        (1)      (2,035)      (58,013)
Contract terminations:
    Surrender benefits and contract charges           (77,468)       (65,752)        --         (512)      (43,632)
    Death benefits                                    (55,151)       (24,976)        --           --            --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (747,649)    (3,797,345)     2,799       (2,547)     (100,651)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,883,753      3,462,293        814       32,996       411,790
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,163,743    $    55,153     $4,252      $38,299     $ 411,752
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,776,177      3,451,259         --       34,904       378,103
Contract purchase payments                             71,399        113,742      3,205           --           905
Net transfers(1)                                     (644,330)    (3,437,388)        --       (2,062)      (48,051)
Contract terminations:
    Surrender benefits and contract charges           (71,319)       (62,961)        --         (532)      (35,509)
    Death benefits                                    (52,036)       (22,999)        --           --            --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,079,891         41,653      3,205       32,310       295,448
------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    165

STATEMENTS OF CHANGES IN NET ASSETS



                                                      DREY VIF   DREY VIF    DREY VIF       EV VT         FID VIP
                                                        APPR,    INTL EQ,   INTL VAL,   FLOATING-RATE   CONTRAFUND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                    SERV       SERV        SERV          INC         SERV CL 2
 OPERATIONS
Investment income (loss) -- net                        $    57    $    6      $    7     $    20,361    $   (28,432)
Net realized gain (loss) on sales of investments           (16)       (4)         (6)         85,392       (493,483)
Distributions from capital gains                            --        --          --              --          4,020
Net change in unrealized appreciation or
  depreciation of investments                            1,200       119          64         (22,272)     1,825,029
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             1,241       121          65          83,481      1,307,134
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --       300         300         117,680        238,976
Net transfers(1)                                            (6)       (6)         (6)     (1,960,289)    (1,143,222)
Contract terminations:
    Surrender benefits and contract charges                (10)       --          --         (29,645)      (668,909)
    Death benefits                                          --        --          --         (14,581)        (6,268)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (16)      294         294      (1,886,835)    (1,579,423)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          9,159       811         967       1,899,203      9,680,671
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $10,384    $1,226      $1,326     $    95,849    $ 9,408,382
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   7,462        --          --       1,880,363      6,688,546
Contract purchase payments                                  --        --          --          96,938        151,176
Net transfers(1)                                            --        --          --      (1,867,217)      (925,074)
Contract terminations:
    Surrender benefits and contract charges                (10)       --          --         (28,646)      (449,279)
    Death benefits                                          --        --          --         (13,822)        (4,502)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         7,452        --          --          67,616      5,460,867
-------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 166    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                    FID VIP      FID VIP       FID VIP      FID VIP      FTVIPT FRANK
                                                      GRO,      INVEST GR,     MID CAP,    OVERSEAS,   GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               SERV CL 2    SERV CL 2     SERV CL 2    SERV CL 2         CL 2
 OPERATIONS
Investment income (loss) -- net                     $ (6,847)  $    17,595   $   (50,231)   $   (447)      $  2,291
Net realized gain (loss) on sales of investments        (591)      152,821       109,162      (8,969)       (13,414)
Distributions from capital gains                       1,750        16,084        12,735       1,180             --
Net change in unrealized appreciation or
  depreciation of investments                        110,781        (9,341)      841,368      79,176         40,347
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    105,093       177,159       913,034      70,940         29,224
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,515       174,637        72,471      33,466             --
Net transfers(1)                                     (11,203)   (2,672,076)   (1,641,424)      2,477          9,442
Contract terminations:
    Surrender benefits and contract charges           (6,727)     (165,025)     (955,610)    (29,271)       (13,313)
    Death benefits                                        --       (18,659)      (13,862)     (3,114)            --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (16,415)   (2,681,123)   (2,538,425)      3,558         (3,871)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      490,861     3,979,766     4,670,604     579,648        148,823
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $579,539   $ 1,475,802   $ 3,045,213    $654,146       $174,176
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               389,282     3,443,296     2,648,799     330,394        121,045
Contract purchase payments                             1,071       148,208        45,540      18,451             --
Net transfers(1)                                      (8,829)   (2,237,407)   (1,116,885)      2,463          7,435
Contract terminations:
    Surrender benefits and contract charges           (5,223)     (136,508)     (386,114)    (18,658)        (9,746)
    Death benefits                                        --       (15,582)       (7,034)     (1,516)            --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     376,301     1,202,007     1,184,306     331,134        118,734
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    167

STATEMENTS OF CHANGES IN NET ASSETS



                                           FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK     FTVIPT FRANK        FTVIPT
                                             INC SEC,     RISING DIVD,    SM CAP VAL,   SM MID CAP GRO,   MUTUAL SHARES
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL 2           CL 2           CL 2             CL 2          SEC, CL 2
 OPERATIONS
Investment income (loss) -- net               $  265          $  9         $ (2,663)       $  (12,801)      $    7,757
Net realized gain (loss) on sales of
  investments                                     (3)            1           (2,865)            4,021          (31,313)
Distributions from capital gains                  --            --               --                --               --
Net change in unrealized appreciation or
  depreciation of investments                    290           149          127,035           245,180          281,759
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      552           159          121,507           236,400          258,203
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     2,800            --            4,040            20,405          108,796
Net transfers(1)                                  (5)           (7)          41,118           (11,163)          (8,311)
Contract terminations:
    Surrender benefits and contract
          charges                                 (2)           --          (22,598)          (14,432)        (239,694)
    Death benefits                                --            --               --            (2,906)         (73,924)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 2,793            (7)          22,560            (8,096)        (213,133)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                2,411           799          435,373           900,131        2,759,905
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $5,756          $951         $579,440        $1,128,435       $2,804,975
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         1,210            --          239,072           575,063        1,955,043
Contract purchase payments                     2,786            --            1,981            11,867           74,420
Net transfers(1)                                  --            --           21,781            (5,090)          (5,608)
Contract terminations:
    Surrender benefits and contract
          charges                                 (2)           --          (11,795)           (8,235)        (170,559)
    Death benefits                                --            --               --            (1,612)         (50,100)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               3,994            --          251,039           571,993        1,803,196
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 168    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                  FTVIPT         FTVIPT         FTVIPT         GS VIT         GS VIT
                                              TEMP FOR SEC,   TEMP GLOBAL   TEMP GRO SEC,   MID CAP VAL,   STRUCTD U.S.
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CL 2        BOND, CL 2        CL 2           INST         EQ, INST
 OPERATIONS
Investment income (loss) -- net                  $  4,532     $   (13,347)      $    4       $   (13,597)     $    9
Net realized gain (loss) on sales of
  investments                                        (467)        378,961           (2)         (196,763)         (4)
Distributions from capital gains                       --           1,805           --                --          --
Net change in unrealized appreciation or
  depreciation of investments                      47,350        (119,776)          80           533,475         111
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        51,415         247,643           82           323,115         116
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          8,484         159,331          300            36,387         300
Net transfers(1)                                   20,809      (2,891,845)          (2)       (1,359,863)         (2)
Contract terminations:
    Surrender benefits and contract charges       (23,778)       (121,191)          --          (139,374)         --
    Death benefits                                     --         (19,725)          --            (7,314)         --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      5,515      (2,873,430)         298        (1,470,164)        298
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   723,823       3,314,457          717         2,296,014         669
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $780,753     $   688,670       $1,097       $ 1,148,965      $1,083
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            363,472       2,265,351           --         2,184,666          --
Contract purchase payments                          4,295         106,619           --            33,843          --
Net transfers(1)                                   10,689      (1,874,470)          --        (1,249,628)         --
Contract terminations:
    Surrender benefits and contract charges       (12,090)        (75,993)          --          (117,045)         --
    Death benefits                                     --         (12,688)          --            (6,841)         --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  366,366         408,819           --           844,995          --
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    169

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO          INVESCO       INVESCO       INVESCO       INVESCO
                                               VANK VI VAL OPP,   VI CAP APPR,   VI CAP DEV,   VI CORE EQ,   VI CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SER II           SER II         SER II        SER I         SER II
 OPERATIONS
Investment income (loss) -- net                    $ (6,736)         $   --        $ (1,758)     $ (1,865)     $   (25)
Net realized gain (loss) on sales of
  investments                                       (25,820)             (5)         (1,476)          540           71
Distributions from capital gains                         --              --              --            --           --
Net change in unrealized appreciation or
  depreciation of investments                        72,611             216          27,688        36,881          685
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          40,055             211          24,454        35,556          731
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              556             300          20,583            --          303
Net transfers(1)                                     20,276             (10)           (256)        1,107           (4)
Contract terminations:
    Surrender benefits and contract charges         (46,320)             --         (15,001)      (31,337)      (1,565)
    Death benefits                                       --              --              --        (1,117)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      (25,488)            290           5,326       (31,347)      (1,266)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     738,538           1,111         135,888       465,063        9,823
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $753,105          $1,612        $165,668      $469,272      $ 9,288
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              636,290              --          85,170       391,114        9,070
Contract purchase payments                              456              --          12,602            --          286
Net transfers(1)                                     21,604              --            (115)          926           --
Contract terminations:
    Surrender benefits and contract charges         (40,214)             --          (9,238)      (25,778)      (1,505)
    Death benefits                                       --              --              --          (953)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    618,136              --          88,419       365,309        7,851
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 170    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                             INVESCO          INVESCO        INVESCO           INVESCO              INVESCO
                                         VI GLOBAL HLTH,   VI INTL GRO,   VI INTL GRO,   VI MID CAP CORE EQ,   VANK VI COMSTOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          SER II           SER I         SER II             SER II               SER II
 OPERATIONS
Investment income (loss) -- net              $  (118)        $    311      $   (16,514)        $  (831)           $   (42,776)
Net realized gain (loss) on sales of
  investments                                     43            2,380         (113,328)           (652)              (296,747)
Distributions from capital gains                  --               --               --              --                     --
Net change in unrealized appreciation
  or depreciation of investments                 515            1,449          (95,634)         11,566                774,242
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      440            4,140         (225,476)         10,083                434,719
--------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       300               --          144,157             152                 60,525
Net transfers(1)                                  (5)              --       (3,348,084)            815             (1,556,006)
Contract terminations:
    Surrender benefits and contract
          charges                                (72)         (10,891)         (67,198)         (4,134)              (335,837)
    Death benefits                                --           (2,473)         (22,316)             --                 (9,839)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   223          (13,364)      (3,293,441)         (3,167)            (1,841,157)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               10,707           50,807        3,573,825          84,672              4,600,726
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $11,370         $ 41,583      $    54,908         $91,588            $ 3,194,288
--------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        10,671           34,689        4,392,648          72,905              4,986,767
Contract purchase payments                        --               --          178,614             121                 65,674
Net transfers(1)                                  --               --       (4,402,401)            697             (1,709,661)
Contract terminations:
    Surrender benefits and contract
          charges                                 --           (7,450)         (82,379)         (3,485)              (342,131)
    Death benefits                                --           (1,728)         (27,217)             --                (10,503)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              10,671           25,511           59,265          70,238              2,990,146
--------------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    171

STATEMENTS OF CHANGES IN NET ASSETS



                                                  JANUS         JANUS          JANUS       LM CB VAR          MFS
                                               ASPEN BAL,   ASPEN JANUS,   ASPEN WORLD,   SM CAP GRO,   INV GRO STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              INST          SERV           INST           CL I          SERV CL
 OPERATIONS
Investment income (loss) -- net                 $  11,483    $   (20,482)    $ (1,214)       $   (7)       $ (2,635)
Net realized gain (loss) on sales of
  investments                                      10,587       (129,935)      (8,797)           (2)          3,479
Distributions from capital gains                       --             --           --            --              --
Net change in unrealized appreciation or
  depreciation of investments                      29,964        169,170       30,545           267          29,054
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        52,034         18,753       20,534           258          29,898
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             --        144,090           --           300              75
Net transfers(1)                                    7,646     (4,078,856)       2,520            (2)             (1)
Contract terminations:
    Surrender benefits and contract charges      (101,347)       (80,276)     (23,970)           --          (6,287)
    Death benefits                                   (488)       (24,817)        (477)           --         (17,800)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (94,189)    (4,039,859)     (21,927)          298         (24,013)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   794,751      4,082,853      161,072           803         292,002
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 752,596    $    61,747     $159,679        $1,359        $297,887
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            419,711      4,862,673      153,755            --         210,659
Contract purchase payments                             --        169,230           --            --              --
Net transfers(1)                                    3,883     (4,845,701)       2,261            --              --
Contract terminations:
    Surrender benefits and contract charges       (51,467)       (93,978)     (22,097)           --          (4,498)
    Death benefits                                   (260)       (28,302)        (475)           --         (12,283)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  371,867         63,922      133,444            --         193,878
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 172    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                    MFS          MFS            MFS           MS UIF           MS UIF
                                                 NEW DIS,   TOTAL RETURN,   UTILITIES,   GLOBAL REAL EST,   MID CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV CL      SERV CL        SERV CL          CL II            CL II
 OPERATIONS
Investment income (loss) -- net                  $ (4,163)    $   33,298     $  2,791       $    (1,994)       $  (16)
Net realized gain (loss) on sales of
  investments                                         397        (21,637)       1,717           (30,673)           (2)
Distributions from capital gains                       --             --           --                --            --
Net change in unrealized appreciation or
  depreciation of investments                     105,946        192,590       15,267            38,772           411
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 102,180        204,251       19,775             6,105           393
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          3,800         80,047        4,456            23,459           300
Net transfers(1)                                   11,724         27,545        7,324          (704,336)           (4)
Contract terminations:
    Surrender benefits and contract charges        (4,551)      (169,042)      (7,162)          (17,217)           --
    Death benefits                                     --             --           --            (5,416)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     10,973        (61,450)       4,618          (703,510)          296
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   294,209      2,540,253      156,025           713,669         1,086
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $407,362     $2,683,054     $180,418       $    16,264        $1,775
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            180,185      1,935,886       62,196         1,095,825            --
Contract purchase payments                          2,116         60,599        3,655            34,297            --
Net transfers(1)                                    5,942         19,936        2,740        (1,077,534)           --
Contract terminations:
    Surrender benefits and contract charges        (2,533)      (125,284)      (2,584)          (25,674)           --
    Death benefits                                     --             --           --            (7,866)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  185,710      1,891,137       66,007            19,048            --
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    173

STATEMENTS OF CHANGES IN NET ASSETS



                                                    MS UIF         OPPEN        OPPEN         OPPEN      OPPEN GLOBAL
                                                U.S. REAL EST,   CAP APPR   CAP APPR VA,   GLOBAL SEC   STRATEGIC INC
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 CL II          VA          SERV        VA, SERV       VA, SRV
 OPERATIONS
Investment income (loss) -- net                     $   323      $ (2,126)   $  (39,921)    $   (488)    $   625,512
Net realized gain (loss) on sales of
  investments                                        (1,736)         (843)        8,391          615          43,461
Distributions from capital gains                         --            --            --           --              --
Net change in unrealized appreciation or
  depreciation of investments                        13,569        16,566       277,052       67,145          44,123
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          12,156        13,597       245,522       67,272         713,096
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               --            --        50,316       20,679         264,524
Net transfers(1)                                     (6,777)        5,557        48,313       30,388      (4,468,325)
Contract terminations:
    Surrender benefits and contract charges          (2,228)      (19,087)     (151,236)     (24,297)       (476,796)
    Death benefits                                       --          (461)           --           --        (137,526)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (9,005)      (13,991)      (52,607)      26,770      (4,818,123)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      48,046       181,191     3,149,550      452,226       8,378,351
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $51,197      $180,797    $3,342,465     $546,268     $ 4,273,324
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               45,431       143,879     2,501,881      234,852       6,587,751
Contract purchase payments                               --            --        38,124        9,689         216,846
Net transfers(1)                                     (5,684)        4,375        47,185       14,449      (3,533,531)
Contract terminations:
    Surrender benefits and contract charges          (1,959)      (14,807)     (124,131)     (11,724)       (341,781)
    Death benefits                                       --          (388)           --           --         (96,663)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     37,788       133,059     2,463,059      247,266       2,832,622
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 174    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                 OPPEN      OPPEN MAIN ST        PIMCO        PUT VT
                                                    OPPEN     HI INC VA,   SM MID CAP VA,   VIT ALL ASSET,   DIV INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              HI INC VA      SERV           SERV          ADVISOR CL       CL IA
 OPERATIONS
Investment income (loss) -- net                    $    913    $  3,206      $  (18,687)      $    30,449    $  6,689
Net realized gain (loss) on sales of investments    (12,314)    (16,386)        141,193           (73,487)     (1,283)
Distributions from capital gains                         --          --              --                --          --
Net change in unrealized appreciation or
  depreciation of investments                        13,514      24,276         269,737           152,626         517
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     2,113      11,096         392,243           109,588       5,923
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               --      30,564          41,104           104,367          --
Net transfers(1)                                         --       3,275         (31,196)       (2,509,344)         --
Contract terminations:
    Surrender benefits and contract charges          (3,387)     (8,799)       (621,168)          (40,275)     (2,065)
    Death benefits                                     (191)         --              --           (12,869)    (10,204)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (3,578)     25,040        (611,260)       (2,458,121)    (12,269)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      18,030      68,506       1,905,101         2,461,235      60,586
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 16,565    $104,642      $1,686,084       $   112,702    $ 54,240
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               49,928     190,910       1,171,395         2,393,905      39,500
Contract purchase payments                               --      81,195          21,527            99,150          --
Net transfers(1)                                         --       8,413         (15,869)       (2,344,741)         --
Contract terminations:
    Surrender benefits and contract charges          (8,893)    (22,978)       (313,757)          (38,303)     (1,281)
    Death benefits                                     (518)         --              --           (12,005)     (6,489)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     40,517     257,540         863,296            98,006      31,730
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    175

STATEMENTS OF CHANGES IN NET ASSETS



                                                     PUT VT          PUT VT          PUT VT       PUT VT       PUT VT
                                                    DIV INC,   GLOBAL HLTH CARE,   GRO & INC,   GRO & INC,   HI YIELD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL IB          CL IB            CL IA        CL IB       CL IA
 OPERATIONS
Investment income (loss) -- net                     $ 11,147          $  8          $    258     $    516     $  3,894
Net realized gain (loss) on sales of investments      (4,055)            1            (9,563)     (16,513)      (3,295)
Distributions from capital gains                          --            --                --           --           --
Net change in unrealized appreciation or
  depreciation of investments                          1,258             3            17,174       39,805        7,599
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      8,350            12             7,869       23,808        8,198
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --            --                --           --           --
Net transfers(1)                                          --            (3)            3,116      (10,613)          --
Contract terminations:
    Surrender benefits and contract charges          (37,227)           --            (9,102)     (17,718)      (1,668)
    Death benefits                                    (1,593)           --            (6,082)        (436)     (11,031)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (38,820)           (3)          (12,068)     (28,767)     (12,699)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       99,360           683            71,410      214,126       72,733
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 68,890          $692          $ 67,211     $209,167     $ 68,232
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                63,233            --            62,502      210,211       48,407
Contract purchase payments                                --            --                --           --           --
Net transfers(1)                                          --            --             2,733       (8,412)          --
Contract terminations:
    Surrender benefits and contract charges          (22,799)           --            (8,077)     (17,164)      (1,056)
    Death benefits                                      (968)           --            (5,153)        (449)      (7,145)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      39,466            --            52,005      184,186       40,206
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 176    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                         PUT VT     PUT VT      PUT VT         PUT VT        PUT VT
                                                       HI YIELD,   INTL EQ,    MULTI-CAP     MULTI-CAP     RESEARCH,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                   CL IB       CL IB    GRO, CL IA   GRO, CL IB(2)     CL IB
 OPERATIONS
Investment income (loss) -- net                         $  5,359    $ 1,647     $  (231)      $   (98)       $   (4)
Net realized gain (loss) on sales of investments          (2,778)    (7,246)     (3,181)            7           (17)
Distributions from capital gains                              --         --          --            --            --
Net change in unrealized appreciation or depreciation
  of investments                                           7,320     10,160       8,211         3,075         1,217
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               9,901      4,561       4,799         2,984         1,196
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    --         --          --           750            --
Net transfers(1)                                              --     (6,428)         --        22,719            14
Contract terminations:
    Surrender benefits and contract charges              (11,976)    (1,081)     (3,243)          (90)          (59)
    Death benefits                                          (827)        --      (3,619)           --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (12,803)    (7,509)     (6,862)       23,379           (45)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           86,390     74,793      32,670            --         7,795
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 83,488    $71,845     $30,607       $26,363        $8,946
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    53,576     45,817      31,752            --         5,717
Contract purchase payments                                    --         --          --            --            --
Net transfers(1)                                              --     (4,513)         --        22,720            25
Contract terminations:
    Surrender benefits and contract charges               (7,035)      (692)     (3,173)          (90)          (43)
    Death benefits                                          (500)        --      (3,413)           --            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          46,041     40,612      25,166        22,630         5,699
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
       2010.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    177

STATEMENTS OF CHANGES IN NET ASSETS



                                                        PUT VT      PUT VT
                                                     SM CAP VAL,   VOYAGER,   VP AGGR,     VP AGGR,    VP CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                  CL IB        CL IB     CL 2(2)     CL 4(2)       CL 2(2)
 OPERATIONS
Investment income (loss) -- net                        $   (961)   $   (161)  $ (3,075)  $   (92,150)    $ (1,219)
Net realized gain (loss) on sales of investments         (8,826)     (9,042)        70        (7,453)          21
Distributions from capital gains                             --          --         --            --           --
Net change in unrealized appreciation or
  depreciation of investments                            29,806      44,036     41,986     1,418,708       10,774
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        20,019      34,833     38,981     1,319,105        9,576
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   --          --    633,225         6,170      323,431
Net transfers(1)                                         (9,560)        568         --    10,872,080           --
Contract terminations:
    Surrender benefits and contract charges             (20,827)    (41,789)       (11)     (363,683)         (10)
    Death benefits                                           --        (590)        --            --           --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (30,387)    (41,811)   633,214    10,514,567      323,421
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          86,631     202,002         --            --           --
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 76,263    $195,024   $672,195   $11,833,672     $332,997
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  101,958     168,795         --            --           --
Contract purchase payments                                   --          --    598,234         5,598      319,055
Net transfers(1)                                         (9,882)        453         --    10,932,897           --
Contract terminations:
    Surrender benefits and contract charges             (19,617)    (31,955)        --      (360,031)          --
    Death benefits                                           --        (485)        --            --           --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         72,459     136,808    598,234    10,578,464      319,055
------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.



See accompanying notes to financial statements.



 178    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                  VP DAVIS        VP GS
                                                  VP CONSERV,   NY VENTURE,   MID CAP VAL,     VP MOD,      VP MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL 4(2)         CL 3          CL 3         CL 2(2)      CL 4(2)
 OPERATIONS
Investment income (loss) -- net                    $  (41,998)  $   (24,003)      $ --       $  (13,079)  $  (235,309)
Net realized gain (loss) on sales of investments       60,660        90,161         --            4,542        26,681
Distributions from capital gains                           --            --         --               --            --
Net change in unrealized appreciation or
  depreciation of investments                         210,104       (69,977)       177          161,200     2,516,381
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     228,766        (3,819)       177          152,663     2,307,753
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                170       165,070         40        4,509,139     1,314,556
Net transfers(1)                                    4,219,892    (4,648,072)       (11)         560,193    26,133,001
Contract terminations:
    Surrender benefits and contract charges          (338,543)      (97,687)        --           (2,314)     (802,860)
    Death benefits                                         --       (30,128)        --               --       (45,947)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      3,881,519    (4,610,817)        29        5,067,018    26,598,750
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --     4,679,580        778               --            --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $4,110,285   $    64,944       $984       $5,219,681   $28,906,503
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --     6,017,830         --               --            --
Contract purchase payments                                 --       207,043         --        4,259,352     1,318,587
Net transfers(1)                                    4,276,356    (5,991,122)        --          526,428    26,018,966
Contract terminations:
    Surrender benefits and contract charges          (331,849)     (122,215)        --           (2,130)     (780,867)
    Death benefits                                         --       (36,526)        --               --       (47,098)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,944,507        75,010         --        4,783,650    26,509,588
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    179

STATEMENTS OF CHANGES IN NET ASSETS



                                                       VP MOD        VP MOD       VP MOD       VP MOD       VP PTNRS
                                                        AGGR,        AGGR,       CONSERV,     CONSERV,    SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL 2(2)      CL 4(2)       CL 2(2)      CL 4(2)        CL 3
 OPERATIONS
Investment income (loss) -- net                      $   (7,928)  $  (199,522)  $   (4,761)  $  (35,518)   $  (17,578)
Net realized gain (loss) on sales of investments            150        17,660          795        1,412        (9,000)
Distributions from capital gains                             --            --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                           150,679     2,550,767       47,936      305,950       302,800
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       142,901     2,368,905       43,970      271,844       276,222
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            3,125,673        66,917    1,253,982       13,407         3,799
Net transfers(1)                                         82,898    22,633,573       57,791    4,117,387       (90,996)
Contract terminations:
    Surrender benefits and contract charges                 (66)     (375,989)     (20,342)    (135,502)     (111,621)
    Death benefits                                           --       (67,175)          --           --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        3,208,505    22,257,326    1,291,431    3,995,292      (198,818)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --            --           --           --     1,308,192
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $3,351,406   $24,626,231   $1,335,401   $4,267,136    $1,385,596
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --            --           --           --       925,551
Contract purchase payments                            2,937,861        68,138    1,212,090       12,969         2,142
Net transfers(1)                                         77,161    22,568,025       54,365    4,116,098       (54,539)
Contract terminations:
    Surrender benefits and contract charges                  --      (367,891)     (19,312)    (133,645)      (69,770)
    Death benefits                                           --       (68,707)          --           --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      3,015,022    22,199,565    1,247,143    3,995,422       803,384
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.



See accompanying notes to financial statements.



 180    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS



                                                                            WANGER        WANGER
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                         INTL          USA
 OPERATIONS
Investment income (loss) -- net                                          $     5,267   $   (15,184)
Net realized gain (loss) on sales of investments                             (84,692)        4,177
Distributions from capital gains                                                  --            --
Net change in unrealized appreciation or depreciation of investments         321,491       235,535
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              242,066       224,528
--------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                    53,028        35,425
Net transfers(1)                                                          (1,609,193)   (1,215,420)
Contract terminations:
    Surrender benefits and contract charges                                 (153,716)      (84,207)
    Death benefits                                                           (11,438)       (6,533)
--------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            (1,721,319)   (1,270,735)
--------------------------------------------------------------------------------------------------
Net assets at beginning of year                                            2,718,240     1,832,496
--------------------------------------------------------------------------------------------------
Net assets at end of year                                                $ 1,238,987   $   786,289
--------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                     1,939,290     1,813,214
Contract purchase payments                                                    42,148        34,012
Net transfers(1)                                                          (1,243,376)   (1,149,986)
Contract terminations:
    Surrender benefits and contract charges                                  (97,279)      (78,590)
    Death benefits                                                            (9,697)       (6,205)
--------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             631,086       612,445
--------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    181

NOTES TO FINANCIAL STATEMENTS




1. ORGANIZATION


RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.


The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select)
RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select) RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Innovations Variable Annuity (Innovations)*
RiverSource(R) Personal Portfolio Variable Annuity (Personal Portfolio)* RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (Personal Portfolio Plus(2))*




   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.


The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.


DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AB VPS Bal Wealth Strategy, Cl B   AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B   AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Col VP Bal, Cl 3                   Columbia Variable Portfolio - Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3             Columbia Variable Portfolio - Cash Management Fund (Class 3)
Col VP Div Bond, Cl 3              Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
Col VP Div Eq Inc, Cl 3            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 3)
Col VP Dyn Eq, Cl 3                Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
Col VP Emer Mkts Opp, Cl 3         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3)
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 3                               (Class 3)
Col VP Hi Inc, Cl 2                Columbia Variable Portfolio - High Income Fund (Class 2)
Col VP Hi Yield Bond, Cl 3         Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3               Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 3              Columbia Variable Portfolio - International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 3            Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
Col VP Marsico Gro, Cl 1           Columbia Variable Portfolio - Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2      Columbia Variable Portfolio - Marsico International Opportunities Fund
                                     (Class 2)
Col VP Mid Cap Gro Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3               Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)
Col VP Short Duration, Cl 3        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 3)
Col VP Sm Cap Val, Cl 2            Columbia Variable Portfolio - Small Cap Value Fund (Class 2)
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv         Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv             Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey VIF Appr, Serv                Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2       Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2

-






 182    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2  FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Bond, Cl 2      FTVIPT Templeton Global Bond Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Invesco VanK VI Val Opp, Ser II    Invesco Van Kampen V.I. Value Opportunities Fund, Series II Shares
                                     (previously Invesco V.I. Basic Value Fund, Series II Shares)
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares(1)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares(2)
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Core Eq, Ser II         Invesco V.I. Core Equity Fund, Series II Shares
Invesco VI Global Hlth, Ser II     Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser I         Invesco V.I. International Growth Fund, Series I Shares
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Core Eq, Ser    Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
  II
Invesco VanK VI Comstock, Ser II   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen World, Inst            Janus Aspen Series Worldwide Portfolio: Institutional Shares
LM CB Var Sm Cap Gro, Cl I         Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class I
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II      Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II          Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
MS UIF U.S. Real Est, Cl II        Morgan Stanley UIF U.S. Real Estate Portfolio, Class II Shares
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Srv
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St Sm Mid Cap VA, Serv  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA        Putnam VT Multi-Cap Growth Fund - Class IA Shares
Put VT Multi-Cap Gro, Cl IB        Putnam VT Multi-Cap Growth Fund - Class IB Shares(3)
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
VP Aggr, Cl 2                      Variable Portfolio - Aggressive Portfolio (Class 2)
VP Aggr, Cl 4                      Variable Portfolio - Aggressive Portfolio (Class 4)
VP Conserv, Cl 2                   Variable Portfolio - Conservative Portfolio (Class 2)
VP Conserv, Cl 4                   Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3          Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                       Variable Portfolio - Moderate Portfolio (Class 2)
VP Mod, Cl 4                       Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2                  Variable Portfolio - Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4                  Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2               Variable Portfolio - Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4               Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3          Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
--------------------------------------------------------------------------------------------------------------






  (1) Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.




  (2) Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.




  (3) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    183

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.


RiverSource Life of NY serves as issuer of the contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:


     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2011.


VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2012. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.


USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.


 184    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life of NY deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.




PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 1.90%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.85% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus(2)     1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------



4. CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).


On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.




FEE AGREEMENT:                    FEES PAID TO:
-------------------------------------------------------------------------------------------------------------
Investment Management Services    Columbia Management Investment Advisers, LLC
  Agreement
-------------------------------------------------------------------------------------------------------------
Administrative Services           Columbia Management Investment Advisers, LLC
  Agreement
-------------------------------------------------------------------------------------------------------------
Transfer Agency and Servicing     Columbia Management Investment Services Corp.
  Agreement
-------------------------------------------------------------------------------------------------------------
Plan and Agreement of             Columbia Management Investment Distributors, Inc.
  Distribution Pursuant to Rule
  12b-1
-------------------------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life of NY's general account to affiliated funds.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    185

7. INVESTMENT TRANSACTIONS

The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2011 were as follows:




DIVISION                                PURCHASES
--------------------------------------------------
AB VPS Bal Wealth Strategy, Cl B        $    6,677
AB VPS Global Thematic Gro, Cl B               858
AB VPS Gro & Inc, Cl B                       7,067
AB VPS Intl Val, Cl B                      248,182
AB VPS Lg Cap Gro, Cl B                      2,018
AC VP Inc & Gro, Cl I                          923
AC VP Inflation Prot, Cl II                190,089
AC VP Intl, Cl II                                9
AC VP Mid Cap Val, Cl II                       580
AC VP Ultra, Cl II                          70,101
AC VP Val, Cl I                              1,000
AC VP Val, Cl II                             1,241
Col VP Bal, Cl 3                                --
Col VP Cash Mgmt, Cl 3                   1,267,573
Col VP Div Bond, Cl 3                      110,145
Col VP Div Eq Inc, Cl 3                    170,929
Col VP Dyn Eq, Cl 3                          6,557
Col VP Emer Mkts Opp, Cl 3                 211,764
Col VP Global Inflation Prot Sec, Cl 3      27,004
Col VP Hi Inc, Cl 2                         39,490
Col VP Hi Yield Bond, Cl 3                  64,811
Col VP Inc Opp, Cl 3                        19,341
Col VP Intl Opp, Cl 3                          516
Col VP Lg Cap Gro, Cl 3                        221
Col VP Marsico Gro, Cl 1                     3,059
Col VP Marsico Intl Opp, Cl 2                1,228
Col VP Mid Cap Gro Opp, Cl 3                    --
Col VP Mid Cap Val Opp, Cl 3                    --
Col VP S&P 500, Cl 3                        49,146
Col VP Select Lg Cap Val, Cl 3                  --
Col VP Short Duration, Cl 3                102,446
Col VP Sm Cap Val, Cl 2                      8,799
CS Commodity Return                            102
Drey IP MidCap Stock, Serv                     765
Drey IP Tech Gro, Serv                      31,084
Drey VIF Appr, Serv                            162
Drey VIF Intl Eq, Serv                          22
Drey VIF Intl Val, Serv                        113
EV VT Floating-Rate Inc                      3,442
Fid VIP Contrafund, Serv Cl 2              274,669
Fid VIP Gro, Serv Cl 2                       4,520
Fid VIP Invest Gr, Serv Cl 2               190,632
Fid VIP Mid Cap, Serv Cl 2                 131,761
Fid VIP Overseas, Serv Cl 2                 31,413
FTVIPT Frank Global Real Est, Cl 2           7,286
FTVIPT Frank Inc Sec, Cl 2                     335
FTVIPT Frank Rising Divd, Cl 2                  14
FTVIPT Frank Sm Cap Val, Cl 2               17,792
FTVIPT Frank Sm Mid Cap Gro, Cl 2           24,803
FTVIPT Mutual Shares Sec, Cl 2              71,077
FTVIPT Temp For Sec, Cl 2                   26,362
FTVIPT Temp Global Bond, Cl 2               90,020
FTVIPT Temp Gro Sec, Cl 2                      270
GS VIT Mid Cap Val, Inst                    78,559
GS VIT Structd U.S. Eq, Inst                    20
Invesco VanK VI Val Opp, Ser II             46,823
Invesco VI Cap Appr, Ser II                     --
Invesco VI Cap Dev, Ser II                   5,953
Invesco VI Core Eq, Ser I                    5,310
Invesco VI Core Eq, Ser II                      71
Invesco VI Global Hlth, Ser II                  --
Invesco VI Intl Gro, Ser I                     629
Invesco VI Intl Gro, Ser II                  2,182
Invesco VI Mid Cap Core Eq, Ser II           4,913
Invesco VanK VI Comstock, Ser II           189,810
Janus Aspen Bal, Inst                       51,678
Janus Aspen Janus, Serv                      2,217
Janus Aspen World, Inst                        493
LM CB Var Sm Cap Gro, Cl I                      23
MFS Inv Gro Stock, Serv Cl                     812
MFS New Dis, Serv Cl                        53,004
MFS Total Return, Serv Cl                   74,366
MFS Utilities, Serv Cl                      32,871
MS UIF Global Real Est, Cl II               37,821
MS UIF Mid Cap Gro, Cl II                        5
MS UIF U.S. Real Est, Cl II                  2,569
Oppen Cap Appr VA                            3,380
Oppen Cap Appr VA, Serv                     73,442
Oppen Global Sec VA, Serv                   22,695
Oppen Global Strategic Inc VA, Srv         321,707
Oppen Hi Inc VA                              1,297
Oppen Hi Inc VA, Serv                        9,833
Oppen Main St Sm Mid Cap VA, Serv           34,282
PIMCO VIT All Asset, Advisor Cl              9,469
Put VT Div Inc, Cl IA                        5,298
Put VT Div Inc, Cl IB                        6,626
Put VT Global Hlth Care, Cl IB                  25
Put VT Gro & Inc, Cl IA                        979
Put VT Gro & Inc, Cl IB                      2,846
Put VT Hi Yield, Cl IA                       5,369
Put VT Hi Yield, Cl IB                       6,477
Put VT Intl Eq, Cl IB                        2,258
Put VT Multi-Cap Gro, Cl IA                    117
Put VT Multi-Cap Gro, Cl IB                    141
Put VT Research, Cl IB                         207
Put VT Sm Cap Val, Cl IB                     3,858
Put VT Voyager, Cl IB                          507
VP Aggr, Cl 2                               71,405
VP Aggr, Cl 4                              249,321
VP Conserv, Cl 2                           464,864
VP Conserv, Cl 4                           599,623
VP Davis NY Venture, Cl 3                   37,900
VP GS Mid Cap Val, Cl 3                     37,777
VP Mod, Cl 2                             1,238,380
VP Mod, Cl 4                             1,553,971
VP Mod Aggr, Cl 2                        1,199,067
VP Mod Aggr, Cl 4                          582,594
VP Mod Conserv, Cl 2                       656,019
VP Mod Conserv, Cl 4                       126,084
VP Ptnrs Sm Cap Val, Cl 3                  117,973
Wanger Intl                                216,748
Wanger USA                                 113,544
--------------------------------------------------






 186    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2011:




                                       AB VPS BAL       AB VPS GLOBAL        AB VPS            AB VPS            AB VPS
                                    WEALTH STRATEGY,    THEMATIC GRO,      GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                CL B              CL B              CL B              CL B              CL B
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.06             $1.35             $1.54             $0.95             $1.46
1.05%                                      1.06              0.81              0.99              0.66                --
1.10%                                      1.06              1.34              1.52                --              1.44
1.15%                                      1.06              0.81              1.04              0.85                --
1.20%                                      1.06              0.80              0.98              0.65                --
1.25%                                      1.05              1.32              1.50              0.65              1.43
1.30%                                      1.05              1.31              1.50              0.84              1.42
1.35%                                      1.05              1.31              1.50              0.84              1.41
1.40%                                      1.05              1.30              1.50              0.64              1.41
1.45%                                        --              0.96              1.22              0.94                --
1.50%                                      1.05              0.79              1.02              0.83                --
1.55%                                      1.04              1.28              1.47              0.83              1.39
1.65%                                      1.04              1.27              1.45                --              1.38
1.70%                                      1.04              0.79              1.00              0.82                --
1.80%                                        --              0.67              0.77              0.46                --
1.90%                                        --              0.67              0.77              0.46                --
1.95%                                        --              0.95              1.21              0.94                --
2.00%                                        --              0.67              0.76              0.46                --
2.05%                                        --              0.95              1.21              0.93                --
----------------------------------------------------------------------------------------------------------------------------

                                          AC VP             AC VP             AC VP             AC VP             AC VP
                                       INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,         ULTRA,
SUBACCOUNT                                CL I              CL II             CL II             CL II             CL II
                                    ----------------------------------------------------------------------------------------
1.00%                                     $  --             $  --             $  --             $1.16             $1.22
1.05%                                        --              1.35              0.99              1.00              1.09
1.10%                                        --                --                --                --                --
1.15%                                        --              1.34              1.19              0.99              1.04
1.20%                                        --              1.34              0.99              0.99              1.08
1.25%                                        --              1.33              0.98              0.99              1.07
1.30%                                        --              1.33              1.18              0.99              1.03
1.35%                                        --              1.32              1.17              0.98              1.02
1.40%                                      1.16              1.32              0.97              0.98              1.07
1.45%                                        --                --                --              1.15              1.21
1.50%                                        --              1.31              1.16              0.98              1.01
1.55%                                        --              1.30              1.16              0.98              1.01
1.65%                                        --                --                --                --                --
1.70%                                        --              1.29              1.14              0.97              1.00
1.80%                                        --                --                --              0.98              0.89
1.90%                                        --                --                --              0.98              0.88
1.95%                                        --                --                --              1.14              1.20
2.00%                                        --                --                --              0.98              0.88
2.05%                                        --                --                --              1.14              1.20
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    187

                                          AC VP             AC VP            COL VP            COL VP            COL VP
                                          VAL,              VAL,              BAL,           CASH MGMT,         DIV BOND,
SUBACCOUNT                                CL I              CL II             CL 3              CL 3              CL 3
                                    ----------------------------------------------------------------------------------------
1.00%                                     $  --             $1.16             $  --             $1.06             $1.35
1.05%                                        --              1.04                --              1.04              1.29
1.10%                                        --                --                --              1.05              1.35
1.15%                                        --              1.12                --              1.06              1.29
1.20%                                        --              1.03                --              1.03              1.28
1.25%                                        --              1.02                --              1.04              1.32
1.30%                                        --              1.11                --              1.04              1.32
1.35%                                        --              1.11                --              1.03              1.31
1.40%                                      1.68              1.02              1.25              1.10              1.50
1.45%                                        --              1.15                --              0.98              1.07
1.50%                                        --              1.10                --              1.04              1.26
1.55%                                        --              1.09                --              1.01              1.29
1.65%                                        --                --                --              1.01              1.28
1.70%                                        --              1.08                --              1.02              1.24
1.80%                                        --              0.84                --              0.96              1.17
1.90%                                        --              0.84                --              0.95              1.16
1.95%                                        --              1.14                --              0.97              1.06
2.00%                                        --              0.83                --              0.95              1.16
2.05%                                        --              1.14                --              0.97              1.06
----------------------------------------------------------------------------------------------------------------------------

                                                                                            COL VP GLOBAL
                                         COL VP            COL VP            COL VP        INFLATION PROT        COL VP
                                       DIV EQ INC,         DYN EQ,       EMER MKTS OPP,         SEC,             HI INC,
SUBACCOUNT                                CL 3              CL 3              CL 3              CL 3              CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                     $2.05             $0.94             $0.95             $1.11             $1.02
1.05%                                      0.97              0.99              1.34              1.29              1.34
1.10%                                      2.04              0.94                --                --                --
1.15%                                      1.20              1.06              1.88              1.28              1.32
1.20%                                      0.96              0.98              1.33              1.27              1.33
1.25%                                      2.01              0.93              1.33              1.27              1.33
1.30%                                      2.00              1.05              1.86              1.27              1.31
1.35%                                      1.99              1.05              1.86              1.27              1.31
1.40%                                      1.98              1.03              1.32              1.26              1.32
1.45%                                      1.13              1.25              0.95              1.10              1.02
1.50%                                      1.17              1.04              1.84              1.26              1.30
1.55%                                      1.96              1.03              1.83              1.26              1.30
1.65%                                      1.94              0.91                --                --                --
1.70%                                      1.15              1.02              1.81              1.25              1.28
1.80%                                      0.75              0.78              0.74              1.18              1.19
1.90%                                      0.75              0.78              0.74              1.17              1.19
1.95%                                      1.12              1.24              0.94              1.09              1.01
2.00%                                      0.74              0.78              0.74              1.17              1.18
2.05%                                      1.12              1.24              0.94              1.09              1.01
----------------------------------------------------------------------------------------------------------------------------





 188    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                         COL VP            COL VP            COL VP            COL VP            COL VP
                                     HI YIELD BOND,       INC OPP,          INTL OPP,        LG CAP GRO,      MARSICO GRO,
SUBACCOUNT                                CL 3              CL 3              CL 3              CL 3              CL 1
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.13             $1.13             $1.04             $1.34             $1.20
1.05%                                      1.43              1.44              0.96              0.94              0.98
1.10%                                        --                --                --              1.33                --
1.15%                                      1.52              1.48              1.18              1.03              0.98
1.20%                                      1.42              1.42              0.95              0.94              0.97
1.25%                                      1.42              1.42              0.95              1.32              0.97
1.30%                                      1.50              1.46              1.17              1.31              0.97
1.35%                                      1.50              1.46              1.16              1.30              0.97
1.40%                                      1.41              1.41              1.07              1.30              0.96
1.45%                                      1.12              1.12              1.03              1.15              1.19
1.50%                                      1.48              1.44              1.15              1.00              0.96
1.55%                                      1.47              1.44              1.15              1.28              0.96
1.65%                                        --                --                --              1.27                --
1.70%                                      1.46              1.42              1.13              0.99              0.95
1.80%                                      1.26              1.27              0.70              0.76              0.85
1.90%                                      1.26              1.27              0.70              0.75              0.85
1.95%                                      1.11              1.11              1.02              1.14              1.18
2.00%                                      1.25              1.26              0.70              0.75              0.84
2.05%                                      1.11              1.11              1.02              1.14              1.18
----------------------------------------------------------------------------------------------------------------------------

                                         COL VP
                                      MARSICO INTL       COL VP MID        COL VP MID          COL VP         COL VP SELECT
                                          OPP,          CAP GRO OPP,      CAP VAL OPP,        S&P 500,         LG CAP VAL,
SUBACCOUNT                                CL 2              CL 3              CL 3              CL 3              CL 3
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.01             $  --             $1.14             $1.58             $  --
1.05%                                      0.74              1.09              0.83              1.05              0.99
1.10%                                        --                --                --              1.57                --
1.15%                                      0.74              1.16              0.83              1.10              1.07
1.20%                                      0.73              1.09              0.83              1.04              0.98
1.25%                                      0.73              1.08              0.82              1.55              0.98
1.30%                                      0.73              1.15              0.82              1.54              1.06
1.35%                                      0.73              1.14              0.82              1.54              1.05
1.40%                                      0.73              0.98              0.82              1.53              0.97
1.45%                                      1.01                --              1.14              1.18                --
1.50%                                      0.72              1.13              0.81              1.08              1.04
1.55%                                      0.72              1.13              0.81              1.51              1.04
1.65%                                        --                --                --              1.50                --
1.70%                                      0.72              1.12              0.81              1.06              1.03
1.80%                                      0.63                --              0.78              0.83                --
1.90%                                      0.63                --              0.77              0.82                --
1.95%                                      1.00                --              1.13              1.17                --
2.00%                                      0.63                --              0.77              0.82                --
2.05%                                      1.00                --              1.13              1.17                --
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    189

                                         COL VP            COL VP              CS              DREY IP           DREY IP
                                     SHORT DURATION,     SM CAP VAL,        COMMODITY       MIDCAP STOCK,       TECH GRO,
SUBACCOUNT                                CL 3              CL 2             RETURN             SERV              SERV
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.10             $1.17             $1.10             $  --             $  --
1.05%                                      1.10              1.11              0.85              1.05              1.30
1.10%                                      1.10                --                --                --                --
1.15%                                      1.10              1.27              0.85              1.17              1.28
1.20%                                      1.09              1.10              0.85              1.04              1.29
1.25%                                      1.08              1.10              0.85              1.04              1.29
1.30%                                      1.07              1.26              0.84              1.16              1.27
1.35%                                      1.07              1.26              0.84              1.15              1.26
1.40%                                      1.07              1.09              0.84              1.03              1.28
1.45%                                      1.00              1.17              1.09                --                --
1.50%                                      1.08              1.24              0.84              1.14              1.25
1.55%                                      1.05              1.24              0.83              1.14              1.25
1.65%                                      1.04                --                --                --                --
1.70%                                      1.06              1.22              0.83              1.13              1.23
1.80%                                      1.01              0.95              0.79                --                --
1.90%                                      1.00              0.94              0.79                --                --
1.95%                                      0.99              1.16              1.08                --                --
2.00%                                      1.00              0.94              0.78                --                --
2.05%                                      0.99              1.16              1.08                --                --
----------------------------------------------------------------------------------------------------------------------------

                                        DREY VIF          DREY VIF          DREY VIF            EV VT            FID VIP
                                          APPR,           INTL EQ,          INTL VAL,       FLOATING-RATE      CONTRAFUND,
SUBACCOUNT                                SERV              SERV              SERV               INC            SERV CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                     $  --             $1.00             $0.92             $1.06             $1.91
1.05%                                      1.25              0.71              0.79              1.11              1.08
1.10%                                        --                --                --                --              1.89
1.15%                                      1.31              0.70              0.95              1.11              1.28
1.20%                                      1.24              0.70              0.78              1.11              1.07
1.25%                                      1.24              0.70              0.78              1.10              1.86
1.30%                                      1.29              0.70              0.94              1.10              1.86
1.35%                                      1.29              0.70              0.94              1.10              1.85
1.40%                                      1.23              0.69              0.78              1.09              1.84
1.45%                                        --              1.00              0.91              1.05              1.15
1.50%                                      1.28              0.69              0.93              1.09              1.25
1.55%                                      1.27              0.69              0.92              1.09              1.82
1.65%                                        --                --                --                --              1.80
1.70%                                      1.26              0.68              0.91              1.08              1.23
1.80%                                        --              0.64              0.63              1.09              0.82
1.90%                                        --              0.63              0.62              1.08              0.82
1.95%                                        --              0.99              0.91              1.04              1.14
2.00%                                        --              0.63              0.62              1.08              0.82
2.05%                                        --              0.99              0.90              1.04              1.14
----------------------------------------------------------------------------------------------------------------------------





 190    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                         FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                          GRO,           INVEST GR,         MID CAP,          OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                              SERV CL 2         SERV CL 2         SERV CL 2         SERV CL 2           CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.57             $1.07             $2.52             $1.78             $1.39
1.05%                                      1.08              1.32              1.16              0.85                --
1.10%                                      1.56                --              2.50              1.76              1.38
1.15%                                      1.12              1.31              1.44              1.05                --
1.20%                                      1.07              1.31              1.15              0.85                --
1.25%                                      1.54              1.31              2.47              1.74              1.36
1.30%                                      1.53              1.30              2.46              1.73              1.36
1.35%                                      1.52              1.30              2.45              1.72              1.39
1.40%                                      1.52              1.30              2.43              1.72              1.35
1.45%                                        --              1.06              1.09              1.00                --
1.50%                                      1.09              1.28              1.40              1.02                --
1.55%                                      1.50              1.28              2.40              1.69              1.33
1.65%                                      1.48                --              2.38              1.68              1.35
1.70%                                      1.08              1.26              1.38              1.01                --
1.80%                                        --              1.21              0.88              0.61                --
1.90%                                        --              1.20              0.87              0.61                --
1.95%                                        --              1.06              1.08              0.99                --
2.00%                                        --              1.20              0.87              0.61                --
2.05%                                        --              1.05              1.08              0.99                --
----------------------------------------------------------------------------------------------------------------------------

                                      FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL
                                        INC SEC,        RISING DIVD,       SM CAP VAL,       SM MID CAP        SHARES SEC,
SUBACCOUNT                                CL 2              CL 2              CL 2            GRO, CL 2           CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.11             $  --             $2.25             $1.92             $1.57
1.05%                                      1.21              1.14                --              1.16              0.98
1.10%                                        --                --              2.23              1.91              1.56
1.15%                                      1.31              1.22                --              1.20              1.13
1.20%                                      1.20              1.13                --              1.15              0.97
1.25%                                      1.20              1.12              2.20              1.88              1.54
1.30%                                      1.29              1.21              2.19              1.87              1.53
1.35%                                      1.29              1.21              2.18              1.86              1.52
1.40%                                      1.19              1.12              2.17              1.86              1.52
1.45%                                      1.10                --                --                --                --
1.50%                                      1.27              1.19                --              1.17              1.11
1.55%                                      1.27              1.19              2.14              1.83              1.50
1.65%                                        --                --              2.12              1.82              1.48
1.70%                                      1.26              1.18                --              1.16              1.09
1.80%                                      1.00                --                --                --                --
1.90%                                      0.99                --                --                --                --
1.95%                                      1.09                --                --                --                --
2.00%                                      0.99                --                --                --                --
2.05%                                      1.09                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    191

                                       FTVIPT TEMP       FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT
                                        FOR SEC,        GLOBAL BOND,        GRO SEC,        MID CAP VAL,    STRUCTD U.S. EQ,
SUBACCOUNT                                CL 2              CL 2              CL 2              INST              INST
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.91             $1.06             $1.06             $1.16             $1.21
1.05%                                        --              1.61              0.86              1.09              0.81
1.10%                                      1.90                --                --                --                --
1.15%                                        --              1.67              0.99              1.28              0.80
1.20%                                        --              1.60              0.86              1.08              0.80
1.25%                                      1.87              1.59              0.85              1.08              0.80
1.30%                                      1.86              1.66              0.98              1.27              0.80
1.35%                                      1.89              1.65              0.97              1.26              0.80
1.40%                                      1.85              1.58              0.85              1.07              0.80
1.45%                                        --              1.05              1.06              1.15              1.20
1.50%                                        --              1.63              0.96              1.25              0.79
1.55%                                      1.82              1.63              0.96              1.24              0.79
1.65%                                      1.84                --                --                --                --
1.70%                                        --              1.61              0.95              1.23              0.78
1.80%                                        --              1.34              0.68              0.88              0.79
1.90%                                        --              1.34              0.68              0.88              0.78
1.95%                                        --              1.04              1.05              1.14              1.19
2.00%                                        --              1.33              0.68              0.87              0.78
2.05%                                        --              1.04              1.05              1.14              1.19
----------------------------------------------------------------------------------------------------------------------------


                                     INVESCO VANK VI     INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                        VAL OPP,          CAP APPR,         CAP DEV,          CORE EQ,          CORE EQ,
SUBACCOUNT                               SER II            SER II            SER II             SER I            SER II
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.32             $1.11             $1.74             $  --             $1.08
1.05%                                      0.80              0.74              0.95                --                --
1.10%                                      1.31                --              1.72                --              1.07
1.15%                                      0.84              0.73              1.12                --                --
1.20%                                      0.79              0.73              0.94                --                --
1.25%                                      1.29              0.73              1.70                --              1.06
1.30%                                      1.29              0.73              1.69                --              1.06
1.35%                                      1.28              0.73              1.68                --              1.06
1.40%                                      1.27              0.73              1.68              1.27              1.05
1.45%                                        --              1.10              1.13                --                --
1.50%                                      0.82              0.72              1.09                --                --
1.55%                                      1.26              0.72              1.65                --              1.05
1.65%                                      1.25                --              1.64                --              1.04
1.70%                                      0.81              0.72              1.08                --                --
1.80%                                        --              0.66              0.73                --                --
1.90%                                        --              0.66              0.73                --                --
1.95%                                        --              1.09              1.12                --                --
2.00%                                        --              0.66              0.73                --                --
2.05%                                        --              1.09              1.12                --                --
----------------------------------------------------------------------------------------------------------------------------





 192    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                       INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI      INVESCO VANK VI
                                      GLOBAL HLTH,        INTL GRO,         INTL GRO,       MID CAP CORE        COMSTOCK,
SUBACCOUNT                               SER II             SER I            SER II          EQ, SER II          SER II
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.14             $  --             $1.07             $  --             $1.14
1.05%                                      0.98                --              0.84              1.12              0.98
1.10%                                        --                --                --                --                --
1.15%                                      0.97                --              0.84              1.21              1.05
1.20%                                      0.97                --              0.84              1.11              0.97
1.25%                                      0.97                --              0.83              1.11              0.97
1.30%                                      0.97                --              0.83              1.20              1.04
1.35%                                      0.96                --              0.83              1.20              1.03
1.40%                                      0.96              1.50              0.83              1.10              0.96
1.45%                                      1.14                --              1.07                --              1.14
1.50%                                      0.96                --              0.82              1.18              1.02
1.55%                                      0.96                --              0.82              1.18              1.02
1.65%                                        --                --                --                --                --
1.70%                                      0.95                --              0.82              1.17              1.01
1.80%                                      0.94                --              0.76                --              0.81
1.90%                                      0.93                --              0.76                --              0.81
1.95%                                      1.13                --              1.06                --              1.13
2.00%                                      0.93                --              0.76                --              0.81
2.05%                                      1.13                --              1.06                --              1.13
----------------------------------------------------------------------------------------------------------------------------


                                       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN        LM CB VAR          MFS INV
                                          BAL,             JANUS,            WORLD,          SM CAP GRO,       GRO STOCK,
SUBACCOUNT                                INST              SERV              INST              CL I             SERV CL
                                    ----------------------------------------------------------------------------------------
1.00%                                     $  --             $1.10             $  --             $1.30             $1.55
1.05%                                        --              0.90                --              1.07              1.14
1.10%                                        --                --                --                --              1.54
1.15%                                        --              0.89                --              1.06              1.17
1.20%                                        --              0.89                --              1.06              1.13
1.25%                                        --              0.89                --              1.06              1.52
1.30%                                        --              0.88                --              1.05              1.51
1.35%                                        --              0.88                --              1.05              1.50
1.40%                                      2.03              0.88              1.02              1.05              1.50
1.45%                                        --              1.09                --              1.29                --
1.50%                                        --              0.88                --              1.04              1.14
1.55%                                        --              0.87                --              1.04              1.48
1.65%                                        --                --                --                --              1.46
1.70%                                        --              0.87                --              1.03              1.12
1.80%                                        --              0.81                --              0.99                --
1.90%                                        --              0.81                --              0.98                --
1.95%                                        --              1.08                --              1.28                --
2.00%                                        --              0.81                --              0.98                --
2.05%                                        --              1.08                --              1.28                --
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    193

                                           MFS               MFS               MFS             MS UIF            MS UIF
                                        NEW DIS,        TOTAL RETURN,      UTILITIES,     GLOBAL REAL EST,    MID CAP GRO,
SUBACCOUNT                               SERV CL           SERV CL           SERV CL            CL II             CL II
                                    ----------------------------------------------------------------------------------------
1.00%                                     $2.01             $1.46             $3.11             $1.08             $1.16
1.05%                                      1.33              1.11              1.49              0.71              1.11
1.10%                                      1.99              1.45              3.08                --                --
1.15%                                      1.40              1.15              1.90              0.70              1.11
1.20%                                      1.32              1.10              1.48              0.70              1.10
1.25%                                      1.96              1.43              3.04              0.70              1.10
1.30%                                      1.95              1.42              3.03              0.70              1.10
1.35%                                      1.94              1.42              3.02              0.70              1.09
1.40%                                      1.94              1.41              3.00              0.69              1.09
1.45%                                        --              1.09              1.23              1.07              1.15
1.50%                                      1.36              1.12              1.86              0.69              1.09
1.55%                                      1.91              1.39              2.96              0.69              1.08
1.65%                                      1.89              1.38              2.94                --                --
1.70%                                      1.34              1.10              1.83              0.68              1.08
1.80%                                        --              0.93              0.97              0.71              0.95
1.90%                                        --              0.93              0.96              0.70              0.94
1.95%                                        --              1.09              1.22              1.06              1.14
2.00%                                        --              0.92              0.96              0.70              0.94
2.05%                                        --              1.09              1.22              1.06              1.14
----------------------------------------------------------------------------------------------------------------------------


                                                                                                              OPPEN GLOBAL
                                         MS UIF             OPPEN             OPPEN         OPPEN GLOBAL      STRATEGIC INC
                                     U.S. REAL EST,       CAP APPR        CAP APPR VA,         SEC VA,             VA,
SUBACCOUNT                                CL II              VA               SERV              SERV               SRV
                                    ----------------------------------------------------------------------------------------
1.00%                                     $  --             $  --             $1.45             $2.12             $1.59
1.05%                                      1.05                --              1.00              1.04              1.30
1.10%                                        --                --              1.44              2.10              1.58
1.15%                                      1.41                --              1.02              1.23              1.33
1.20%                                      1.05                --              0.99              1.03              1.29
1.25%                                      1.04                --              1.42              2.08              1.56
1.30%                                      1.39                --              1.41              2.07              1.55
1.35%                                      1.39                --              1.41              2.06              1.55
1.40%                                      1.03              1.32              1.40              2.05              1.54
1.45%                                        --                --              1.16              1.07              1.06
1.50%                                      1.37                --              0.99              1.20              1.29
1.55%                                      1.37                --              1.38              2.02              1.52
1.65%                                        --                --              1.37              2.00              1.51
1.70%                                      1.35                --              0.98              1.19              1.28
1.80%                                        --                --              0.76              0.78              1.11
1.90%                                        --                --              0.76              0.77              1.11
1.95%                                        --                --              1.15              1.06              1.05
2.00%                                        --                --              0.75              0.77              1.10
2.05%                                        --                --              1.15              1.06              1.05
----------------------------------------------------------------------------------------------------------------------------





 194    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                          OPPEN             OPPEN          OPPEN MAIN         PIMCO VIT          PUT VT
                                         HI INC          HI INC VA,       ST SM MID CAP      ALL ASSET,         DIV INC,
SUBACCOUNT                                 VA               SERV            VA, SERV         ADVISOR CL           CL IA
                                    ----------------------------------------------------------------------------------------
1.00%                                     $  --             $0.40             $2.13             $1.07             $  --
1.05%                                        --                --              1.05              1.17                --
1.10%                                        --              0.39              2.11                --                --
1.15%                                        --                --              1.22              1.16                --
1.20%                                        --                --              1.04              1.16                --
1.25%                                        --              0.39              2.09              1.16                --
1.30%                                        --              0.39              2.08              1.16                --
1.35%                                        --              0.38              2.07              1.15                --
1.40%                                      0.39              0.38              2.06              1.15              1.63
1.45%                                        --                --              1.18              1.07                --
1.50%                                        --                --              1.19              1.15                --
1.55%                                        --              0.38              2.03              1.14                --
1.65%                                        --              0.37              2.01                --                --
1.70%                                        --                --              1.17              1.13                --
1.80%                                        --                --              0.89              1.10                --
1.90%                                        --                --              0.89              1.10                --
1.95%                                        --                --              1.17              1.06                --
2.00%                                        --                --              0.89              1.09                --
2.05%                                        --                --              1.17              1.06                --
----------------------------------------------------------------------------------------------------------------------------


                                         PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                        DIV INC,         GLOBAL HLTH       GRO & INC,        GRO & INC,         HI YIELD,
SUBACCOUNT                                CL IB          CARE, CL IB          CL IA             CL IB             CL IA
                                    ----------------------------------------------------------------------------------------
1.00%                                     $  --             $  --             $  --             $1.37             $  --
1.05%                                        --              1.07                --                --                --
1.10%                                        --                --                --              1.36                --
1.15%                                        --              1.17                --                --                --
1.20%                                        --              1.06                --                --                --
1.25%                                        --              1.05                --              1.34                --
1.30%                                        --              1.16                --              1.33                --
1.35%                                        --              1.15                --              1.33                --
1.40%                                      1.67              1.04              1.22              1.03              1.70
1.45%                                        --                --                --                --                --
1.50%                                        --              1.14                --                --                --
1.55%                                        --              1.14                --              1.30                --
1.65%                                        --                --                --              1.29                --
1.70%                                        --              1.13                --                --                --
1.80%                                        --                --                --                --                --
1.90%                                        --                --                --                --                --
1.95%                                        --                --                --                --                --
2.00%                                        --                --                --                --                --
2.05%                                        --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    195

                                         PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                        HI YIELD,         INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,       RESEARCH,
SUBACCOUNT                                CL IB             CL IB             CL IA             CL IB             CL IB
                                    ----------------------------------------------------------------------------------------
1.00%                                     $  --             $1.48             $  --             $1.06             $1.46
1.05%                                        --              0.80                --              1.06                --
1.10%                                        --              1.47                --              1.06              1.44
1.15%                                        --              0.97                --              1.06                --
1.20%                                        --              0.79                --              1.06                --
1.25%                                        --              1.45                --              1.06              1.42
1.30%                                        --              1.44                --              1.06              1.42
1.35%                                        --              1.44                --              1.06              1.41
1.40%                                      1.82              1.43              1.14              1.06              1.41
1.45%                                        --                --                --                --                --
1.50%                                        --              0.94                --              1.06                --
1.55%                                        --              1.41                --              1.05              1.39
1.65%                                        --              1.40                --              1.05              1.38
1.70%                                        --              0.93                --              1.05                --
1.80%                                        --                --                --                --                --
1.90%                                        --                --                --                --                --
1.95%                                        --                --                --                --                --
2.00%                                        --                --                --                --                --
2.05%                                        --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------


                                         PUT VT            PUT VT              VP                VP                VP
                                       SM CAP VAL,        VOYAGER,            AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                CL IB             CL IB             CL 2              CL 4              CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                     $  --             $  --             $1.12             $1.12             $1.07
1.05%                                      0.89                --              1.07              1.08              1.07
1.10%                                        --                --                --                --                --
1.15%                                      1.02                --              1.07              1.07              1.06
1.20%                                      0.88                --              1.07              1.07              1.06
1.25%                                      0.88                --              1.07              1.07              1.06
1.30%                                      1.01                --              1.07              1.07              1.06
1.35%                                      1.01                --              1.07              1.07              1.06
1.40%                                      0.87              1.15              1.07              1.07              1.06
1.45%                                        --                --              1.11              1.11              1.07
1.50%                                      1.00                --              1.07              1.07              1.06
1.55%                                      0.99                --              1.07              1.07              1.06
1.65%                                        --                --                --                --                --
1.70%                                      0.98                --              1.06              1.06              1.05
1.80%                                        --                --              1.06              1.06              1.05
1.90%                                        --                --              1.06              1.06              1.05
1.95%                                        --                --              1.10              1.11              1.06
2.00%                                        --                --              1.06              1.06              1.05
2.05%                                        --                --              1.10              1.10              1.06
----------------------------------------------------------------------------------------------------------------------------





 196    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                           VP             VP DAVIS            VP GS              VP                VP
                                        CONSERV,         NY VENTURE,      MID CAP VAL,          MOD,              MOD,
SUBACCOUNT                                CL 4              CL 3              CL 3              CL 2              CL 4
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.07             $1.11             $1.14             $1.10             $1.10
1.05%                                      1.07              0.83              1.09              1.08              1.09
1.10%                                        --                --                --                --                --
1.15%                                      1.06              0.82              1.17              1.08              1.08
1.20%                                      1.06              0.82              1.08              1.08              1.08
1.25%                                      1.06              0.82              1.08              1.08              1.08
1.30%                                      1.06              0.82              1.16              1.08              1.08
1.35%                                      1.06              0.81              1.15              1.08              1.08
1.40%                                      1.06              0.81              1.07              1.08              1.08
1.45%                                      1.07              1.11              1.13              1.09              1.09
1.50%                                      1.06              0.81              1.14              1.08              1.08
1.55%                                      1.06              0.81              1.14              1.08              1.08
1.65%                                        --                --                --                --                --
1.70%                                      1.05              0.80              1.13              1.07              1.07
1.80%                                      1.05              0.79              0.87              1.07              1.07
1.90%                                      1.05              0.79              0.87              1.07              1.07
1.95%                                      1.06              1.10              1.12              1.09              1.09
2.00%                                      1.05              0.78              0.86              1.07              1.07
2.05%                                      1.06              1.10              1.12              1.08              1.08
----------------------------------------------------------------------------------------------------------------------------


                                           VP                VP                VP                VP             VP PTNRS
                                        MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,       SM CAP VAL,
SUBACCOUNT                                CL 2              CL 4              CL 2              CL 4              CL 3
                                    ----------------------------------------------------------------------------------------
1.00%                                     $1.11             $1.11             $1.09             $1.09             $2.23
1.05%                                      1.08              1.09              1.08              1.08              1.13
1.10%                                        --                --                --                --              2.21
1.15%                                      1.08              1.08              1.08              1.08              1.30
1.20%                                      1.08              1.08              1.07              1.08              1.12
1.25%                                      1.08              1.08              1.07              1.08              2.18
1.30%                                      1.08              1.08              1.07              1.07              2.17
1.35%                                      1.08              1.08              1.07              1.07              2.16
1.40%                                      1.08              1.08              1.07              1.07              2.15
1.45%                                      1.10              1.10              1.08              1.08              1.16
1.50%                                      1.08              1.08              1.07              1.07              1.27
1.55%                                      1.07              1.08              1.07              1.07              2.13
1.65%                                        --                --                --                --              2.11
1.70%                                      1.07              1.07              1.07              1.07              1.25
1.80%                                      1.07              1.07              1.06              1.07              0.96
1.90%                                      1.07              1.07              1.06              1.06              0.96
1.95%                                      1.09              1.10              1.07              1.07              1.15
2.00%                                      1.07              1.07              1.06              1.06              0.95
2.05%                                      1.09              1.09              1.07              1.07              1.15
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    197

                                                                                               WANGER            WANGER
SUBACCOUNT                                                                                      INTL               USA
                                                                                          ----------------------------------
1.00%                                                                                           $1.03             $1.23
1.05%                                                                                            1.18              1.10
1.10%                                                                                              --                --
1.15%                                                                                            1.69              1.24
1.20%                                                                                            1.17              1.09
1.25%                                                                                            1.17              1.09
1.30%                                                                                            1.67              1.23
1.35%                                                                                            1.66              1.22
1.40%                                                                                            1.16              1.08
1.45%                                                                                            1.02              1.22
1.50%                                                                                            1.65              1.21
1.55%                                                                                            1.64              1.20
1.65%                                                                                              --                --
1.70%                                                                                            1.62              1.19
1.80%                                                                                            0.79              0.92
1.90%                                                                                            0.78              0.91
1.95%                                                                                            1.02              1.21
2.00%                                                                                            0.78              0.91
2.05%                                                                                            1.01              1.21
----------------------------------------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2011:




                                       AB VPS BAL       AB VPS GLOBAL        AB VPS            AB VPS            AB VPS
                                    WEALTH STRATEGY,    THEMATIC GRO,      GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                CL B              CL B              CL B              CL B              CL B
                                    ----------------------------------------------------------------------------------------
1.00%                                       2,628             7,056               957                --             1,957
1.05%                                          --                --                --             4,546                --
1.10%                                      97,825            55,095            42,028                --             4,797
1.15%                                      10,203                --            10,464           257,043                --
1.20%                                          --                --                --                --                --
1.25%                                          --                --                --             2,079                --
1.30%                                          --                --                --           291,823                --
1.35%                                      83,365                --           145,285           321,508            17,443
1.40%                                          51             4,436             6,483            10,217             6,448
1.45%                                          --                --                --                --                --
1.50%                                       2,412                --                --           361,395                --
1.55%                                          --                --                --            18,875                --
1.65%                                          --            28,144            13,505                --            30,084
1.70%                                          --                --                --            42,816                --
1.80%                                          --                --                --                --                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                     196,484            94,731           218,722         1,310,302            60,729
----------------------------------------------------------------------------------------------------------------------------





 198    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                          AC VP             AC VP             AC VP             AC VP             AC VP
                                       INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,         ULTRA,
SUBACCOUNT                                CL I              CL II             CL II             CL II             CL II
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --                --                --                --
1.05%                                          --                --                --                --                --
1.10%                                          --                --                --                --                --
1.15%                                          --           202,844                --            11,590           303,514
1.20%                                          --                --                --                --                --
1.25%                                          --                --                --                --                --
1.30%                                          --           294,335                --                --           297,520
1.35%                                          --           225,724                --                --           415,438
1.40%                                      44,781                --                --                --            30,102
1.45%                                          --                --                --                --                --
1.50%                                          --           259,064                --                --           427,042
1.55%                                          --            14,099                --                --            56,069
1.65%                                          --                --                --                --                --
1.70%                                          --            35,257                --                --            45,729
1.80%                                          --                --                --             2,079                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                      44,781         1,031,323                --            13,669         1,575,414
----------------------------------------------------------------------------------------------------------------------------


                                          AC VP             AC VP            COL VP            COL VP            COL VP
                                          VAL,              VAL,              BAL,           CASH MGMT,         DIV BOND,
SUBACCOUNT                                CL I              CL II             CL 3              CL 3              CL 3
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --                --             4,763             6,873
1.05%                                          --                --                --           412,317             4,564
1.10%                                          --                --                --                --           197,745
1.15%                                          --                --                --            11,502            42,447
1.20%                                          --                --                --                --                --
1.25%                                          --                --                --             1,360           134,441
1.30%                                          --            13,515                --            20,216            23,893
1.35%                                          --                --                --           103,061           157,790
1.40%                                      28,767                --           298,280           197,126           150,651
1.45%                                          --                --                --                --                --
1.50%                                          --            42,262                --             5,014            57,036
1.55%                                          --                --                --             1,046                --
1.65%                                          --                --                --                --            25,399
1.70%                                          --                --                --               856             4,301
1.80%                                          --                --                --           153,645                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                      28,767            55,777           298,280           910,906           805,140
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    199

                                                                                            COL VP GLOBAL
                                         COL VP            COL VP            COL VP        INFLATION PROT        COL VP
                                       DIV EQ INC,         DYN EQ,       EMER MKTS OPP,         SEC,             HI INC,
SUBACCOUNT                                CL 3              CL 3              CL 3              CL 3              CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                       1,933                --                --                --                --
1.05%                                       8,433                --             1,465            14,694                --
1.10%                                      68,399                --                --                --                --
1.15%                                     356,132            76,461            83,713            20,788            55,427
1.20%                                          --                --            69,913                --                --
1.25%                                       3,307                --             1,050             4,599                --
1.30%                                     272,092            63,014           104,260            18,507            95,590
1.35%                                     243,109           202,277           105,236            38,737            53,786
1.40%                                      15,618            95,242             9,977            25,613                --
1.45%                                          --                --                --                --                --
1.50%                                     530,179            91,907           129,200            38,981            55,744
1.55%                                       7,875             7,868            12,811                --             6,467
1.65%                                         979                --                --                --                --
1.70%                                      68,911             1,321            13,906             3,141             7,871
1.80%                                          --                --                --                --                --
1.90%                                          --                --             3,145                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                   1,576,967           538,090           534,676           165,060           274,885
----------------------------------------------------------------------------------------------------------------------------


                                        COL VP HI          COL VP            COL VP            COL VP            COL VP
                                       YIELD BOND,        INC OPP,          INTL OPP,        LG CAP GRO,      MARSICO GRO,
SUBACCOUNT                                CL 3              CL 3              CL 3              CL 3              CL 1
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --                --                --                --
1.05%                                          --             4,196                --                --             8,110
1.10%                                          --                --                --            11,974                --
1.15%                                      32,175            11,277                --                --             2,206
1.20%                                       2,838                --                --                --                --
1.25%                                          --             3,117                --                --             4,380
1.30%                                      58,598            12,761                --                --            15,028
1.35%                                      18,306            16,792                --                --             9,107
1.40%                                          --            18,285            24,670                --                --
1.45%                                          --                --                --                --                --
1.50%                                      26,353            27,564                --                --             2,851
1.55%                                       2,168                --                --                --                --
1.65%                                          --                --                --                --                --
1.70%                                      31,575             2,147                --                --             3,261
1.80%                                          --                --                --                --                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                     172,013            96,139            24,670            11,974            44,943
----------------------------------------------------------------------------------------------------------------------------





 200    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                         COL VP
                                      MARSICO INTL       COL VP MID        COL VP MID          COL VP         COL VP SELECT
                                          OPP,          CAP GRO OPP,      CAP VAL OPP,        S&P 500,         LG CAP VAL,
SUBACCOUNT                                CL 2              CL 3              CL 3              CL 3              CL 3
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --                --             4,944                --
1.05%                                          --                --                --                --                --
1.10%                                          --                --                --           131,174                --
1.15%                                          --                --                --                --                --
1.20%                                          --                --                --                --                --
1.25%                                          --                --                --            52,449                --
1.30%                                          --                --                --            16,974                --
1.35%                                          --                --                --           371,556                --
1.40%                                          --            60,678                --                --                --
1.45%                                          --                --                --                --                --
1.50%                                          --                --             5,099                --                --
1.55%                                          --                --                --                --                --
1.65%                                          --                --                --            53,762                --
1.70%                                          --                --                --            16,534                --
1.80%                                       2,727                --                --             2,363                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                       2,727            60,678             5,099           649,756                --
----------------------------------------------------------------------------------------------------------------------------


                                         COL VP            COL VP              CS              DREY IP           DREY IP
                                     SHORT DURATION,     SM CAP VAL,        COMMODITY       MIDCAP STOCK,       TECH GRO,
SUBACCOUNT                                CL 3              CL 2             RETURN             SERV              SERV
                                    ----------------------------------------------------------------------------------------
1.00%                                       3,524                --                --                --                --
1.05%                                          --             5,591                --                --                --
1.10%                                     134,298                --                --                --                --
1.15%                                      21,413             1,417                --             9,563            54,128
1.20%                                          --             3,570                --                --                --
1.25%                                     110,542             3,394                --                --                --
1.30%                                      87,254             8,778                --                --            51,911
1.35%                                     320,605             4,438                --             7,070            75,484
1.40%                                      30,073                --                --                --             7,139
1.45%                                          --                --                --                --                --
1.50%                                      12,381             1,148                --                --            78,628
1.55%                                       2,018                --                --                --             1,822
1.65%                                     149,027                --                --                --                --
1.70%                                      67,114             1,902                --                --             8,311
1.80%                                          --                --                --                --                --
1.90%                                          --                --             3,201                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                     938,249            30,238             3,201            16,633           277,423
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    201

                                        DREY VIF          DREY VIF          DREY VIF            EV VT            FID VIP
                                          APPR,           INTL EQ,          INTL VAL,       FLOATING-RATE      CONTRAFUND,
SUBACCOUNT                                SERV              SERV              SERV               INC            SERV CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --                --                --            65,364
1.05%                                          --                --                --             1,753            56,499
1.10%                                          --                --                --                --           898,327
1.15%                                          --                --                --            14,441           620,183
1.20%                                          --                --                --             3,051            14,279
1.25%                                          --                --                --             2,618            79,767
1.30%                                          --                --                --             3,575           427,417
1.35%                                       7,445                --                --            10,729         1,137,666
1.40%                                          --                --                --                --           118,454
1.45%                                          --                --                --                --                --
1.50%                                          --                --                --            26,354         1,011,156
1.55%                                          --                --                --                --           108,498
1.65%                                          --                --                --                --           112,741
1.70%                                          --                --                --             1,733            84,482
1.80%                                          --                --                --                --             2,441
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                       7,445                --                --            64,254         4,737,274
----------------------------------------------------------------------------------------------------------------------------


                                         FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                          GRO,           INVEST GR,         MID CAP,          OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                              SERV CL 2         SERV CL 2         SERV CL 2         SERV CL 2           CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                       1,840                --            20,153             5,846             4,678
1.05%                                          --            49,846             2,557                --                --
1.10%                                      76,896                --           220,579            53,043            12,036
1.15%                                          --           185,764            71,926            28,413                --
1.20%                                          --            13,960             3,386                --                --
1.25%                                      18,544             2,754            23,615             2,447               551
1.30%                                       4,802           317,631            70,738            14,367             5,351
1.35%                                      59,333           196,758           181,448           152,767            21,076
1.40%                                      35,337                --            40,814             9,166                --
1.45%                                          --                --                --                --                --
1.50%                                          --           233,967           125,911            30,735                --
1.55%                                          --            41,297            39,802             3,792                --
1.65%                                     133,236                --           129,291            15,941            12,602
1.70%                                          --            37,838            46,572               315                --
1.80%                                          --                --                --             2,668                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                     329,988         1,079,815           976,792           319,500            56,294
----------------------------------------------------------------------------------------------------------------------------





 202    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                      FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL
                                        INC SEC,        RISING DIVD,       SM CAP VAL,       SM MID CAP        SHARES SEC,
SUBACCOUNT                                CL 2              CL 2              CL 2            GRO, CL 2           CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --             1,794            12,553            49,444
1.05%                                          --                --                --                --                --
1.10%                                          --                --            55,517           116,824           336,324
1.15%                                          --                --                --             9,976            15,412
1.20%                                          --                --                --                --                --
1.25%                                          --                --            12,293            15,146            60,236
1.30%                                          --                --             1,895            48,304            76,333
1.35%                                          --                --           106,618           271,440           421,314
1.40%                                          --                --             1,840            15,857           161,701
1.45%                                          --                --                --                --                --
1.50%                                       1,206                --                --             4,503            10,723
1.55%                                          --                --                --                --            27,422
1.65%                                          --                --            13,946            60,055           164,472
1.70%                                          --                --                --                --                --
1.80%                                          --                --                --                --                --
1.90%                                       2,782                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                       3,988                --           193,903           554,658         1,323,381
----------------------------------------------------------------------------------------------------------------------------


                                         FTVIPT          FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT
                                      TEMP FOR SEC,     GLOBAL BOND,        GRO SEC,        MID CAP VAL,    STRUCTD U.S. EQ,
SUBACCOUNT                                CL 2              CL 2              CL 2              INST              INST
                                    ----------------------------------------------------------------------------------------
1.00%                                       4,887                --                --                --                --
1.05%                                          --             1,842                --             1,851                --
1.10%                                      95,025                --                --                --                --
1.15%                                          --            65,693                --           142,562                --
1.20%                                          --             2,313                --                --                --
1.25%                                      43,312             2,191                --               670                --
1.30%                                          --            89,888                --           146,267                --
1.35%                                     121,430            87,760                --           195,802                --
1.40%                                         848            18,329                --            18,020                --
1.45%                                          --                --                --                --                --
1.50%                                          --           101,508                --           259,443                --
1.55%                                          --             4,228                --            14,912                --
1.65%                                      36,054                --                --                --                --
1.70%                                          --            11,581                --            20,472                --
1.80%                                          --                --                --                --                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                     301,556           385,333                --           799,999                --
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    203

                                     INVESCO VANK VI     INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                        VAL OPP,          CAP APPR,         CAP DEV,          CORE EQ,          CORE EQ,
SUBACCOUNT                               SER II            SER II            SER II             SER I            SER II
                                    ----------------------------------------------------------------------------------------
1.00%                                       2,697                --                --                --                --
1.05%                                          --                --                --                --                --
1.10%                                     114,503                --            47,040                --             7,625
1.15%                                      84,838                --                --                --                --
1.20%                                          --                --                --                --                --
1.25%                                          --                --                --                --                --
1.30%                                      30,234                --             7,935                --                --
1.35%                                     169,909                --             8,513                --                --
1.40%                                          --                --                --           330,830                --
1.45%                                          --                --                --                --                --
1.50%                                      75,576                --                --                --                --
1.55%                                       3,241                --                --                --                --
1.65%                                      32,351                --                --                --                --
1.70%                                         841                --                --                --                --
1.80%                                          --                --                --                --                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                     514,190                --            63,488           330,830             7,625
----------------------------------------------------------------------------------------------------------------------------


                                       INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI       INVESCO VANK
                                      GLOBAL HLTH,        INTL GRO,         INTL GRO,       MID CAP CORE      VI COMSTOCK,
SUBACCOUNT                               SER II             SER I            SER II          EQ, SER II          SER II
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --                --                --                --
1.05%                                          --                --             7,104                --             3,187
1.10%                                          --                --                --                --                --
1.15%                                      10,671                --             1,009            13,417           547,871
1.20%                                          --                --            14,430                --                --
1.25%                                          --                --             4,206                --             1,508
1.30%                                          --                --            10,148             7,219           605,445
1.35%                                          --                --             5,008            32,924           709,446
1.40%                                          --            23,507                --                --            31,992
1.45%                                          --                --                --                --                --
1.50%                                          --                --             1,664            14,239           759,667
1.55%                                          --                --                --             1,114            33,149
1.65%                                          --                --                --                --                --
1.70%                                          --                --             3,019               187            88,235
1.80%                                          --                --                --                --             2,502
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                      10,671            23,507            46,588            69,100         2,783,002
----------------------------------------------------------------------------------------------------------------------------





 204    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN        LM CB VAR          MFS INV
                                          BAL,             JANUS,            WORLD,          SM CAP GRO,       GRO STOCK,
SUBACCOUNT                                INST              SERV              INST              CL I             SERV CL
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --                --                --             4,610
1.05%                                          --             7,833                --                --                --
1.10%                                          --                --                --                --            71,616
1.15%                                          --             2,385                --                --                --
1.20%                                          --                --                --                --                --
1.25%                                          --             3,953                --                --                --
1.30%                                          --            14,318                --                --                --
1.35%                                          --             9,320                --                --            22,974
1.40%                                     273,086                --           126,749                --                --
1.45%                                          --                --                --                --                --
1.50%                                          --             2,362                --                --                --
1.55%                                          --                --                --                --                --
1.65%                                          --                --                --                --                --
1.70%                                          --             2,716                --                --                --
1.80%                                          --                --                --                --                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                     273,086            42,887           126,749                --            99,200
----------------------------------------------------------------------------------------------------------------------------


                                           MFS               MFS               MFS             MS UIF            MS UIF
                                        NEW DIS,        TOTAL RETURN,      UTILITIES,        GLOBAL REAL      MID CAP GRO,
SUBACCOUNT                               SERV CL           SERV CL           SERV CL         EST, CL II           CL II
                                    ----------------------------------------------------------------------------------------
1.00%                                         971            22,053                --                --                --
1.05%                                          --                --                --             1,432                --
1.10%                                      56,244           367,668            32,026                --                --
1.15%                                       8,795             4,811             6,366               608                --
1.20%                                          --                --                --                --                --
1.25%                                      15,261            77,024                --             1,008                --
1.30%                                          --             8,191             1,226             4,266                --
1.35%                                      42,611           771,440             1,571               795                --
1.40%                                      17,477            20,910             1,929                --                --
1.45%                                          --                --                --                --                --
1.50%                                          --             1,974                --               997                --
1.55%                                          --            48,114                --                --                --
1.65%                                          --            96,312                --                --                --
1.70%                                          --                --            10,144            46,694                --
1.80%                                          --                --                --                --                --
1.90%                                          --             2,871             3,069             3,799                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                     141,359         1,421,368            56,331            59,599                --
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    205

                                         MS UIF             OPPEN           OPPEN CAP       OPPEN GLOBAL      OPPEN GLOBAL
                                     U.S. REAL EST,       CAP APPR          APPR VA,           SEC VA,        STRATEGIC INC
SUBACCOUNT                                CL II              VA               SERV              SERV             VA, SRV
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --            32,439               575            94,893
1.05%                                          --                --                --                --            69,472
1.10%                                          --                --           402,384           119,832           301,826
1.15%                                      10,781                --           197,667                --           267,193
1.20%                                          --                --                --                --                --
1.25%                                          --                --            19,731               529            75,360
1.30%                                      13,139                --           222,970             6,841           281,076
1.35%                                       2,179                --           852,392            34,885           492,190
1.40%                                          --           116,843            25,436             3,800           149,065
1.45%                                          --                --                --                --                --
1.50%                                       9,352                --           297,485            23,520           234,818
1.55%                                         539                --             6,656                --           106,811
1.65%                                          --                --            46,976                --           184,934
1.70%                                          --                --            49,464                --            28,818
1.80%                                          --                --             2,508                --                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                      35,990           116,843         2,156,108           189,982         2,286,456
----------------------------------------------------------------------------------------------------------------------------


                                          OPPEN             OPPEN          OPPEN MAIN         PIMCO VIT          PUT VT
                                         HI INC          HI INC VA,       ST SM MID CAP      ALL ASSET,         DIV INC,
SUBACCOUNT                                 VA               SERV            VA, SERV         ADVISOR CL           CL IA
                                    ----------------------------------------------------------------------------------------
1.00%                                          --             2,348             2,375                --                --
1.05%                                          --                --                --             4,234                --
1.10%                                          --           154,689           184,355                --                --
1.15%                                          --                --            65,644             2,216                --
1.20%                                          --                --                --             2,881                --
1.25%                                          --                --            14,810             1,862                --
1.30%                                          --             6,245             6,638             9,368                --
1.35%                                          --            31,014           196,091            13,600                --
1.40%                                      32,029             1,110             7,338                --            29,631
1.45%                                          --                --                --                --                --
1.50%                                          --                --           106,846            46,173                --
1.55%                                          --                --            34,264                --                --
1.65%                                          --             3,061            73,669                --                --
1.70%                                          --                --            14,356             1,270                --
1.80%                                          --                --             2,499             1,583                --
1.90%                                          --                --                --             2,478                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                      32,029           198,467           708,885            85,665            29,631
----------------------------------------------------------------------------------------------------------------------------





 206    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                         PUT VT         PUT VT GLOBAL        PUT VT            PUT VT            PUT VT
                                        DIV INC,         HLTH CARE,        GRO & INC,        GRO & INC,         HI YIELD,
SUBACCOUNT                                CL IB             CL IB             CL IA             CL IB             CL IA
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --                --             1,948                --
1.05%                                          --                --                --                --                --
1.10%                                          --                --                --                --                --
1.15%                                          --                --                --                --                --
1.20%                                          --                --                --                --                --
1.25%                                          --                --                --                --                --
1.30%                                          --                --                --                --                --
1.35%                                          --                --                --            15,119                --
1.40%                                      36,880                --            45,523           144,740            37,720
1.45%                                          --                --                --                --                --
1.50%                                          --                --                --                --                --
1.55%                                          --                --                --                --                --
1.65%                                          --                --                --                --                --
1.70%                                          --                --                --                --                --
1.80%                                          --                --                --                --                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                      36,880                --            45,523           161,807            37,720
----------------------------------------------------------------------------------------------------------------------------


                                         PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                        HI YIELD,         INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,       RESEARCH,
SUBACCOUNT                                CL IB             CL IB             CL IA             CL IB             CL IB
                                    ----------------------------------------------------------------------------------------
1.00%                                          --             1,893                --                --                --
1.05%                                          --                --                --                --                --
1.10%                                          --               226                --                --                --
1.15%                                          --                --                --                --                --
1.20%                                          --                --                --                --                --
1.25%                                          --                --                --                --                --
1.30%                                          --                --                --                --                --
1.35%                                          --             5,944                --                --                --
1.40%                                      44,532             1,059            23,571             1,704                --
1.45%                                          --                --                --                --                --
1.50%                                          --                --                --                --                --
1.55%                                          --                --                --                --                --
1.65%                                          --                --                --            11,794                --
1.70%                                          --                --                --                --                --
1.80%                                          --                --                --                --                --
1.90%                                          --                --                --                --                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                      44,532             9,122            23,571            13,498                --
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    207

                                         PUT VT            PUT VT              VP                VP                VP
                                       SM CAP VAL,        VOYAGER,            AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                CL IB             CL IB             CL 2              CL 4              CL 2
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --            85,171                --            37,966
1.05%                                          --                --                --         2,278,442                --
1.10%                                          --                --                --                --                --
1.15%                                      10,966                --                --           102,376                --
1.20%                                          --                --                --         2,020,560           315,722
1.25%                                          --                --                --           665,422                --
1.30%                                       8,530                --                --             9,600                --
1.35%                                      11,609                --                --           944,358                --
1.40%                                      10,845           116,282                --         1,240,736            94,667
1.45%                                          --                --                --                --                --
1.50%                                      14,828                --                --           660,229                --
1.55%                                      10,033                --           300,429                --                --
1.65%                                          --                --                --                --                --
1.70%                                          --                --                --           831,835                --
1.80%                                          --                --                --                --                --
1.90%                                          --                --                --            50,515                --
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                      66,811           116,282           385,600         8,804,073           448,355
----------------------------------------------------------------------------------------------------------------------------


                                           VP             VP DAVIS            VP GS              VP                VP
                                        CONSERV,         NY VENTURE,      MID CAP VAL,          MOD,              MOD,
SUBACCOUNT                                CL 4              CL 3              CL 3              CL 2              CL 4
                                    ----------------------------------------------------------------------------------------
1.00%                                          --                --                --           395,466                --
1.05%                                     528,171             9,867                --                --         5,878,650
1.10%                                          --                --                --                --                --
1.15%                                     103,580             2,143                --                --            97,303
1.20%                                     712,503                --                --         1,087,729         3,586,683
1.25%                                     651,454             5,391                --           281,461         1,985,979
1.30%                                          --            15,534                --                --            10,822
1.35%                                      22,174            10,926                --            59,952         2,636,373
1.40%                                     559,475                --                --                --         2,762,648
1.45%                                          --                --                --           121,454                --
1.50%                                     853,398             2,600                --                --         2,921,414
1.55%                                     208,299                --            15,929           565,893         1,294,693
1.65%                                          --                --                --                --                --
1.70%                                     170,974            45,299            14,254         2,785,826         4,087,873
1.80%                                          --                --                --           365,292                --
1.90%                                      97,697                --                --                --           961,001
1.95%                                          --                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                   3,907,725            91,760            30,183         5,663,073        26,223,439
----------------------------------------------------------------------------------------------------------------------------





 208    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                           VP                VP              VP MOD            VP MOD           VP PTNRS
                                        MOD AGGR,         MOD AGGR,         CONSERV,          CONSERV,         SM CAP VAL,
SUBACCOUNT                                CL 2              CL 4              CL 2              CL 4              CL 3
                                    ----------------------------------------------------------------------------------------
1.00%                                     265,461                --           470,485                --             1,810
1.05%                                          --         2,463,712                --           489,091                --
1.10%                                          --                --                --                --               164
1.15%                                          --           511,100                --                --           183,838
1.20%                                     574,840         3,490,724            57,089           872,464                --
1.25%                                     127,993         1,486,487                --            88,712                --
1.30%                                      65,666         1,108,249                --                --           112,787
1.35%                                          --         2,875,022           300,917            61,081           166,192
1.40%                                          --         1,173,274                --           215,661             2,105
1.45%                                     151,370                --           107,100                --                --
1.50%                                     121,313         2,954,195                --           137,416           264,784
1.55%                                          --         1,111,828           100,206            82,476             4,737
1.65%                                          --                --                --                --                --
1.70%                                   2,528,211         3,588,297           121,782         1,165,145            41,817
1.80%                                     103,474                --           656,614                --             2,263
1.90%                                          --           288,309                --            31,758                --
1.95%                                      61,735                --                --                --                --
2.00%                                          --                --                --                --                --
2.05%                                          --                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                   4,000,063        21,051,197         1,814,193         3,143,804           780,497
----------------------------------------------------------------------------------------------------------------------------


                                                                                               WANGER            WANGER
SUBACCOUNT                                                                                      INTL               USA
                                                                                          ----------------------------------
1.00%                                                                                                --                --
1.05%                                                                                             1,670             1,823
1.10%                                                                                                --                --
1.15%                                                                                           122,141           105,908
1.20%                                                                                                --                --
1.25%                                                                                             1,164               647
1.30%                                                                                           133,114           132,813
1.35%                                                                                           162,472           135,954
1.40%                                                                                            10,468                --
1.45%                                                                                                --                --
1.50%                                                                                           178,273           147,015
1.55%                                                                                            12,330             4,525
1.65%                                                                                                --                --
1.70%                                                                                            19,695            17,857
1.80%                                                                                                --                --
1.90%                                                                                                --                --
1.95%                                                                                                --                --
2.00%                                                                                                --                --
2.05%                                                                                                --                --
----------------------------------------------------------------------------------------------------------------------------
Total                                                                                           641,327           546,542
----------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    209

The following is a summary of net assets at Dec. 31, 2011:




                                                AB VPS         AB VPS GLOBAL        AB VPS            AB VPS            AB VPS
                                              BAL WEALTH     THEMATIC GRO, CL     GRO & INC,         INTL VAL,        LG CAP GRO,
SUBACCOUNT                                  STRATEGY, CL B           B               CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                          $  2,794         $    9,514         $  1,508         $       68        $    2,888
1.05%                                                85                 60              150              2,987                --
1.10%                                           103,681             73,631           64,069                 --             6,926
1.15%                                            10,797                 60           10,930            219,326                --
1.20%                                                85                 60              149                 73                --
1.25%                                                85                 60               98              1,349               104
1.30%                                               109                 60               77            246,391               114
1.35%                                            87,639                 76          218,429            270,486            24,628
1.40%                                                84              5,774            9,705              6,541             9,066
1.45%                                                --                 68               88                 68                --
1.50%                                             2,533                 59              102            300,796                --
1.55%                                                84                 59              100             15,646               101
1.65%                                                --             35,836           19,617                 --            41,385
1.70%                                                83                 58              101             35,113                --
1.80%                                                --                 65               96                 77                --
1.90%                                                --                 65               95                 68                --
1.95%                                                --                 68               87                 67                --
2.00%                                                --                 65               95                 77                --
2.05%                                                --                 68               87                 67                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $208,059         $  125,706         $325,583         $1,099,200        $   85,212
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                              INC & GRO,      INFLATION PROT,        INTL,         MID CAP VAL,         ULTRA,
SUBACCOUNT                                       CL I              CL II             CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $       --         $     --         $       84        $       87
1.05%                                                --              2,706               75                 74                75
1.10%                                                --                 --               --                 --                --
1.15%                                                --            272,233               60             11,522           314,872
1.20%                                                --              2,684               75                 73                75
1.25%                                                --              2,677               75                 73                74
1.30%                                                --            390,858               58                 73           305,373
1.35%                                                --            298,659               58                 73           424,873
1.40%                                            51,999              2,655               75                 72            32,083
1.45%                                                --                 --               --                 83                87
1.50%                                                --            339,110               57                 72           432,075
1.55%                                                --             18,401               58                 72            56,533
1.65%                                                --                 --               --                 --                --
1.70%                                                --             45,501               57                 72            45,615
1.80%                                                --                 --               --              2,143                65
1.90%                                                --                 --               --                 98                65
1.95%                                                --                 --               --                 82                86
2.00%                                                --                 --               --                 97                64
2.05%                                                --                 --               --                 82                86
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $ 51,999         $1,375,484         $    648         $   14,845        $1,612,188
-----------------------------------------------------------------------------------------------------------------------------------





 210    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                 AC VP             AC VP            COL VP
                                                 VAL,              VAL,              BAL,             COL VP       COL VP DIV BOND,
SUBACCOUNT                                       CL I              CL II             CL 3         CASH MGMT, CL 3        CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --         $     84          $     --          $  5,057         $    9,281
1.05%                                                 --               79                --           428,079              5,885
1.10%                                                 --               --                --             2,015            266,006
1.15%                                                 --               89                --            12,216             54,569
1.20%                                                 --               78                --             2,065                162
1.25%                                                 --               78                --             2,199            177,722
1.30%                                                 --           15,022                --            20,953             31,446
1.35%                                                 --              104                --           106,410            206,943
1.40%                                             48,259               77           372,682           217,678            225,519
1.45%                                                 --               83                --             2,037                 80
1.50%                                                 --           46,329                --             5,197             71,577
1.55%                                                 --               88                --             2,019                 82
1.65%                                                 --               --                --             2,042             32,368
1.70%                                                 --               94                --             2,002              5,329
1.80%                                                 --               62                --           147,177              2,334
1.90%                                                 --               62                --             2,037                 82
1.95%                                                 --               83                --             2,023                 79
2.00%                                                 --               62                --             1,997              2,314
2.05%                                                 --               83                --             2,021                 79
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   48,259         $ 62,557          $372,682          $965,224         $1,091,857
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP         COL VP GLOBAL        COL VP
                                                DIV EQ            DYN EQ,       EMER MKTS OPP,    INFLATION PROT        HI INC,
SUBACCOUNT                                     INC, CL 3           CL 3              CL 3            SEC, CL 3           CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    3,969         $     96          $     67          $     82         $       76
1.05%                                              8,205              102             1,966            18,908                 76
1.10%                                            139,208               95                --                --                 --
1.15%                                            426,036           81,137           157,642            26,669             73,433
1.20%                                                 86              100            93,097                84                 76
1.25%                                              6,649               93             1,392             5,860                 76
1.30%                                            544,269           66,159           194,255            23,524            125,603
1.35%                                            484,054          211,601           195,311            49,216             70,455
1.40%                                             30,961           97,924            13,121            32,303                 76
1.45%                                                 11               --                67                82                 76
1.50%                                            618,555           95,123           237,269            49,118             72,423
1.55%                                             15,401            8,113            23,464               110              8,380
1.65%                                              1,894               12                --                --                 --
1.70%                                             79,255            1,346            25,181             3,910             10,110
1.80%                                                 56               96                84             2,380                 76
1.90%                                                 80               95             2,331                83                 76
1.95%                                                 11               12                67                82                 76
2.00%                                                 56               94                84             2,360                 76
2.05%                                                 11               12                67                82                 76
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,358,767         $562,210          $945,465          $214,853         $  361,240
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    211

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                            HI YIELD BOND,       INC OPP,          INTL OPP,        LG CAP GRO,      MARSICO GRO,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     83          $     83           $    74          $     56           $    92
1.05%                                             2,878             6,009                73                74             7,946
1.10%                                                --                --                --            15,961                --
1.15%                                            48,796            16,654                61                53             2,148
1.20%                                             4,036                87                72                73                92
1.25%                                             2,845             4,428                72                55             4,251
1.30%                                            87,930            18,599                60                55            14,547
1.35%                                            27,371            24,390                60                90             8,812
1.40%                                             2,822            25,793            26,422                55                92
1.45%                                                83                83                74                11                92
1.50%                                            38,983            39,696                59               152             2,735
1.55%                                             3,197                87                58                54                92
1.65%                                                --                --                --                54                --
1.70%                                            46,038             3,039                58               147             3,110
1.80%                                             2,501             2,529                83                57                92
1.90%                                             2,490                86                82                57                92
1.95%                                                83                83                73                11                92
2.00%                                             2,480             2,507                82                57                92
2.05%                                                83                83                73                11                92
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $272,699          $144,236           $27,536          $ 17,083           $44,469
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP          COL VP MID        COL VP MID          COL VP         COL VP SELECT
                                             MARSICO INTL      CAP GRO OPP,      CAP VAL OPP,        S&P 500,         LG CAP VAL,
SUBACCOUNT                                     OPP, CL 2           CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     65          $     --           $    11          $  7,829           $    --
1.05%                                                65                87                63                81                76
1.10%                                                --                --                --           205,915                --
1.15%                                                65                61                62                57                56
1.20%                                                65                87                62                80                75
1.25%                                                65                85                62            81,244                75
1.30%                                                64                60                62            26,184                56
1.35%                                                64                60                62           570,558                55
1.40%                                                64            59,463                62               107                74
1.45%                                                65                --                11                11                --
1.50%                                                65                59             4,212                10                54
1.55%                                                65                59                61                10                54
1.65%                                                --                --                --            80,411                --
1.70%                                                65                59                61            17,530                54
1.80%                                             1,727                --               150             2,011                --
1.90%                                                65                --               149                62                --
1.95%                                                65                --                11                11                --
2.00%                                                65                --               149                62                --
2.05%                                                65                --                11                11                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $  2,764          $ 60,080           $ 5,261          $992,184           $   629
-----------------------------------------------------------------------------------------------------------------------------------





 212    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                COL VP            COL VP              CS              DREY IP           DREY IP
                                            SHORT DURATION,     SM CAP VAL,        COMMODITY       MIDCAP STOCK,       TECH GRO,
SUBACCOUNT                                       CL 3              CL 2             RETURN             SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    3,880          $    68           $   81            $    --         $       --
1.05%                                                 76            6,199               64                 80                 84
1.10%                                            147,247               --               --                 --                 --
1.15%                                             23,660            1,804               64             11,195             69,398
1.20%                                                 76            3,938               63                 80                 84
1.25%                                            119,667            3,721               63                 79                 83
1.30%                                             93,776           11,060               63                 87             65,866
1.35%                                            343,147            5,566               63              8,161             95,379
1.40%                                             32,065               68               63                 79              9,106
1.45%                                                 75               68               81                 --                 --
1.50%                                             13,347            1,426               63                 71             98,272
1.55%                                              2,122               68               62                 86              2,269
1.65%                                            155,335               --               --                 --                 --
1.70%                                             71,308            2,330               62                 85             10,265
1.80%                                              2,019               68               59                 --                 --
1.90%                                                 76               68            2,572                 --                 --
1.95%                                                 75               68               80                 --                 --
2.00%                                              2,002               68               59                 --                 --
2.05%                                                 75               68               80                 --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,010,028          $36,656           $3,642            $20,003         $  350,806
-----------------------------------------------------------------------------------------------------------------------------------

                                               DREY VIF          DREY VIF          DREY VIF            EV VT            FID VIP
                                                 APPR,           INTL EQ,          INTL VAL,       FLOATING-RATE      CONTRAFUND,
SUBACCOUNT                                       SERV              SERV              SERV               INC            SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --          $    73           $   67            $ 2,174         $  124,589
1.05%                                                189               53               59              2,242             61,214
1.10%                                                 --               --               --                 --          1,697,339
1.15%                                                157               53               72             15,995            795,334
1.20%                                                187               53               59              5,507             15,330
1.25%                                                187               52               59              2,890            148,683
1.30%                                                155               52               71              3,932            793,414
1.35%                                              9,611               52               71             11,775          2,102,903
1.40%                                                186               52               58              2,125            217,962
1.45%                                                 --               72               66              2,162                110
1.50%                                                153               52               70             28,710          1,264,697
1.55%                                                153               52               69              2,090            197,028
1.65%                                                 --               --               --                 --            202,961
1.70%                                                150               76               69              2,002            104,170
1.80%                                                 --               63               77              2,610              2,130
1.90%                                                 --               63               77              2,179                107
1.95%                                                 --               72               66              2,147                109
2.00%                                                 --               63               77              2,590                119
2.05%                                                 --               72               66              2,145                109
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   11,128          $ 1,025           $1,153            $93,275         $7,728,308
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    213

                                                FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                                 GRO,           INVEST GR,         MID CAP,          OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                                     SERV CL 2         SERV CL 2         SERV CL 2         SERV CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                          $  2,926         $       81        $   50,824        $   10,392        $    6,521
1.05%                                               164             66,086             2,955                69                --
1.10%                                           119,614                 --           551,399            93,497            16,631
1.15%                                               133            244,049           103,584            29,765                --
1.20%                                               163             18,333             3,869                69                --
1.25%                                            28,469              3,608            58,229             4,258               754
1.30%                                             7,338            412,853           173,754            24,911             7,268
1.35%                                            90,284            254,815           443,730           263,431            29,237
1.40%                                            53,538                 81            99,370            15,734                90
1.45%                                                --                 80                79                72                --
1.50%                                               131            299,809           176,841            31,455                --
1.55%                                               153             52,726            95,686             6,438                69
1.65%                                           197,460                 --           307,941            26,768            17,028
1.70%                                               129             47,883            64,489               317                --
1.80%                                                --                 92               129             1,699                --
1.90%                                                --                 81               128                60                --
1.95%                                                --                 80                78                71                --
2.00%                                                --                 91               128                60                --
2.05%                                                --                 80                78                71                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $500,502         $1,400,828        $2,133,291        $  509,137        $   77,598
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL
                                               INC SEC,        RISING DIVD,       SM CAP VAL,     SM MID CAP GRO,     SHARES SEC,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     82         $       --        $    4,068        $   24,132        $   77,603
1.05%                                                92                115                --               119                84
1.10%                                                --                 --           123,705           222,616           523,306
1.15%                                                98                 92                --            11,992            17,488
1.20%                                                91                114                --               118                83
1.25%                                                91                114            27,037            28,484            92,480
1.30%                                                97                 91             4,149            90,444           116,680
1.35%                                                96                 90           232,389           505,992           641,321
1.40%                                                90                113             3,994            29,428           245,019
1.45%                                                81                 --                --                --                --
1.50%                                             1,630                 89                --             5,280            11,865
1.55%                                                96                 89                70                68            41,003
1.65%                                                --                 --            29,606           109,029           243,795
1.70%                                                95                 88                --                87                81
1.80%                                                74                 --                --                --                --
1.90%                                             2,840                 --                --                --                --
1.95%                                                81                 --                --                --                --
2.00%                                                73                 --                --                --                --
2.05%                                                81                 --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $  5,788         $      995        $  425,018        $1,027,789        $2,010,808
-----------------------------------------------------------------------------------------------------------------------------------





 214    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                              FTVIPT TEMP       FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT
                                               FOR SEC,        GLOBAL BOND,        GRO SEC,        MID CAP VAL,    STRUCTD U.S. EQ,
SUBACCOUNT                                       CL 2              CL 2              CL 2              INST              INST
                                           ----------------------------------------------------------------------------------------
1.00%                                          $  9,351          $     79          $     77         $       81          $   87
1.05%                                                --             2,969                65              2,022              60
1.10%                                           180,237                --                --                 --              --
1.15%                                                --           110,003                81            182,367              60
1.20%                                                --             3,701                64                 85              60
1.25%                                            81,078             3,491                64                725              60
1.30%                                                65           148,929                81            185,100              59
1.35%                                           229,167           144,919                81            246,963              59
1.40%                                             1,566            28,981                63             19,304              59
1.45%                                                --                78                77                 81              86
1.50%                                                --           165,797                74            323,784              60
1.55%                                                81             6,873                74             18,536              58
1.65%                                            66,300                --                --                 --              --
1.70%                                                --            18,648                73             25,173              58
1.80%                                                --               100                83                 66              58
1.90%                                                --                78                83                 79              57
1.95%                                                --                77                76                 80              85
2.00%                                                --                99                83                 64              57
2.05%                                                --                77                76                 80              85
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $567,845          $634,899          $  1,275         $1,004,590          $1,108
-----------------------------------------------------------------------------------------------------------------------------------

                                             INVESCO VANK       INVESCO VI        INVESCO VI        INVESCO VI        INVESCO VI
                                              VI VAL OPP,        CAP APPR,         CAP DEV,          CORE EQ,          CORE EQ,
SUBACCOUNT                                      SER II            SER II            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $  3,587          $     80          $     77         $       --          $  107
1.05%                                                61                91                73                 --              --
1.10%                                           149,801                --            80,957                 --           8,181
1.15%                                            71,500                90                88                 --              --
1.20%                                                61                90                72                 --              --
1.25%                                               141                90               101                 --             105
1.30%                                            38,861                90            13,418                 --             105
1.35%                                           217,448                90            14,326                 --             105
1.40%                                                78                89                74            418,818             104
1.45%                                                --                79                79                 --              --
1.50%                                            62,110                90                86                 --              --
1.55%                                             4,075                90                73                 --             103
1.65%                                            40,325                --                66                 --             103
1.70%                                               683                89                85                 --              --
1.80%                                                --                82                72                 --              --
1.90%                                                --                82                72                 --              --
1.95%                                                --                78                79                 --              --
2.00%                                                --                82                72                 --              --
2.05%                                                --                78                79                 --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $588,731          $  1,460          $109,949         $  418,818          $8,913
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    215

                                                INVESCO         INVESCO VI          INVESCO         INVESCO VI       INVESCO VANK
                                            VI GLOBAL HLTH,      INTL GRO,       VI INTL GRO,      MID CAP CORE      VI COMSTOCK,
SUBACCOUNT                                      SER II             SER I            SER II          EQ, SER II          SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     85           $    --          $    104           $    --         $       82
1.05%                                                73                --             5,982                85              3,109
1.10%                                                --                --                --                --                 --
1.15%                                            10,394                --               846            16,279            574,088
1.20%                                                73                --            12,065                85                 86
1.25%                                                72                --             3,511                84              1,456
1.30%                                                72                --             8,444             8,665            627,737
1.35%                                                72                --             4,151            39,349            732,858
1.40%                                                72            35,235               114                83             30,613
1.45%                                                84                --               104                --                 82
1.50%                                                72                --             1,376            16,848            776,367
1.55%                                                71                --               223             1,371             33,756
1.65%                                                --                --                --                --                 --
1.70%                                                71                --             2,466               277             88,899
1.80%                                                92                --               112                --              2,082
1.90%                                                92                --               108                --                 81
1.95%                                                83                --               103                --                 81
2.00%                                                91                --               111                --                149
2.05%                                                83                --               102                --                 81
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $ 11,652           $35,235          $ 39,922           $83,126         $2,871,607
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN       JANUS ASPEN        LM CB VAR          MFS INV
                                                 BAL,             JANUS,            WORLD,          SM CAP GRO,       GRO STOCK,
SUBACCOUNT                                       INST              SERV              INST              CL I             SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --           $   105          $     --           $    92         $    7,146
1.05%                                                --             7,005                --                79                 87
1.10%                                                --                --                --                --            110,054
1.15%                                                --             2,125                --                79                 57
1.20%                                                --               109                --                78                 86
1.25%                                                --             3,517                --                78                 76
1.30%                                                --            12,670                --                78                 73
1.35%                                                --             8,205                --                78             34,533
1.40%                                           553,937               109           129,009                78                 60
1.45%                                                --               105                --                91                 --
1.50%                                                --             2,071                --                77                 57
1.55%                                                --               214                --                77                 59
1.65%                                                --                --                --                --                 72
1.70%                                                --             2,360                --                77                 56
1.80%                                                --                79                --                71                 --
1.90%                                                --               103                --                71                 --
1.95%                                                --               104                --                90                 --
2.00%                                                --                79                --                71                 --
2.05%                                                --               104                --                90                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $553,937           $39,064          $129,009           $ 1,355         $  152,416
-----------------------------------------------------------------------------------------------------------------------------------





 216    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                  MFS               MFS               MFS             MS UIF            MS UIF
                                               NEW DIS,        TOTAL RETURN,      UTILITIES,        GLOBAL REAL      MID CAP GRO,
SUBACCOUNT                                      SERV CL           SERV CL           SERV CL         EST, CL II           CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $  2,036         $   32,224        $      144         $     75         $       83
1.05%                                               102                112               151            1,011                 80
1.10%                                           111,776            532,513            98,764               --                 --
1.15%                                            12,290              5,512            12,113              428                 80
1.20%                                               101                111               150               67                 80
1.25%                                            29,932            110,090               141              706                 80
1.30%                                               176             11,656             3,854            2,980                 80
1.35%                                            82,839          1,092,932             4,739              553                 80
1.40%                                            33,828             29,496             5,795               84                 80
1.45%                                                --                 80               118               75                 82
1.50%                                               102              2,287               139              688                 80
1.55%                                                86             67,043               105               67                 79
1.65%                                                86            132,896               119               --                 --
1.70%                                               101                 83            18,561           31,950                 79
1.80%                                                --                 92               117              303                165
1.90%                                                --              2,748             3,078            2,674                164
1.95%                                                --                 80               117               75                 82
2.00%                                                --                 91               116              301                164
2.05%                                                --                 80               116               75                 82
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $273,455         $2,020,126        $  148,437         $ 42,112         $    1,620
-----------------------------------------------------------------------------------------------------------------------------------

                                                MS UIF             OPPEN             OPPEN             OPPEN         OPPEN GLOBAL
                                            U.S. REAL EST,       CAP APPR        CAP APPR VA,     GLOBAL SEC VA,     STRATEGIC INC
SUBACCOUNT                                       CL II              VA               SERV              SERV             VA, SRV
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $       --        $   47,116         $  1,349         $  151,285
1.05%                                               160                 --               177              156             90,430
1.10%                                                --                 --           579,388          251,965            476,925
1.15%                                            15,182                 --           201,548              122            354,643
1.20%                                               158                 --               175              155                 83
1.25%                                               158                 --            28,037            1,097            117,517
1.30%                                            18,277                 --           315,376           14,131            436,347
1.35%                                             3,024                 --         1,200,635           71,753            760,825
1.40%                                               156            154,761            35,670            7,781            229,439
1.45%                                                --                 --               167              102                 80
1.50%                                            12,831                 --           295,886           28,315            304,032
1.55%                                               843                 --             9,210              126            162,320
1.65%                                                --                 --            64,443               --            278,442
1.70%                                                90                 --            48,501              117             36,799
1.80%                                                --                 --             2,052              116                 85
1.90%                                                --                 --               148              116                 80
1.95%                                                --                 --               165              102                 79
2.00%                                                --                 --               148              115                 85
2.05%                                                --                 --               165              101                 79
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $ 50,879         $  154,761        $2,829,007         $377,719         $3,399,575
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    217

                                                 OPPEN             OPPEN          OPPEN MAIN         PIMCO VIT          PUT VT
                                                HI INC          HI INC VA,       ST SM MID CAP      ALL ASSET,         DIV INC,
SUBACCOUNT                                        VA               SERV            VA, SERV         ADVISOR CL           CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --           $   929         $    5,067         $     80           $    --
1.05%                                                --                --                107            4,965                --
1.10%                                                --            60,724            389,790               --                --
1.15%                                                --                --             80,081            2,580                --
1.20%                                                --                --                106            3,433                --
1.25%                                                --               103             30,904            2,154                --
1.30%                                                --             2,408             13,790           10,827                --
1.35%                                                --            11,909            405,602           15,681                --
1.40%                                            12,611               426             15,111               82            48,439
1.45%                                                --                --                 83               79                --
1.50%                                                --                --            127,133           52,871                --
1.55%                                                --               103             69,693               82                --
1.65%                                                --             1,146            148,411               --                --
1.70%                                                --                --             16,842            1,440                --
1.80%                                                --                --              2,317            1,830                --
1.90%                                                --                --                 86            2,726                --
1.95%                                                --                --                 82               79                --
2.00%                                                --                --                 85               82                --
2.05%                                                --                --                 82               79                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $12,611           $77,748         $1,305,372         $ 99,070           $48,439
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT         PUT VT GLOBAL        PUT VT            PUT VT            PUT VT
                                               DIV INC,         HLTH CARE,        GRO & INC,        GRO & INC,         HI YIELD,
SUBACCOUNT                                       CL IB             CL IB             CL IA             CL IB             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --           $    --         $       --         $  2,666           $    --
1.05%                                                --                82                 --               --                --
1.10%                                                --                --                 --               77                --
1.15%                                                --                60                 --               --                --
1.20%                                                --                82                 --               --                --
1.25%                                                --                80                 --               67                --
1.30%                                                --                59                 --               93                --
1.35%                                                --                59                 --           20,068                --
1.40%                                            61,471                80             55,440          149,540            64,290
1.45%                                                --                --                 --               --                --
1.50%                                                --                58                 --               --                --
1.55%                                                --                58                 --               80                --
1.65%                                                --                --                 --               92                --
1.70%                                                --                57                 --               --                --
1.80%                                                --                --                 --               --                --
1.90%                                                --                --                 --               --                --
1.95%                                                --                --                 --               --                --
2.00%                                                --                --                 --               --                --
2.05%                                                --                --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $61,471           $   675         $   55,440         $172,683           $64,290
-----------------------------------------------------------------------------------------------------------------------------------





 218    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               HI YIELD,         INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,       RESEARCH,
SUBACCOUNT                                       CL IB             CL IB             CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --          $  2,808          $     --         $       78         $     68
1.05%                                                --                80                --                 78               --
1.10%                                                --               332                --                 78               80
1.15%                                                --                80                --                 77               --
1.20%                                                --                79                --                 78               --
1.25%                                                --                60                --                 78               66
1.30%                                                --                66                --                 90               66
1.35%                                                --             8,547                --                 77               66
1.40%                                            81,028             1,516            26,890              1,799               66
1.45%                                                --                --                --                 --               --
1.50%                                                --                78                --                 77               --
1.55%                                                --                65                --                 77               65
1.65%                                                --                67                --             12,421               65
1.70%                                                --                78                --                 77               --
1.80%                                                --                --                --                 --               --
1.90%                                                --                --                --                 --               --
1.95%                                                --                --                --                 --               --
2.00%                                                --                --                --                 --               --
2.05%                                                --                --                --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $81,028          $ 13,856          $ 26,890         $   15,085         $    542
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT              VP                VP                VP
                                              SM CAP VAL,        VOYAGER,            AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                       CL IB             CL IB             CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                           $    --          $     --          $ 95,269         $       11         $ 40,720
1.05%                                                83                --                11          2,453,008               11
1.10%                                                --                --                --                 --               --
1.15%                                            11,197                --                11            110,032               11
1.20%                                                82                --                11          2,169,848          335,951
1.25%                                                82                --                11            713,974               11
1.30%                                             8,617                --                11             10,292               11
1.35%                                            11,680                --                11          1,011,559               11
1.40%                                             9,484           134,286                11          1,327,878          100,401
1.45%                                                --                --                11                 11               11
1.50%                                            14,748                --                11            705,405               10
1.55%                                             9,957                --           320,141                 11               11
1.65%                                                --                --                --                 --               --
1.70%                                                80                --                10            885,747               11
1.80%                                                --                --                11                 11               11
1.90%                                                --                --                11             53,606               11
1.95%                                                --                --                11                 11               11
2.00%                                                --                --                11                 11               11
2.05%                                                --                --                11                 11               11
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $66,010          $134,286          $415,574         $9,441,426         $477,225
-----------------------------------------------------------------------------------------------------------------------------------





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    219

                                                  VP             VP DAVIS            VP GS
                                               CONSERV,         NY VENTURE,      MID CAP VAL,         VP MOD,           VP MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       11        $        11       $       11        $  435,108        $        11
1.05%                                            563,448              8,184               84                11          6,381,027
1.10%                                                 --                 --               --                --                 --
1.15%                                            110,310              1,769               60                11            105,439
1.20%                                            758,166                 10               82         1,176,592          3,883,310
1.25%                                            692,629              4,412               81           304,216          2,148,421
1.30%                                                 11             12,694               59                11             11,697
1.35%                                             23,533              8,901               59            64,688          2,847,182
1.40%                                            593,338                 10               81                11          2,981,018
1.45%                                                 11                 11               11           132,848                 11
1.50%                                            903,479              2,104               58                11          3,146,964
1.55%                                            220,327                 83           18,127           608,537          1,393,471
1.65%                                                 --                 --               --                --                 --
1.70%                                            180,445             36,303           16,048         2,987,872          4,388,509
1.80%                                                 11                142               64           391,154                 11
1.90%                                            102,730                 83               63                11          1,028,184
1.95%                                                 11                 11               11                11                 11
2.00%                                                 11                141               63                11                 11
2.05%                                                 11                 11               11                11                 11
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $4,148,482        $    74,880       $   34,973        $6,101,114        $28,315,288
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP                VP                VP                VP             VP PTNRS
                                               MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,       SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  294,483        $        11       $  511,262        $       11        $     4,039
1.05%                                                 11          2,674,280               11           528,044                 88
1.10%                                                 --                 --               --                --                363
1.15%                                                 11            553,835               11                11            239,627
1.20%                                            621,251          3,779,420           61,361           939,492                 88
1.25%                                            138,213          1,608,038               11            95,446                 95
1.30%                                             70,846          1,197,862               11                11            245,084
1.35%                                                 11          3,104,885          322,621            65,606            359,500
1.40%                                                 11          1,265,989               11           231,451              4,532
1.45%                                            167,034                 11          115,622                11                 11
1.50%                                            130,445          3,182,290               11           147,221            336,631
1.55%                                                 11          1,196,675          107,073            88,287             10,068
1.65%                                                 --                 --               --                --                 11
1.70%                                          2,708,828          3,852,188          129,787         1,244,045             52,413
1.80%                                            110,698                 11          698,646                11              2,241
1.90%                                                 11            308,465               11            33,794                 70
1.95%                                             67,548                 11               11                11                 11
2.00%                                                 11                 11               11                11                 69
2.05%                                                 11                 11               11                11                 11
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $4,309,434        $22,723,993       $1,946,482        $3,373,474        $ 1,254,952
-----------------------------------------------------------------------------------------------------------------------------------





 220    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                          WANGER            WANGER
SUBACCOUNT                                                                 INTL               USA
                                                                     ----------------------------------
1.00%                                                                   $      118         $    131
1.05%                                                                        1,971            2,008
1.10%                                                                           --               --
1.15%                                                                      206,093          131,228
1.20%                                                                          118              131
1.25%                                                                        1,358              706
1.30%                                                                      222,230          162,786
1.35%                                                                      270,297          166,195
1.40%                                                                       12,114              131
1.45%                                                                          119              131
1.50%                                                                      293,484          177,640
1.55%                                                                       20,242            5,429
1.65%                                                                           --               --
1.70%                                                                       31,951           21,278
1.80%                                                                          118              130
1.90%                                                                          118              130
1.95%                                                                          118              130
2.00%                                                                          118              130
2.05%                                                                          118              131
-------------------------------------------------------------------------------------------------------
Total                                                                   $1,060,685         $668,445
-------------------------------------------------------------------------------------------------------






9. FINANCIAL HIGHLIGHTS


The following is a summary for each period in the five year period ended Dec. 31, 2011 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.



                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
AB VPS BAL WEALTH STRATEGY, CL B
2011                   196          $1.06  to  $1.04          $208         2.24%      1.00%   to  1.70%   (4.02%)   to   (4.68%)
2010                   289          $1.11  to  $1.09          $319         2.50%      1.00%   to  1.70%    9.20%    to    8.44%
2009                   292          $1.01  to  $1.00          $295         0.90%      1.00%   to  1.70%   23.21%    to   22.36%
2008                   290          $0.82  to  $0.82          $239            --      1.00%   to  1.70%  (17.72%)(6)to  (17.87%)(6)
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL THEMATIC GRO, CL B
2011                   95           $1.35  to  $0.95          $126         0.35%      1.00%   to  2.05%  (24.17%)   to  (24.97%)
2010                   102          $1.78  to  $1.26          $180         1.96%      1.00%   to  2.05%   17.40%    to   25.60%(7)
2009                   102          $1.51  to  $0.76          $153            --      1.00%   to  2.00%   51.62%    to   50.11%
2008                   132          $1.00  to  $0.51          $130            --      1.00%   to  2.00%  (47.99%)   to  (48.51%)
2007                   130          $1.92  to  $0.99          $248            --      1.00%   to  2.00%   18.70%    to   (2.33%)(5)
------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2011                   219          $1.54  to  $1.21          $326         1.13%      1.00%   to  2.05%    5.02%    to    3.92%
2010                   396          $1.46  to  $1.16          $563            --      1.00%   to  2.05%   11.68%    to   15.67%(7)
2009                   716          $1.31  to  $0.66          $910         3.58%      1.00%   to  2.00%   19.15%    to   17.97%
2008                   777          $1.10  to  $0.56          $838         1.81%      1.00%   to  2.00%  (41.28%)   to  (41.87%)
2007                   831          $1.87  to  $0.97        $1,530         1.22%      1.00%   to  2.00%    3.81%    to   (3.97%)(5)
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2011                   1,310        $0.95  to  $0.93        $1,099         4.09%      1.00%   to  2.05%  (20.24%)   to  (21.07%)
2010                   1,195        $1.19  to  $1.18        $1,261         2.28%      1.00%   to  2.05%   18.71%(7) to   18.14%(7)
2009                   3,043        $0.80  to  $0.57        $2,848         1.04%      1.05%   to  2.00%   32.96%    to   31.70%
2008                   3,536        $0.60  to  $0.43        $2,492         0.87%      1.05%   to  2.00%  (53.77%)   to  (54.21%)
2007                   2,120        $1.30  to  $0.94        $3,278         0.96%      1.05%   to  2.00%    4.47%    to   (6.97%)(5)
------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    221

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2011                   61           $1.46  to  $1.38           $85         0.09%      1.00%   to  1.65%   (4.23%)   to   (4.85%)
2010                   149          $1.52  to  $1.45          $219         0.27%      1.00%   to  1.65%    8.74%    to    8.04%
2009                   161          $1.40  to  $1.34          $219            --      1.00%   to  1.65%   35.74%    to   34.86%
2008                   198          $1.03  to  $0.99          $199            --      1.00%   to  1.65%  (40.42%)   to  (40.81%)
2007                   225          $1.73  to  $1.68          $381            --      1.00%   to  1.65%   12.48%    to   11.75%
------------------------------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
2011                   45           $1.16  to  $1.16           $52         1.55%      1.40%   to  1.40%    1.68%    to    1.68%
2010                   58           $1.14  to  $1.14           $67         1.52%      1.40%   to  1.40%   12.56%    to   12.56%
2009                   62           $1.01  to  $1.01           $63         5.18%      1.40%   to  1.40%   16.46%    to   16.46%
2008                   80           $0.87  to  $0.87           $70         2.23%      1.40%   to  1.40%  (35.50%)   to  (35.50%)
2007                   119          $1.35  to  $1.35          $161         1.92%      1.40%   to  1.40%   (1.46%)   to   (1.46%)
------------------------------------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
2011                   1,031        $1.35  to  $1.29        $1,375         4.09%      1.05%   to  1.70%   10.58%    to    9.86%
2010                   1,257        $1.22  to  $1.17        $1,517         1.69%      1.05%   to  1.70%    4.00%    to    3.33%
2009                   1,287        $1.17  to  $1.14        $1,499         1.81%      1.05%   to  1.70%    9.09%    to    8.38%
2008                   1,163        $1.08  to  $1.05        $1,245         4.95%      1.05%   to  1.70%   (2.63%)   to   (3.26%)
2007                   1,683        $1.10  to  $1.08        $1,853         4.49%      1.05%   to  1.70%    8.36%    to    7.65%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2011                   --           $0.99  to  $1.14            $1         1.24%      1.05%   to  1.70%  (13.10%)   to  (13.66%)
2010                   --           $1.14  to  $1.32            $1         2.13%      1.05%   to  1.70%   11.96%    to   11.24%
2009                   --           $1.02  to  $1.19            $1         1.89%      1.05%   to  1.70%   32.25%    to   31.39%
2008                   --           $0.77  to  $0.91            $1         0.65%      1.05%   to  1.70%  (45.47%)   to  (45.83%)
2007                   --           $1.42  to  $1.67            $1         0.53%      1.05%   to  1.70%   16.68%    to   15.92%
------------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2011                   14           $1.16  to  $1.14           $15         1.20%      1.00%   to  2.05%   (1.84%)   to   (2.86%)
2010                   14           $1.18  to  $1.18           $15         2.12%      1.00%   to  2.05%   17.53%(7) to   16.98%(7)
2009                   14           $0.86  to  $0.86           $13         2.46%      1.05%   to  2.00%   28.46%    to   27.23%
2008                   1            $0.67  to  $0.68            $1         0.05%      1.05%   to  2.00%  (25.30%)   to  (26.01%)
2007                   --           $0.90  to  $0.91            $1         0.91%      1.05%   to  2.00%  (10.40%)(4)to   (9.91%)(5)
------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2011                   1,575        $1.22  to  $1.20        $1,612            --      1.00%   to  2.05%   (0.14%)   to   (1.18%)
2010                   1,755        $1.22  to  $1.21        $1,805         0.36%      1.00%   to  2.05%   21.40%(7) to   20.82%(7)
2009                   1,976        $0.95  to  $0.78        $1,777         0.17%      1.05%   to  2.00%   33.10%    to   31.85%
2008                   1,987        $0.71  to  $0.59        $1,347            --      1.05%   to  2.00%  (42.25%)   to  (42.81%)
2007                   2,001        $1.24  to  $1.04        $2,357            --      1.05%   to  2.00%   19.57%    to    2.30%(5)
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2011                   29           $1.68  to  $1.68           $48         2.02%      1.40%   to  1.40%   (0.39%)   to   (0.39%)
2010                   41           $1.68  to  $1.68           $69         2.20%      1.40%   to  1.40%   11.85%    to   11.85%
2009                   45           $1.51  to  $1.51           $68         5.99%      1.40%   to  1.40%   18.20%    to   18.20%
2008                   56           $1.27  to  $1.27           $72         2.51%      1.40%   to  1.40%  (27.80%)   to  (27.80%)
2007                   66           $1.76  to  $1.76          $116         1.67%      1.40%   to  1.40%   (6.46%)   to   (6.46%)
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2011                   56           $1.16  to  $1.14           $63         1.90%      1.00%   to  2.05%   (0.14%)   to   (1.18%)
2010                   56           $1.16  to  $1.15           $63         2.08%      1.00%   to  2.05%   15.56%(7) to   15.01%(7)
2009                   56           $0.93  to  $0.76           $56         6.59%      1.05%   to  2.00%   18.48%    to   17.36%
2008                   111          $0.78  to  $0.65           $94         2.29%      1.05%   to  2.00%  (27.57%)   to  (28.25%)
2007                   113          $1.08  to  $0.90          $132         1.23%      1.05%   to  2.00%   (6.29%)   to  (10.89%)(5)
------------------------------------------------------------------------------------------------------------------------------




 222    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP BAL, CL 3
2011                   298          $1.25  to  $1.25          $373            --      1.40%   to  1.40%    0.97%    to    0.97%
2010                   329          $1.24  to  $1.24          $407            --      1.40%   to  1.40%   10.97%    to   10.97%
2009                   342          $1.12  to  $1.12          $381            --      1.40%   to  1.40%   22.50%    to   22.50%
2008                   390          $0.91  to  $0.91          $355         0.25%      1.40%   to  1.40%  (30.89%)   to  (30.89%)
2007                   572          $1.32  to  $1.32          $753         2.81%      1.40%   to  1.40%    0.32%    to    0.32%
------------------------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 3
2011                   911          $1.06  to  $0.97          $965         0.01%      1.00%   to  2.05%   (0.98%)   to   (2.02%)
2010                   983          $1.07  to  $0.99        $1,052         0.01%      1.00%   to  2.05%   (0.98%)   to   (0.92%)(7)
2009                   1,837        $1.08  to  $0.99        $1,953         0.05%      1.00%   to  2.00%   (0.84%)   to   (1.85%)
2008                   1,059        $1.09  to  $1.01        $1,158         2.28%      1.00%   to  2.00%    1.25%    to    0.24%
2007                   1,127        $1.08  to  $1.00        $1,229         4.72%      1.00%   to  2.00%    3.71%    to    0.47%(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 3
2011                   805          $1.35  to  $1.06        $1,092         4.67%      1.00%   to  2.05%    5.63%    to    4.53%
2010                   1,239        $1.28  to  $1.01        $1,580         2.55%      1.00%   to  2.05%    7.25%    to    1.29%(7)
2009                   6,439        $1.19  to  $1.04        $7,471         4.22%      1.00%   to  2.00%   13.28%    to   12.16%
2008                   5,770        $1.05  to  $0.93        $5,954         0.41%      1.00%   to  2.00%   (7.25%)   to   (8.17%)
2007                   5,310        $1.14  to  $1.01        $5,972         4.75%      1.00%   to  2.00%    4.15%    to    1.07%(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 3
2011                   1,577        $2.05  to  $1.12        $2,359            --      1.00%   to  2.05%   (5.95%)   to   (6.93%)
2010                   1,706        $2.18  to  $1.20        $2,749            --      1.00%   to  2.05%   15.67%    to   20.49%(7)
2009                   6,143        $1.89  to  $0.70        $7,594            --      1.00%   to  2.00%   26.19%    to   24.93%
2008                   5,510        $1.50  to  $0.56        $5,501         0.07%      1.00%   to  2.00%  (41.06%)   to  (41.65%)
2007                   3,688        $2.54  to  $0.96        $6,518         1.60%      1.00%   to  2.00%    6.94%    to   (5.67%)(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 3
2011                   538          $0.94  to  $1.24          $562            --      1.00%   to  2.05%    4.19%    to    3.10%
2010                   594          $0.90  to  $1.20          $597            --      1.00%   to  2.05%   16.17%    to   20.09%(7)
2009                   643          $0.78  to  $0.65          $559            --      1.00%   to  2.00%   22.92%    to   21.70%
2008                   642          $0.63  to  $0.54          $455         0.23%      1.00%   to  2.00%  (42.74%)   to  (43.31%)
2007                   705          $1.10  to  $0.95          $875         1.32%      1.00%   to  2.00%    1.90%    to   (6.47%)(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 3
2011                   535          $0.95  to  $0.94          $945         1.14%      1.00%   to  2.05%  (21.80%)   to  (22.62%)
2010                   486          $1.22  to  $1.21        $1,098         1.59%      1.00%   to  2.05%   21.84%(7) to   21.27%(7)
2009                   1,271        $1.45  to  $0.81        $2,249         0.35%      1.05%   to  2.00%   72.27%    to   70.62%
2008                   1,817        $0.84  to  $0.48        $1,874         0.68%      1.05%   to  2.00%  (54.19%)   to  (54.62%)
2007                   1,074        $1.84  to  $1.05        $2,471         0.60%      1.05%   to  2.00%   36.66%    to    2.39%(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 3
2011                   165          $1.11  to  $1.09          $215         7.37%      1.00%   to  2.05%    8.94%    to    7.80%
2010                   191          $1.02  to  $1.01          $228         0.30%      1.00%   to  2.05%    1.79%(7) to    1.31%(7)
2009                   3,879        $1.15  to  $1.06        $4,406         9.73%      1.05%   to  2.00%    5.72%    to    4.72%
2008                   1,839        $1.08  to  $1.01        $1,986         2.55%      1.05%   to  2.00%   (0.91%)   to   (1.84%)
2007                   1,893        $1.09  to  $1.03        $2,071         2.37%      1.05%   to  2.00%    6.80%    to    3.32%(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP HI INC, CL 2
2011                   275          $1.02  to  $1.01          $361         7.31%      1.00%   to  2.05%    5.47%    to    4.36%
2010                   301          $0.97  to  $0.96          $376         7.99%      1.00%   to  2.05%    5.32%(7) to    4.82%(7)
2009                   327          $1.15  to  $1.03          $369        10.08%      1.05%   to  2.00%   42.40%    to   41.06%
2008                   372          $0.81  to  $0.73          $296        10.58%      1.05%   to  2.00%  (25.55%)   to  (26.25%)
2007                   402          $1.08  to  $0.99          $431         6.34%      1.05%   to  2.00%    0.63%    to   (1.03%)(5)
------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    223

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 3
2011                   172          $1.13  to  $1.11          $273         8.32%      1.00%   to  2.05%    4.63%    to    3.54%
2010                   163          $1.08  to  $1.07          $250         9.29%      1.00%   to  2.05%    7.97%(7) to    7.45%(7)
2009                   183          $1.22  to  $1.08          $249         9.91%      1.05%   to  2.00%   52.24%    to   50.81%
2008                   216          $0.80  to  $0.72          $192         0.27%      1.05%   to  2.00%  (25.96%)   to  (26.66%)
2007                   229          $1.08  to  $0.98          $275         7.42%      1.05%   to  2.00%    0.82%    to   (2.19%)(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 3
2011                   96           $1.13  to  $1.11          $144         9.05%      1.00%   to  2.05%    5.22%    to    4.12%
2010                   109          $1.07  to  $1.07          $156         1.23%      1.00%   to  2.05%    7.16%(7) to    6.65%(7)
2009                   2,925        $1.22  to  $1.10        $3,579         4.70%      1.05%   to  2.00%   40.91%    to   39.58%
2008                   1,846        $0.87  to  $0.78        $1,612         0.18%      1.05%   to  2.00%  (19.66%)   to  (20.42%)
2007                   1,525        $1.08  to  $0.99        $1,665         6.90%      1.05%   to  2.00%    1.56%    to   (1.48%)(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 3
2011                   25           $1.04  to  $1.02           $28         1.35%      1.00%   to  2.05%  (13.28%)   to  (14.19%)
2010                   25           $1.19  to  $1.19           $33         1.41%      1.00%   to  2.05%   19.42%(7) to   18.86%(7)
2009                   33           $0.98  to  $0.73           $37         1.53%      1.05%   to  2.00%   26.21%    to   25.01%
2008                   41           $0.78  to  $0.58           $37         2.28%      1.05%   to  2.00%  (41.06%)   to  (41.61%)
2007                   59           $1.32  to  $1.00           $89         0.95%      1.05%   to  2.00%   11.49%    to   (2.08%)(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 3
2011                   12           $1.34  to  $1.14           $17            --      1.00%   to  2.05%   (4.18%)   to   (5.18%)
2010                   15           $1.40  to  $1.20           $22            --      1.00%   to  2.05%   16.00%    to   20.23%(7)
2009                   31           $1.21  to  $0.69           $38            --      1.00%   to  2.00%   35.63%    to   34.28%
2008                   39           $0.89  to  $0.51           $35         0.26%      1.00%   to  2.00%  (44.90%)   to  (45.45%)
2007                   40           $1.62  to  $0.94           $65         0.99%      1.00%   to  2.00%    2.04%    to   (6.82%)(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO GRO, CL 1
2011                   45           $1.20  to  $1.18           $44         0.28%      1.00%   to  2.05%   (3.60%)   to   (4.61%)
2010                   67           $1.24  to  $1.23           $69         0.18%      1.00%   to  2.05%   24.07%(7) to   23.48%(7)
2009                   5,628        $0.85  to  $0.74        $4,712         0.88%      1.05%   to  2.00%   25.34%    to   24.17%
2008                   3,949        $0.67  to  $0.60        $2,649         0.35%      1.05%   to  2.00%  (40.08%)   to  (40.65%)
2007                   2,275        $1.13  to  $1.00        $2,555         0.03%      1.05%   to  2.00%   12.45%(4) to   (1.12%)(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO INTL OPP, CL 2
2011                   3            $1.01  to  $1.00            $3         0.82%      1.00%   to  2.05%  (17.01%)   to  (17.88%)
2010                   3            $1.22  to  $1.21            $3         0.69%      1.00%   to  2.05%   21.72%(7) to   21.14%(7)
2009                   3            $0.79  to  $0.69            $3         2.05%      1.05%   to  2.00%   36.51%    to   35.21%
2008                   --           $0.58  to  $0.51            $1         1.27%      1.05%   to  2.00%  (49.02%)   to  (49.51%)
2007                   --           $1.14  to  $1.01            $1         0.13%      1.05%   to  2.00%   14.06%(4) to   (1.13%)(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 3
2011                   61           $1.09  to  $1.12           $60            --      1.05%   to  1.70%  (15.96%)   to  (16.51%)
2010                   63           $1.30  to  $1.34           $74            --      1.05%   to  1.70%   24.96%    to   24.15%
2009                   75           $1.04  to  $1.08           $71            --      1.05%   to  1.70%   61.70%    to   60.65%
2008                   89           $0.64  to  $0.67           $52         0.02%      1.05%   to  1.70%  (45.43%)   to  (45.78%)
2007                   137          $1.18  to  $1.24          $148         0.06%      1.05%   to  1.70%   12.54%    to   11.82%
------------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 3
2011                   5            $1.14  to  $1.13            $5            --      1.00%   to  2.05%   (9.40%)   to  (10.34%)
2010                   5            $1.26  to  $1.26            $6            --      1.00%   to  2.05%   26.32%(7) to   25.72%(7)
2009                   --           $0.76  to  $0.72            $1            --      1.05%   to  2.00%   39.47%    to   38.15%
2008                   --           $0.54  to  $0.52            $0            --      1.05%   to  2.00%  (45.68%)   to  (46.19%)
2007                   --           $1.00  to  $0.96            $1         0.37%      1.05%   to  2.00%   (0.42%)(4)to   (5.10%)(5)
------------------------------------------------------------------------------------------------------------------------------




 224    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP S&P 500, CL 3
2011                   650          $1.58  to  $1.17          $992            --      1.00%   to  2.05%    0.62%    to   (0.43%)
2010                   870          $1.57  to  $1.17        $1,330            --      1.00%   to  2.05%   13.57%    to   17.18%(7)
2009                   883          $1.39  to  $0.73        $1,193            --      1.00%   to  2.00%   24.75%    to   23.51%
2008                   984          $1.11  to  $0.59        $1,072         0.07%      1.00%   to  2.00%  (37.72%)   to  (38.34%)
2007                   998          $1.78  to  $0.96        $1,750         1.63%      1.00%   to  2.00%    3.97%    to   (5.19%)(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 3
2011                   --           $0.99  to  $1.03            $1            --      1.05%   to  1.70%   (2.72%)   to   (3.35%)
2010                   --           $1.01  to  $1.06            $1            --      1.05%   to  1.70%   19.26%    to   18.49%
2009                   --           $0.85  to  $0.90            $1            --      1.05%   to  1.70%   24.81%    to   24.00%
2008                   --           $0.68  to  $0.72            $0         0.07%      1.05%   to  1.70%  (40.09%)   to  (40.47%)
2007                   --           $1.14  to  $1.21            $1         1.37%      1.05%   to  1.70%   (1.51%)   to   (2.13%)
------------------------------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 3
2011                   938          $1.10  to  $0.99        $1,010         0.89%      1.00%   to  2.05%    0.38%    to   (0.67%)
2010                   1,080        $1.10  to  $1.00        $1,164         0.83%      1.00%   to  2.05%    1.98%    to   (0.25%)(7)
2009                   1,776        $1.08  to  $1.00        $1,884         2.84%      1.00%   to  2.00%    4.48%    to    3.44%
2008                   1,464        $1.03  to  $0.96        $1,494         0.14%      1.00%   to  2.00%   (3.61%)   to   (4.57%)
2007                   1,350        $1.07  to  $1.01        $1,435         4.18%      1.00%   to  2.00%    4.27%    to    0.87%(5)
------------------------------------------------------------------------------------------------------------------------------

COL VP SM CAP VAL, CL 2
2011                   30           $1.17  to  $1.16           $37         0.89%      1.00%   to  2.05%   (7.06%)   to   (8.03%)
2010                   42           $1.26  to  $1.26           $55         1.97%      1.00%   to  2.05%   25.41%(7) to   24.82%(7)
2009                   3,451        $0.95  to  $0.82        $3,462         1.00%      1.05%   to  2.00%   23.69%    to   22.53%
2008                   2,518        $0.77  to  $0.67        $2,051         0.50%      1.05%   to  2.00%  (28.91%)   to  (29.58%)
2007                   1,818        $1.08  to  $0.95        $2,084         0.10%      1.05%   to  2.00%   (3.60%)   to   (6.76%)(5)
------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2011                   3            $1.10  to  $1.08            $4         2.45%      1.00%   to  2.05%  (13.52%)   to  (14.42%)
2010                   3            $1.27  to  $1.26            $4         8.32%      1.00%   to  2.05%   27.46%(7) to   26.84%(7)
2009                   --           $0.86  to  $0.80            $1        11.05%      1.05%   to  2.00%   18.23%    to   17.10%
2008                   --           $0.72  to  $0.68            $1         1.59%      1.05%   to  2.00%  (34.42%)   to  (35.05%)
2007                   --           $1.10  to  $1.05            $1         5.55%      1.05%   to  2.00%   10.54%(4) to    5.19%(5)
------------------------------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
2011                   17           $1.05  to  $1.13           $20         0.37%      1.05%   to  1.70%   (0.84%)   to   (1.48%)
2010                   32           $1.06  to  $1.14           $38         0.92%      1.05%   to  1.70%   25.63%    to   24.81%
2009                   35           $0.84  to  $0.92           $33         1.02%      1.05%   to  1.70%   33.93%    to   33.04%
2008                   31           $0.63  to  $0.69           $22         0.78%      1.05%   to  1.70%  (41.07%)   to  (41.44%)
2007                   29           $1.07  to  $1.18           $34         0.30%      1.05%   to  1.70%    0.31%    to   (0.32%)
------------------------------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
2011                   277          $1.30  to  $1.23          $351            --      1.05%   to  1.70%   (9.00%)   to   (9.59%)
2010                   295          $1.43  to  $1.36          $412            --      1.05%   to  1.70%   28.30%    to   27.47%
2009                   378          $1.11  to  $1.07          $412         0.19%      1.05%   to  1.70%   55.42%    to   54.42%
2008                   439          $0.72  to  $0.69          $309            --      1.05%   to  1.70%  (41.86%)   to  (42.24%)
2007                   436          $1.23  to  $1.20          $529            --      1.05%   to  1.70%   13.24%    to   12.50%
------------------------------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
2011                   7            $1.25  to  $1.26           $11         1.49%      1.05%   to  1.70%    7.61%    to    6.91%
2010                   7            $1.17  to  $1.18           $10         1.89%      1.05%   to  1.70%   13.84%    to   13.11%
2009                   7            $1.02  to  $1.04            $9         2.31%      1.05%   to  1.70%   20.95%    to   20.17%
2008                   7            $0.85  to  $0.87            $8         1.71%      1.05%   to  1.70%  (30.46%)   to  (30.91%)
2007                   7            $1.22  to  $1.25           $11         1.33%      1.05%   to  1.70%    5.73%    to    5.04%
------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    225

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2011                   --           $1.00  to  $0.99            $1         1.85%      1.00%   to  2.05%  (15.75%)   to  (16.64%)
2010                   --           $1.19  to  $1.19            $1         1.24%      1.00%   to  2.05%   18.81%(7) to   18.25%(7)
2009                   --           $0.77  to  $0.70            $1         6.50%      1.05%   to  2.00%   23.59%    to   22.42%
2008                   6            $0.62  to  $0.57            $4         1.56%      1.05%   to  2.00%  (42.96%)   to  (43.50%)
2007                   6            $1.10  to  $1.02            $7            --      1.05%   to  2.00%    9.88%(4) to    0.86%(5)
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2011                   --           $0.92  to  $0.90            $1         1.84%      1.00%   to  2.05%  (19.57%)   to  (20.41%)
2010                   --           $1.14  to  $1.14            $1         1.37%      1.00%   to  2.05%   13.76%(7) to   13.22%(7)
2009                   --           $0.95  to  $0.76            $1         3.70%      1.05%   to  2.00%   29.29%    to   28.08%
2008                   --           $0.74  to  $0.60            $1         2.20%      1.05%   to  2.00%  (38.13%)   to  (38.72%)
2007                   --           $1.19  to  $0.97            $1         1.32%      1.05%   to  2.00%    2.83%    to   (2.95%)(5)
------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2011                   64           $1.06  to  $1.04           $93         4.24%      1.00%   to  2.05%    1.53%    to    0.47%
2010                   68           $1.04  to  $1.04           $96         4.02%      1.00%   to  2.05%    4.36%(7) to    3.87%(7)
2009                   1,880        $1.02  to  $1.00        $1,899         4.77%      1.05%   to  2.00%   42.80%    to   41.46%
2008                   1,281        $0.71  to  $0.71          $911         5.74%      1.05%   to  2.00%  (27.90%)   to  (28.58%)
2007                   926          $0.99  to  $0.99          $919         6.34%      1.05%   to  2.00%   (1.36%)(4)to   (0.89%)(5)
------------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2011                   4,737        $1.91  to  $1.14        $7,728         0.75%      1.00%   to  2.05%   (3.75%)   to   (4.75%)
2010                   5,461        $1.98  to  $1.20        $9,408         0.98%      1.00%   to  2.05%   15.76%    to   19.13%(7)
2009                   6,689        $1.71  to  $0.75        $9,681         1.09%      1.00%   to  2.00%   34.12%    to   32.79%
2008                   8,726        $1.28  to  $0.56        $9,221         0.83%      1.00%   to  2.00%  (43.26%)   to  (43.82%)
2007                   8,157        $2.25  to  $1.00       $15,528         0.73%      1.00%   to  2.00%   16.13%    to   (1.04%)(5)
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
2011                   330          $1.57  to  $1.08          $501         0.12%      1.00%   to  1.70%   (1.03%)   to   (1.71%)
2010                   376          $1.59  to  $1.09          $580         0.03%      1.00%   to  1.70%   22.63%    to   21.77%
2009                   389          $1.29  to  $0.90          $491         0.20%      1.00%   to  1.70%   26.69%    to   25.80%
2008                   394          $1.02  to  $0.71          $394         0.60%      1.00%   to  1.70%  (47.83%)   to  (48.20%)
2007                   387          $1.96  to  $1.38          $744         0.38%      1.00%   to  1.70%   25.39%    to   24.52%
------------------------------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
2011                   1,080        $1.07  to  $1.05        $1,401         2.89%      1.00%   to  2.05%    5.98%    to    4.88%
2010                   1,202        $1.01  to  $1.01        $1,476         2.09%      1.00%   to  2.05%    1.20%(7) to    0.73%(7)
2009                   3,443        $1.17  to  $1.08        $3,980         8.50%      1.05%   to  2.00%   14.26%    to   13.19%
2008                   2,989        $1.03  to  $0.96        $3,035         3.87%      1.05%   to  2.00%   (4.47%)   to   (5.37%)
2007                   3,228        $1.08  to  $1.01        $3,441         2.86%      1.05%   to  2.00%    2.99%    to    1.20%(5)
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2011                   977          $2.52  to  $1.08        $2,133         0.02%      1.00%   to  2.05%  (11.74%)   to  (12.66%)
2010                   1,184        $2.86  to  $1.24        $3,045         0.09%      1.00%   to  2.05%   27.29%    to   22.89%(7)
2009                   2,649        $2.24  to  $0.79        $4,671         0.45%      1.00%   to  2.00%   38.36%    to   36.99%
2008                   3,047        $1.62  to  $0.58        $3,849         0.25%      1.00%   to  2.00%  (40.21%)   to  (40.80%)
2007                   2,467        $2.71  to  $0.97        $5,611         0.49%      1.00%   to  2.00%   14.19%    to   (4.02%)(5)
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2011                   320          $1.78  to  $0.99          $509         1.16%      1.00%   to  2.05%  (18.16%)   to  (19.02%)
2010                   331          $2.17  to  $1.22          $654         1.22%      1.00%   to  2.05%   11.71%    to   22.46%(7)
2009                   330          $1.95  to  $0.68          $580         1.96%      1.00%   to  2.00%   24.96%    to   23.73%
2008                   354          $1.56  to  $0.55          $504         2.35%      1.00%   to  2.00%  (44.52%)   to  (45.07%)
2007                   376          $2.81  to  $1.00          $982         2.80%      1.00%   to  2.00%   15.88%    to   (1.13%)(5)
------------------------------------------------------------------------------------------------------------------------------




 226    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2011                   56           $1.39  to  $1.35           $78         7.57%      1.00%   to  1.65%   (6.59%)   to   (7.19%)
2010                   119          $1.49  to  $1.46          $174         2.78%      1.00%   to  1.65%   19.77%    to   18.99%
2009                   121          $1.25  to  $1.22          $149        12.56%      1.00%   to  1.65%   17.90%    to   17.13%
2008                   154          $1.06  to  $1.04          $162         1.04%      1.00%   to  1.65%  (42.97%)   to  (43.34%)
2007                   171          $1.85  to  $1.84          $314         2.29%      1.00%   to  1.65%  (21.65%)   to  (22.17%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
2011                   4            $1.11  to  $1.09            $6         5.74%      1.00%   to  2.05%    1.37%    to    0.31%
2010                   4            $1.09  to  $1.09            $6         7.03%      1.00%   to  2.05%    9.12%(7) to    8.61%(7)
2009                   1            $1.07  to  $0.89            $2         7.97%      1.05%   to  2.00%   34.19%    to   32.91%
2008                   2            $0.80  to  $0.67            $2         5.04%      1.05%   to  2.00%  (30.40%)   to  (31.05%)
2007                   1            $1.15  to  $0.97            $3         3.29%      1.05%   to  2.00%    2.67%    to   (3.02%)(5)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
2011                   --           $1.14  to  $1.18            $1         1.51%      1.05%   to  1.70%    4.89%    to    4.21%
2010                   --           $1.08  to  $1.13            $1         1.60%      1.05%   to  1.70%   19.38%    to   18.61%
2009                   --           $0.91  to  $0.95            $1         1.46%      1.05%   to  1.70%   16.13%    to   15.37%
2008                   --           $0.78  to  $0.82            $1         1.81%      1.05%   to  1.70%  (27.86%)   to  (28.33%)
2007                   --           $1.08  to  $1.15            $1         2.35%      1.05%   to  1.70%   (3.71%)   to   (4.34%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2011                   194          $2.25  to  $2.12          $425         0.71%      1.00%   to  1.65%   (4.72%)   to   (5.33%)
2010                   251          $2.36  to  $2.24          $579         0.73%      1.00%   to  1.65%   26.95%    to   26.12%
2009                   239          $1.86  to  $1.78          $435         1.63%      1.00%   to  1.65%   27.87%    to   27.04%
2008                   263          $1.45  to  $1.40          $376         1.18%      1.00%   to  1.65%  (33.68%)   to  (34.11%)
2007                   288          $2.19  to  $2.12          $621         0.63%      1.00%   to  1.65%   (3.36%)   to   (3.99%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
2011                   555          $1.92  to  $1.16        $1,028            --      1.00%   to  1.70%   (5.78%)   to   (6.43%)
2010                   572          $2.04  to  $1.24        $1,128            --      1.00%   to  1.70%   26.36%    to   25.47%
2009                   575          $1.61  to  $0.98          $900            --      1.00%   to  1.70%   42.15%    to   41.15%
2008                   625          $1.14  to  $0.70          $694            --      1.00%   to  1.70%  (43.07%)   to  (43.47%)
2007                   624          $2.00  to  $1.23        $1,221            --      1.00%   to  1.70%   10.13%    to    9.36%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2011                   1,323        $1.57  to  $1.09        $2,011         2.30%      1.00%   to  1.70%   (2.03%)   to   (2.70%)
2010                   1,803        $1.60  to  $1.12        $2,805         1.60%      1.00%   to  1.70%   10.09%    to    9.32%
2009                   1,955        $1.46  to  $1.03        $2,760         1.90%      1.00%   to  1.70%   24.80%    to   23.92%
2008                   2,361        $1.17  to  $0.83        $2,672         3.01%      1.00%   to  1.70%  (37.73%)   to  (38.17%)
2007                   2,604        $1.87  to  $1.34        $4,755         1.58%      1.00%   to  1.70%    2.44%    to    1.73%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2011                   302          $1.91  to  $1.84          $568         1.72%      1.00%   to  1.65%  (11.52%)   to  (12.09%)
2010                   366          $2.16  to  $2.09          $781         1.91%      1.00%   to  1.65%    7.33%    to    6.63%
2009                   363          $2.02  to  $1.96          $724         3.03%      1.00%   to  1.65%   35.68%    to   34.80%
2008                   326          $1.49  to  $1.46          $481         2.44%      1.00%   to  1.65%  (40.97%)   to  (41.36%)
2007                   344          $2.52  to  $2.48          $862         1.94%      1.00%   to  1.65%   14.30%    to   13.56%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL BOND, CL 2
2011                   385          $1.06  to  $1.04          $635         5.67%      1.00%   to  2.05%   (1.86%)   to   (2.89%)
2010                   409          $1.08  to  $1.07          $689         0.58%      1.00%   to  2.05%    8.27%(7) to    7.76%(7)
2009                   2,265        $1.45  to  $1.22        $3,314        14.56%      1.05%   to  2.00%   17.44%    to   16.33%
2008                   2,015        $1.23  to  $1.05        $2,524         3.77%      1.05%   to  2.00%    5.10%    to    4.11%
2007                   2,194        $1.17  to  $1.01        $2,627         2.84%      1.05%   to  2.00%    9.84%    to    0.65%(5)
------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    227

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
2011                   --           $1.06  to  $1.05            $1         1.26%      1.00%   to  2.05%   (7.90%)   to   (8.86%)
2010                   --           $1.15  to  $1.15            $1         1.13%      1.00%   to  2.05%   15.13%(7) to   14.59%(7)
2009                   --           $0.88  to  $0.70            $1         3.16%      1.05%   to  2.00%   29.73%    to   28.50%
2008                   --           $0.68  to  $0.55            $1         1.78%      1.05%   to  2.00%  (42.92%)   to  (43.46%)
2007                   --           $1.19  to  $0.97            $1         1.24%      1.05%   to  2.00%    1.28%    to   (3.86%)(5)
------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2011                   800          $1.16  to  $1.14        $1,005         0.78%      1.00%   to  2.05%   (7.31%)   to   (8.28%)
2010                   845          $1.25  to  $1.24        $1,149         0.48%      1.00%   to  2.05%   23.57%(7) to   22.98%(7)
2009                   2,185        $0.95  to  $0.78        $2,296         1.80%      1.05%   to  2.00%   31.76%    to   30.51%
2008                   2,379        $0.72  to  $0.59        $1,902         1.14%      1.05%   to  2.00%  (37.71%)   to  (38.31%)
2007                   2,196        $1.16  to  $0.96        $2,839         0.87%      1.05%   to  2.00%    2.12%    to   (4.88%)(5)
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2011                   --           $1.21  to  $1.19            $1         1.79%      1.00%   to  2.05%    3.01%    to    1.93%
2010                   --           $1.18  to  $1.17            $1         1.85%      1.00%   to  2.05%   16.51%(7) to   15.96%(7)
2009                   --           $0.70  to  $0.69            $1         2.17%      1.05%   to  2.00%   19.89%    to   18.74%
2008                   --           $0.59  to  $0.58            $1         1.67%      1.05%   to  2.00%  (37.67%)   to  (38.24%)
2007                   --           $0.94  to  $0.94            $1         1.90%      1.05%   to  2.00%   (6.02%)(4)to   (6.94%)(5)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI VAL OPP, SER II
2011                   514          $1.32  to  $0.81          $589         0.64%      1.00%   to  1.70%   (4.35%)   to   (5.02%)
2010                   618          $1.38  to  $0.85          $753         0.36%      1.00%   to  1.70%    5.88%    to    5.14%
2009                   636          $1.30  to  $0.81          $739         1.23%      1.00%   to  1.70%   46.27%    to   45.25%
2008                   636          $0.89  to  $0.56          $503         0.54%      1.00%   to  1.70%  (52.38%)   to  (52.72%)
2007                   597          $1.87  to  $1.18        $1,009         0.33%      1.00%   to  1.70%    0.35%    to   (0.35%)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2011                   --           $1.11  to  $1.09            $1            --      1.00%   to  2.05%   (9.03%)   to   (9.98%)
2010                   --           $1.21  to  $1.21            $2         0.60%      1.00%   to  2.05%   20.85%(7) to   20.28%(7)
2009                   --           $0.71  to  $0.65            $1         0.29%      1.05%   to  2.00%   19.46%    to   18.32%
2008                   --           $0.60  to  $0.55            $1            --      1.05%   to  2.00%  (43.23%)   to  (43.76%)
2007                   --           $1.05  to  $0.97            $2            --      1.05%   to  2.00%    4.54%(4) to   (3.72%)(5)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2011                   63           $1.74  to  $1.12          $110            --      1.00%   to  2.05%   (8.29%)   to   (9.25%)
2010                   88           $1.89  to  $1.23          $166            --      1.00%   to  2.05%   17.29%    to   22.04%(7)
2009                   85           $1.61  to  $0.69          $136            --      1.00%   to  2.00%   40.58%    to   39.18%
2008                   87           $1.15  to  $0.50           $99            --      1.00%   to  2.00%  (47.66%)   to  (48.17%)
2007                   87           $2.19  to  $0.96          $190            --      1.00%   to  2.00%    9.44%    to   (5.35%)(5)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2011                   331          $1.27  to  $1.27          $419         0.96%      1.40%   to  1.40%   (1.45%)   to   (1.45%)
2010                   365          $1.28  to  $1.28          $469         0.98%      1.40%   to  1.40%    8.03%    to    8.03%
2009                   391          $1.19  to  $1.19          $465         1.82%      1.40%   to  1.40%   26.52%    to   26.52%
2008                   444          $0.94  to  $0.94          $417         1.97%      1.40%   to  1.40%  (31.12%)   to  (31.12%)
2007                   591          $1.36  to  $1.36          $806         1.04%      1.40%   to  1.40%    6.61%    to    6.61%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER II
2011                   8            $1.08  to  $1.04            $9         0.77%      1.00%   to  1.65%   (1.29%)   to   (1.92%)
2010                   8            $1.09  to  $1.06            $9         0.80%      1.00%   to  1.65%    8.16%    to    7.46%
2009                   9            $1.01  to  $0.99           $10         1.73%      1.00%   to  1.65%   26.70%    to   25.89%
2008                   8            $0.80  to  $0.78            $7         2.01%      1.00%   to  1.65%  (31.02%)   to  (31.46%)
2007                   7            $1.16  to  $1.14            $9         0.97%      1.00%   to  1.65%    6.80%    to    6.10%
------------------------------------------------------------------------------------------------------------------------------




 228    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
2011                   11           $1.14  to  $1.13           $12            --      1.00%   to  2.05%    2.69%    to    1.62%
2010                   11           $1.11  to  $1.11           $11            --      1.00%   to  2.05%   10.85%(7) to   10.33%(7)
2009                   11           $0.92  to  $0.89           $11         0.18%      1.05%   to  2.00%   26.06%    to   24.87%
2008                   --           $0.73  to  $0.71            $1            --      1.05%   to  2.00%  (29.54%)   to  (30.19%)
2007                   --           $1.03  to  $1.02            $1            --      1.05%   to  2.00%    3.06%(4) to    1.03%(5)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER I
2011                   24           $1.50  to  $1.50           $35         1.59%      1.40%   to  1.40%   (8.04%)   to   (8.04%)
2010                   26           $1.63  to  $1.63           $42         2.13%      1.40%   to  1.40%   11.30%    to   11.30%
2009                   35           $1.46  to  $1.46           $51         1.43%      1.40%   to  1.40%   33.36%    to   33.36%
2008                   53           $1.10  to  $1.10           $59         0.49%      1.40%   to  1.40%  (41.21%)   to  (41.21%)
2007                   77           $1.87  to  $1.87          $143         0.38%      1.40%   to  1.40%   13.12%    to   13.12%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2011                   47           $1.07  to  $1.06           $40         1.19%      1.00%   to  2.05%   (7.92%)   to   (8.88%)
2010                   59           $1.17  to  $1.16           $55         0.11%      1.00%   to  2.05%   16.32%(7) to   15.77%(7)
2009                   4,393        $0.82  to  $0.75        $3,574         1.89%      1.05%   to  2.00%   33.50%    to   32.24%
2008                   1,991        $0.61  to  $0.57        $1,218         0.63%      1.05%   to  2.00%  (41.17%)   to  (41.73%)
2007                   1,069        $1.05  to  $0.97        $1,114         0.89%      1.05%   to  2.00%    4.47%(4) to   (3.84%)(5)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI MID CAP CORE EQ, SER II
2011                   69           $1.12  to  $1.17           $83         0.09%      1.05%   to  1.70%   (7.48%)   to   (8.08%)
2010                   70           $1.21  to  $1.27           $92         0.34%      1.05%   to  1.70%   12.59%    to   11.86%
2009                   73           $1.08  to  $1.13           $85         1.09%      1.05%   to  1.70%   28.50%    to   27.67%
2008                   73           $0.84  to  $0.89           $66         1.24%      1.05%   to  1.70%  (29.43%)   to  (29.88%)
2007                   91           $1.19  to  $1.27          $117         0.05%      1.05%   to  1.70%    8.14%    to    7.43%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI COMSTOCK, SER II
2011                   2,783        $1.14  to  $1.13        $2,872         1.35%      1.00%   to  2.05%   (3.08%)   to   (4.09%)
2010                   2,990        $1.18  to  $1.17        $3,194         0.17%      1.00%   to  2.05%   17.23%(7) to   16.67%(7)
2009                   4,987        $0.88  to  $0.74        $4,601         4.50%      1.05%   to  2.00%   27.07%    to   25.87%
2008                   5,459        $0.69  to  $0.59        $3,968         2.14%      1.05%   to  2.00%  (36.47%)   to  (37.07%)
2007                   4,790        $1.09  to  $0.94        $5,521         1.58%      1.05%   to  2.00%   (3.35%)   to   (7.53%)(5)
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
2011                   273          $2.03  to  $2.03          $554         2.40%      1.40%   to  1.40%    0.23%    to    0.23%
2010                   372          $2.02  to  $2.02          $753         2.85%      1.40%   to  1.40%    6.88%    to    6.88%
2009                   420          $1.89  to  $1.89          $795         2.85%      1.40%   to  1.40%   24.14%    to   24.14%
2008                   653          $1.53  to  $1.53          $997         2.42%      1.40%   to  1.40%  (17.01%)   to  (17.01%)
2007                   1,090        $1.84  to  $1.84        $2,003         2.40%      1.40%   to  1.40%    8.99%    to    8.99%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2011                   43           $1.10  to  $1.08           $39         0.42%      1.00%   to  2.05%   (6.47%)   to   (7.46%)
2010                   64           $1.17  to  $1.17           $62         0.01%      1.00%   to  2.05%   16.72%(7) to   16.17%(7)
2009                   4,863        $0.85  to  $0.78        $4,083         0.38%      1.05%   to  2.00%   34.59%    to   33.32%
2008                   4,080        $0.63  to  $0.58        $2,555         0.65%      1.05%   to  2.00%  (40.50%)   to  (41.06%)
2007                   2,815        $1.06  to  $0.99        $2,972         0.70%      1.05%   to  2.00%    5.92%(4) to   (1.83%)(5)
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLD, INST
2011                   127          $1.02  to  $1.02          $129         0.59%      1.40%   to  1.40%  (14.94%)   to  (14.94%)
2010                   133          $1.20  to  $1.20          $160         0.61%      1.40%   to  1.40%   14.23%    to   14.23%
2009                   154          $1.05  to  $1.05          $161         1.39%      1.40%   to  1.40%   35.79%    to   35.79%
2008                   189          $0.77  to  $0.77          $146         1.09%      1.40%   to  1.40%  (45.43%)   to  (45.43%)
2007                   299          $1.41  to  $1.41          $423         0.72%      1.40%   to  1.40%    8.10%    to    8.10%
------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    229

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
2011                   --           $1.30  to  $1.28            $1            --      1.00%   to  2.05%    0.38%    to   (0.67%)
2010                   --           $1.29  to  $1.29            $1            --      1.00%   to  2.05%   29.12%(7) to   28.50%(7)
2009                   --           $0.86  to  $0.80            $1            --      1.05%   to  2.00%   41.28%    to   39.95%
2008                   --           $0.61  to  $0.57            $1            --      1.05%   to  2.00%  (41.33%)   to  (41.88%)
2007                   --           $1.03  to  $0.99            $1            --      1.05%   to  2.00%    3.26%(4) to   (3.18%)(5)
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2011                   99           $1.55  to  $1.12          $152         0.27%      1.00%   to  1.70%   (0.63%)   to   (1.32%)
2010                   194          $1.56  to  $1.14          $298         0.29%      1.00%   to  1.70%   11.04%    to   10.27%
2009                   211          $1.41  to  $1.03          $292         0.45%      1.00%   to  1.70%   37.71%    to   36.74%
2008                   225          $1.02  to  $0.76          $227         0.29%      1.00%   to  1.70%  (37.61%)   to  (38.04%)
2007                   240          $1.64  to  $1.22          $389         0.08%      1.00%   to  1.70%    9.91%    to    9.15%
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2011                   141          $2.01  to  $1.34          $273            --      1.00%   to  1.70%  (11.38%)   to  (12.00%)
2010                   186          $2.26  to  $1.53          $407            --      1.00%   to  1.70%   34.59%    to   33.65%
2009                   180          $1.68  to  $1.14          $294            --      1.00%   to  1.70%   61.30%    to   60.17%
2008                   186          $1.04  to  $0.71          $189            --      1.00%   to  1.70%  (40.12%)   to  (40.54%)
2007                   188          $1.74  to  $1.20          $319            --      1.00%   to  1.70%    1.23%    to    0.51%
------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2011                   1,421        $1.46  to  $1.09        $2,020         2.33%      1.00%   to  2.05%    0.58%    to   (0.47%)
2010                   1,891        $1.45  to  $1.09        $2,683         2.57%      1.00%   to  2.05%    8.54%    to    8.86%(7)
2009                   1,936        $1.34  to  $0.86        $2,540         3.56%      1.00%   to  2.00%   16.55%    to   15.39%
2008                   2,161        $1.15  to  $0.75        $2,441         2.90%      1.00%   to  2.00%  (23.09%)   to  (23.86%)
2007                   2,389        $1.49  to  $0.98        $3,518         2.42%      1.00%   to  2.00%    2.90%    to   (2.94%)(5)
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2011                   56           $3.11  to  $1.22          $148         2.95%      1.00%   to  2.05%    5.45%    to    4.35%
2010                   66           $2.95  to  $1.17          $180         2.90%      1.00%   to  2.05%   12.38%    to   15.57%(7)
2009                   62           $2.63  to  $0.83          $156         6.02%      1.00%   to  2.00%   31.55%    to   30.24%
2008                   73           $2.00  to  $0.64          $145         1.20%      1.00%   to  2.00%  (38.43%)   to  (39.04%)
2007                   49           $3.24  to  $1.04          $159         0.78%      1.00%   to  2.00%   26.28%    to    2.91%(5)
------------------------------------------------------------------------------------------------------------------------------

MS UIF GLOBAL REAL EST, CL II
2011                   60           $1.08  to  $1.06           $42         3.39%      1.00%   to  2.05%  (11.04%)   to  (11.97%)
2010                   19           $1.21  to  $1.21           $16         0.63%      1.00%   to  2.05%   19.80%(7) to   19.24%(7)
2009                   1,096        $0.66  to  $0.66          $714         0.02%      1.05%   to  2.00%   39.94%    to   38.62%
2008                   1,461        $0.47  to  $0.48          $682         2.63%      1.05%   to  2.00%  (44.93%)   to  (45.46%)
2007                   583          $0.85  to  $0.88          $496         0.34%      1.05%   to  2.00%  (14.49%)(4)to  (13.56%)(5)
------------------------------------------------------------------------------------------------------------------------------

MS UIF MID CAP GRO, CL II
2011                   --           $1.16  to  $1.14            $2         0.24%      1.00%   to  2.05%   (8.10%)   to   (9.06%)
2010                   --           $1.26  to  $1.26            $2            --      1.00%   to  2.05%   25.72%(7) to   25.13%(7)
2009                   --           $0.92  to  $0.80            $1            --      1.05%   to  2.00%   55.72%    to   54.25%
2008                   --           $0.59  to  $0.52            $1         0.70%      1.05%   to  2.00%  (47.37%)   to  (47.88%)
2007                   --           $1.13  to  $0.99            $1            --      1.05%   to  2.00%   12.51%(4) to   (2.32%)(5)
------------------------------------------------------------------------------------------------------------------------------

MS UIF U.S. REAL EST, CL II
2011                   36           $1.05  to  $1.35           $51         0.53%      1.05%   to  1.70%    4.56%    to    3.89%
2010                   38           $1.01  to  $1.30           $51         1.95%      1.05%   to  1.70%   28.17%    to   27.35%
2009                   45           $0.79  to  $1.02           $48         2.98%      1.05%   to  1.70%   27.15%    to   26.34%
2008                   52           $0.62  to  $0.81           $43         2.67%      1.05%   to  1.70%  (38.71%)   to  (39.09%)
2007                   42           $1.01  to  $1.33           $57         0.95%      1.05%   to  1.70%  (18.14%)   to  (18.68%)
------------------------------------------------------------------------------------------------------------------------------




 230    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
2011                   117          $1.32  to  $1.32          $155         0.37%      1.40%   to  1.40%   (2.52%)   to   (2.52%)
2010                   133          $1.36  to  $1.36          $181         0.18%      1.40%   to  1.40%    7.90%    to    7.90%
2009                   144          $1.26  to  $1.26          $181         0.34%      1.40%   to  1.40%   42.51%    to   42.51%
2008                   198          $0.88  to  $0.88          $175         0.16%      1.40%   to  1.40%  (46.28%)   to  (46.28%)
2007                   320          $1.64  to  $1.64          $526         0.23%      1.40%   to  1.40%   12.55%    to   12.55%
------------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
2011                   2,156        $1.45  to  $1.15        $2,829         0.11%      1.00%   to  2.05%   (2.35%)   to   (3.37%)
2010                   2,463        $1.49  to  $1.19        $3,342            --      1.00%   to  2.05%    8.06%    to   18.13%(7)
2009                   2,502        $1.38  to  $0.73        $3,150         0.01%      1.00%   to  2.00%   42.72%    to   41.30%
2008                   2,711        $0.96  to  $0.51        $2,390            --      1.00%   to  2.00%  (46.20%)   to  (46.74%)
2007                   2,758        $1.79  to  $0.97        $4,570         0.01%      1.00%   to  2.00%   12.72%    to   (4.66%)(5)
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2011                   190          $2.12  to  $1.06          $378         1.07%      1.00%   to  2.05%   (9.44%)   to  (10.38%)
2010                   247          $2.34  to  $1.18          $546         1.18%      1.00%   to  2.05%   14.55%    to   17.64%(7)
2009                   235          $2.04  to  $0.76          $452         2.03%      1.00%   to  2.00%   37.97%    to   36.59%
2008                   256          $1.48  to  $0.56          $359         1.29%      1.00%   to  2.00%  (40.93%)   to  (41.52%)
2007                   274          $2.51  to  $0.95          $653         1.15%      1.00%   to  2.00%    5.02%    to   (6.14%)(5)
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SRV
2011                   2,286        $1.59  to  $1.05        $3,400         2.95%      1.00%   to  2.05%   (0.35%)   to   (1.39%)
2010                   2,833        $1.60  to  $1.06        $4,273        12.14%      1.00%   to  2.05%   13.63%    to    6.38%(7)
2009                   6,588        $1.41  to  $0.99        $8,378         0.23%      1.00%   to  2.00%   17.23%    to   16.05%
2008                   6,301        $1.20  to  $0.86        $6,955         4.75%      1.00%   to  2.00%  (15.34%)   to  (16.18%)
2007                   6,605        $1.42  to  $1.02        $8,728         3.01%      1.00%   to  2.00%    8.46%    to    2.22%(5)
------------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
2011                   32           $0.39  to  $0.39           $13         9.09%      1.40%   to  1.40%   (3.69%)   to   (3.69%)
2010                   41           $0.41  to  $0.41           $17         6.88%      1.40%   to  1.40%   13.22%    to   13.22%
2009                   50           $0.36  to  $0.36           $18            --      1.40%   to  1.40%   23.58%    to   23.58%
2008                   66           $0.29  to  $0.29           $19         8.12%      1.40%   to  1.40%  (78.97%)   to  (78.97%)
2007                   144          $1.39  to  $1.39          $200         7.66%      1.40%   to  1.40%   (1.50%)   to   (1.50%)
------------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
2011                   198          $0.40  to  $0.37           $78        10.12%      1.00%   to  1.65%   (3.52%)   to   (4.15%)
2010                   258          $0.41  to  $0.39          $105         5.08%      1.00%   to  1.65%   13.31%    to   12.57%
2009                   191          $0.36  to  $0.35           $69            --      1.00%   to  1.65%   24.70%    to   23.89%
2008                   196          $0.29  to  $0.28           $56         8.02%      1.00%   to  1.65%  (78.79%)   to  (78.93%)
2007                   213          $1.37  to  $1.33          $286         5.71%      1.00%   to  1.65%   (1.46%)   to   (2.11%)
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM MID CAP VA, SERV
2011                   709          $2.13  to  $1.17        $1,305         0.41%      1.00%   to  2.05%   (3.35%)   to   (4.36%)
2010                   863          $2.21  to  $1.22        $1,686         0.43%      1.00%   to  2.05%   21.83%    to   21.25%(7)
2009                   1,171        $1.81  to  $0.77        $1,905         0.64%      1.00%   to  2.00%   35.52%    to   34.18%
2008                   1,220        $1.34  to  $0.57        $1,478         0.28%      1.00%   to  2.00%  (38.62%)   to  (39.23%)
2007                   1,251        $2.18  to  $0.94        $2,483         0.16%      1.00%   to  2.00%   (2.38%)   to   (7.86%)(5)
------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2011                   86           $1.07  to  $1.06           $99         7.38%      1.00%   to  2.05%    0.91%    to   (0.13%)
2010                   98           $1.06  to  $1.06          $113         4.47%      1.00%   to  2.05%    6.44%(7) to    5.94%(7)
2009                   2,394        $1.04  to  $0.99        $2,461         6.47%      1.05%   to  2.00%   20.16%    to   19.01%
2008                   3,194        $0.86  to  $0.83        $2,743         6.14%      1.05%   to  2.00%  (16.79%)   to  (17.58%)
2007                   2,635        $1.04  to  $1.01        $2,730        12.08%      1.05%   to  2.00%    3.70%(4) to    0.46%(5)
------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    231

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
2011                   30           $1.63  to  $1.63           $48        10.07%      1.40%   to  1.40%   (4.37%)   to   (4.37%)
2010                   32           $1.71  to  $1.71           $54        13.70%      1.40%   to  1.40%   11.45%    to   11.45%
2009                   40           $1.53  to  $1.53           $61         7.62%      1.40%   to  1.40%   52.68%    to   52.68%
2008                   50           $1.00  to  $1.00           $50         6.60%      1.40%   to  1.40%  (31.96%)   to  (31.96%)
2007                   69           $1.48  to  $1.48          $102         5.08%      1.40%   to  1.40%    2.74%    to    2.74%
------------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
2011                   37           $1.67  to  $1.67           $61         9.67%      1.40%   to  1.40%   (4.51%)   to   (4.51%)
2010                   39           $1.75  to  $1.75           $69        15.92%      1.40%   to  1.40%   11.11%    to   11.11%
2009                   63           $1.57  to  $1.57           $99         7.78%      1.40%   to  1.40%   53.20%    to   53.20%
2008                   96           $1.03  to  $1.03           $98         6.87%      1.40%   to  1.40%  (31.78%)   to  (31.78%)
2007                   158          $1.50  to  $1.50          $238         5.42%      1.40%   to  1.40%    2.68%    to    2.68%
------------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2011                   --           $1.07  to  $1.13            $1         3.47%      1.05%   to  1.70%   (2.21%)   to   (2.85%)
2010                   --           $1.09  to  $1.16            $1         1.89%      1.05%   to  1.70%    1.40%    to    0.74%
2009                   --           $1.07  to  $1.15            $1        11.03%      1.05%   to  1.70%   24.69%    to   23.89%
2008                   --           $0.86  to  $0.93            $1            --      1.05%   to  1.70%  (17.94%)   to  (18.47%)
2007                   --           $1.05  to  $1.14            $1         0.78%      1.05%   to  1.70%   (1.64%)   to   (2.29%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
2011                   46           $1.22  to  $1.22           $55         1.54%      1.40%   to  1.40%   (5.77%)   to   (5.77%)
2010                   52           $1.29  to  $1.29           $67         1.79%      1.40%   to  1.40%   13.12%    to   13.12%
2009                   63           $1.14  to  $1.14           $71         3.95%      1.40%   to  1.40%   28.35%    to   28.35%
2008                   124          $0.89  to  $0.89          $110         2.72%      1.40%   to  1.40%  (39.42%)   to  (39.42%)
2007                   176          $1.47  to  $1.47          $258         1.67%      1.40%   to  1.40%   (7.11%)   to   (7.11%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
2011                   162          $1.37  to  $1.29          $173         1.24%      1.00%   to  1.65%   (5.59%)   to   (6.20%)
2010                   184          $1.45  to  $1.38          $209         1.62%      1.00%   to  1.65%   13.24%    to   12.50%
2009                   210          $1.28  to  $1.22          $214         2.77%      1.00%   to  1.65%   28.52%    to   27.69%
2008                   288          $1.00  to  $0.96          $228         2.36%      1.00%   to  1.65%  (39.31%)   to  (39.71%)
2007                   515          $1.64  to  $1.59          $669         1.40%      1.00%   to  1.65%   (6.98%)   to   (7.58%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
2011                   38           $1.70  to  $1.70           $64         8.01%      1.40%   to  1.40%    0.44%    to    0.44%
2010                   40           $1.70  to  $1.70           $68         7.25%      1.40%   to  1.40%   12.95%    to   12.95%
2009                   48           $1.50  to  $1.50           $73        10.59%      1.40%   to  1.40%   48.23%    to   48.23%
2008                   56           $1.01  to  $1.01           $56        10.34%      1.40%   to  1.40%  (27.04%)   to  (27.04%)
2007                   88           $1.39  to  $1.39          $123         8.05%      1.40%   to  1.40%    1.87%    to    1.87%
------------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2011                   45           $1.82  to  $1.82           $81         7.71%      1.40%   to  1.40%    0.35%    to    0.35%
2010                   46           $1.81  to  $1.81           $83         7.85%      1.40%   to  1.40%   12.46%    to   12.46%
2009                   54           $1.61  to  $1.61           $86        10.74%      1.40%   to  1.40%   48.10%    to   48.10%
2008                   70           $1.09  to  $1.09           $76        10.27%      1.40%   to  1.40%  (27.10%)   to  (27.10%)
2007                   96           $1.49  to  $1.49          $143         8.30%      1.40%   to  1.40%    1.36%    to    1.36%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2011                   9            $1.48  to  $0.93           $14         3.33%      1.00%   to  1.70%  (17.76%)   to  (18.33%)
2010                   41           $1.80  to  $1.14           $72         3.74%      1.00%   to  1.70%    8.93%    to    8.18%
2009                   46           $1.66  to  $1.05           $75            --      1.00%   to  1.70%   23.39%    to   22.53%
2008                   59           $1.34  to  $0.86           $78         2.13%      1.00%   to  1.70%  (44.51%)   to  (44.89%)
2007                   59           $2.42  to  $1.56          $142         4.22%      1.00%   to  1.70%    7.28%    to    6.53%
------------------------------------------------------------------------------------------------------------------------------




 232    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IA
2011                   24           $1.14  to  $1.14           $27         0.40%      1.40%   to  1.40%   (6.20%)   to   (6.20%)
2010                   25           $1.22  to  $1.22           $31         0.59%      1.40%   to  1.40%   18.21%    to   18.21%
2009                   32           $1.03  to  $1.03           $33         0.67%      1.40%   to  1.40%   30.64%    to   30.64%
2008                   33           $0.79  to  $0.79           $26         0.35%      1.40%   to  1.40%  (39.47%)   to  (39.47%)
2007                   57           $1.30  to  $1.30           $74         0.17%      1.40%   to  1.40%    4.54%    to    4.54%
------------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IB
2011                   13           $1.06  to  $1.05           $15         0.25%      1.00%   to  1.70%   (6.02%)   to   (6.68%)
2010                   23           $1.13  to  $1.13           $26            --      1.00%   to  1.70%   13.01%(8) to   12.80%(8)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

PUT VT RESEARCH, CL IB
2011                   --           $1.46  to  $1.38            $1         1.12%      1.00%   to  1.65%   (2.72%)   to   (3.35%)
2010                   6            $1.50  to  $1.42            $9         1.02%      1.00%   to  1.65%   15.21%    to   14.47%
2009                   6            $1.30  to  $1.24            $8         1.10%      1.00%   to  1.65%   31.85%    to   31.00%
2008                   6            $0.99  to  $0.95            $6         0.20%      1.00%   to  1.65%  (39.16%)   to  (39.56%)
2007                   --           $1.62  to  $1.57            $1         0.40%      1.00%   to  1.65%   (0.45%)   to   (1.09%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
2011                   67           $0.89  to  $0.98           $66         0.50%      1.05%   to  1.70%   (5.72%)   to   (6.33%)
2010                   72           $0.95  to  $1.05           $76         0.29%      1.05%   to  1.70%   24.66%    to   23.86%
2009                   102          $0.76  to  $0.85           $87         2.02%      1.05%   to  1.70%   30.15%    to   29.32%
2008                   119          $0.58  to  $0.65           $78         1.47%      1.05%   to  1.70%  (39.99%)   to  (40.38%)
2007                   109          $0.97  to  $1.10          $120         0.91%      1.05%   to  1.70%  (13.64%)   to  (14.20%)
------------------------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
2011                   116          $1.15  to  $1.15          $134            --      1.40%   to  1.40%  (18.99%)   to  (18.99%)
2010                   137          $1.43  to  $1.43          $195         1.31%      1.40%   to  1.40%   19.12%    to   19.12%
2009                   169          $1.20  to  $1.20          $202         0.89%      1.40%   to  1.40%   61.62%    to   61.62%
2008                   230          $0.74  to  $0.74          $171            --      1.40%   to  1.40%  (37.91%)   to  (37.91%)
2007                   410          $1.19  to  $1.19          $489            --      1.40%   to  1.40%    4.05%    to    4.05%
------------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 2
2011                   386          $1.12  to  $1.10          $416            --      1.00%   to  2.05%   (4.06%)   to   (5.06%)
2010                   598          $1.17  to  $1.16          $672            --      1.00%   to  2.05%   16.59%(7) to   16.04%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 4
2011                   8,804        $1.12  to  $1.10        $9,441            --      1.00%   to  2.05%   (3.88%)   to   (4.88%)
2010                   10,578       $1.17  to  $1.16       $11,834            --      1.00%   to  2.05%   16.59%(7) to   16.04%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 2
2011                   448          $1.07  to  $1.06          $477            --      1.00%   to  2.05%    2.21%    to    1.15%
2010                   319          $1.05  to  $1.04          $333            --      1.00%   to  2.05%    4.94%(7) to    4.44%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    233

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

VP CONSERV, CL 4
2011                   3,908        $1.07  to  $1.06        $4,148            --      1.00%   to  2.05%    2.21%    to    1.15%
2010                   3,945        $1.05  to  $1.05        $4,110            --      1.00%   to  2.05%    5.04%(7) to    4.55%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2011                   92           $1.11  to  $1.10           $75            --      1.00%   to  2.05%   (4.46%)   to   (5.46%)
2010                   75           $1.16  to  $1.16           $65            --      1.00%   to  2.05%   16.45%(7) to   15.90%(7)
2009                   6,018        $0.78  to  $0.76        $4,680            --      1.05%   to  2.00%   29.96%    to   28.73%
2008                   3,490        $0.60  to  $0.59        $2,096         0.03%      1.05%   to  2.00%  (39.22%)   to  (39.81%)
2007                   2,150        $0.99  to  $0.98        $2,130         1.10%      1.05%   to  2.00%   (0.81%)(4)to   (3.53%)(5)
------------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2011                   30           $1.14  to  $1.12           $35            --      1.00%   to  2.05%   (7.37%)   to   (8.33%)
2010                   --           $1.23  to  $1.22            $1            --      1.00%   to  2.05%   22.98%(7) to   22.40%(7)
2009                   --           $0.98  to  $0.79            $1            --      1.05%   to  2.00%   35.20%    to   33.92%
2008                   --           $0.72  to  $0.59            $1            --      1.05%   to  2.00%  (37.35%)   to  (37.94%)
2007                   --           $1.15  to  $0.95            $1         1.08%      1.05%   to  2.00%    4.92%    to   (6.56%)(5)
------------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 2
2011                   5,663        $1.10  to  $1.08        $6,101            --      1.00%   to  2.05%   (0.72%)   to   (1.76%)
2010                   4,784        $1.11  to  $1.10        $5,220            --      1.00%   to  2.05%   10.83%(7) to   10.30%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 4
2011                   26,223       $1.10  to  $1.08       $28,315            --      1.00%   to  2.05%   (0.63%)   to   (1.67%)
2010                   26,510       $1.11  to  $1.10       $28,907            --      1.00%   to  2.05%   10.83%(7) to   10.30%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 2
2011                   4,000        $1.11  to  $1.09        $4,309            --      1.00%   to  2.05%   (2.40%)   to   (3.42%)
2010                   3,015        $1.14  to  $1.13        $3,351            --      1.00%   to  2.05%   13.67%(7) to   13.13%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 4
2011                   21,051       $1.11  to  $1.09       $22,724            --      1.00%   to  2.05%   (2.31%)   to   (3.33%)
2010                   22,200       $1.14  to  $1.13       $24,626            --      1.00%   to  2.05%   13.66%(7) to   13.12%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 2
2011                   1,814        $1.09  to  $1.07        $1,946            --      1.00%   to  2.05%    0.85%    to   (0.20%)
2010                   1,247        $1.08  to  $1.07        $1,335            --      1.00%   to  2.05%    7.76%(7) to    7.24%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------




 234    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 4
2011                   3,144        $1.09  to  $1.07        $3,373            --      1.00%   to  2.05%    0.94%    to   (0.11%)
2010                   3,995        $1.08  to  $1.07        $4,267            --      1.00%   to  2.05%    7.75%(7) to    7.24%(7)
2009                   --              --         --            --            --      --             --      --             --
2008                   --              --         --            --            --      --             --      --             --
2007                   --              --         --            --            --      --             --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2011                   780          $2.23  to  $1.15        $1,255            --      1.00%   to  2.05%   (5.40%)   to   (6.39%)
2010                   803          $2.36  to  $1.23        $1,386            --      1.00%   to  2.05%   23.20%    to   22.62%(7)
2009                   926          $1.91  to  $0.83        $1,308            --      1.00%   to  2.00%   35.19%    to   33.85%
2008                   978          $1.42  to  $0.62        $1,033         0.11%      1.00%   to  2.00%  (32.25%)   to  (32.93%)
2007                   1,062        $2.09  to  $0.93        $1,671         0.82%      1.00%   to  2.00%   (5.85%)   to   (8.85%)(5)
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2011                   641          $1.03  to  $1.01        $1,061         4.79%      1.00%   to  2.05%  (15.47%)   to  (16.36%)
2010                   631          $1.22  to  $1.21        $1,239         1.65%      1.00%   to  2.05%   21.78%(7) to   21.20%(7)
2009                   1,939        $1.13  to  $0.76        $2,718         3.84%      1.05%   to  2.00%   48.22%    to   46.81%
2008                   2,419        $0.76  to  $0.52        $2,302         0.88%      1.05%   to  2.00%  (46.17%)   to  (46.68%)
2007                   1,515        $1.42  to  $0.97        $2,757         0.83%      1.05%   to  2.00%   15.09%    to   (4.03%)(5)
------------------------------------------------------------------------------------------------------------------------------

WANGER USA
2011                   547          $1.23  to  $1.21          $668            --      1.00%   to  2.05%   (4.45%)   to   (5.45%)
2010                   612          $1.29  to  $1.28          $786            --      1.00%   to  2.05%   28.07%(7) to   27.46%(7)
2009                   1,813        $0.95  to  $0.80        $1,832            --      1.05%   to  2.00%   40.74%    to   39.41%
2008                   1,660        $0.67  to  $0.57        $1,203            --      1.05%   to  2.00%  (40.32%)   to  (40.88%)
2007                   1,334        $1.13  to  $0.97        $1,634            --      1.05%   to  2.00%    4.28%    to   (4.98%)(5)
------------------------------------------------------------------------------------------------------------------------------







   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.


   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

   (4) New subaccount operations commenced on May 1, 2007.
   (5) New subaccount operations commenced on Oct. 1, 2007.
   (6) New subaccount operations commenced on Sept. 26, 2008.
   (7) New subaccount operations commenced on July 19, 2010.
   (8) New subaccount operations commenced on Sept. 24, 2010.





                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    235

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheet of RiverSource Life Insurance Co. of New York (the "Company") as of December 31, 2011, and the related statements of income, cash flows and shareholder's equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of the Company as of and for each of the two years in the period ended as of December 31, 2010 were audited by other auditors whose report dated April 15, 2011 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2011 financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2011, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

                                             /s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2012

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2011          2010

ASSETS
Investments:
Available-for-Sale -- Fixed maturities, at fair value (amortized
cost: 2011, $1,683,189; 2010, $1,689,097)                               $1,836,161    $1,803,588
Commercial mortgage loans, at cost (less allowance for loan losses:
2011, $2,038; 2010, $2,538)                                                153,293       167,851
Policy loans                                                                37,367        36,484
Other investments                                                              204           233
-------------------------------------------------------------------------------------------------
    Total investments                                                    2,027,025     2,008,156
Cash and cash equivalents                                                   82,180        66,199
Reinsurance recoverables                                                    92,289        83,260
Other receivables                                                            7,066         6,172
Accrued investment income                                                   21,863        22,033
Deferred acquisition costs                                                 223,942       227,688
Deferred sales inducement costs                                             21,222        23,947
Other assets                                                                94,454        27,365
Separate account assets                                                  3,413,475     3,448,487
-------------------------------------------------------------------------------------------------
Total assets                                                            $5,983,516    $5,913,307
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,982,142    $1,900,657
Policy claims and other policyholders' funds                                 6,753         7,308
Deferred income taxes, net                                                  36,140        33,902
Other liabilities                                                          100,732        52,312
Separate account liabilities                                             3,413,475     3,448,487
-------------------------------------------------------------------------------------------------
Total liabilities                                                        5,539,242     5,442,666
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,659       106,632
Retained earnings                                                          277,305       318,148
Accumulated other comprehensive income, net of tax                          58,310        43,861
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                 444,274       470,641
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                              $5,983,516    $5,913,307
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

REVENUES
Premiums                                                         $ 23,703      $ 26,406      $ 25,064
Net investment income                                             103,556       107,072       103,079
Policy and contract charges                                        86,822        78,833        65,350
Other revenues                                                     15,743        12,976        11,985
Net realized investment gains                                         643         1,646         2,045
-------------------------------------------------------------------------------------------------------
    Total revenues                                                230,467       226,933       207,523
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   66,362        54,540        21,649
Interest credited to fixed accounts                                54,370        59,135        59,629
Amortization of deferred acquisition costs                         23,825         7,694        11,950
Other insurance and operating expenses                             37,575        34,631        32,045
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   182,132       156,000       125,273
-------------------------------------------------------------------------------------------------------
Pretax income                                                      48,335        70,933        82,250
Income tax provision                                               10,601        18,663        25,848
-------------------------------------------------------------------------------------------------------
Net income                                                       $ 37,734      $ 52,270      $ 56,402
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                     $  1,443      $  1,882      $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities       (2,587)         (275)       (4,975)
  Portion of gain (loss) recognized in other comprehensive
  income                                                            1,787            39          (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (800)         (236)       (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                    $    643      $  1,646      $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $  37,734     $  52,270     $  56,402
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Depreciation, amortization and accretion, net                       (573)       (1,006)       (1,205)
  Deferred income tax expense (benefit)                             (5,542)        6,789         7,335
  Contractholder and policyholder charges, non-cash                (16,856)      (16,958)      (16,537)
  Net realized investment gains                                     (1,143)       (2,332)       (8,148)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment gains                   500           686         6,105
Change in operating assets and liabilities:
  Deferred acquisition costs, net                                   (1,358)      (15,595)      (15,221)
  Deferred sales inducement costs, net                               2,220        (2,116)       (2,264)
  Other investments                                                     29          (120)          (26)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               16,043        19,362        17,535
  Policy claims and other policyholders' funds                        (555)          409        (1,441)
  Reinsurance recoverables                                          (9,378)       (9,039)       (4,800)
  Other receivables                                                   (789)         (442)          (71)
  Accrued investment income                                            170           191        (4,573)
  Derivatives collateral, net                                       43,520         8,290       (43,930)
  Other assets and liabilities, net                                    226        13,391       (22,138)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 64,248        53,780       (32,977)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               31,571        66,692       309,903
  Maturities, sinking fund payments and calls                      199,365       191,306       214,089
  Purchases                                                       (216,391)     (261,851)     (783,421)
Proceeds from repayments of commercial mortgage loans               15,299        15,685        25,944
Funding of commercial mortgage loans                                (2,127)           --           (44)
Proceeds from sale of other investment                               1,350            --            --
Purchase of land, buildings, equipment and software                     --            --           (42)
Change in policy loans, net                                           (883)         (736)          478
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                 28,184        11,096      (233,093)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           88,870        96,826       269,006
  Net transfers from (to) separate accounts                          2,756       (74,249)       16,997
  Surrenders and other benefits                                    (77,709)      (76,215)     (124,858)
Deferred premium options, net                                      (11,818)       (6,305)       (1,447)
Tax adjustment on share-based incentive compensation plan               27            (2)          (12)
Cash dividend to RiverSource Life Insurance Company                (78,577)      (28,234)           --
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                (76,451)      (88,179)      159,686
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                15,981       (23,303)     (106,384)
Cash and cash equivalents at beginning of period                    66,199        89,502       195,886
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                       $  82,180     $  66,199     $  89,502
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  12,023     $  18,588     $     619
  Interest paid on borrowings under repurchase agreements               --            86            --


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2009                    $2,000       $106,646      $236,963        $(63,644)      $281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                   2,000        106,634       294,112          30,225        432,971
Comprehensive income:
  Net income                                       --             --        52,270              --         52,270
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          13,919         13,919
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (283)          (283)
                                                                                                       ------------
Total comprehensive income                                                                                 65,906
Tax adjustment on share-based incentive
compensation plan                                  --             (2)           --              --             (2)
Cash dividends to RiverSource Life
Insurance Company                                  --             --       (28,234)             --        (28,234)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2010                   2,000        106,632       318,148          43,861        470,641
Comprehensive income:
  Net income                                       --             --        37,734              --         37,734
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          15,421         15,421
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (972)          (972)
                                                                                                       ------------
Total comprehensive income                                                                                 52,183
Tax adjustment on share-based incentive
compensation plan                                  --             27            --              --             27
Cash dividends to RiverSource Life
Insurance Company                                  --             --       (78,577)             --        (78,577)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2011                  $2,000       $106,659      $277,305        $ 58,310       $444,274
===================================================================================================================




See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the "Company") is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (the Company's primary regulator) as reconciled in Note 13. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principle products include variable deferred annuities and variable universal life ("VUL") insurance, which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life ("UL") insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. VUL insurance combines the premium and death benefit flexibility of UL with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account" as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 20, 2012, the date the financial statements were available to be issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

FINANCING RECEIVABLES

Commercial Mortgage Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property would be recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care ("LTC") and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

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The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives. The fair value of these embedded derivatives is included in future policy benefits and the changes in the fair value are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and UL contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts,

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make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company's Statements of Income. Separate account assets are reported at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") option provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts with GMWB and GMAB provisions and, until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a

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material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

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Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for UL insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

INCOME TAXES
Beginning in 2010, taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies.

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Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS
Receivables
In April 2011, the Financial Accounting Standards Board ("FASB") updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in 2011. The adoption did not have any effect on the Company's financial condition and results of operations. See Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in 2011. The adoption did not impact the Company's financial condition and results of operations. See Note 11 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. The adoption did not impact the Company's financial condition and results of operations.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). The Company adopted the standard in 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for the required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on

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a retrospective basis. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Comprehensive Income
In June 2011, the FASB updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders' equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The standard is to be applied retrospectively. The adoption of the standard will not impact the Company's financial condition and results of operations.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The Company retrospectively adopted the standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax at January 1, 2012.

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2011
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,111,888     $122,055      $ (5,658)    $1,228,285      $    --
Residential mortgage backed securities              218,956       11,358        (6,004)       224,310       (2,003)
Commercial mortgage backed securities               201,865       13,409            --        215,274           --
State and municipal obligations                      86,592       14,082            --        100,674           --
Asset backed securities                              53,286        3,462          (374)        56,374           --
U.S. government and agencies obligations              6,808          159           (10)         6,957           --
Foreign government bonds and obligations              3,794          512           (19)         4,287           --
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  Total                                          $1,683,189     $165,037      $(12,065)    $1,836,161      $(2,003)
====================================================================================================================


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                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,097,502     $ 90,116       $(3,924)    $1,183,694       $   1
Commercial mortgage backed securities               224,135       14,437          (117)       238,455          --
Residential mortgage backed securities              212,480       12,425        (3,284)       221,621        (150)
Asset backed securities                              63,023        4,056          (344)        66,735          --
State and municipal obligations                      78,513        1,742        (1,318)        78,937          --
U.S. government and agencies obligations              9,465          195           (20)         9,640          --
Foreign government bonds and obligations              3,979          527            --          4,506          --
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  Total                                          $1,689,097     $123,498       $(9,007)    $1,803,588       $(149)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2011 and 2010, fixed maturity securities comprised approximately 91% and 90%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2011 and 2010, approximately $72.9 million and $70.7 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ----------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
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AAA                                      $  419,944    $  451,021         24%      $  447,163    $  477,886         26%
AA                                          106,426       118,091          6          120,768       124,707          7
A                                           260,218       285,900         16          275,272       291,515         16
BBB                                         783,338       873,970         48          738,745       805,948         45
Below investment grade                      113,263       107,179          6          107,149       103,532          6
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  Total fixed maturities                 $1,683,189    $1,836,161        100%      $1,689,097    $1,803,588        100%
==========================================================================================================================



At December 31, 2011 and 2010, approximately 37% and 32%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2011
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $ 92,451       $(3,707)         1          $ 9,263       $(1,951)        37
Residential mortgage
  backed securities           9           19,446          (984)        12           18,970        (5,020)        21
Asset backed
  securities                  1            8,600           (82)         3            2,051          (292)         4
U.S. government and
  agencies
  obligations                --               --            --          1            4,497           (10)         1
Foreign government
  bonds and
  obligations                 2              527           (19)        --               --            --          2
------------------------------------------------------------------------------------------------------------------------
  Total                      48         $121,024       $(4,792)        17          $34,781       $(7,273)        65
========================================================================================================================

                             DECEMBER 31, 2011
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $101,714      $ (5,658)
Residential mortgage
  backed securities         38,416        (6,004)
Asset backed
  securities                10,651          (374)
U.S. government and
  agencies
  obligations                4,497           (10)
Foreign government
  bonds and
  obligations                  527           (19)
--------------------------------------------------
  Total                   $155,805      $(12,065)
==================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $109,372       $(2,478)         5          $12,394       $(1,446)        41
Residential mortgage
  backed securities           1            6,618           (52)        12           17,528        (3,232)        13
Commercial mortgage
  backed securities           2            9,372          (117)        --               --            --          2
Asset backed
  securities                  1              961           (56)         3            3,782          (288)         4
State and municipal
  obligations                16           37,141        (1,318)        --               --            --         16
U.S. government and
  agencies
  obligations                 1            6,808           (20)        --               --            --          1
------------------------------------------------------------------------------------------------------------------------
  Total                      57         $170,272       $(4,041)        20          $33,704       $(4,966)        77
========================================================================================================================

                             DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $121,766       $(3,924)
Residential mortgage
  backed securities         24,146        (3,284)
Commercial mortgage
  backed securities          9,372          (117)
Asset backed
  securities                 4,743          (344)
State and municipal
  obligations               37,141        (1,318)
U.S. government and
  agencies
  obligations                6,808           (20)
--------------------------------------------------
  Total                   $203,976       $(9,007)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Beginning balance                                                 $1,927        $1,894        $ 1,892
Credit losses for which an other-than-temporary impairment
  was not previously recognized                                      646            --            496
Credit losses for which an other-than-temporary impairment
  was previously recognized                                          154            33            861
Reductions for securities sold during the period (realized)           --            --         (1,355)
-------------------------------------------------------------------------------------------------------
Ending balance                                                    $2,727        $1,927        $ 1,894
=======================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                                GAINS       DEFERRED        GAINS
(IN THOUSANDS)                                                (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2009                                    $(97,915)     $ 34,271      $(63,644)
Cumulative effect of accounting change                          (1,149)          402          (747)(1)
Net unrealized securities gains arising during the
period(3)                                                      184,164       (64,458)      119,706
Reclassification of net gains included in net income            (2,943)        1,030        (1,913)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (35,705)       12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                    46,452       (16,227)       30,225(2)
Net unrealized securities gains arising during the
period(3)                                                       60,672       (21,235)       39,437
Reclassification of net gains included in net income            (2,096)          734        (1,362)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (37,550)       13,111       (24,439)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                    67,478       (23,617)       43,861(2)
Net unrealized securities gains arising during the
period(3)                                                       39,159       (13,706)       25,453
Reclassification of net gains included in net income              (678)          237          (441)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (16,251)        5,688       (10,563)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2011                                  $ 89,708      $(31,398)     $ 58,310(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) Includes $(1.1) million, $(78) thousand and $(28) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2011, 2010 and 2009, respectively.
(3) Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                   $2,036        $2,636        $11,098
Gross realized investment losses                                    (558)         (304)        (2,950)
Other-than-temporary impairments                                    (800)         (236)        (5,205)


Other-than-temporary impairments for the year ended December 31, 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. Other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries.

Available-for-Sale securities by contractual maturity at December 31, 2011 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   78,703    $   79,742
Due after one year through five years                                      410,958       428,561
Due after five years through 10 years                                      460,163       511,217
Due after 10 years                                                         259,258       320,683
-------------------------------------------------------------------------------------------------
                                                                         1,209,082     1,340,203
Residential mortgage backed securities                                     218,956       224,310
Commercial mortgage backed securities                                      201,865       215,274
Asset backed securities                                                     53,286        56,374
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,683,189    $1,836,161
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2011 and 2010, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 95,378      $ 97,524      $ 91,198
Income on commercial mortgage loans                                 9,496        10,560        11,716
Income on policy loans and other investments                        2,042         2,167         3,056
-------------------------------------------------------------------------------------------------------
                                                                  106,916       110,251       105,970
Less: investment expenses                                           3,360         3,179         2,891
-------------------------------------------------------------------------------------------------------
  Total                                                          $103,556      $107,072      $103,079
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $678         $2,096        $2,943
Commercial mortgage loans                                           (36)          (450)         (900)
Cash equivalents                                                      1             --             2
-------------------------------------------------------------------------------------------------------
  Total                                                            $643         $1,646        $2,045
=======================================================================================================



5. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

ALLOWANCE FOR LOAN LOSSES
The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
Beginning balance                                                         $2,538        $2,088
  Charge-offs                                                               (500)           --
  Provisions                                                                  --           450
-------------------------------------------------------------------------------------------------
Ending balance                                                            $2,038        $2,538
=================================================================================================
Individually evaluated for impairment                                     $   --        $  500
Collectively evaluated for impairment                                      2,038         2,038


The recorded investment in financing receivables by impairment method was as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2011
-------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
Individually evaluated for impairment                                    $     --      $  5,398
Collectively evaluated for impairment                                     155,331       164,991
-------------------------------------------------------------------------------------------------
Total                                                                    $155,331      $170,389
=================================================================================================



As of December 31, 2011 and 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was nil and $3.5 million, respectively.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

CREDIT QUALITY INFORMATION
Nonperforming loans, which are generally loans 90 days or more past due, were nil and $1.9 million as of December 31, 2011 and 2010, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 3% of total commercial mortgage loans as of December 31, 2011 and 2010, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)        LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
South Atlantic                          $ 34,768          23%        $   --       $ 35,563          21%         $ --
East North Central                        26,527          17             --         29,896          18            --
Pacific                                   22,107          14             --         24,725          14            --
Mountain                                  21,795          14          2,400         25,656          15            --
Middle Atlantic                           17,138          11             --         18,285          11           100
New England                               14,503           9             --         15,795           9            --
East South Central                         9,524           6             --         10,955           6            --
West South Central                         4,868           3             --          5,073           3            --
West North Central                         4,101           3             --          4,441           3            --
                                      ----------------------------------------------------------------------------------
                                         155,331         100%        $2,400        170,389         100%         $100
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses            2,038                                     2,538
                                      ------------                              ------------
  Total                                 $153,293                                  $167,851
========================================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)        LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
Industrial                              $ 42,582          27%        $1,300       $ 46,065          27%         $ --
Office                                    42,358          27          1,100         47,015          28           100
Retail                                    38,676          25             --         44,079          26            --
Apartments                                22,650          15             --         23,714          14            --
Hotel                                      4,020           3             --          4,274           2            --
Mixed Use                                  2,958           2             --          3,068           2            --
Other                                      2,087           1             --          2,174           1            --
                                      ----------------------------------------------------------------------------------
                                         155,331         100%        $2,400        170,389         100%         $100
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses            2,038                                     2,538
                                      ------------                              ------------
  Total                                 $153,293                                  $167,851
========================================================================================================================



6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2011, 2010 and 2009, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $227,688      $221,942      $236,619
Capitalization of acquisition costs                                25,183        23,289        27,171
Amortization, excluding the impact of valuation assumptions
review                                                            (19,925)      (24,994)      (21,550)
Amortization impact of valuation assumptions review                (3,900)       17,300         9,600
Impact of change in net unrealized securities gains                (5,104)       (9,849)      (29,898)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $223,942      $227,688      $221,942
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $23,947       $22,919       $23,808
Capitalization of sales inducement costs                              588         2,460         5,305
Amortization, excluding the impact of valuation assumptions
review                                                             (2,408)       (2,744)       (3,441)
Amortization impact of valuation assumptions review                  (400)        2,400           400
Impact of change in net unrealized securities gains                  (505)       (1,088)       (3,153)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $21,222       $23,947       $22,919
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

7. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth").

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2011 and 2010, traditional life and universal life insurance in force aggregated $11.0 billion and $10.9 billion, respectively, of which $7.1 billion and $6.8 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Direct premiums                                                  $ 34,635       $36,261      $ 35,949
Reinsurance ceded                                                 (10,932)       (9,855)      (10,885)
-------------------------------------------------------------------------------------------------------
Net premiums                                                     $ 23,703       $26,406      $ 25,064
=======================================================================================================



Policy and contract charges are presented on the Statements of Income net of $3.6 million, $3.2 million and $2.9 million of reinsurance ceded for the years ended December 31, 2011, 2010 and 2009, respectively.

Reinsurance recovered from reinsurers was $5.8 million, $3.2 million and $4.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $67.1 million and $60.8 million related to LTC risk ceded to Genworth as of December 31, 2011 and 2010, respectively. Future policy benefits include $3.9 million and $4.4 million related to an assumed reinsurance arrangement as of December 31, 2011 and 2010, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,175,207    $1,183,309
Variable annuity fixed sub-accounts                                        234,734       235,603
Variable annuity GMWB                                                       66,621        17,818
Variable annuity GMAB                                                       13,632         4,455
Other variable annuity guarantees                                              668           665
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,490,862     1,441,850
VUL/UL insurance                                                           167,546       159,265
VUL/UL insurance additional liabilities                                     14,315         9,214
Other life, DI and LTC insurance                                           309,419       290,328
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,982,142     1,900,657
Policy claims and other policyholders' funds                                 6,753         7,308
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
     policyholders' funds                                               $1,988,895    $1,907,965
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $3,094,544    $3,112,417
VUL insurance variable sub-accounts                                        318,004       335,073
Other insurance variable sub-accounts                                          927           997
-------------------------------------------------------------------------------------------------
  Total                                                                 $3,413,475    $3,448,487
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and/or GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term insurance as well as disability products. The Company no longer offers stand alone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company's variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. All new contracts with a living benefit must enroll in the Company's investment allocation program choosing from one of the five asset allocation models.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models.

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2011                            DECEMBER 31, 2010
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET         WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT         AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $2,011,895     $1,938,491       $17,231          62         $1,870,152     $1,804,744
  Five/six-year reset                   632,457        489,347        17,853          62            792,424        641,143
  One-year ratchet                      447,460        433,022        22,175          64            443,530        428,059
  Five-year ratchet                     181,760        177,014         4,008          61            180,228        175,810
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $3,273,572     $3,037,874       $61,267          62         $3,286,334     $3,049,756
===========================================================================================================================
GGU DEATH BENEFIT                    $      129     $      114       $    --          52         $      142     $      127
GMIB                                 $   19,084     $   17,954       $ 4,072          63         $   24,882     $   23,352
GMWB:
  GMWB                               $  231,605     $  230,593       $12,287          65         $  252,182     $  251,003
  GMWB for life                       1,243,218      1,236,664        40,035          64          1,069,666      1,066,043
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,474,823     $1,467,257       $52,322          64         $1,321,848     $1,317,046
===========================================================================================================================
GMAB                                 $  233,835     $  233,544       $ 3,756          56         $  212,750     $  211,578
                                         DECEMBER 31, 2010
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                    $ 6,774          61
  Five/six-year reset                   15,804          62
  One-year ratchet                      11,344          63
  Five-year ratchet                      1,798          61
---------------------------------------------------------------
    Total -- GMDB                      $35,720          62
===============================================================
GGU DEATH BENEFIT                      $    --          51
GMIB                                   $ 2,797          62
GMWB:
  GMWB                                 $ 5,163          64
  GMWB for life                          5,192          63
---------------------------------------------------------------
    Total -- GMWB                      $10,355          63
===============================================================
GMAB                                   $   931          55


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2009                         $ 2,488        $403        $ 75,843      $ 18,796       $  943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                           325         384           9,188         4,374        1,231
Incurred claims                                        661          64           8,630            81        4,926
Paid claims                                           (769)         --              --            --          (81)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                           217         448          17,818         4,455        6,076
Incurred claims                                        309          31          48,803         9,177        3,016
Paid claims                                           (337)         --              --            --           (9)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011                       $   189        $479        $ 66,621      $ 13,632       $9,083
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,627,641    $1,715,400
  Bond                                                                   1,313,343     1,232,129
  Other                                                                    106,383       120,187
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $3,047,367    $3,067,716
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2011, 2010 and 2009.

10. LINES OF CREDIT
The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2011 and 2010.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

11. FAIR VALUES OF ASSETS AND LIABILITIES
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. The Company's cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include corporate bonds, certain non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The fair value of certain asset backed securities and non-agency residential mortgage backed securities is obtained from third-party pricing services who use significant unobservable inputs to estimate the fair value.

Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company's due diligence procedures include assessing the vendor's valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value ("NAV") of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties' nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2011 and 2010. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

LIABILITIES
Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company's nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2011 and 2010. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2011
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,146,698      $81,587     $1,228,285
     Residential mortgage backed securities                   --         220,896        3,414        224,310
     Commercial mortgage backed securities                    --         215,238           36        215,274
     State and municipal obligations                          --         100,674           --        100,674
     Asset backed securities                                  --          45,824       10,550         56,374
     U.S. government and agencies obligations              1,425           5,532           --          6,957
     Foreign government bonds and obligations                 --           4,287           --          4,287
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,425       1,739,149       95,587      1,836,161
  Cash equivalents                                            --          81,690           --         81,690
  Other assets:
    Interest rate derivative contracts                        --          32,604           --         32,604
    Equity derivative contracts                            2,208          51,006           --         53,214
-------------------------------------------------------------------------------------------------------------
  Total other assets                                       2,208          83,610           --         85,818
  Separate account assets                                     --       3,413,475           --      3,413,475
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $3,633      $5,317,924      $95,587     $5,417,144
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --      $79,451     $   79,451(1)
  Other liabilities:
    Interest rate derivative contracts                        --           1,433           --          1,433
    Equity derivative contracts                               --           8,878           --          8,878
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          10,311           --         10,311
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   10,311      $79,451     $   89,762
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $25.4 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,104,641     $ 79,053     $1,183,694
     Commercial mortgage backed securities                    --         236,355        2,100        238,455
     Residential mortgage backed securities                   --         113,799      107,822        221,621
     Asset backed securities                                  --          51,711       15,024         66,735
     State and municipal obligations                          --          78,937           --         78,937
     U.S. government and agencies obligations              1,432           8,208           --          9,640
     Foreign government bonds and obligations                 --           4,506           --          4,506
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,432       1,598,157      203,999      1,803,588
  Cash equivalents                                            --          66,199           --         66,199
  Other assets:
    Interest rate derivative contracts                        --           9,401           --          9,401
    Equity derivative contracts                               --           9,963           --          9,963
-------------------------------------------------------------------------------------------------------------
  Total other assets                                          --          19,364           --         19,364
  Separate account assets                                     --       3,448,487           --      3,448,487
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,432      $5,132,207     $203,999     $5,337,638
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --     $ 21,650     $   21,650(1)
  Other liabilities:
    Interest rate derivative contracts                        --           1,101           --          1,101
    Equity derivative contracts                               --          17,921           --         17,921
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          19,022           --         19,022
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   19,022     $ 21,650     $   40,672
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $9.4 million cumulative decrease to the embedded derivative liability.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                                                                                 FUTURE
                                                   AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES               POLICY
                                        --------------------------------------------------------------------    BENEFITS:
                                                       RESIDENTIAL   COMMERCIAL                                 GMWB AND
                                          CORPORATE     MORTGAGE      MORTGAGE        ASSET                       GMAB
                                            DEBT         BACKED        BACKED        BACKED                     EMBEDDED
(IN THOUSANDS)                           SECURITIES    SECURITIES    SECURITIES    SECURITIES       TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2011                   $79,053      $107,822       $ 2,100       $15,024      $203,999      $(21,650)
  Total gains (losses) included in:
    Net income                                 939         2,395            --           166         3,500(1)    (49,103)(2)
    Other comprehensive income               1,296        (5,962)           (5)         (820)       (5,491)           --
  Purchases                                 10,399            --            --            --        10,399            --
  Sales                                     (6,774)           --            --            --        (6,774)           --
  Issues                                        --            --            --            --            --        (8,028)
  Settlements                               (3,773)      (18,575)          (39)       (1,319)      (23,706)         (670)
  Transfers into Level 3                       447            --            --            --           447            --
  Transfers out of Level 3                      --       (82,266)       (2,020)       (2,501)      (86,787)           --
--------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2011                 $81,587      $  3,414       $    36       $10,550      $ 95,587      $(79,451)
==========================================================================================================================
Changes in unrealized gains (losses)
  relating to assets and liabilities
  held at December 31, 2011 included
  in:
       Net investment income               $   (27)     $     43       $    --       $   141      $    157      $     --
       Net realized investment gains
          (losses)                              --          (800)           --            --          (800)           --
       Benefits, claims, losses and
          settlement expenses                   --            --            --            --            --       (49,503)


(1) Represents a $149 thousand gain included in net realized investment gains and a $3.4 million gain included in net investment income in the Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                                                                       FUTURE
                                           AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                             POLICY
                                --------------------------------------------------------------------                  BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                  CORPORATE     MORTGAGE      MORTGAGE        ASSET                                     GMAB
                                    DEBT         BACKED        BACKED        BACKED                       OTHER       EMBEDDED
(IN THOUSANDS)                   SECURITIES    SECURITIES    SECURITIES    SECURITIES       TOTAL        ASSETS      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2010           $67,825      $121,928       $  142        $15,656      $205,551        $ 137       $(13,413)
  Total gains (losses)
  included in:
    Net income                           6         3,497            1            122         3,626(1)      (137)(2)     (1,334)(3)
    Other comprehensive income       3,245         8,942           (4)         1,553        13,736           --             --
  Purchases, sales, issues and
    settlements, net                 7,977       (26,545)       1,961         (2,307)      (18,914)          --         (6,903)
  Transfers into Level 3                --            --           --             --            --           --             --
  Transfers out of Level 3              --            --           --             --            --           --             --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2010         $79,053      $107,822       $2,100        $15,024      $203,999        $  --       $(21,650)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2010 included
  in:
       Net investment income       $     6      $  3,519       $   --        $   122      $  3,647        $  --       $     --
       Net realized investment
          gains (losses)                --           (33)          --             --           (33)          --             --
       Benefits, claims,
          losses and
          settlement expenses           --            --           --             --            --           --         (2,113)


(1) Represents a $33 thousand loss included in net realized investment gains and a $3.7 million gain included in net investment income in the Statements of Income.

(2) Included in net investment income in the Statements of Income.

(3) Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company's adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was an increase of $8.7 million and $1.0 million, net of DAC and DSIC amortization, for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, transfers out of Level 3 to Level 2 included certain non-agency residential mortgage backed securities and sub-prime non-agency residential mortgage backed securities classified as asset backed securities with a fair value of $84.8 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed security market and increased observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2011                        2010
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  153,293    $  164,125    $  167,851    $  173,704
  Policy loans                                              37,367        36,190        36,484        39,876
FINANCIAL LIABILITIES
  Future policy benefits                                $1,075,262    $1,171,288    $1,090,645    $1,139,194
  Separate account liabilities                               7,557         7,557         6,193         6,193


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12. RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2011, 2010 and 2009, the Company received $11.9 million, $7.5 million and $4.8 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.0 million, $27.4 million and $32.3 million for 2011, 2010 and 2009, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2011, 2010 and 2009, the Company paid cash dividends of $78.6 million, $28.2 million and nil, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

The Company filed a consolidated federal income tax return for 2009 with its parent, RiverSource Life. Beginning in 2010, taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2011, the Company had an amount due to Ameriprise Financial for federal income taxes of $1.0 million. At December 31, 2010, the Company had an amount due from Ameriprise Financial for federal income taxes of $1.8 million. Amounts due to RiverSource Life for federal income taxes were $6.7 million at both December 31, 2011 and 2010.

13. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $(3.8) million, $59.5 million and $101.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Reconciliations of net income and shareholder's equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York ("SAP") are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                $ 37,734      $ 52,270      $ 56,402
Capitalization/amortization of DAC, net (GAAP item)                (1,358)      (15,595)      (15,221)
Capitalization/amortization of DSIC, net (GAAP item)                2,220        (2,116)       (2,263)
Change in deferred income taxes(1)(2)                              (5,542)        6,789         7,335
Change in future policy benefits(1)                                (5,556)       16,819       (59,162)
Current income tax expense(1)                                          --        (4,355)       (7,584)
Change in separate account liability adjustment (SAP item)         (2,605)       (2,812)       61,812
Derivatives(1)(2)                                                 (31,473)       11,018        46,726
Change in interest maintenance reserve (SAP item)                   1,935         1,313        (3,187)
Other, net                                                         (1,576)         (236)        1,331
-------------------------------------------------------------------------------------------------------
Net income (loss), SAP basis(3)                                  $ (6,221)     $ 63,095      $ 86,189
=======================================================================================================



(1) Represents valuation differences between GAAP and SAP income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3) Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 444,274     $ 470,641
DAC (GAAP item)                                                           (223,942)     (227,688)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                               (152,972)     (114,491)
DSIC (GAAP item)                                                           (21,222)      (23,947)
Asset valuation reserve                                                    (18,618)       (3,279)
Future policy benefits(1)(2)                                                16,983        10,149
Deferred income taxes, net(1)                                               82,178        76,153
Separate account liability adjustment (SAP item)                           154,547       146,852
Non-admitted assets (SAP item)                                             (27,769)      (26,580)
Other, net                                                                 (17,982)      (20,037)
-------------------------------------------------------------------------------------------------
Capital and surplus, SAP basis(3)                                        $ 235,477     $ 287,773
=================================================================================================



(1) Represents valuation differences between GAAP and SAP balance sheet amounts.

(2) In 2010, RiverSource Life recorded a prior period correction of $(12.9) million to comply with New York Regulation 147 valuation requirements for variable universal life reserves.

(3) Includes unassigned surplus of $117.9 million and $168.6 million at December 31, 2011 and 2010, respectively.

14. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2011           2010         LOCATION         2011           2010
-----------------------------------------------------------------------------------------------------------------
                                                (IN THOUSANDS)                               (IN THOUSANDS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $32,604        $ 9,401     liabilities       $ 1,433        $ 1,101
                                                                       Other
  Equity contracts        Other assets       53,214          9,963     liabilities         8,878         17,921
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable             --             --     benefits           79,451         21,650
                                         ---------------------------                  ---------------------------
Total derivatives                           $85,818        $19,364                       $89,762        $40,672
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

                                      LOCATION OF
                                      GAIN (LOSS)
                                        ON
                                      DERIVATIVES                    AMOUNT OF GAIN (LOSS) ON
                                      RECOGNIZED                 DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED                IN            --------------------------------------------------
AS HEDGING INSTRUMENTS                INCOME                2011               2010               2009
----------------------------------------------------------------------------------------------------------
                                                                 (IN THOUSANDS)
GMWB AND GMAB
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Interest rate contracts            expenses             $ 28,823           $ 17,503           $(12,897)
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Equity contracts                   expenses                7,402            (16,587)           (47,198)
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Foreign currency contracts         expenses                 (188)                --                 --
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Embedded derivatives(1)            expenses              (57,801)            (8,237)            81,052
----------------------------------------------------------------------------------------------------------
    Total derivatives                                     $(21,764)          $ (7,321)          $ 20,957
==========================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company's variable annuity guaranteed benefits.

Certain of the Company's annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options and interest rate swaps. At December 31, 2011 and 2010, the gross notional amount of derivatives contracts for the Company's GMWB and GMAB provisions was $1.8 billion and $985.7 million, respectively.

The deferred premium associated with certain options is paid semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2012                                                                              $13,403
2013                                                                               12,573
2014                                                                               12,573
2015                                                                               12,035
2016                                                                               10,639
2017-2025                                                                          25,080


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2011 and 2010, the Company held $45.7 million and $2.2 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2011 and 2010, the Company had accepted additional collateral consisting of various securities with a fair value of $22.9 million and nil, respectively, which are not reflected on the Balance Sheets. As of December 31, 2011 and 2010, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $8.6 million and $9.1 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2011 and 2010, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $687 thousand and $10.4 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2011 and 2010 was $687 thousand and $10.4 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2011 and 2010 were triggered, the Company's obligation would be limited to the net liability position.

15. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,722       $11,154       $16,836
  State                                                              (579)          720         1,677
-------------------------------------------------------------------------------------------------------
    Total current income tax                                       16,143        11,874        18,513
Deferred federal income tax benefit                                (5,542)        6,789         7,335
-------------------------------------------------------------------------------------------------------
Income tax provision                                              $10,601       $18,663       $25,848
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2011          2010          2009
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (10.0)        (5.3)         (5.4)
  State taxes, net of federal benefit                               (0.8)         0.6           1.3
  Taxes applicable to prior years                                   (0.3)        (3.0)          1.1
  Foreign tax credit, net of addback                                (1.9)        (1.1)         (0.6)
  Other                                                             (0.1)         0.1            --
-------------------------------------------------------------------------------------------------------
Income tax provision (effective tax rate)                           21.9%        26.3%         31.4%
=======================================================================================================



For 2011, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2011 compared to 2010 as well as a favorable audit settlement related to the dividends received deduction. For 2010, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2010 compared to 2009 while tax advantaged items increased for 2010 compared to 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 75,232      $ 60,121
  Investment related                                                           --         6,084
  Capital loss and tax credit carryforward                                  2,106            --
  Other                                                                     2,556         1,994
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           79,894        68,199
Deferred income tax liabilities:
  DAC                                                                      71,051        70,102
  Net unrealized gains on Available-for Sale securities                    31,398        23,617
  Investment related                                                        6,157            --
  DSIC                                                                      7,428         8,382
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                     116,034       102,101
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $ 36,140      $ 33,902
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences, iii) taxable income in prior carryback years, and iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2011 and 2010.

The Company has tax benefits related to capital loss carryforwards of $2.1 million which expire beginning December 31, 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $ 2,330       $(1,602)      $(2,146)
Additions based on tax positions related to the current year           --            --            61
Additions for tax positions of prior years                          6,000        12,642           807
Reductions for tax positions of prior years                          (634)       (5,954)         (324)
Settlements                                                        (1,272)       (2,756)           --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $ 6,424       $ 2,330       $(1,602)
=======================================================================================================



If recognized, approximately $424 thousand, $2.3 million and $2.9 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net reduction of $3.9 million, and a net increase of $1.8 million and $17 thousand in interest and penalties for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had a payable of $2.0 million and a receivable of $1.9 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $6.4 million in the next 12 months.

Ameriprise Financial and the Company file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service ("IRS") had completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is currently auditing the Company's income tax returns for 2008 and 2009. The Company's state income tax returns are currently under examination by various jurisdictions for years ranging from 1999 through 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

It is possible there will be corporate tax reform in the next few years. While impossible to predict, based on current information, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company's income tax expense and deferred tax balances.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains                                   $7,780        $7,390        $50,498


16. COMMITMENTS AND CONTINGENCIES
At December 31, 2011 and 2010, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2011, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide review of unclaimed property and escheatment practices and procedures, the Company is responding to a request from the New York insurance regulator regarding its abandoned property. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The financial crisis of 2008 and 2009 and subsequent uncertainty and volatility in the U.S. economy and financial markets have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

PART C.

Item 24. Financial Statements and Exhibits

        (a)     Financial Statements included in Part B of this Registration
                Statement:

                RiverSource of New York Variable Annuity Account 2
                        Reports of Independent Registered Public Accounting Firms dated April 20, 2012 and April 22, 2011 Statements of Assets and Liabilities for the year ended Dec. 31, 2011
                        Statements of Operations for the year ended Dec. 31,
                        2011
                        Statements of Changes in Net Assets for the two years ended Dec. 31, 2011
                        Notes to Financial Statements

                 RiverSource Life Insurance Co. of New York
                        Reports of Independent Registered Public Accounting Firms dated April 20, 2012 and April 15, 2011.
                        Balance Sheets as of Dec. 31, 2011 and 2010.
                        Statements of Income for the years ended Dec. 31, 2011, 2010 and 2009.
                        Statements of Cash Flows for the years ended Dec. 31, 2011, 2010 and 2009.
                        Statements of Shareholder's Equity for the three years ended Dec. 31, 2011, 2010 and 2009.
                        Notes to Financial Statements

        (b)     Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio
        - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically on or about April 28, 2006 as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 12 to

        Registration Statement No.333-101051 is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of merger and subsequent name changes, dated Aug. 29, 2006 filed electronically as
        Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.6 Resolution of the Board of Directors of RiverSource Life Insurance Co. of New York establishing 391 additional subaccounts dated April 6, 2011 filed electronically as exhibit 1.6 to Post-Effective Amendment No.10 to registration Statement No. 333-139764, filed on or about April 27, 2011 is incorporated by reference.

2.      Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed as
        Exhibit 3. to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.1     Not applicable.

4.2     Not applicable.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5     Form of SEP-IRA contract (form 272252) filed electronically as Exhibit
        4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6     Form of TSA-401 contract (form 272253) filed electronically as Exhibit
        4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10    Form of Performance Credit rider (form 272258) filed electronically as
        Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11    Form of Deferred Annuity Contract (form 272877) filed electronically as
        Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872-NY) filed electronically as Exhibit
        4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15    Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
        Base) (form 272873-NY) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874-NY) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865-NY) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866-NY) filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867-NY) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.26 Form of Non-qualified Fixed and Variable Annuity contract (form 273954-NY) filed as Exhibit 4.26 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.27 Form of Contract Data Page to Nonqualified Fixed and Variable Annuity Contract (form 273954-NYDPINN) filed as Exhibit 4.27 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.28 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954-NYDPEND) filed as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.29 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 273961-NY) filed as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.30    Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
        Base) (form 273962-NY) filed as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.31 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 273963-NY) filed as Exhibit 4.31 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.32 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (form 273959-NY) filed as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.33 Form of Annuity Endorsement - Tax Sheltered Annuity (form 274192-NY) filed as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.34    Form of Annuity Endorsement - 401(a) (form 274193-NY) filed as Exhibit
        4.34 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.35 Form of Annuity Endorsement - Unisex Endorsement (form 273964-NY) filed as Exhibit 4.35 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.36    Form of Annuity Endorsement - IRA and SEP IRA (form 274190-NY) filed as
        Exhibit 4.36 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.37    Form of Annuity Endorsement - Roth IRA (form 274191-NY) filed as Exhibit
        4.37 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.38 Form of IRA 10 Day Return of Payment "Free Look" Sticker (form 271866-NY) filed as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.39    Form of Guarantor(SM) Withdrawal Benefit (form 273567-NYE) filed as
        Exhibit 4.39 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on or about August 28, 2006 is incorporated by reference.

4.40    Form of Guarantor(SM) Withdrawal Benefit (form 272875-NYE) filed as
        Exhibit 4.40 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on about August 28, 2006 is incorporated by reference.

4.41    Form of Fixed Account Limit Endorsement (form 272621) filed as Exhibit
        4.41 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.42    Form of Data Page Maximum Payment Sticker (form 272622-D) filed as
        Exhibit 4.42 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of Contract Data Pages (form 272877-NYDPE) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Contract Data Pages (form 272877NY-DPE2) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Deferred Annuity Contract (form 273954-NYZ) filed electronically as Exhibit 4.45 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.46 Form of Secure Source - Single Life rider (form 273959-SGNY) filed electronically as Exhibit 4.46 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.47 Form of Secure Source - Joint Life rider (form 273959-JTNY) filed electronically as Exhibit 4.47 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.48 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.47 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.49 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.47 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.61    Form of Deferred Annuity Contract (form 411265) filed electronically as
        Exhibit 4.61 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-139764 on or about is incorporated by reference.

4.62 Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Innovations Select Variable Annuity filed electronically as
        Exhibit 4.62 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-139764 on or about is incorporated by reference.

4.63 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.25 to RiverSource Variable Account New York's Post-Effective Amendment No. 34 to

        Registration Statement No. 333-91691 is incorporated herein by reference.

4.64 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.26 to RiverSource Variable Account New York's Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated herein by reference.

5.1     Not applicable.

5.2 Form of Variable Annuity Application-Innovations (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4 Form of Variable Annuity Application-Innovations Select (273635-NY) filed electronically as Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.5     Not applicable.

5.6 Form of Fixed and Variable Annuity Application-Innovations Select (form 273971-NY) filed as Exhibit 5.6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.7 Form of Fixed and Variable Annuity Application-Endeavor Select (form 273973-NY) filed as Exhibit 5.7 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.8     Not applicable.

5.9 Form of Fixed and Variable Annuity Application - Endeavor Select (form 273640-NY) filed as Exhibit 5.59 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.      Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors,

        Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc.
        filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2     Not applicable.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services
        Company, dated June 15, 2006, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated by reference.

8.4 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007,among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

herein.

8.5 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed on or about April 28, 2006 as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.8 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of
        New York, Columbia Funds Variable Insurance Trust, Columbia
        Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.8 to RiverSource Variable Annuity Account's Initial

        Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

8.9 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit
        Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically filed as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment
        Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit
        8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable
        Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
        Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.13 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as
        Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.15 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment

        No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.17 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.18 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.19 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as
        Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.20 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consents of Independent Registered Public Accounting Firms for RiverSource(R) Innovations Select Variable Annuity are filed electronically herewith.

10.2 Consents of Independent Registered Public Accounting Firms for RiverSource(R) Endeavor Select Variable Annuity are filed electronically herewith.

11.     None.

12.     Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement dated April 2, 2012 filed electronically as Exhibit 13 to Post-Effective Amendment No. 36 to Registration Statement No. 333-91691 on or about April 26, 2012 is incorporated by reference.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York
------------------------------------------------------------------------------------------------------
Name                       Principal Business Address*        Positions and Offices with Depositor
-------------------  ----------------------------------  ---------------------------------------------
Maureen A. Buckley   20 Madison Ave. Extension           Chairman of the Board, President and Chief
                     Albany, NY 12203                    Executive Officer

Gumer C. Alvero      1765 Ameriprise Financial Center    Director and Executive Vice President -
                     Minneapolis, MN 55474               Annuities

Richard N. Bush                                          Senior Vice President - Corporate Tax

Douglas K. Dunning                                       Director

Steve M. Gathje                                          Senior Vice President and Chief Actuary

Mark Gorham                                              Director and Vice President - Insurance
                                                         Product Development

Robert R. Grew       Carter, Ledyard & Milburn           Director
                     2 Wall Street
                     New York, NY 10005-2072

Ronald L. Guzior     Bollam, Sheedy, Torani              Director
                     & Co. LLP CPA's
                     26 Computer Drive West
                     Albany, NY 12205

James L. Hamalainen                                      Senior Vice President and Treasurer

Jean B. Keffeler     1010 Swingley Rd.                   Director
                     Livingston, MT 59047

Jeryl A. Millner     138 Ameriprise Financial Center     Director
                     Minneapolis, MN 55474

Thomas R. Moore                                          Secretary

Thomas V. Nicolosi   Ameriprise Financial Services Inc.  Director
                     Suite 220
                     500 Mamaroneck Avenue
                     Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.             02/13/2012

Parent Company                                                      Incorp State
--------------                                                      ------------
Ameriprise Financial, Inc.                                          DE

Subsidiary Name                                                     Incorp State
---------------                                                     ------------
Ameriprise Advisor Capital, LLC                                     DE
Ameriprise Bank, FSB                                                NY
Ameriprise Capital Trust I                                          DE
Ameriprise Capital Trust II                                         DE
Ameriprise Capital Trust III                                        DE
Ameriprise Capital Trust IV                                         DE
Ameriprise Captive Insurance Company                                VT
Ameriprise Certificate Company                                      DE
      Investors Syndicate Development Corporation                   NV
Ameriprise Holdings, Inc.                                           DE
Ameriprise India Private Limited                                    India
      Ameriprise India Insurance Brokers Services Private Limited*  India
Ameriprise Trust Company                                            MN
AMPF Holding Corporation                                            MI
      American Enterprise Investment Services Inc.**                MN
      Ameriprise Financial Services, Inc.**                         DE
      AMPF Property Corporation                                     MI
      AMPF Realty Corporation                                       MI
Columbia Management Investment Advisers, LLC                        MN
      Advisory Capital Strategies Group Inc.                        MN
      Columbia Wanger Asset Management, LLC                         DE
      GA Legacy, LLC                                                DE
      J.& W. Seligman & Co. Incorporated                            DE
            Columbia Management Investment Distributors, Inc.**     NY
            Columbia Research Partners LLC                          DE
            Seligman Focus Partners LLC                             DE
            Seligman Global Technology Partners LLC                 DE
            Seligman Health Partners LLC                            DE
            Seligman Health Plus Partners LLC                       DE
            Seligman Partners LLC                                   DE
      RiverSource CDO Seed Investment, LLC                          MN
      WAM Acquisition GP, Inc.                                      DE
Columbia Management Investment Services Corp.                       MN
IDS Management Corporation                                          MN
      IDS Futures Corporation                                       MN
IDS Property Casualty Insurance Company                             WI
      Ameriprise Auto & Home Insurance Agency, Inc.                 WI
      Ameriprise Insurance Company                                  WI
RiverSource Distributors, Inc.**                                    DE
RiverSource Life Insurance Company                                  MN
      RiverSource Life Insurance Co. of New York                    NY
            RiverSource NY REO, LLC                                 NY
      RiverSource REO 1, LLC                                        MN
      RiverSource Tax Advantaged Investments, Inc.                  DE
            AEXP Affordable Housing Porfolio LLC                    DE
Threadneedle Asset Management Holdings Sarl                         Luxembourg
      (See separate Threadneedle subsidiary list.)

* This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chadrasekhar (74%) as required by India law.

**    Registered Broker-Dealer

Item 27.      Number of Contract owners

        As of March 31, 2012 there were 565 nonqualified and 689 qualified contract owners.

Item 28.      Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
PRINCIPAL UNDERWRITERS.

RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal    Positions and Offices
Business Address*     with Underwriter
-------------------   ----------------------------------
Lynn Abbott           President

Gumer C. Alvero       Director and Vice President

Thomas R. Moore       Secretary

Jon Stenberg          Director

David K. Stewart      Chief Financial Officer

William F. Truscott   Chairman of the Board and
                      Chief Executive officer

John R. Woerner       Vice President

*     Business address is: 50611 Ameriprise Financial Center, Minneapolis,
      MN 55474


Item 29(c)

RiverSource Distributors, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

                          NET
                     UNDERWRITING
 NAME OF PRINCIPAL   DISCOUNTS AND  COMPENSATION    BROKERAGE
     UNDERWRITER      COMMISSIONS   ON REDEMPTION  COMMISSIONS  COMPENSATION
------------------   -------------  -------------  -----------  ------------
RiverSource          $26,901,811    None           None         None
Distributors, Inc.

Item 30. Location of Accounts and Records

        RiverSource Life Insurance Co. of New York
        20 Madison Avenue Extension
        Albany, NY 12203

Item 31. Management Services

                Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 26th day of April, 2012.

                    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                    ACCOUNT 2
                    (Registrant)

                    By RiverSource Life Insurance Co. of New York
                    (Sponsor)

                    By /s/ Maureen A. Buckley*
                       -------------------------------------
                       Maureen A. Buckley
                       Chairman of the Board, President and Chief
                       Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2012.

SIGNATURE                                TITLE

/s/ Gumer C. Alvero*                       Director and Executive
--------------------------------------     Vice President - Annuities
Gumer C. Alvero

/s/ Maureen A. Buckley*                    Chairman of the Board,
--------------------------------------     President and Chief Executive
   Maureen A. Buckley                      Officer

/s/ Richard N. Bush*                       Senior Vice President -
--------------------------------------     Corporate Tax
    Richard N. Bush

/s/ Douglas K. Dunning*                    Director
--------------------------------------
    Douglas K. Dunning

/s/ Steve M. Gathje*                       Senior Vice President and
--------------------------------------     Chief Actuary
    Steve M. Gathje

/s/ Mark Gorham*                           Director and Vice President -
--------------------------------------     Insurance Product Development
    Mark Gorham

/s/ Robert R. Grew*                        Director
--------------------------------------
    Robert R. Grew

/s/ Ronald L. Guzior*                      Director
--------------------------------------
    Ronald L. Guzior

/s/ James L. Hamalainen*                   Senior Vice President and Treasurer
--------------------------------------
   James L. Hamalainen

/s/ Jean B. Keffeler*                      Director
--------------------------------------
    Jean B. Keffeler

/s/ Jeryl A. Millner*                      Director
--------------------------------------
Jeryl A. Millner

/s/ Thomas V. Nicolosi*                    Director
--------------------------------------
Thomas V. Nicolosi

* Signed pursuant to Power of Attorney dated Oct. 14, 2010, filed electronically as Exhibit 13 to Post-Effective Amendment No. 36 to Registration Statement No. 333-91691 on or about April 26, 2012 is incorporated by reference, by:

By: /s/ Dixie Carroll
    ---------------------------------
   Dixie Carroll
 Assistant General Counsel and
Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11
                    TO REGISTRATION STATEMENT NO. 333-139764

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

 The prospectus for RiverSource(R) Innovations Select Variable Annuity The prospectus for RiverSource(R) Endeavor Select Variable Annuity

Part B.

 The combined Statement of Additional Information and Financial
 Statements for RiverSource of New York Variable Account 2 dated April 30, 2012

Part C.

 Other Information.
 The signatures.
 Exhibits

                EXHIBIT INDEX

9.      Opinion of Counsel and Consent

10.1 Consents of Independent Registered Public Accounting Firms for RiverSource(R) Innovations Select Variable Annuity

10.2 Consents of Independent Registered Public Accounting Firms for RiverSource(R) Endeavor Select Variable Annuity